                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839

                           --------------------------

                          streettracks(R) SERIES TRUST
                          ----------------------------
               (Exact name of registrant as specified in charter)

                      One Lincoln Street, Boston, MA 02111
                          ----------------------------
               (Address of principal executive offices) (zip code)

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                              W. John McGuire, Esq.
                          Morgan, Lewis and Bockius LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004


       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

ITEM 1: REPORTS TO SHAREHOLDERS

SEMI-ANNUAL REPORT December 31, 2006























[STATE STREET GLOBAL ADVISORS LOGO]               PRECISE IN A WORLD THAT ISN'T.

TABLE OF CONTENTS

PRESIDENT'S LETTER..........................................    1
PERFORMANCE & PORTFOLIO SUMMARY.............................    2
SUMMARY SCHEDULES OF INVESTMENTS
  SPDR(R) DJ WILSHIRE TOTAL MARKET ETF (TMW)................   80
  SPDR(R) DJ WILSHIRE LARGE CAP ETF (ELR)...................   83
  SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF (ELG)............   86
  SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF (ELV).............   89
  SPDR(R) DJ WILSHIRE MID CAP ETF (EMM).....................   91
  SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF (EMG)..............   94
  SPDR(R) DJ WILSHIRE MID CAP VALUE ETF (EMV)...............   97
  SPDR(R) DJ WILSHIRE SMALL CAP ETF (DSC)...................   99
  SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF (DSG)............  102
  SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF (DSV).............  105
SCHEDULES OF INVESTMENTS
  SPDR(R) DJ GLOBAL TITANS ETF (DGT)........................  108
  DJ WILSHIRE REIT ETF (RWR)................................  109
  KBW BANK ETF (KBE)........................................  111
  KBW CAPITAL MARKETS ETF (KCE).............................  112
  KBW INSURANCE ETF (KBI)...................................  113
  MORGAN STANLEY TECHNOLOGY ETF (MTK).......................  114
  SPDR(R) S&P(R) DIVIDEND ETF (SDY).........................  115
  SPDR(R) S&P(R) BIOTECH ETF (XBI)..........................  116
  SPDR(R) S&P(R) HOMEBUILDERS ETF (XHB).....................  117
  SPDR(R) S&P(R) METALS & MINING ETF (XME)..................  118
  SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF (XES)...  119
  SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF
     (XOP)..................................................  120
  SPDR(R) S&P(R) PHARMACEUTICALS ETF (XPH)..................  121
  SPDR(R) S&P(R) RETAIL ETF (XRT)...........................  122
  SPDR(R) S&P(R) SEMICONDUCTOR ETF (XSD)....................  123
  KBW REGIONAL BANKING(SM) ETF (KRE)........................  124
FINANCIAL STATEMENTS........................................  126
FINANCIAL HIGHLIGHTS........................................  148
NOTES TO FINANCIAL STATEMENTS...............................  162
OTHER INFORMATION...........................................  172

                   [streetTRACKS (R) semi-annual report LOGO]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear Shareholders,

Enclosed, please find a copy of the semi-annual report as of December 31, 2006. The six months that have elapsed since my last letter have been filled with a number of exciting enhancements to our family of exchange-traded funds.

Some of the most notable developments include:

After conducting extensive research, we determined that consolidating all of State Street's ETFs under the "SPDR(R)" brand would make it easier for investors to identify our funds. To support this re-branding initiative, in the first quarter of 2007 we will be launching a new website address (www.spdretfs.com), a re-designed logo, and an advertising campaign, created around the tagline -- "Precise in a world that isn't(sm)," which helps capture both the purity of our ETFs and their ability to accurately match your investment strategy.

As a result of this re-branding initiative, the names of some of our ETFs will change, but their ticker symbols and our strategy will not. You can be assured we remain focused on providing outstanding products and support that will help you to reach your investment goals.

NEW FUNDS OFFERING INTERNATIONAL DIVERSIFICATION

State Street Global Advisors launched 12 new ETFs in 2006 which provided investors exposure to segments of both the domestic and international market. International ETFs launched included SPDR(R) DJ Wilshire International Real Estate ETF (RWX), SPDR(R) Russell Nomura Prime Japan ETF (JPP) and SPDR(R) Russell Nomura Small Cap Japan ETF (JSC). On the domestic side, we launched 8 ETFs based on S&P equal-weighted industry indexes, as well as one ETF tracking the KBW Regional Banking Index.

Each of these new ETFs was created to meet the demands of our investors, and in the months ahead, we look forward to launching new ETFs that will provide additional opportunities for those looking to diversify their portfolios.

U.S. ASSETS UNDER MANAGEMENT TOP $100 BILLION

State Street's entire selection of ETF offerings continues to experience very strong demand among investors looking for diversified, low cost, tax efficient access to very precise segments of the market. At year-end 2006, total assets under management in our ETFs totaled $101.9* billion up from $85.1* billion at year end 2005.

Given State Street's heritage as the industry's pioneer, my colleagues and I take great pride in the overwhelming support we receive from you and your fellow investors. In the year ahead, we look forward to continuing to help you reach your investment goals.

Sincerely,
James Ross
President

* Includes assets of $9.3 billion and $4.2 billion, respectively, of the streetTRACKS(R) Gold Trust, an investment trust which is not registered as an investment company under the Investment Company Act of 1940.

                   [streetTRACKS (R) semi-annual report LOGO]
              SPDR DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/4/00, 10/10/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    -----------------------------------------------------------------------------------------------------------------------
                                                                      CUMULATIVE TOTAL RETURN
                                        -----------------------------------------------------------------------------------
                                                                     DOW JONES           DOW JONES        S&P 500 INDEX
                                         NET ASSET    MARKET       WILSHIRE 5000       WILSHIRE 5000       (BROAD-BASED
                                           VALUE       VALUE      COMPOSITE INDEX    BLENDED INDEX (2)  COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06          11.80%       11.98%          12.00%             12.00%              12.74%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            14.91%       14.95%          15.78%             15.78%              15.79%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06         35.16%       35.64%          38.52%             36.33%              34.70%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06          34.86%       35.01%          44.34%             36.68%              35.03%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                14.61%       14.83%          16.62%             16.37%               9.82%
    ------------------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURN
                                        -----------------------------------------------------------------------------------
                                                                     DOW JONES           DOW JONES        S&P 500 INDEX
                                         NET ASSET    MARKET       WILSHIRE 5000       WILSHIRE 5000       (BROAD-BASED
                                           VALUE       VALUE      COMPOSITE INDEX    BLENDED INDEX (2)  COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            14.91%       14.95%          15.78%             15.78%              15.79%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06         10.57%       10.70%          11.47%             10.88%              10.44%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06           6.16%        6.19%           7.62%              6.45%               6.19%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 2.21%        2.24%           2.49%              2.46%               1.51%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 4, 2000 to December 31, 2006.
   (2) A blended index return comprised of the Fortune 500 Index through 6/13/05 and the Dow Jones Wilshire 5000 Index return from 6/14/05 through 12/31/06.

                   [streetTRACKS (R) semi-annual report LOGO]
        SPDR DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE TOTAL MARKET ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                     SPDR DOW JONES
                                                  WILSHIRE TOTAL MARKET                                    DOW JONES WILSHIRE
                                                         ETF(A)                 S&P 500 INDEX(C)          5000 BLENDED INDEX(B)
                                                  ---------------------         ----------------          ---------------------
10/04/00                                                10000.00                    10000.00                    10000.00
12/31/00                                                 9467.00                     9230.00                     8970.00
03/31/01                                                 8516.00                     8135.00                     7863.00
06/30/01                                                 8978.00                     8612.00                     8452.00
09/30/01                                                 7763.00                     7348.00                     7107.00
12/31/01                                                 8498.00                     8133.00                     7986.00
03/31/02                                                 8562.00                     8155.00                     8063.00
06/30/02                                                 7480.00                     7063.00                     7046.00
09/30/02                                                 6228.00                     5843.00                     5863.00
12/31/02                                                 6696.00                     6337.00                     5863.00
03/31/03                                                 6467.00                     6337.00                     6126.00
06/30/03                                                 7422.00                     7082.00                     7135.00
09/30/03                                                 7593.00                     7268.00                     7401.00
12/31/03                                                 8478.00                     8153.00                     8321.00
03/31/04                                                 8593.00                     8418.00                     8537.00
06/30/04                                                 8706.00                     8433.00                     8651.00
09/30/04                                                 8560.00                     8275.00                     8492.00
12/31/04                                                 9327.00                     9039.00                     9358.00
03/31/05                                                 9363.00                     9004.00                     9149.00
06/30/05                                                 9364.00                     9173.00                     9361.00
09/30/05                                                 9758.00                     9538.00                     9738.00
12/31/05                                                 9974.00                     9484.00                     9927.00
03/31/06                                                10462.00                     9883.00                    10621.00
06/30/06                                                10251.00                     9741.00                    10413.00
09/30/06                                                10722.00                    10293.00                    10854.00
12/31/06                                                11461.00                    10982.00                    11637.00

                   [streetTRACKS (R) semi-annual report LOGO]
              SPDR DJ Wilshire Total Market ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP,    MICROSOFT     BANK OF
                          CORP.           ELECTRIC CO.     INC.          CORP.         AMERICA CORP.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $3,156,773      2,663,827        1,923,209     1,885,868     1,633,520
    -----------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    2.82%           2.38             1.72          1.68          1.46
    -----------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                 7.5%
    Pharmaceuticals                             5.2
    Insurance                                   4.9
    Diversified Financial Services              4.6
    Commercial Banks                            4.5
    Media                                       3.9
    Software                                    3.5
    Computers & Peripherals                     3.4
    Capital Markets                             3.3
    Industrial Conglomerates                    3.2
    Health Care Providers & Services            2.6
    Semiconductors & Semiconductor
      Equipment                                 2.6
    Real Estate Investment Trusts               2.5
    Communications Equipment                    2.4
    Diversified Telecommunication Services      2.4
    Specialty Retail                            2.3
    Energy Equipment & Services                 2.0
    Hotels Restaurants & Leisure                2.0
    Aerospace & Defense                         1.9
    Food & Staples Retailing                    1.9
    Biotechnology                               1.8
    Electric Utilities                          1.8
    Household Products                          1.8
    Machinery                                   1.8
    Health Care Equipment & Supplies            1.7
    Thrifts & Mortgage Finance                  1.7
    Beverages                                   1.6
    Chemicals                                   1.5
    IT Services                                 1.4
    Food Products                               1.2
    Internet Software & Services                1.2
    Tobacco                                     1.2
    Multiline Retail                            1.1
    Commercial Services & Supplies              1.0
    Metals & Mining                             1.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Multi-Utilities                             1.0%
    Household Durables                          0.9
    Consumer Finance                            0.8
    Road & Rail                                 0.8
    Wireless Telecommunication Services         0.8
    Electronic Equipment & Instruments          0.7
    Air Freight & Logistics                     0.6
    Electrical Equipment                        0.6
    Independent Power Producers & Energy
    Traders                                     0.5
    Life Sciences Tools & Services              0.5
    Textiles, Apparel & Luxury Goods            0.5
    Auto Components                             0.3
    Automobiles                                 0.3
    Containers & Packaging                      0.3
    Diversified Consumer Services               0.3
    Internet & Catalog Retail                   0.3
    Leisure Equipment & Products                0.3
    Paper & Forest Products                     0.3
    Airlines                                    0.2
    Building Products                           0.2
    Gas Utilities                               0.2
    Personal Products                           0.2
    Real Estate Management & Development        0.2
    Construction & Engineering                  0.1
    Construction Materials                      0.1
    Health Care Technology                      0.1
    Office Electronics                          0.1
    Trading Companies & Distributors            0.1
    Water Utilities                             0.1
    Distributors                                0.0**
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                SPDR DJ Wilshire Large Cap ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                         NET ASSET      MARKET     DOW JONES WILSHIRE     DOW JONES LARGE CAP INDEX
                                           VALUE        VALUE       LARGE CAP INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06           12.44%       12.59%          12.59%                     13.07%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06             15.38%       15.67%          15.62%                     15.83%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 18.59%       18.83%          18.86%                     18.57%
    ------------------------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                         NET ASSET      MARKET     DOW JONES WILSHIRE     DOW JONES LARGE CAP INDEX
                                           VALUE        VALUE       LARGE CAP INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06             15.38%       15.67%          15.62%                     15.83%
    --------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 16.01%       16.22%          15.96%                     16.04%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
          SPDR DJ Wilshire Large Cap ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE LARGE CAP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                 SPDR DJ WILSHIRE LARGE        INDEX (BROAD-BASED       DOW JONES WILSHIRE LARGE
                                                       CAP ETF(A)             COMPARATIVE INDEX)(C)           CAP INDEX(B)
                                                 ----------------------       ---------------------     ------------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10278                       10237                       10280
03/31/06                                                  10717                       10617                       10722
06/30/06                                                  10547                       10486                       10557
09/30/06                                                  11095                       11108                       11113
12/31/06                                                  11859                       11857                       11886

                   [streetTRACKS (R) semi-annual report LOGO]
               SPDR DJ Wilshire Large Cap ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP, INC.     MICROSOFT       BANK OF AMERICA
                          CORP.           ELECTRIC CO.                         CORP.           CORP.
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $416,255        361,011          258,559             243,508         223,651
    ---------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.21%           2.78             1.99                1.88            1.73
    ---------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                 7.8%
    Pharmaceuticals                             5.8
    Insurance                                   5.5
    Diversified Financial Services              5.4
    Commercial Banks                            4.1
    Media                                       3.8
    Industrial Conglomerates                    3.7
    Computers & Peripherals                     3.6
    Capital Markets                             3.5
    Software                                    3.3
    Diversified Telecommunication Services      2.7
    Communications Equipment                    2.5
    Health Care Providers & Services            2.5
    Semiconductors & Semiconductor
      Equipment                                 2.5
    Specialty Retail                            2.2
    Aerospace & Defense                         2.1
    Food & Staples Retailing                    2.0
    Household Products                          2.0
    Beverages                                   1.9
    Energy Equipment & Services                 1.9
    Real Estate Investment Trusts               1.9
    Electric Utilities                          1.8
    Hotels Restaurants & Leisure                1.8
    Biotechnology                               1.6
    Health Care Equipment & Supplies            1.6
    Chemicals                                   1.5
    Machinery                                   1.5
    Thrifts & Mortgage Finance                  1.5
    Tobacco                                     1.5
    IT Services                                 1.4
    Internet Software & Services                1.3
    Multi-Utilities                             1.2
    Food Products                               1.1
    Multiline Retail                            1.0
    Consumer Finance                            0.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Metals & Mining                             0.9%
    Wireless Telecommunication Services         0.8
    Air Freight & Logistics                     0.7
    Commercial Services & Supplies              0.7
    Household Durables                          0.7
    Road & Rail                                 0.7
    Electrical Equipment                        0.5
    Independent Power Producers & Energy
      Traders                                   0.5
    Textiles, Apparel & Luxury Goods            0.4
    Automobiles                                 0.3
    Electronic Equipment & Instruments          0.3
    Internet & Catalog Retail                   0.3
    Life Sciences Tools & Services              0.3
    Paper & Forest Products                     0.3
    Airlines                                    0.2
    Building Products                           0.2
    Containers & Packaging                      0.2
    Leisure Equipment & Products                0.2
    Personal Products                           0.2
    Real Estate Management & Development        0.2
    Auto Components                             0.1
    Construction & Engineering                  0.1
    Construction Materials                      0.1
    Distributors                                0.1
    Diversified Consumer Services               0.1
    Gas Utilities                               0.1
    Office Electronics                          0.1
    Trading Companies & Distributors            0.1
    Health Technology                           0.0**
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                  DOW JONES
                                                                               U.S. LARGE CAP
                                                                                GROWTH INDEX/           DOW JONES
                                                              DOW JONES      DOW JONES WILSHIRE      LARGE CAP INDEX
                                     NET ASSET  MARKET   WILSHIRE LARGE CAP   LARGE CAP GROWTH         (BROAD-BASED
                                       VALUE     VALUE      GROWTH INDEX          INDEX (2)         COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06        9.41%     9.25%          9.54%               9.54%                13.07%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06          8.93%     9.05%          9.14%               9.14%                15.83%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06      17.83%    18.10%         28.11%              18.56%                32.68%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06        4.03%     3.79%         19.58%               5.07%                28.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)            -42.81%   -42.74%        -26.61%             -42.09%                -3.63%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                  DOW JONES
                                                                               U.S. LARGE CAP
                                                                                GROWTH INDEX/           DOW JONES
                                                              DOW JONES      DOW JONES WILSHIRE      LARGE CAP INDEX
                                     NET ASSET  MARKET   WILSHIRE LARGE CAP   LARGE CAP GROWTH         (BROAD-BASED
                                       VALUE     VALUE      GROWTH INDEX          INDEX (2)         COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06          8.93%     9.05%          9.14%               9.14%                15.83%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06       5.62%     5.70%          8.60%               5.84%                 9.88%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06        0.79%     0.75%          3.64%               0.99%                 5.12%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)             -8.53%    -8.51%         -4.82%              -8.26%                -0.59%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 25, 2000 to December 31, 2006.
   (2) A blended index return comprised of the Dow Jones U.S. Large Cap Growth Index through 10/31/05 and the Dow Jones Wilshire Large Cap Growth Index return from 11/1/05 through 12/31/06.

                     [streetTRACKS (R) annual report LOGO]
      SPDR DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE LARGE CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          DOW JONES U.S. LARGE
                                                                               DOW JONES LARGE CAP        CAP GROWTH INDEX/DOW
                                                 SPDR DOW JONES WILSHIRE       INDEX (BROAD-BASED       JONES WILSHIRE LARGE CAP
                                                 LARGE CAP GROWTH ETF(A)      COMPARATIVE INDEX)(C)          GROWTH INDEX(B)
                                                 -----------------------      ---------------------     ------------------------
09/25/00                                                  10000                       10000                       10000
09/30/00                                                   9800                        9969                        9799
12/31/00                                                   7395                        8882                        7395
03/31/01                                                   5703                        7629                        5706
06/30/01                                                   6252                        8039                        6260
09/30/01                                                   4696                        6847                        4704
12/31/01                                                   5498                        7508                        5512
03/31/02                                                   5244                        7447                        5259
06/30/02                                                   4233                        6353                        4246
09/30/02                                                   3506                        5290                        3518
12/31/02                                                   3757                        5723                        3771
03/31/03                                                   3780                        5542                        3796
06/30/03                                                   4249                        6376                        4270
09/30/03                                                   4378                        6499                        4402
12/31/03                                                   4854                        7263                        4885
03/31/04                                                   4872                        7341                        4905
06/30/04                                                   4959                        7466                        4996
09/30/04                                                   4696                        7309                        4734
12/31/04                                                   5093                        7953                        5139
03/31/05                                                   4839                        7780                        4884
06/30/05                                                   4896                        7884                        4944
09/30/05                                                   5067                        8146                        5118
12/31/05                                                   5250                        8320                        5306
03/31/06                                                   5433                        8629                        5492
06/30/06                                                   5227                        8523                        5286
09/30/06                                                   5390                        9028                        5454
12/31/06                                                   5719                        9637                        5791

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR DJ Wilshire Large Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ----------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     PROCTER &      JOHNSON &     CISCO SYSTEMS,    WAL-MART
                          CORP.         GAMBLE CO.     JOHNSON       INC.              STORES, INC.
    ----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $8,424,014    6,567,044      6,169,767     5,362,091         3,839,867
    ----------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.94%         3.07           2.89          2.51              1.80
    ----------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Media                                       6.3%
    Software                                    5.5
    Pharmaceuticals                             5.3
    Health Care Providers & Services            4.9
    Communications Equipment                    4.3
    Specialty Retail                            4.2
    Energy Equipment & Services                 4.0
    Household Products                          3.8
    Food & Staples Retailing                    3.7
    Insurance                                   3.7
    Biotechnology                               3.4
    Health Care Equipment & Supplies            3.4
    Oil, Gas & Consumable Fuels                 3.4
    Semiconductors & Semiconductor
      Equipment                                 3.1
    Computers & Peripherals                     2.9
    Internet Software & Services                2.7
    Aerospace & Defense                         2.6
    Hotels Restaurants & Leisure                2.6
    IT Services                                 2.5
    Beverages                                   2.3
    Machinery                                   2.0
    Multiline Retail                            1.9
    Consumer Finance                            1.8
    Capital Markets                             1.6
    Air Freight & Logistics                     1.4
    Wireless Telecommunication Services         1.4
    Real Estate Investment Trusts               1.3
    Commercial Banks                            1.1
    Chemicals                                   1.0
    Household Durables                          1.0
    Commercial Services & Supplies              0.9
    Industrial Conglomerates                    0.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Metals & Mining                             0.9%
    Food Products                               0.8
    Diversified Financial Services              0.7
    Life Sciences Tools & Services              0.7
    Internet & Catalog Retail                   0.6
    Textiles, Apparel & Luxury Goods            0.6
    Multi-Utilities                             0.5
    Thrifts & Mortgage Finance                  0.5
    Road & Rail                                 0.4
    Automobiles                                 0.3
    Electronic Equipment & Instruments          0.3
    Personal Products                           0.3
    Real Estate Management & Development        0.3
    Airlines                                    0.2
    Construction & Engineering                  0.2
    Containers & Packaging                      0.2
    Diversified Consumer Services               0.2
    Gas Utilities                               0.2
    Independent Power Producers & Energy
      Traders                                   0.2
    Auto Components                             0.1
    Building Products                           0.1
    Construction Materials                      0.1
    Diversified Telecommunication Services      0.1
    Electric Utilities                          0.1
    Electrical Equipment                        0.1
    Health Care Technology                      0.1
    Trading Companies & Distributors            0.1
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                 DOW JONES
                                                                              U.S. LARGE CAP
                                                                               VALUE INDEX/             DOW JONES
                                                             DOW JONES      DOW JONES WILSHIRE       LARGE CAP INDEX
                                     NET ASSET  MARKET   WILSHIRE LARGE CAP   LARGE CAP VALUE         (BROAD-BASED
                                       VALUE     VALUE      VALUE INDEX          INDEX (2)         COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06       15.24%    16.19%        15.42%              15.42%                 13.07%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06         21.55%    22.67%        21.86%              21.86%                 15.83%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06      45.03%    46.56%        46.35%              45.96%                 32.68%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06       49.98%    51.47%        62.95%              51.76%                 28.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)             48.84%    50.27%        63.54%              50.95%                 -3.63%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                 DOW JONES
                                                                              U.S. LARGE CAP
                                                                               VALUE INDEX/             DOW JONES
                                                             DOW JONES      DOW JONES WILSHIRE       LARGE CAP INDEX
                                     NET ASSET  MARKET   WILSHIRE LARGE CAP   LARGE CAP VALUE         (BROAD-BASED
                                       VALUE     VALUE      VALUE INDEX          INDEX (2)         COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06         21.55%    22.67%        21.86%              21.86%                 15.83%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06      13.19%    13.59%        13.52%              13.44%                  9.88%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06        8.45%     8.66%        10.25%               8.70%                  5.12%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)              6.55%     6.71%         8.16%               6.72%                 -0.59%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 25, 2000 to December 31, 2006.
   (2) A blended index return comprised of the Dow Jones U.S. Large Cap Value Index through 10/31/05 and the Dow Jones Wilshire Large Cap Value Index return from 11/1/05 through 12/31/06.

                   [streetTRACKS (R) semi-annual report LOGO]
       SPDR DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE LARGE CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          DOW JONES U.S. LARGE
                                                                                                           CAP VALUE INDEX/DOW
                                                 SPDR DJ WILSHIRE LARGE        DOW JONES LARGE CAP      JONES WILSHIRE LARGE CAP
                                                    CAP VALUE ETF(A)                INDEX(C)                 VALUE INDEX(B)
                                                 ----------------------        -------------------      ------------------------
09/25/00                                                  10000                       10000                       10000
09/30/00                                                  10175                        9969                       10179
12/31/00                                                  10592                        8882                       10595
03/31/01                                                   9812                        7629                        9819
06/30/01                                                  10128                        8039                       10142
09/30/01                                                   9422                        6847                        9437
12/31/01                                                   9925                        7508                        9947
03/31/02                                                  10079                        7447                       10110
06/30/02                                                   8881                        6353                        8909
09/30/02                                                   7418                        5290                        7445
12/31/02                                                   8175                        5723                        8214
03/31/03                                                   7726                        5542                        7765
06/30/03                                                   9136                        6376                        9192
09/30/03                                                   9152                        6499                        9212
12/31/03                                                  10262                        7263                       10341
03/31/04                                                  10428                        7341                       10513
06/30/04                                                  10555                        7466                       10648
09/30/04                                                  10690                        7309                       10787
12/31/04                                                  11609                        7953                       11725
03/31/05                                                  11518                        7779                       11635
06/30/05                                                  11657                        7884                       11780
09/30/05                                                  12032                        8145                       12163
12/31/05                                                  12245                        8320                       12387
03/31/06                                                  12845                        8629                       12981
06/30/06                                                  12915                        8523                       13078
09/30/06                                                  13833                        9028                       14018
12/31/06                                                  14884                        9637                       15095

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR DJ Wilshire Large Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP, INC.     BANK OF           PFIZER, INC.
                          CORP.           ELECTRIC CO.                         AMERICA CORP.
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $9,446,180      8,176,712        5,861,032           5,073,438         3,943,871
    --------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    6.13%           5.30             3.80                3.29              2.56
    --------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                11.9%
    Diversified Financial Services              9.6
    Insurance                                   7.0
    Commercial Banks                            6.8
    Industrial Conglomerates                    6.3
    Pharmaceuticals                             6.3
    Capital Markets                             5.3
    Diversified Telecommunication Services      5.1
    Computers & Peripherals                     4.1
    Electric Utilities                          3.4
    Tobacco                                     2.8
    Real Estate Investment Trusts               2.5
    Thrifts & Mortgage Finance                  2.5
    Chemicals                                   1.9
    Semiconductors & Semiconductor
      Equipment                                 1.9
    Multi-Utilities                             1.8
    Aerospace & Defense                         1.7
    Beverages                                   1.6
    Media                                       1.6
    Food Products                               1.5
    Software                                    1.3
    Hotels Restaurants & Leisure                1.1
    Machinery                                   1.0
    Metals & Mining                             0.9
    Road & Rail                                 0.9
    Communications Equipment                    0.8
    Electrical Equipment                        0.8
    Independent Power Producers & Energy
      Traders                                   0.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Commercial Services & Supplies              0.5%
    Food & Staples Retailing                    0.5
    Paper & Forest Products                     0.5
    Automobiles                                 0.4
    Electronic Equipment & Instruments          0.4
    Household Durables                          0.4
    Household Products                          0.4
    IT Services                                 0.4
    Containers & Packaging                      0.3
    Leisure Equipment & Products                0.3
    Specialty Retail                            0.3
    Wireless Telecommunication Services         0.3
    Auto Components                             0.2
    Building Products                           0.2
    Health Care Providers & Services            0.2
    Multiline Retail                            0.2
    Office Electronics                          0.2
    Textiles, Apparel & Luxury Goods            0.2
    Airlines                                    0.1
    Construction Materials                      0.1
    Distributors                                0.1
    Diversified Consumer Services               0.1
    Real Estate Management & Development        0.1
    Trading Companies & Distributors            0.1
    Health Care Equipment & Supplies            0.0**
    Short-Term Investments                      0.2
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                 SPDR DJ Wilshire Mid Cap ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                         NET ASSET      MARKET     DOW JONES WILSHIRE      DOW JONES MID CAP INDEX
                                           VALUE        VALUE        MID CAP INDEX     (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06            8.54%        8.68%            8.71%                     9.33%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06             13.27%       12.72%           13.51%                    14.25%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 18.22%       18.14%           18.52%                    19.84%
    ------------------------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                         NET ASSET      MARKET     DOW JONES WILSHIRE      DOW JONES MID CAP INDEX
                                           VALUE        VALUE        MID CAP INDEX     (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06             13.27%       12.72%          13.51%                     14.25%
    --------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 15.70%       15.63%          15.99%                     17.12%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
           SPDR DJ Wilshire Mid Cap ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE MID CAP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                  SPDR DJ WILSHIRE MID          DOW JONES MID CAP        DOW JONES WILSHIRE MID
                                                       CAP ETF(A)                   INDEX(B)                  CAP INDEX(C)
                                                  --------------------          -----------------        ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10437                       10489                       10441
03/31/06                                                  11340                       11265                       11346
06/30/06                                                  10892                       10961                       10903
09/30/06                                                  10900                       11122                       10918
12/31/06                                                  11822                       11984                       11852

                   [streetTRACKS (R) semi-annual report LOGO]
                SPDR DJ Wilshire Mid Cap ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        HEALTH CARE PROPERTY     SEPRACOR, INC     CB RICHARD ELLIS          TEREX CORP.     REALOGY CORP.
                          INVESTORS, INC.                            GROUP, INC. (CLASS A)
    --------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $75,592                  71,495            71,081                    70,134          68,978
    --------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.45%                    0.42              0.42                      0.41            0.41
    --------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trusts               8.8%
    Insurance                                   5.0
    Oil, Gas & Consumable Fuels                 5.0
    Specialty Retail                            4.1
    Commercial Banks                            3.8
    Machinery                                   3.7
    Commercial Services & Supplies              3.6
    Health Care Providers & Services            3.3
    Chemicals                                   3.2
    Multi- Utilities                            3.1
    Health Care Equipment & Supplies            3.0
    Electronic Equipment & Instruments          2.7
    Containers & Packaging                      2.4
    Software                                    2.4
    Capital Markets                             2.3
    Media                                       2.3
    Energy Equipment & Services                 2.1
    IT Services                                 2.1
    Semiconductors & Semiconductor
      Equipment                                 2.1
    Electric Utilities                          2.0
    Gas Utilities                               1.7
    Hotels, Restaurants & Leisure               1.7
    Thrifts & Mortgage Finance                  1.7
    Household Durables                          1.6
    Food Products                               1.5
    Life Sciences Tools & Services              1.5
    Pharmaceuticals                             1.4
    Communications Equipment                    1.3
    Real Estate Management & Development        1.3
    Biotechnology                               1.2
    Diversified Telecommunication Services      1.2
    Electrical Equipment                        1.2
    Airlines                                    1.1

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Multiline Retail                            1.1%
    Metals & Mining                             1.0
    Road & Rail                                 1.0
    Diversified Consumer Services               0.9
    Wireless Telecommunication Services         0.8
    Aerospace & Defense                         0.7
    Computers & Peripherals                     0.7
    Textiles, Apparel & Luxury Goods            0.7
    Auto Components                             0.6
    Construction & Engineering                  0.6
    Diversified Financial Services              0.6
    Paper & Forest Products                     0.5
    Building Products                           0.4
    Construction Materials                      0.4
    Consumer Finance                            0.4
    Household Products                          0.4
    Industrial Conglomerates                    0.4
    Internet Software & Services                0.4
    Leisure Equipment & Products                0.4
    Health Care Technology                      0.3
    Trading Companies & Distributors            0.3
    Air Freight & Logistics                     0.2
    Beverages                                   0.2
    Food & Staples Retailing                    0.2
    Independent Power Producers & Energy
      Traders                                   0.2
    Office Electronics                          0.2
    Personal Products                           0.2
    Water Utilities                             0.2
    Automobiles                                 0.1
    Internet & Catalog Retail                   0.1
    Short-Term Investments                      0.3
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                        NET ASSET  MARKET   DOW JONES WILSHIRE MID CAP     DOW JONES MID CAP INDEX
                                          VALUE     VALUE          GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06          7.49%     7.74%              7.62%                         9.33%
    --------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           11.32%    11.29%             11.57%                        14.25%
    --------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               16.20%    16.13%             16.51%                        19.84%
    --------------------------------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                        NET ASSET  MARKET   DOW JONES WILSHIRE MID CAP     DOW JONES MID CAP INDEX
                                          VALUE     VALUE          GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           11.32%    11.29%             11.57%                        14.25%
    --------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               13.97%    13.91%             14.00%                        17.12%
    --------------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
       SPDR DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE MID CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                DOW JONES MID CAP
                                                  SPDR DJ WILSHIRE MID         INDEX (BROAD-BASED        DOW JONES WILSHIRE MID
                                                 CAP GROWTH INDEX ETF(A)      COMPARATIVE INDEX)(C)        CAP GROWTH INDEX(B)
                                                 -----------------------      ---------------------      ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10438                       10489                       10444
03/31/06                                                  11426                       11265                       11434
06/30/06                                                  10810                       10961                       10826
09/30/06                                                  10706                       11122                       10727
12/31/06                                                  11620                       11984                       11651

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR DJ Wilshire Mid Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SEPRACOR, INC.    CB RICHARD ELLIS          TEREX CORP.     REALOGY     AVAYA, INC.
                                            GROUP, INC. (CLASS A)                     CORP.
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $178,890          177,852                   175,464         172,551     170,640
    --------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.84%             0.84                      0.82            0.81        0.80
    --------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Specialty Retail                            6.8%
    Health Care Providers & Services            6.1
    Commercial Services & Supplies              5.9
    Oil, Gas & Consumable Fuels                 5.8
    Health Care Equipment & Supplies            5.0
    Insurance                                   3.5
    IT Services                                 3.3
    Energy Equipment & Services                 3.2
    Software                                    3.1
    Hotels Restaurants & Leisure                3.0
    Electronic Equipment & Instruments          2.8
    Life Sciences Tools & Services              2.7
    Media                                       2.7
    Machinery                                   2.6
    Real Estate Management & Development        2.6
    Pharmaceuticals                             2.4
    Semiconductors & Semiconductor
      Equipment                                 2.4
    Biotechnology                               2.3
    Capital Markets                             2.3
    Real Estate Investment Trusts               1.7
    Containers & Packaging                      1.6
    Gas Utilities                               1.5
    Multiline Retail                            1.5
    Wireless Telecommunication Services         1.5
    Airlines                                    1.4
    Computers & Peripherals                     1.4
    Household Durables                          1.4
    Chemicals                                   1.3
    Communications Equipment                    1.3

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Diversified Telecommunication Services      1.3%
    Auto Components                             1.1
    Diversified Financial Services              1.1
    Electrical Equipment                        1.0
    Construction Materials                      0.9
    Consumer Finance                            0.9
    Diversified Consumer Services               0.9
    Household Products                          0.8
    Food Products                               0.7
    Internet Software & Services                0.7
    Road & Rail                                 0.7
    Aerospace & Defense                         0.6
    Construction & Engineering                  0.6
    Health Care Technology                      0.6
    Metals & Mining                             0.6
    Textiles, Apparel & Luxury Goods            0.6
    Trading Companies & Distributors            0.6
    Personal Products                           0.5
    Food & Staples Retailing                    0.4
    Air Freight & Logistics                     0.3
    Beverages                                   0.3
    Commercial Banks                            0.3
    Office Electronics                          0.3
    Automobiles                                 0.2
    Industrial Conglomerates                    0.2
    Internet & Catalog Retail                   0.2
    Short-Term Investments                      0.5
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
              SPDR DJ Wilshire Mid Cap Value ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                         NET ASSET      MARKET     DOW JONES WILSHIRE      DOW JONES MID CAP INDEX
                                           VALUE        VALUE     MID CAP VALUE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06            9.76%       10.04%            9.92%                     9.33%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06             15.42%       15.57%           15.71%                    14.25%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 20.47%       20.56%           20.79%                    19.84%
    ------------------------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                         NET ASSET      MARKET     DOW JONES WILSHIRE      DOW JONES MID CAP INDEX
                                           VALUE        VALUE     MID CAP VALUE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06             15.42%       15.57%          15.71%                     14.25%
    --------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 17.62%       17.69%          17.93%                     17.12%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
        SPDR DJ Wilshire Mid Cap Value ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       SPDR DJ WILSHIRE MID CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                DOW JONES MID CAP
                                                  SPDR DJ WILSHIRE MID         INDEX (BROAD-BASED        DOW JONES WILSHIRE MID
                                                    CAP VALUE ETF(A)          COMPARATIVE INDEX)(C)        CAP VALUE INDEX(B)
                                                  --------------------        ---------------------      ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10438                       10489                       10439
03/31/06                                                  11240                       11265                       11249
06/30/06                                                  10976                       10961                       10988
09/30/06                                                  11113                       11122                       11133
12/31/06                                                  12047                       11984                       12079

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR DJ Wilshire Mid Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        HEALTH CARE PROPERTY     MACERICH CO.        ISTAR FINANCIAL,     AMR CORP.     MERCANTILE
                          INVESTORS, INC.                              INC.                               BANKSHARES CORP.
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $79,310                  68,737              67,044               66,022        65,132
    ---------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.91%                    0.79                0.77                 0.75          0.74
    ---------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trusts              16.0%
    Commercial Banks                            7.3
    Insurance                                   6.5
    Multi-Utilities                             6.2
    Chemicals                                   5.1
    Machinery                                   4.8
    Oil, Gas & Consumable Fuels                 4.2
    Electric Utilities                          4.1
    Thrifts & Mortgage Finance                  3.4
    Containers & Packaging                      3.1
    Electronic Equipment & Instruments          2.6
    Capital Markets                             2.3
    Food Products                               2.2
    Gas Utilities                               1.9
    Household Durables                          1.9
    Media                                       1.9
    Semiconductors & Semiconductor
      Equipment                                 1.8
    Software                                    1.7
    Communications Equipment                    1.4
    Electrical Equipment                        1.4
    Metals & Mining                             1.4
    Specialty Retail                            1.4
    Road & Rail                                 1.3
    Commercial Services & Supplies              1.2
    Diversified Telecommunication Services      1.2

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Energy Equipment & Services                 1.0%
    Paper & Forest Products                     1.0
    Diversified Consumer Services               0.9
    Health Care Equipment & Supplies            0.9
    IT Services                                 0.9
    Leisure Equipment & Products                0.9
    Airlines                                    0.8
    Building Products                           0.8
    Textiles, Apparel & Luxury Goods            0.8
    Aerospace & Defense                         0.7
    Construction & Engineering                  0.7
    Industrial Conglomerates                    0.6
    Multiline Retail                            0.6
    Pharmaceuticals                             0.5
    Health Care Providers & Services            0.4
    Independent Power Producers & Energy
      Traders                                   0.4
    Life Sciences Tools & Services              0.4
    Water Utilities                             0.4
    Hotels Restaurants & Leisure                0.3
    Beverages                                   0.2
    Auto Components                             0.1
    Short-Term Investments                      0.2
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                SPDR DJ Wilshire Small Cap ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    -----------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        -----------------------------------------------------------------------------
                                        NET ASSET  MARKET   DOW JONES WILSHIRE SMALL     DOW JONES SMALL CAP INDEX
                                          VALUE     VALUE           CAP INDEX         (BROAD-BASED COMPARATIVE INDEX)
    -----------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06          8.32%     8.86%             8.50%                         7.82%
    -------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           16.59%    16.83%            16.98%                        15.35%
    -------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               20.78%    20.90%            21.26%                        19.92%
    -------------------------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                        -----------------------------------------------------------------------------
                                        NET ASSET  MARKET   DOW JONES WILSHIRE SMALL     DOW JONES SMALL CAP INDEX
                                          VALUE     VALUE           CAP INDEX         (BROAD-BASED COMPARATIVE INDEX)
    -----------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           16.59%    16.83%            16.98%                        15.35%
    -------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               17.87%    17.98%            16.33%                        17.19%
    -------------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
          SPDR DJ Wilshire Small Cap ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE SMALL CAP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                 SPDR DJ WILSHIRE SMALL        DOW JONES SMALL CAP      DOW JONES WILSHIRE SMALL
                                                       CAP ETF(A)                   INDEX(C)                  CAP INDEX(B)
                                                 ----------------------        -------------------      ------------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10359                       10396                       10366
03/31/06                                                  11655                       11693                       11633
06/30/06                                                  11149                       11122                       11176
09/30/06                                                  11123                       11129                       11158
12/31/06                                                  12078                       11992                       12126

                   [streetTRACKS (R) semi-annual report LOGO]
               SPDR DJ Wilshire Small Cap ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        INTERCONTINENTAL     PARTNERRE, LTD.    PLAINS ALL AMERICAN     RESMED, INC.      FOSTER WHEELER,
                          EXCHANGE, INC.                          PIPELINE LP                               LTD.
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $46,397              31,964             31,693                  29,877            29,776
    ---------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.30%                0.21               0.21                    0.20              0.19
    ---------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trusts               7.2%
    Oil, Gas & Consumable Fuels                 5.8
    Commercial Banks                            5.3
    Insurance                                   4.1
    Commercial Services & Supplies              3.6
    Semiconductors & Semiconductor
      Equipment                                 3.3
    Health Care Equipment & Supplies            3.2
    Machinery                                   3.2
    Specialty Retail                            3.2
    Software                                    2.9
    Hotels Restaurants & Leisure                2.8
    Electronic Equipment & Instruments          2.7
    Chemicals                                   2.6
    Energy Equipment & Services                 2.5
    Health Care Providers & Services            2.2
    Media                                       2.2
    Communications Equipment                    2.1
    Biotechnology                               2.0
    IT Services                                 2.0
    Metals & Mining                             1.9
    Thrifts & Mortgage Finance                  1.8
    Gas Utilities                               1.7
    Capital Markets                             1.5
    Household Durables                          1.5
    Internet Software & Services                1.4
    Road & Rail                                 1.4
    Textiles, Apparel & Luxury Goods            1.4
    Diversified Consumer Services               1.3
    Electric Utilities                          1.3
    Electrical Equipment                        1.2
    Food Products                               1.2
    Aerospace & Defense                         1.1
    Multi-Utilities                             1.1
    Life Sciences Tools & Services              1.0
    Auto Components                             0.9
    Computers & Peripherals                     0.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Construction & Engineering                  0.9%
    Pharmaceuticals                             0.9
    Airlines                                    0.8
    Food & Staples Retailing                    0.8
    Trading Companies & Distributors            0.8
    Building Products                           0.7
    Diversified Financial Services              0.7
    Diversified Telecommunication Services      0.7
    Containers & Packaging                      0.6
    Leisure Equipment & Products                0.6
    Consumer Finance                            0.5
    Health Care Technology                      0.5
    Internet & Catalog Retail                   0.5
    Multiline Retail                            0.5
    Personal Products                           0.5
    Wireless Telecommunication Services         0.5
    Air Freight & Logistics                     0.4
    Construction Materials                      0.4
    Industrial Conglomerates                    0.4
    Paper & Forest Products                     0.4
    Household Products                          0.3
    Marine                                      0.3
    Real Estate Management & Development        0.3
    Water Utilities                             0.3
    Automobiles                                 0.2
    Beverages                                   0.2
    Independent Power Producers & Energy
      Traders                                   0.2
    Distributors                                0.1
    Office Electronics                          0.1
    Tobacco                                     0.1
    Transportation Infrastructure               0.1
    Short-Term Investments                      0.4
    Other Assets & Liabilities                 (0.2)
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ------------------------------------------------------------------------------------------------------------------------
                                                                      CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------------
                                                                                     DOW JONES
                                                                                  U.S. SMALL CAP
                                                                                   GROWTH INDEX/           DOW JONES
                                                                 DOW JONES      DOW JONES WILSHIRE      SMALL CAP INDEX
                                        NET ASSET  MARKET   WILSHIRE SMALL CAP   SMALL CAP GROWTH         (BROAD-BASED
                                          VALUE     VALUE      GROWTH INDEX          INDEX (2)         COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06           6.63%     8.01%          6.86%               6.86%                 7.82%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            13.37%    14.05%         13.79%              13.79%                15.35%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06         41.98%    42.87%         48.60%              43.17%                46.16%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06          28.34%    29.16%         60.36%              29.91%                78.10%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                -6.23%    -5.54%         15.19%               4.58%                72.38%
    ------------------------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURN
                                        ------------------------------------------------------------------------------------
                                                                                     DOW JONES
                                                                                  U.S. SMALL CAP
                                                                                   GROWTH INDEX/           DOW JONES
                                                                 DOW JONES      DOW JONES WILSHIRE      SMALL CAP INDEX
                                        NET ASSET  MARKET   WILSHIRE SMALL CAP   SMALL CAP GROWTH         (BROAD-BASED
                                          VALUE     VALUE      GROWTH INDEX          INDEX (2)         COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            13.37%    14.05%         13.79%              13.79%                15.35%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06         12.39%    12.63%         14.10%              12.71%                13.49%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06           5.12%     5.25%          9.90%               5.37%                12.24%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                -1.02%    -0.90%          2.28%              -0.75%                 9.07%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 25, 2000 to December 31, 2006.
   (2) A blended index return comprised of the Dow Jones U.S. Small Cap Growth Index through 10/31/05 and the Dow Jones Wilshire Small Cap Growth Index return from 11/1/05 through 12/31/06.

                   [streetTRACKS (R) semi-annual report LOGO]
      SPDR DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE SMALL CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          DOW JONES U.S. SMALL
                                                                               DOW JONES SMALL CAP        CAP GROWTH INDEX/DOW
                                                 SPDR DJ WILSHIRE SMALL        INDEX (BROAD-BASED       JONES WILSHIRE SMALL CAP
                                                    CAP GROWTH ETF(A)         COMPARATIVE INDEX)(C)          GROWTH INDEX(B)
                                                 ----------------------       ---------------------     ------------------------
09/25/00                                                  10000                       10000                       10000
09/30/00                                                   9988                       10104                        9990
12/31/00                                                   8019                        9449                        8016
03/31/01                                                   6585                        8594                        6588
06/30/01                                                   7893                        9832                        7912
09/30/01                                                   5499                        7943                        5518
12/31/01                                                   7307                        9679                        7338
03/31/02                                                   6824                       10102                        6850
06/30/02                                                   5396                        9057                        5419
09/30/02                                                   4090                        7520                        4108
12/31/02                                                   4462                        8035                        4484
03/31/03                                                   4338                        7706                        4361
06/30/03                                                   5341                        9476                        5374
09/30/03                                                   5865                       10249                        5906
12/31/03                                                   6605                       11794                        6658
03/31/04                                                   6943                       12501                        7002
06/30/04                                                   7006                       12528                        7071
09/30/04                                                   6735                       12223                        6800
12/31/04                                                   7607                       13839                        7688
03/31/05                                                   7393                       13325                        7475
06/30/05                                                   7646                       13869                        7735
09/30/05                                                   8054                       14627                        8152
12/31/05                                                   8272                       14943                        8378
03/31/06                                                   9415                       16809                        9546
06/30/06                                                   8794                       15987                        8921
09/30/06                                                   8644                       15898                        8779
12/31/06                                                   9377                       17238                        9542

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR DJ Wilshire Small Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION                         RESMED,    CONTINENTAL        GAMESTOP CORP.      HCC
                       INTERCONTINENTAL    INC.       AIRLINES, INC.     (CLASS A)           INSURANCE
                         EXCHANGE, INC.               (CLASS B)                              HOLDINGS,
                                                                                             INC.
    --------------------------------------------------------------------------------------------------------
       MARKET VALUE      $518,675          332,875    326,783            322,724             315,188
    --------------------------------------------------------------------------------------------------------
       % OF NET ASSETS   0.62%             0.40       0.39               0.39                0.38
    --------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                 6.4%
    Health Care Equipment & Supplies            5.6
    Software                                    5.1
    Semiconductors & Semiconductor
      Equipment                                 5.0
    Commercial Services & Supplies              4.7
    Specialty Retail                            4.5
    Biotechnology                               4.0
    Energy Equipment & Services                 3.8
    Health Care Providers & Services            3.8
    Hotels Restaurants & Leisure                3.5
    Electronic Equipment & Instruments          3.1
    Communications Equipment                    3.0
    Internet Software & Services                2.7
    IT Services                                 2.6
    Commercial Banks                            2.3
    Diversified Consumer Services               2.3
    Media                                       2.1
    Life Sciences Tools & Services              1.7
    Aerospace & Defense                         1.6
    Textiles, Apparel & Luxury Goods            1.5
    Airlines                                    1.4
    Electrical Equipment                        1.4
    Pharmaceuticals                             1.4
    Real Estate Investment Trusts               1.4
    Machinery                                   1.3
    Computers & Peripherals                     1.2
    Diversified Financial Services              1.2
    Insurance                                   1.2
    Capital Markets                             1.1
    Diversified Telecommunication Services      1.1
    Food & Staples Retailing                    1.1
    Internet & Catalog Retail                   1.1
    Consumer Finance                            1.0
    Health Care Technology                      1.0

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Household Durables                          1.0%
    Wireless Telecommunication Services         1.0
    Chemicals                                   0.9
    Metals & Mining                             0.9
    Road & Rail                                 0.9
    Air Freight & Logistics                     0.8
    Auto Components                             0.8
    Personal Products                           0.8
    Trading Companies & Distributors            0.8
    Construction Materials                      0.6
    Leisure Equipment & Products                0.6
    Thrifts & Mortgage Finance                  0.5
    Food Products                               0.4
    Marine                                      0.4
    Real Estate Management & Development        0.4
    Automobiles                                 0.3
    Beverages                                   0.3
    Building Products                           0.3
    Gas Utilities                               0.3
    Household Products                          0.3
    Office Electronics                          0.3
    Construction & Engineering                  0.2
    Containers & Packaging                      0.2
    Industrial Conglomerates                    0.2
    Multiline Retail                            0.2
    Distributors                                0.1
    Electric Utilities                          0.1
    Independent Power Producers & Energy
      Traders                                   0.0**
    Short-Term Investments                      0.3
    Other Assets & Liabilities                 (0.1)
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                  DOW JONES
                                                                               U.S. SMALL CAP
                                                                                VALUE INDEX/            DOW JONES
                                                         DOW JONES WILSHIRE  DOW JONES WILSHIRE      SMALL CAP INDEX
                                     NET ASSET  MARKET     SMALL CAP VALUE     SMALL CAP VALUE         (BROAD-BASED
                                       VALUE     VALUE          INDEX             INDEX (2)         COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06        9.86%    10.48%         10.04%              10.04%                 7.82%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06         19.66%    20.24%         20.04%              20.04%                15.35%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06      49.45%    49.87%         51.23%              50.80%                46.16%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06      107.76%   108.08%        102.79%             111.51%                78.10%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)            170.13%   171.16%        144.80%             176.83%                72.38%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                                                                  DOW JONES
                                                                               U.S. SMALL CAP
                                                                                VALUE INDEX/            DOW JONES
                                                         DOW JONES WILSHIRE  DOW JONES WILSHIRE      SMALL CAP INDEX
                                     NET ASSET  MARKET     SMALL CAP VALUE     SMALL CAP VALUE         (BROAD-BASED
                                       VALUE     VALUE          INDEX             INDEX (2)         COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06         19.66%    20.24%         20.04%              20.04%                15.35%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06      14.33%    14.44%         14.77%              14.67%                13.49%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06       15.75%    15.78%         15.18%              16.16%                12.24%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)             17.18%    17.25%         15.35%              17.44%                 9.07%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 25, 2000 to December 31, 2006.
   (2) A blended index return comprised of the Dow Jones U.S. Small Cap Value Index through 10/31/05 and the Dow Jones Wilshire Small Cap Value Index return from 11/1/05 through 12/31/06.

                   [streetTRACKS (R) semi-annual report LOGO]
       SPDR DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ WILSHIRE SMALL CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          DOW JONES U.S. SMALL
                                                                               DOW JONES SMALL CAP         CAP VALUE INDEX/DOW
                                                 SPDR DJ WILSHIRE SMALL        INDEX (BROAD-BASED       JONES WILSHIRE SMALL CAP
                                                    CAP VALUE ETF(A)          COMPARATIVE INDEX)(C)          VALUE INDEX(B)
                                                 ----------------------       ---------------------     ------------------------
09/25/00                                                  10000                       10000                       10000
09/30/00                                                  10195                       10104                       10199
12/31/00                                                  11575                        9449                       11606
03/31/01                                                  11449                        8594                       11506
06/30/01                                                  12669                        9832                       12745
09/30/01                                                  11504                        7943                       11570
12/31/01                                                  13002                        9679                       13090
03/31/02                                                  14477                       10102                       14590
06/30/02                                                  14131                        9057                       14250
09/30/02                                                  12166                        7520                       12276
12/31/02                                                  12649                        8035                       12777
03/31/03                                                  11930                        7706                       12064
06/30/03                                                  14635                        9477                       14823
09/30/03                                                  15393                       10249                       15602
12/31/03                                                  18077                       11794                       18357
03/31/04                                                  19361                       12501                       19677
06/30/04                                                  19160                       12528                       19490
09/30/04                                                  18983                       12223                       19315
12/31/04                                                  21321                       13839                       21728
03/31/05                                                  20255                       13325                       20662
06/30/05                                                  21075                       13869                       21514
09/30/05                                                  22303                       14627                       22776
12/31/05                                                  22575                       14943                       23061
03/31/06                                                  25129                       16809                       25694
06/30/06                                                  24589                       15987                       25158
09/30/06                                                  24861                       15898                       25453
12/31/06                                                  27013                       17238                       27683

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR DJ Wilshire Small Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION       PLAINS                   FOSTER           RECKSON              RENAISSANCERE
                         ALL        PARTNERRE,    WHEELER, LTD.    ASSOCIATES REALTY    HOLDINGS, LTD.
                         AMERICAN     LTD.                         CORP.
                         PIPELINE
                         LP
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE      $396,339     391,091     367,949          367,536              365,520
    ---------------------------------------------------------------------------------------------------------
       % OF NET ASSETS   0.41%        0.41        0.39             0.38                 0.38
    ---------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trusts              12.8%
    Commercial Banks                            8.1
    Insurance                                   6.8
    Oil, Gas & Consumable Fuels                 5.1
    Machinery                                   5.0
    Chemicals                                   4.2
    Thrifts & Mortgage Finance                  3.2
    Gas Utilities                               3.0
    Metals & Mining                             2.9
    Commercial Services & Supplies              2.5
    Electric Utilities                          2.3
    Electronic Equipment & Instruments          2.3
    Hotels Restaurants & Leisure                2.2
    Media                                       2.2
    Multi-Utilities                             2.2
    Specialty Retail                            2.1
    Food Products                               2.0
    Household Durables                          2.0
    Capital Markets                             1.9
    Road & Rail                                 1.8
    Construction & Engineering                  1.7
    Semiconductors & Semiconductor
      Equipment                                 1.7
    IT Services                                 1.5
    Communications Equipment                    1.4
    Textiles, Apparel & Luxury Goods            1.3
    Energy Equipment & Services                 1.2
    Auto Components                             1.1
    Building Products                           1.1
    Electrical Equipment                        1.1
    Containers & Packaging                      0.9
    Health Care Equipment & Supplies            0.9
    Software                                    0.8
    Trading Companies & Distributors            0.8
    Aerospace & Defense                         0.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computers & Peripherals                     0.7%
    Industrial Conglomerates                    0.7
    Multiline Retail                            0.7
    Paper & Forest Products                     0.7
    Health Care Providers & Services            0.6
    Food & Staples Retailing                    0.5
    Leisure Equipment & Products                0.5
    Water Utilities                             0.5
    Diversified Consumer Services               0.4
    Diversified Telecommunication Services      0.4
    Independent Power Producers & Energy
      Traders                                   0.4
    Life Sciences Tools & Services              0.3
    Marine                                      0.3
    Pharmaceuticals                             0.3
    Airlines                                    0.2
    Construction Materials                      0.2
    Household Products                          0.2
    Personal Products                           0.2
    Tobacco                                     0.2
    Beverages                                   0.1
    Biotechnology                               0.1
    Consumer Finance                            0.1
    Distributors                                0.1
    Diversified Financial Services              0.1
    Internet Software & Services                0.1
    Real Estate Management & Development        0.1
    Transportation Infrastructure               0.1
    Wireless Telecommunication Services         0.1
    Automobiles                                 0.0**
    Short-Term Investments                      0.3
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                  SPDR DJ Global Titans ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.


   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET     DOW JONES GLOBAL TITANS     DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE             50 INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06         14.70%       14.72%              15.03%                       13.07%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           19.83%       19.81%              20.40%                       15.83%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06        32.33%       32.64%              34.56%                       32.68%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06         26.72%       26.92%              30.36%                       28.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                0.94%        1.04%               4.64%                       -3.63%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET     DOW JONES GLOBAL TITANS     DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE             50 INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           19.83%       19.81%              20.40%                      15.83%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06         9.79%        9.87%              10.40%                       9.88%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06          4.85%        4.88%               5.45%                       5.12%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                0.15%        0.17%               0.72%                      -0.59%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 25, 2000 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR DJ Global Titans ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR DJ GLOBAL TITANS ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                  SPDR DJ GLOBAL TITANS        INDEX (BROAD-BASED        DOW JONES GLOBAL TITANS
                                                         ETF(A)               COMPARATIVE INDEX)(C)            50 INDEX(B)
                                                  ---------------------       ---------------------      -----------------------
09/25/00                                                  10000                       10000                       10000
09/30/00                                                   9982                        9969                        9998
12/31/00                                                   9147                        8882                        9180
03/31/01                                                   8107                        7629                        8142
06/30/01                                                   8446                        8039                        8453
09/30/01                                                   7378                        6847                        7422
12/31/01                                                   7967                        7508                        8026
03/31/02                                                   7788                        7447                        7857
06/30/02                                                   6765                        6353                        6833
09/30/02                                                   5547                        5290                        5611
12/31/02                                                   6106                        5723                        6186
03/31/03                                                   5822                        5542                        5906
06/30/03                                                   6682                        6376                        6789
09/30/03                                                   6812                        6499                        6932
12/31/03                                                   7628                        7263                        7777
03/31/04                                                   7603                        7341                        7763
06/30/04                                                   7716                        7466                        7889
09/30/04                                                   7590                        7309                        7767
12/31/04                                                   8186                        7953                        8392
03/31/05                                                   8083                        7780                        8303
06/30/05                                                   8082                        7884                        8316
09/30/05                                                   8405                        8146                        8618
12/31/05                                                   8423                        8320                        8651
03/31/06                                                   8748                        8629                        8996
06/30/06                                                   8800                        8523                        9055
09/30/06                                                   9442                        9028                        9775
12/31/06                                                  10094                        9637                       10464

                   [streetTRACKS (R) semi-annual report LOGO]
                  SPDR DJ Global Titans ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     GENERAL          CITIGROUP,     MICROSOFT     BANK OF AMERICA
                          CORP.           ELECTRIC CO.     INC.           CORP.         CORP.
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $11,360,934     9,828,687        7,035,523      6,643,641     6,102,477
    --------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    6.10%           5.27             3.78           3.56          3.27
    --------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil, Gas & Consumable Fuels                18.0%
    Pharmaceuticals                            15.3
    Diversified Financial Services             10.6
    Commercial Banks                            8.8
    Industrial Conglomerates                    6.4
    Diversified Telecommunication Services      4.6
    Computers & Peripherals                     4.2
    Software                                    3.6
    Communications Equipment                    3.4
    Automobiles                                 2.8
    Beverages                                   2.8
    Household Products                          2.8
    Semiconductors & Semiconductor
      Equipment                                 2.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Capital Markets                             2.6%
    Tobacco                                     2.4
    Insurance                                   2.2
    Food Products                               2.0
    Wireless Telecommunication Services         2.0
    Food & Staples Retailing                    1.6
    Media                                       1.2
    Short-Term Investments                      0.0**
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                     DJ Wilshire REIT ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/23/01, 4/27/01, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET       DOW JONES WILSHIRE        DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE            REIT INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06         18.60%       18.79%              18.77%                        7.82%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           35.51%       35.62%              35.97%                       15.35%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06       104.34%      104.39%             106.07%                       46.16%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06        185.82%      185.67%             190.74%                       78.10%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)              224.80%      224.96%             231.13%                       93.73%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET       DOW JONES WILSHIRE        DOW JONES SMALL CAP INDEX
                                         VALUE        VALUE            REIT INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           35.51%       35.62%              35.97%                       15.35%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06        26.90%       26.91%              27.25%                       13.49%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06         23.37%       23.36%              23.79%                       12.24%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               22.99%       23.00%              23.15%                       12.32%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 23, 2001 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
               DJ Wilshire REIT ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE REIT ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES SMALL CAP
                                                                               INDEX (BROAD-BASED        DOW JONES WILSHIRE REIT
                                                 DJ WILSHIRE REIT ETF(A)      COMPARATIVE INDEX)(C)             INDEX(B)
                                                 -----------------------      ---------------------      -----------------------
04/23/01                                                  10000                       10000                       10000
06/30/01                                                  11122                       11049                       11089
09/30/01                                                  10849                        8927                       10823
12/31/01                                                  11364                       10877                       11354
03/31/02                                                  12301                       11354                       12304
06/30/02                                                  12848                       10179                       12869
09/30/02                                                  11684                        8452                       11700
12/31/02                                                  11733                        9030                       11760
03/31/03                                                  11874                        8661                       11909
06/30/03                                                  13287                       10651                       13349
09/30/03                                                  14580                       11519                       14675
12/31/03                                                  15895                       13255                       16015
03/31/04                                                  17798                       14051                       17950
06/30/04                                                  16835                       14080                       16976
09/30/04                                                  18213                       13736                       18382
12/31/04                                                  21094                       15554                       21323
03/31/05                                                  19567                       14975                       19787
06/30/05                                                  22497                       15586                       22776
09/30/05                                                  23379                       16438                       23674
12/31/05                                                  23968                       16795                       24272
03/31/06                                                  27720                       18891                       28210
06/30/06                                                  27386                       17968                       27918
09/30/06                                                  29862                       17980                       30420
12/31/06                                                  32480                       19373                       33113

                   [streetTRACKS (R) semi-annual report LOGO]
                    DJ Wilshire REIT ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION       SIMON PROPERTY    EQUITY OFFICE       VORNADO         PROLOGIS      EQUITY
                         GROUP, INC.       PROPERTIES TRUST    REALTY TRUST                  RESIDENTIAL
    --------------------------------------------------------------------------------------------------------
       MARKET VALUE      $90,338,221       68,116,715          64,527,678      60,731,654    59,699,610
    --------------------------------------------------------------------------------------------------------
       % OF NET ASSETS   6.83%             5.15                4.88            4.59          4.51
    --------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Retail REIT's                              27.4%
    Office REIT's                              22.6
    Residential REIT's                         20.2
    Specialized REIT's                         13.4
    Diversified REIT's                          8.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Industrial REIT'S                           7.4%
    Short-Term Investments                      0.0**
    Other Assets & Liabilities                  0.6
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                         KBW Bank ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                      S & P 500 INDEX
                                          VALUE     VALUE        KBW BANK INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06          11.04%    10.80%            11.30%                        12.74%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            16.50%    16.48%            17.01%                        15.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                20.92%    20.88%            21.56%                        18.95%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                      S & P 500 INDEX
                                          VALUE     VALUE        KBW BANK INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            16.50%    16.48%            17.01%                        15.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                18.00%    17.96%            18.21%                        16.36%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
                   KBW Bank ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       KBW BANK ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE
                                                     KBW BANK ETF(A)                INDEX)(C)               KBW BANK INDEX(B)
                                                     ---------------          ---------------------         -----------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10380                       10273                       10388
03/31/06                                                  10697                       10705                       10719
06/30/06                                                  10890                       10551                       10921
09/30/06                                                  11568                       11149                       11615
12/31/06                                                  12092                       11895                       12156

                   [streetTRACKS (R) semi-annual report LOGO]
                        KBW Bank ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        JPMORGAN        CITIGROUP,     BANK OF           WELLS           WACHOVIA
                          CHASE & CO.     INC.           AMERICA CORP.     FARGO & CO.     CORP.
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,899,264      5,717,382      5,617,482         5,250,505       3,604,651
    --------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    8.41%           8.15           8.01              7.49            5.14
    --------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Regional Banks                             35.2%
    Other Diversified Financial Services       24.6
    Diversified Banks                          19.9
    Asset Management & Custody Banks           12.0
    Thrifts and Mortgage Finance                4.2

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Consumer Finance                            3.8%
    Short-Term Investments                      0.2
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                   KBW Capital Markets ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                         S&P 500 INDEX
                                          VALUE     VALUE    KBW CAPITAL MARKETS INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06         19.61%    19.98%             19.86%                         12.74%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           28.47%    28.67%             28.99%                         15.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               32.23%    32.40%             32.84%                         18.95%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                         S&P 500 INDEX
                                          VALUE     VALUE    KBW CAPITAL MARKETS INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06           28.47%    28.67%             28.99%                         15.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               27.55%    27.70%             27.56%                         16.36%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
             KBW Capital Markets ETF--PERFORMANCE SUMMARY (continued)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      KBW CAPITAL MARKETS ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                   KBW CAPITAL MARKETS          BASED COMPARATIVE          KBW CAPITAL MARKETS
                                                         ETF(A)                     INDEX)(C)                   INDEX(B)
                                                   -------------------        ---------------------        -------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10293                       10273                       10298
03/31/06                                                  11760                       10705                       11784
06/30/06                                                  11055                       10551                       11083
09/30/06                                                  12243                       11149                       12287
12/31/06                                                  13223                       11895                       13284

                   [streetTRACKS (R) semi-annual report LOGO]
                   KBW Capital Markets ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    -------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GOLDMAN SACHS     MERRILL LYNCH &     MORGAN STANLEY     LEHMAN BROTHERS     CHICAGO MERCANTILE
                          GROUP, INC.       CO., INC.                              HOLDINGS, INC.      EXCHANGE HOLDINGS, INC.
    -------------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $10,252,172       10,169,592          8,927,171          8,417,274           6,142,487
    -------------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    9.28%             9.21                8.08               7.62                5.56
    -------------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Investment Banking & Brokerage             59.1%
    Asset Management & Custody Banks           24.8
    Specialized Finance                        16.0
    Short-Term Investments                      0.1

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Other Assets & Liabilities                  0.0%**
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                      KBW Insurance ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                      S & P 500 INDEX
                                          VALUE     VALUE      KBW INSURANCE INDEX     (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06          12.26%    12.17%            12.48%                        12.74%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            10.19%     9.54%            10.60%                        15.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                11.21%    11.04%            11.69%                        18.95%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                      S & P 500 INDEX
                                          VALUE     VALUE      KBW INSURANCE INDEX     (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            10.19%     9.54%            10.60%                        15.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 9.70%     9.55%             9.94%                        16.36%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
                KBW Insurance ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      KBW INSURANCE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE
                                                  KBW INSURANCE ETF(A)              INDEX)(C)            KBW INSURANCE INDEX(B)
                                                  --------------------        ---------------------      ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10093                       10273                       10099
03/31/06                                                   9847                       10705                        9860
06/30/06                                                   9907                       10551                        9929
09/30/06                                                  10430                       11149                       10464
12/31/06                                                  11121                       11895                       11169

                   [streetTRACKS (R) semi-annual report LOGO]
                      KBW Insurance ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    -----------------------------------------------------------------------------------------------
       DESCRIPTION           AMERICAN      THE           METLIFE,      PRUDENTIAL    THE
                             INTERNATIONAL   ALLSTATE    INC.          FINANCIAL,    HARTFORD
                             GROUP,        CORP.                       INC.          FINANCIAL
                             INC.                                                    SERVICES
                                                                                     GROUP,
                                                                                     INC.
    -----------------------------------------------------------------------------------------------
       MARKET VALUE          $4,640,917    4,071,849     3,917,202     3,900,276     3,004,489
    -----------------------------------------------------------------------------------------------
       % OF NET ASSETS       8.57%         7.52          7.23          7.20          5.55
    -----------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Property & Casualty Insurance              40.1%
    Life and Health Insurance                  29.8
    Multi-Line Insurance                       17.1
    Insurance Brokers                           8.1
    Thrifts and Mortgage Finance                2.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Reinsurance                                 2.1%
    Short-Term Investments                      0.3
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                Morgan Stanley Technology ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET        MORGAN STANLEY           DOW JONES LARGE CAP INDEX
                                          VALUE     VALUE       TECHNOLOGY INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06          15.04%    14.97%            15.35%                        13.07%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06             8.83%     8.92%             9.40%                        15.83%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06         19.28%    19.59%            21.08%                        32.68%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06          11.35%    11.28%            14.30%                        28.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               -42.07%   -41.99%           -40.58%                        -3.63%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET        MORGAN STANLEY           DOW JONES LARGE CAP INDEX
                                          VALUE     VALUE       TECHNOLOGY INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06             8.83%     8.92%             9.40%                        15.83%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/06          6.05%     6.14%             6.58%                         9.88%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/06           2.17%     2.16%             2.71%                         5.12%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                -8.34%    -8.32%            -7.89%                        -0.59%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 25, 2000 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
          Morgan Stanley Technology ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      MORGAN STANLEY TECHNOLOGY ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                     MORGAN STANLEY            DOW JONES LARGE CAP           MORGAN STANLEY
                                                    TECHNOLOGY ETF(A)               INDEX(C)               TECHNOLOGY INDEX(B)
                                                    -----------------          -------------------         -------------------
09/25/00                                                  10000                       10000                       10000
09/30/00                                                   9725                        9969                        9725
12/31/00                                                   6876                        8882                        6834
03/31/01                                                   5391                        7629                        5365
06/30/01                                                   5948                        8039                        5933
09/30/01                                                   3839                        6847                        3830
12/31/01                                                   5203                        7508                        5199
03/31/02                                                   4663                        7447                        4666
06/30/02                                                   3404                        6353                        3410
09/30/02                                                   2444                        5290                        2451
12/31/02                                                   2943                        5723                        2958
03/31/03                                                   2941                        5542                        2959
06/30/03                                                   3749                        6376                        3778
09/30/03                                                   4206                        6499                        4243
12/31/03                                                   4857                        7263                        4908
03/31/04                                                   4969                        7341                        5027
06/30/04                                                   5028                        7466                        5093
09/30/04                                                   4545                        7309                        4608
12/31/04                                                   5176                        7953                        5254
03/31/05                                                   4641                        7780                        4717
06/30/05                                                   4814                        7884                        4901
09/30/05                                                   5163                        8146                        5263
12/31/05                                                   5323                        8320                        5432
03/31/06                                                   5588                        8629                        5709
06/30/06                                                   5036                        8523                        5152
09/30/06                                                   5146                        9028                        5547
12/31/06                                                   5793                        9637                        5942

                   [streetTRACKS (R) semi-annual report LOGO]
                Morgan Stanley Technology ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        NORTEL NETWORKS      ACCENTURE,        AVAYA,        FIRST DATA CORP.     HEWLETT-
                          CORP.                LTD. (CLASS A)    INC.                               PACKARD CO.
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $6,243,914           5,725,627         5,583,961     5,575,482            5,569,877
    ------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.35%                3.07              3.00          2.99                 2.99
    ------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Communications Equipment                   20.5%
    Computers & Peripherals                    17.1
    Semiconductors & Semiconductor
      Equipment                                17.1
    Software                                   17.0
    IT Services                                11.8
    Internet & Software & Services             10.9

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Internet & Catalog Retail                   2.9%
    Electronic Equipment & Instruments          2.6
    Short-Term Investments                      0.1
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                    SPDR S&P Dividend ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                        NET ASSET  MARKET        S & P HIGH YIELD               S & P 500 INDEX
                                          VALUE     VALUE   DIVIDEND ARISTOCRATS INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06          12.79%    12.81%            13.04%                         12.74%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            17.74%    17.92%            18.00%                         15.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                19.74%    20.01%            20.01%                         18.95%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET       S & P HIGH YIELD               S & P 500 INDEX
                                          VALUE     VALUE       ARISTOCRATS INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/06            17.74%    17.92%            18.00%                        15.79%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                16.99%    17.22%            16.92%                        16.36%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 8, 2005 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
              SPDR S&P Dividend ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       SPDR S&P DIVIDEND ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE        S&P HIGH YIELD DIVIDEND
                                                  SPDR DIVIDEND ETF(A)              INDEX)(C)             ARISTOCRATS INDEX(B)
                                                  --------------------        ---------------------      -----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10170                       10273                       10170
03/31/06                                                  10537                       10705                       10545
06/30/06                                                  10616                       10551                       10617
09/30/06                                                  11299                       11149                       11312
12/31/06                                                  11974                       11895                       12001

                   [streetTRACKS (R) semi-annual report LOGO]
                    SPDR S&P Dividend ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION       CONSOLIDATED EDISON,    FIRST HORIZON     WPS RESOURCES    VECTREN      BANK OF AMERICA
                         INC.                    NATIONAL CORP.    CORP.            CORP.        CORP.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE      $6,014,759              5,948,302         5,704,812        5,445,144    5,330,885
    ----------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS   3.04%                   3.01              2.89             2.75         2.70
    ----------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Commercial Banks                           29.1%
    Gas Utilities                               8.9
    Multi-Utilities                             8.7
    Pharmaceuticals                             7.2
    Household Durables                          5.8
    Chemicals                                   5.7
    Beverages                                   3.3
    Industrial Conglomerates                    3.3
    Household Products                          3.2
    Commercial Services & Supplies              3.0
    Diversified Financial Services              2.7
    Tobacco                                     2.6
    Independent Power Producers & Energy
      Traders                                   2.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Insurance                                   1.9%
    Textiles, Apparel & Luxury Goods            1.9
    Electrical Equipment                        1.6
    Water Utilities                             1.6
    Hotels Restaurants & Leisure                1.5
    Consumer Finance                            1.4
    Media                                       1.3
    Food Products                               1.2
    Health Care Equipment & Supplies            1.2
    Short-Term Investments                      0.2
    Other Assets & Liabilities                  0.3
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                   SPDR S&P Biotech ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET      S & P BIOTECHNOLOGY             S & P 500 INDEX
                                          VALUE     VALUE     SELECT INDUSTRY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06           0.54%     0.59%             0.69%                        12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                -7.09%    -7.13%            -6.74%                        12.81%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period January 31, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
             SPDR S&P Biotech ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR S&P BIOTECH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          S&P 500 INDEX (BROAD
                                                                            S&P BIOTECHNOLOGY SELECT        BASED COMPARATIVE
                                                   SPDR BIOTECH ETF(A)          INDUSTRY INDEX(B)              INDEX) (C)
                                                   -------------------      ------------------------      --------------------
01/31/06                                                  10000                       10000                       10000
03/31/06                                                  10131                       10144                       10152
06/30/06                                                   9241                        8885                       10006
09/30/06                                                   9161                        9101                       10573
12/31/06                                                   9291                        9326                       11281

                   [streetTRACKS (R) semi-annual report LOGO]
                    SPDR S&P Biotech ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION       THERAVANCE,        MYRIAD            ICOS         GENENTECH,    GILEAD
                         INC.               GENETICS, INC.    CORP.        INC.          SCIENCES, INC.
    --------------------------------------------------------------------------------------------------------
       MARKET VALUE      $1,850,558         1,837,999         1,821,247    1,808,063     1,807,456
    --------------------------------------------------------------------------------------------------------
       % OF NET ASSETS   3.49%              3.46              3.43         3.41          3.41
    --------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Biotechnology                              99.8%
    Short Term Investments                      0.2
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                 SPDR S&P Homebuilders ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET   S & P HOMEBUILDERS SELECT          S & P 500 INDEX
                                          VALUE     VALUE        INDUSTRY INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06          10.75%    10.59%            10.90%                        12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)               -19.93%   -19.76%           -19.80%                        12.81%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period January 31, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR S&P Homebuilders ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR S&P HOMEBUILDERS ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          S&P 500 INDEX (BROAD
                                                  SPDR S&P HOMEBUILDERS      S&P HOMEBUILDERS SELECT        BASED COMPARATIVE
                                                         ETF(A)                 INDUSTRY INDEX(B)              INDEX) (C)
                                                  ---------------------      -----------------------      --------------------
01/31/06                                                  10000                       10000                       10000
03/31/06                                                   9507                        9511                       10152
06/30/06                                                   7230                        7232                       10006
09/30/06                                                   7035                        7039                       10573
12/31/06                                                   8007                        8020                       11281

                   [streetTRACKS (R) semi-annual report LOGO]
                  SPDR S&P Homebuilders ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION       WCI COMMUNITIES,        BEAZER HOMES     NVR, INC.     STANDARD         LEGGETT &
                         INC.                    USA, INC.                      PACIFIC CORP.    PLATT, INC.
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE      $14,949,237             14,354,409       14,269,335    14,253,673       14,212,374
    ------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS   5.07%                   4.87             4.84          4.83             4.82
    ------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Homebuilding                               71.5%
    Home Improvement Retail                    14.3
    Home Furnishings                           14.2
    Short Term Investments                      0.0**

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Other Assets and Liabilities                0.0%**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
               SPDR S&P Metals & Mining ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                      NET ASSET  MARKET   S & P METALS & MINING SELECT          S & P 500 INDEX
                                        VALUE     VALUE          INDUSTRY INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06        -1.56%    -0.89%             -1.38%                          12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)              13.89%    14.10%             14.11%                          15.54%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period June 19, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
         SPDR S&P Metals & Mining ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR S&P METALS & MINING ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          S&P 500 INDEX (BORAD
                                                  SPDR METALS & MINING         S&P METALS & MINING          BASED COMPARATIVE
                                                         ETF(A)             SELECT INDUSTRY INDEX(B)           INDEX) (C)
                                                  --------------------      ------------------------      --------------------
06/19/06                                                  10000                       10000                       10000
06/30/06                                                  11570                       11571                       10248
09/30/06                                                   9605                        9614                       10829
12/31/06                                                  11389                       11411                       11554

                   [streetTRACKS (R) semi-annual report LOGO]
                SPDR S&P Metals & Mining ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        HECLA          CLEVELAND-CLIFFS,       AK STEEL          ALLEGHENY              OREGON STEEL
                          MINING CO.     INC.                    HOLDING CORP.     TECHNOLOGIES, INC.     MILLS, INC.
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,728,449     1,672,972               1,672,593         1,648,834              1,618,416
    -----------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    4.14%          4.01                    4.01              3.95                   3.88

    -----------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Steel                                      48.6%
    Coal & Consumable Fuels                    21.2
    Precious Metals & Minerals                 11.7
    Diversified Metals & Mining                10.9
    Aluminum                                    3.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Gold                                        3.7%
    Short Term Investments                      0.2
    Other Assets and Liabilities                0.0**
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
        SPDR S&P Oil & Gas Equipment & Services ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                       NET ASSET  MARKET    S & P OIL & GAS EQUIPMENT &           S & P 500 INDEX
                                         VALUE     VALUE   SERVICES SELECT INDUSTRY INDEX (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06         -5.33%    -5.01%               -5.16%                         12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                5.07%     4.98%                5.27%                         15.54%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period June 19, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
  SPDR S&P Oil & Gas Equipment & Services ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                    SPDR OIL & GAS          S&P OIL & GAS EQUIPMENT       S&P 500 INDEX (BROAD
                                                 EQUIPMENT & SERVICES      & SERVICES SELECT INDUSTRY       BASED COMPARATIVE
                                                        ETF(A)                      INDEX(B)                   INDEX) (C)
                                                 --------------------      --------------------------     --------------------
06/19/06                                                 10000                       10000                        10000
06/30/06                                                 11098                       11099                        10248
09/30/06                                                  9604                        9615                        10829
12/31/06                                                 10507                       10527                        11554

                   [streetTRACKS (R) semi-annual report LOGO]
         SPDR S&P Oil & Gas Equipment & Services ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        VERITAS       FMC                 SEACOR                         UNIVERSAL
                          DGC, INC.     TECHNOLOGIES,       HOLDINGS,       TRANSOCEAN,    COMPRESSION
                                        INC.                INC.             INC.          HOLDINGS, INC.
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,330,091    1,275,248           1,274,246        1,264,634     1,256,423
    ---------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.77%         3.61                3.61             3.58          3.56
    ---------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil & Gas Equipment & Services             62.3%
    Oil & Gas Drilling                         37.6
    Short Term Investments                      0.1

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Other Assets and Liabilities                0.0%**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
      SPDR S&P Oil & Gas Exploration & Production ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------
                                     NET ASSET  MARKET    S&P OIL & GAS EXPLORATION AND            S&P 500 INDEX
                                       VALUE     VALUE   PRODUCTION SELECT INDUSTRY INDEX (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06       -2.38%    -2.05%               -2.27%                           12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)             12.98%    12.84%               13.13%                           15.54%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period June 19, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
SPDR S&P Oil & Gas Exploration & Production ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                     SPDR OIL & GAS               S&P OIL & GAS           S&P 500 INDEX (BROAD
                                                EXPLORATION & PRODUCTION    EXPLORATION & PRODUCTION        BASED COMPARATIVE
                                                         ETF(A)             SELECT INDUSTRY INDEX(B)           INDEX) (C)
                                                ------------------------    ------------------------      --------------------
06/19/06                                                  10000                       10000                       10000
06/30/06                                                  11574                       11575                       10248
09/30/06                                                  10534                       10490                       10829
12/31/06                                                  11298                       11313                       11554

                   [streetTRACKS (R) semi-annual report LOGO]
       SPDR S&P Oil & Gas Exploration & Production ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CHENIERE ENERGY,     EXXON MOBIL     CONOCOPHILLIPS     MARINER ENERGY,     CHEVRON CORP.
                          INC.                 CORP.                              INC.
    --------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $583,492             565,453         563,944            557,796             556,475
    --------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    2.78%                2.69            2.69               2.66                2.65
    --------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil & Gas Exploration & Production         76.5%
    Oil & Gas Refining & Marketing             12.5
    Integrated Oil & Gas                       10.6
    Short-Term Investments                      0.4
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
               SPDR S&P Pharmaceuticals ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                        NET ASSET  MARKET   S&P PHARMACEUTICALS SELECT          S & P 500 INDEX
                                          VALUE     VALUE         INDUSTRY INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06           9.03%     8.91%             9.24%                         12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                10.63%    10.58%            10.85%                         15.54%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period June 19, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
         SPDR S&P Pharmaceuticals ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR S&P PHARMACEUTICALS ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          S&P 500 INDEX (BROAD
                                                  SPDR PHARMACEUTICALS         S&P PHARMACEUTICALS          BASED COMPARATIVE
                                                         ETF(A)             SELECT INDUSTRY INDEX(B)           INDEX) (C)
                                                  --------------------      ------------------------      --------------------
06/19/06                                                  10000                       10000                       10000
06/30/06                                                  10146                       10147                       10248
09/30/06                                                  10951                       10964                       10829
12/31/06                                                  11063                       11085                       11554

                   [streetTRACKS (R) semi-annual report LOGO]
                SPDR S&P Pharmaceuticals ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SEPRACOR,     BRISTOL- MYERS     PERRIGO       PFIZER,       VALEANT PHARMACEUTICALS
                          INC.          SQUIBB CO.         CO.           INC.          INTERNATIONAL
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,965,942    1,864,930          1,856,480     1,832,969     1,830,560
    --------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.18%         4.91               4.89          4.83          4.82
    --------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Pharmaceuticals                            99.9%
    Short Term Investments                      0.0**
    Other Assets and Liabilities                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                    SPDR S&P Retail ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET      S & P RETAIL SELECT             S & P 500 INDEX
                                          VALUE     VALUE        INDUSTRY INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06           8.41%     8.41%             8.62%                        12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                11.03%    10.96%            11.25%                        15.54%

   (1) For the period June 19, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
               SPDR S&P Retail ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR S&P RETAIL ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          S&P 500 INDEX (BROAD
                                                                           S&P RETAIL SELECT INDUSTRY       BASED COMPARATIVE
                                                  SPDR RETAIL ETF(A)                INDEX(B)                   INDEX) (C)
                                                  ------------------       --------------------------     --------------------
06/19/06                                                 10000                       10000                        10000
06/30/06                                                 10424                       10243                        10248
09/30/06                                                 10700                       10709                        10829
12/31/06                                                 11103                       11125                        11554

                   [streetTRACKS (R) semi-annual report LOGO]
                     SPDR S&P Retail ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------
       DESCRIPTION        SYSTEMAX,     BLAIR         GUESS?,       WALGREEN      DOLLAR
                          INC.          CORP.         INC.          CO.           GENERAL
                                                                                  CORP.
    --------------------------------------------------------------------------------------------
       MARKET VALUE       $2,100,579    1,762,278     1,746,672     1,740,654     1,724,170
    --------------------------------------------------------------------------------------------
       % OF NET ASSETS    1.99%         1.67          1.65          1.65          1.63
    --------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Apparel Retail                             37.1%
    Specialty Stores                           20.1
    Catalog Retail                             10.0
    Food Retail                                 7.8
    Department Stores                           7.7
    General Merchandise Stores                  6.4
    Computer & Electronics Retail               4.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Drug Retail                                 3.3%
    Hypermarkets & Super Centers                3.2
    Short Term Investment                       0.0**
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                       100%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                  SPDR S&P Semiconductor ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET   S&P SEMICONDUCTOR SELECT           S & P 500 INDEX
                                          VALUE     VALUE        INDUSTRY INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06           4.16%     5.03%             4.34%                        12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                -7.57%    -7.54%            -7.29%                        12.81%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period January 31, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
            SPDR S&P Semiconductor ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR S&P SEMICONDUCTOR ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          S&P 500 INDEX (BROAD
                                                   SPDR SEMICONDUCTOR           S&P SEMICONDUCTOR           BASED COMPARATIVE
                                                         ETF(A)             SELECT INDUSTRY INDEX(B)           INDEX) (C)
                                                   ------------------       ------------------------      --------------------
01/31/06                                                  10000                       10000                       10000
03/31/06                                                  10136                       10135                       10152
06/30/06                                                   8874                        9262                       10006
09/30/06                                                   9081                        9101                       10573
12/31/06                                                   9243                        9271                       11281

                   [streetTRACKS (R) semi-annual report LOGO]
                 SPDR S&P Semiconductor ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICRON             CYPRESS              ANALOG          SILICON               MAXIM
                          TECHNOLOGY,        SEMICONDUCTOR        DEVICES,        LABORATORIES, INC.    INTEGRATED
                          INC.               CORP.                INC.                                  PRODUCTS, INC.
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,450,304         1,448,188            1,435,597       1,417,601             1,411,827
    -----------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    4.54%              4.53                 4.49            4.43                  4.42
    -----------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Semiconductors                             99.6%
    Short Term Investments                      0.4
    Other Assets and Liabilities                0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                 KBW Regional Banking ETF--PERFORMANCE SUMMARY

   The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRETFS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2006

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                       S & P 500 INDEX
                                          VALUE     VALUE   KBW REGIONAL BANKING INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/06           5.24%     5.52%             6.22%                         12.74%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)                 5.93%     5.99%             6.92%                         15.54%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period June 19, 2006 to December 31, 2006.

                   [streetTRACKS (R) semi-annual report LOGO]
             KBW Regional Banking ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      KBW REGIONAL BANKING ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                                          S&P 500 INDEX (BROAD
                                                  KBW REGIONAL BANKING          KBW REGIONAL BANK           BASED COMPARATIVE
                                                         ETF(A)                     INDEX(B)                   INDEX) (C)
                                                  --------------------          -----------------         --------------------
06/19/06                                                  10000                       10000                       10000
06/30/06                                                  10066                       10066                       10248
09/30/06                                                  10257                       10268                       10829
12/31/06                                                  10593                       10692                       11554

                   [streetTRACKS (R) semi-annual report LOGO]
                  KBW Regional Banking ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2006

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        COLONIAL            TRUSTMARK     CHITTENDEN     UMPQUA HOLDINGS    VALLEY NATIONAL
                          BANCGROUP, INC.     CORP.         CORP.          CORP.              BANCORP
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,999,942          5,958,486     5,924,029      5,895,005          5,890,787
    --------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    2.23%               2.22          2.20           2.19               2.19
    --------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2006*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Regional Banks                             87.8%
    Thrifts & Mortgage Finance                 12.1
    Short Term Investments                      0.0**
    Other Assets and Liabilities                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. ..................      5,181  $    460,280     0.41%
United Technologies Corp. ...      6,203       387,812     0.35
Other Securities(1)..........                1,287,161     1.15
                                          ------------   ------
                                             2,135,253     1.91
                                          ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1)..........                  694,092     0.62
                                          ------------   ------
AIRLINES
Other Securities(1)..........                  198,800     0.18
                                          ------------   ------
AUTO COMPONENTS
Other Securities(1)..........                  306,042     0.27
                                          ------------   ------
AUTOMOBILES
Other Securities(1)..........                  393,169     0.35
                                          ------------   ------
BEVERAGES
PepsiCo, Inc. ...............     11,115       695,243     0.62
The Coca-Cola Co. ...........     14,752       711,784     0.64
Other Securities(1)..........                  415,884     0.37
                                          ------------   ------
                                             1,822,911     1.63
                                          ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (a)..............      8,870       605,910     0.54
Other Securities(1)..........                1,360,112     1.22
                                          ------------   ------
                                             1,966,022     1.76
                                          ------------   ------
BUILDING PRODUCTS
Other Securities(1)..........                  173,313     0.15
                                          ------------   ------
CAPITAL MARKETS
Goldman Sachs Group, Inc. ...      2,804       558,977     0.50
Merrill Lynch & Co., Inc. ...      5,743       534,673     0.48
Morgan Stanley...............      6,809       554,457     0.49
State Street Corp. (b).......      2,256       152,145     0.14
Other Securities(1)..........                1,880,147     1.68
                                          ------------   ------
                                             3,680,399     3.29
                                          ------------   ------
CHEMICALS
Other Securities(1)..........                1,628,190     1.45
                                          ------------   ------
COMMERCIAL BANKS
U.S. Bancorp.................     12,201       441,554     0.39
Wachovia Corp. ..............     12,595       717,285     0.64
Wells Fargo & Co. ...........     21,302       757,499     0.68
Other Securities(1)..........                3,104,385     2.77
                                          ------------   ------
                                             5,020,723     4.48
                                          ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)..........                1,076,529     0.96
                                          ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)......     43,958     1,201,372     1.07
QUALCOMM, Inc. ..............     11,508       434,887     0.39
Other Securities(1)..........                1,084,016     0.97
                                          ------------   ------
                                             2,720,275     2.43
                                          ------------   ------
COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a).....      5,946       504,459     0.45
Hewlett-Packard Co. .........     20,578       847,608     0.76

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
International Business
  Machines Corp. ............     11,121  $  1,080,405     0.96%
Other Securities(1)..........                1,328,329     1.19
                                          ------------   ------
                                             3,760,801     3.36
                                          ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)..........                  168,975     0.15
                                          ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)..........                  136,120     0.12
                                          ------------   ------
CONSUMER FINANCE
American Express Co. ........      7,349       445,864     0.40
Other Securities(1)..........                  482,110     0.43
                                          ------------   ------
                                               927,974     0.83
                                          ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)..........                  332,599     0.30
                                          ------------   ------
DISTRIBUTORS
Other Securities(1)..........                   41,882     0.04
                                          ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)..........                  321,586     0.29
                                          ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. .......     30,596     1,633,520     1.46
Citigroup, Inc. .............     34,528     1,923,209     1.72
JPMorgan Chase & Co. ........     23,572     1,138,528     1.02
Other Securities(1)..........                  469,127     0.41
                                          ------------   ------
                                             5,164,384     4.61
                                          ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ..................     26,714       955,026     0.85
BellSouth Corp. .............     11,904       560,797     0.50
Verizon Communications,
  Inc. ......................     19,500       726,180     0.65
Other Securities(1)..........                  439,174     0.39
                                          ------------   ------
                                             2,681,177     2.39
                                          ------------   ------
ELECTRIC UTILITIES
Other Securities(1)..........                1,978,963     1.77
                                          ------------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)..........                  638,394     0.57
                                          ------------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1)..........                  784,042     0.70
                                          ------------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. ..........      7,661       483,869     0.43
Other Securities(1)..........                1,772,860     1.58
                                          ------------   ------
                                             2,256,729     2.01
                                          ------------   ------
FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc. .......     16,987       784,460     0.70
Other Securities(1)..........                1,312,729     1.17
                                          ------------   ------
                                             2,097,189     1.87
                                          ------------   ------
FOOD PRODUCTS
Other Securities(1)..........                1,386,528     1.24
                                          ------------   ------
GAS UTILITIES
Other Securities(1)..........                  224,847     0.20
                                          ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic, Inc. .............      8,023  $    429,311     0.38%
Other Securities(1)..........                1,427,156     1.28
                                          ------------   ------
                                             1,856,467     1.66
                                          ------------   ------
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc. ....      9,989       536,709     0.48
Other Securities(1)..........                2,344,975     2.09
                                          ------------   ------
                                             2,881,684     2.57
                                          ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)..........                   92,296     0.08
                                          ------------   ------
HOTELS RESTAURANTS & LEISURE
Other Securities(1)..........                2,192,928     1.96
                                          ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)..........                1,060,505     0.95
                                          ------------   ------
HOUSEHOLD PRODUCTS
Procter & Gamble Co. ........     21,988     1,413,169     1.26
Other Securities(1)..........                  633,345     0.57
                                          ------------   ------
                                             2,046,514     1.83
                                          ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)..........                  515,686     0.46
                                          ------------   ------
INDUSTRIAL CONGLOMERATES
General Electric Co. ........     71,589     2,663,827     2.38
Tyco International, Ltd. ....     13,889       422,226     0.38
Other Securities(1)..........                  479,218     0.42
                                          ------------   ------
                                             3,565,271     3.18
                                          ------------   ------
INSURANCE
American International
Group, Inc. .................     15,750     1,128,645     1.01
Berkshire Hathaway, Inc.
  (Class A) (a)..............          7       769,930     0.69
Other Securities(1)..........                3,602,565     3.21
                                          ------------   ------
                                             5,501,140     4.91
                                          ------------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)..........                  328,731     0.29
                                          ------------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (a)...      1,486       684,273     0.61
Other Securities(1)..........                  684,027     0.61
                                          ------------   ------
                                             1,368,300     1.22
                                          ------------   ------
IT SERVICES
Other Securities(1)..........                1,581,795     1.41
                                          ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)..........                  317,709     0.28
                                          ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)..........                  597,297     0.53
                                          ------------   ------
MACHINERY
Other Securities(1)..........                2,029,576     1.81
                                          ------------   ------
MEDIA
Comcast Corp. (Class A)
  (a)........................     15,463       654,549     0.58
The Walt Disney Co. .........     13,931       477,415     0.43

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
Time Warner, Inc. ...........     31,033  $    675,899     0.60%
Other Securities(1)..........                2,562,955     2.29
                                          ------------   ------
                                             4,370,818     3.90
                                          ------------   ------
METALS & MINING
Other Securities(1)..........                1,089,386     0.97
                                          ------------   ------
MULTI-UTILITIES
Other Securities(1)..........                1,081,216     0.97
                                          ------------   ------
MULTILINE RETAIL
Other Securities(1)..........                1,263,840     1.13
                                          ------------   ------
OFFICE ELECTRONICS
Other Securities(1)..........                  167,648     0.15
                                          ------------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ...............     14,827     1,090,229     0.97
ConocoPhillips...............     10,620       764,109     0.68
Exxon Mobil Corp. ...........     41,195     3,156,773     2.82
Other Securities(1)..........                3,431,930     3.07
                                          ------------   ------
                                             8,443,041     7.54
                                          ------------   ------
PAPER & FOREST PRODUCTS
Other Securities(1)..........                  331,132     0.30
                                          ------------   ------
PERSONAL PRODUCTS
Other Securities(1)..........                  176,265     0.16
                                          ------------   ------
PHARMACEUTICALS
Abbott Laboratories..........     10,703       521,343     0.47
Johnson & Johnson............     19,901     1,313,864     1.17
Merck & Co., Inc. ...........     15,022       654,959     0.59
Pfizer, Inc. ................     52,341     1,355,632     1.21
Wyeth........................      9,494       483,435     0.43
Other Securities(1)..........                1,523,116     1.36
                                          ------------   ------
                                             5,852,349     5.23
                                          ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)..........                2,845,912     2.54
                                          ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)..........                  223,628     0.20
                                          ------------   ------
ROAD & RAIL
Other Securities(1)..........                  918,552     0.82
                                          ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. .................     43,231       875,428     0.78
Other Securities(1)..........                2,029,669     1.81
                                          ------------   ------
                                             2,905,097     2.59
                                          ------------   ------
SOFTWARE
Microsoft Corp. .............     63,157     1,885,868     1.68
Oracle Corp. (a).............     31,337       537,116     0.48
Other Securities(1)..........                1,529,836     1.37
                                          ------------   ------
                                             3,952,820     3.53
                                          ------------   ------
SPECIALTY RETAIL
The Home Depot, Inc. ........     15,184       609,789     0.54
Other Securities(1)..........                1,925,666     1.72
                                          ------------   ------
                                             2,535,455     2.26
                                          ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)..........                  537,501     0.48
                                          ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
THRIFTS & MORTGAGE FINANCE
Fannie Mae...................      6,710  $    398,507     0.36%
Other Securities(1)..........                1,477,448     1.32
                                          ------------   ------
                                             1,875,955     1.68
                                          ------------   ------
TOBACCO
Altria Group, Inc. ..........     13,831     1,186,976     1.06
Other Securities(1)..........                  212,036     0.19
                                          ------------   ------
                                             1,399,012     1.25
                                          ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)..........                  140,122     0.13
                                          ------------   ------
WATER UTILITIES
Other Securities(1)..........                  126,630     0.11
                                          ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)..........                  884,891     0.79
                                          ------------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
TOTAL COMMON STOCKS -- (Cost
  $91,393,358)...............             $111,775,077    99.80%
                                          ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment
  Class Prime Fund
  (Cost $87,095).............     87,095        87,095     0.08
                                          ------------   ------
TOTAL INVESTMENTS (Cost
  $91,480,453)...............              111,862,172    99.88
OTHER ASSETS AND
  LIABILITIES................                  131,680     0.12
                                          ------------   ------
NET ASSETS...................             $111,993,852   100.00
                                          ============   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security
(b) Affiliated issuer. (Note 3)

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. ....................       659  $    58,546     0.45%
United Technologies Corp. .....       865       54,080     0.42
Other Securities(1)............                165,462     1.27
                                           -----------   ------
                                               278,088     2.14
                                           -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1)............                 85,854     0.66
                                           -----------   ------
AIRLINES
Other Securities(1)............                 20,053     0.15
                                           -----------   ------
AUTO COMPONENTS
Other Securities(1)............                 18,363     0.14
                                           -----------   ------
AUTOMOBILES
Other Securities(1)............                 44,275     0.34
                                           -----------   ------
BEVERAGES
PepsiCo, Inc. .................     1,542       96,452     0.74
The Coca-Cola Co. .............     2,000       96,500     0.74
Other Securities(1)............                 55,601     0.44
                                           -----------   ------
                                               248,553     1.92
                                           -----------   ------
BIOTECHNOLOGY
Amgen, Inc. (a)................     1,086       74,185     0.57
Other Securities(1)............                134,455     1.04
                                           -----------   ------
                                               208,640     1.61
                                           -----------   ------
BUILDING PRODUCTS
Other Securities(1)............                 21,922     0.17
                                           -----------   ------
CAPITAL MARKETS
Goldman Sachs Group, Inc. .....       339       67,580     0.52
Merrill Lynch & Co., Inc. .....       823       76,621     0.59
Morgan Stanley.................       899       73,205     0.56
State Street Corp. (b).........       311       20,974     0.16
Other Securities(1)............                220,535     1.71
                                           -----------   ------
                                               458,915     3.54
                                           -----------   ------
CHEMICALS
Other Securities(1)............                188,522     1.45
                                           -----------   ------
COMMERCIAL BANKS
U.S. Bancorp...................     1,651       59,750     0.46
Wachovia Corp. ................     1,780      101,371     0.78
Wells Fargo & Co. .............     2,957      105,151     0.81
Other Securities(1)............                261,062     2.02
                                           -----------   ------
                                               527,334     4.07
                                           -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)............                 91,098     0.70
                                           -----------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)........     5,669      154,934     1.19
QUALCOMM, Inc. ................     1,538       58,121     0.45
Other Securities(1)............                105,244     0.81
                                           -----------   ------
                                               318,299     2.45
                                           -----------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a).......       786  $    66,684     0.51%
Hewlett-Packard Co. ...........     2,551      105,076     0.81
International Business Machines
  Corp. .......................     1,403      136,301     1.05
Other Securities(1)............                153,397     1.19
                                           -----------   ------
                                               461,458     3.56
                                           -----------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)............                 10,935     0.08
                                           -----------   ------
CONSTRUCTION MATERIALS
Other Securities(1)............                 11,734     0.09
                                           -----------   ------
CONSUMER FINANCE
American Express Co. ..........     1,003       60,852     0.47
Other Securities(1)............                 51,544     0.40
                                           -----------   ------
                                               112,396     0.87
                                           -----------   ------
CONTAINERS & PACKAGING
Other Securities(1)............                 31,336     0.24
                                           -----------   ------
DISTRIBUTORS
Other Securities(1)............                  7,447     0.06
                                           -----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)............                 17,708     0.14
                                           -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. .........     4,189      223,651     1.73
Citigroup, Inc. ...............     4,642      258,559     1.99
JPMorgan Chase & Co. ..........     3,250      156,975     1.21
Other Securities(1)............                 55,856     0.43
                                           -----------   ------
                                               695,041     5.36
                                           -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ....................     3,579      127,949     0.99
BellSouth Corp. ...............     1,702       80,181     0.62
Verizon Communications,
  Inc. ........................     2,718      101,219     0.78
Other Securities(1)............                 39,398     0.30
                                           -----------   ------
                                               348,747     2.69
                                           -----------   ------
ELECTRIC UTILITIES
Other Securities(1)............                235,682     1.82
                                           -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)............                 65,171     0.50
                                           -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1)............                 43,692     0.34
                                           -----------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. ............     1,094       69,097     0.53
Other Securities(1)............                181,501     1.40
                                           -----------   ------
                                               250,598     1.93
                                           -----------   ------
FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc. .........     2,397      110,693     0.85
Other Securities(1)............                152,494     1.18
                                           -----------   ------
                                               263,187     2.03
                                           -----------   ------
FOOD PRODUCTS
Other Securities(1)............                148,836     1.15
                                           -----------   ------
GAS UTILITIES
Other Securities(1)............                 15,003     0.12
                                           -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic, Inc. ...............     1,076  $    57,577     0.44%
Other Securities(1)............                155,513     1.20
                                           -----------   ------
                                               213,090     1.64
                                           -----------   ------
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc. ......     1,267       68,076     0.53
Other Securities(1)............                252,341     1.94
                                           -----------   ------
                                               320,417     2.47
                                           -----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)............                  5,496     0.04
                                           -----------   ------
HOTELS RESTAURANTS & LEISURE
Other Securities(1)............                231,137     1.78
                                           -----------   ------
HOUSEHOLD DURABLES
Other Securities(1)............                 89,952     0.69
                                           -----------   ------
HOUSEHOLD PRODUCTS
Procter & Gamble Co. ..........     2,967      190,689     1.47
Other Securities(1)............                 73,241     0.56
                                           -----------   ------
                                               263,930     2.03
                                           -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)............                 62,466     0.48
                                           -----------   ------
INDUSTRIAL CONGLOMERATES
General Electric Co. ..........     9,702      361,011     2.78
Tyco International, Ltd. ......     1,876       57,030     0.44
Other Securities(1)............                 63,669     0.49
                                           -----------   ------
                                               481,710     3.71
                                           -----------   ------
INSURANCE
American International Group,
  Inc. ........................     2,132      152,779     1.18
Berkshire Hathaway, Inc. (Class
  A) (a).......................         1      109,990     0.85
Other Securities(1)............                449,072     3.46
                                           -----------   ------
                                               711,841     5.49
                                           -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)............                 36,265     0.28
                                           -----------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (a).....       208       95,780     0.74
Other Securities(1)............                 72,745     0.56
                                           -----------   ------
                                               168,525     1.30
                                           -----------   ------
IT SERVICES
Other Securities(1)............                179,466     1.38
                                           -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)............                 20,834     0.16
                                           -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)............                 43,801     0.34
                                           -----------   ------
MACHINERY
Other Securities(1)............                194,710     1.50
                                           -----------   ------
MEDIA
Comcast Corp. (Class A) (a)....     1,847       78,184     0.60
The Walt Disney Co. ...........     1,806       61,892     0.48
Time Warner, Inc. .............     3,788       82,503     0.64
Other Securities(1)............                275,841     2.12
                                           -----------   ------
                                               498,420     3.84
                                           -----------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
METALS & MINING
Other Securities(1)............            $   111,408     0.86%
                                           -----------   ------
MULTI-UTILITIES
Other Securities(1)............                151,140     1.17
                                           -----------   ------
MULTILINE RETAIL
Other Securities(1)............                131,167     1.01
                                           -----------   ------
OFFICE ELECTRONICS
Other Securities(1)............                 15,238     0.12
                                           -----------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. .................     2,044      150,295     1.16
ConocoPhillips.................     1,432      103,032     0.79
Exxon Mobil Corp. .............     5,432      416,255     3.21
Other Securities(1)............                348,848     2.69
                                           -----------   ------
                                             1,018,430     7.85
                                           -----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1)............                 35,021     0.27
                                           -----------   ------
PERSONAL PRODUCTS
Other Securities(1)............                 20,981     0.16
                                           -----------   ------
PHARMACEUTICALS
Abbott Laboratories............     1,433       69,802     0.54
Johnson & Johnson..............     2,700      178,254     1.37
Merck & Co., Inc. .............     2,041       88,988     0.69
Pfizer, Inc. ..................     6,716      173,945     1.34
Wyeth..........................     1,238       63,039     0.49
Other Securities(1)............                185,155     1.42
                                           -----------   ------
                                               759,183     5.85
                                           -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)............                248,579     1.92
                                           -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)............                 22,979     0.18
                                           -----------   ------
ROAD & RAIL
Other Securities(1)............                 85,123     0.66
                                           -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ...................     5,398      109,309     0.84
Other Securities(1)............                211,076     1.63
                                           -----------   ------
                                               320,385     2.47
                                           -----------   ------
SOFTWARE
Microsoft Corp. ...............     8,155      243,508     1.88
Oracle Corp. (a)...............     3,783       64,841     0.50
Other Securities(1)............                119,164     0.92
                                           -----------   ------
                                               427,513     3.30
                                           -----------   ------
SPECIALTY RETAIL
The Home Depot, Inc. ..........     1,916       76,947     0.59
Other Securities(1)............                203,337     1.57
                                           -----------   ------
                                               280,284     2.16
                                           -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)............                 49,331     0.38
                                           -----------   ------
THRIFTS & MORTGAGE FINANCE
Fannie Mae.....................       898       53,332     0.41
Other Securities(1)............                147,409     1.14
                                           -----------   ------
                                               200,741     1.55
                                           -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
TOBACCO
Altria Group, Inc. ............     1,936  $   166,148     1.28%
Other Securities(1)............                 25,677     0.20
                                           -----------   ------
                                               191,825     1.48
                                           -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)............                  9,732     0.07
                                           -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)............                107,783     0.83
                                           -----------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
TOTAL COMMON STOCKS -- (Cost
  $12,037,887).................            $12,937,790    99.74%
                                           -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment Class
  Prime Fund
  (Cost $18,516)...............    18,516       18,516     0.14
                                           -----------   ------
TOTAL INVESTMENTS
  (Cost $12,056,403)...........             12,956,306    99.88
OTHER ASSETS AND LIABILITIES...                 14,928     0.12
                                           -----------   ------
NET ASSETS.....................            $12,971,234   100.00%
                                           ===========   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security
(b) Affiliated issuer. (Note 3)

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
COMMON STOCKS
AEROSPACE & DEFENSE
Lockheed Martin Corp. .......     10,848  $    998,775     0.47%
United Technologies Corp. ...     29,928     1,871,099     0.87
Other Securities(1)..........                2,757,338     1.29
                                          ------------   ------
                                             5,627,212     2.63
                                          ------------   ------
AIR FREIGHT & LOGISTICS
FedEx Corp. .................      9,194       998,652     0.47
United Parcel Service, Inc.
  (Class B)..................     19,938     1,494,951     0.70
Other Securities(1)..........                  501,729     0.23
                                          ------------   ------
                                             2,995,332     1.40
                                          ------------   ------
AIRLINES
Other Securities(1)..........                  511,418     0.24
                                          ------------   ------
AUTO COMPONENTS
Other Securities(1)..........                  108,774     0.05
                                          ------------   ------
AUTOMOBILES
Other Securities(1)..........                  589,411     0.28
                                          ------------   ------
BEVERAGES
Anheuser-Busch Cos., Inc. ...     23,326     1,147,639     0.54
PepsiCo, Inc. ...............     53,453     3,343,485     1.56
Other Securities(1)..........                  457,064     0.21
                                          ------------   ------
                                             4,948,188     2.31
                                          ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (a)..............     37,594     2,568,046     1.20
Genentech, Inc. (a)..........     14,884     1,207,539     0.56
Gilead Sciences, Inc. (a)....     14,662       952,003     0.45
Other Securities(1)..........                2,497,071     1.17
                                          ------------   ------
                                             7,224,659     3.38
                                          ------------   ------
BUILDING PRODUCTS
Other Securities(1)..........                  244,105     0.11
                                          ------------   ------
CAPITAL MARKETS
State Street Corp. (b).......     10,812       729,161     0.34
Other Securities(1)..........                2,672,607     1.25
                                          ------------   ------
                                             3,401,768     1.59
                                          ------------   ------
CHEMICALS
Monsanto Co. ................     17,555       922,164     0.43
Other Securities(1)..........                1,196,340     0.56
                                          ------------   ------
                                             2,118,504     0.99
                                          ------------   ------
COMMERCIAL BANKS
U.S. Bancorp.................     56,640     2,049,801     0.96
Other Securities(1)..........                  208,869     0.10
                                          ------------   ------
                                             2,258,670     1.06
                                          ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)..........                2,040,179     0.95
                                          ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)......    196,198     5,362,091     2.51
Corning, Inc. (a)............     49,836       932,432     0.44
QUALCOMM, Inc. ..............     53,259     2,012,658     0.94
Other Securities(1)..........                  858,101     0.40
                                          ------------   ------
                                             9,165,282     4.29
                                          ------------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a).....     27,355  $  2,320,798     1.09%
Dell, Inc. (a)...............     64,410     1,616,047     0.76
EMC Corp. (a)................     70,981       936,949     0.44
Other Securities(1)..........                1,368,840     0.63
                                          ------------   ------
                                             6,242,634     2.92
                                          ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)..........                  380,938     0.18
                                          ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)..........                  149,838     0.07
                                          ------------   ------
CONSUMER FINANCE
American Express Co. ........     34,725     2,106,766     0.99
Capital One Financial
  Corp. .....................     13,160     1,010,951     0.47
Other Securities(1)..........                  780,924     0.36
                                          ------------   ------
                                             3,898,641     1.82
                                          ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)..........                  418,325     0.19
                                          ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)..........                  478,123     0.22
                                          ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)..........                1,531,149     0.72
                                          ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)..........                  176,960     0.08
                                          ------------   ------
ELECTRIC UTILITIES
Other Securities(1)..........                  237,355     0.11
                                          ------------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)..........                  251,750     0.12
                                          ------------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1)..........                  581,938     0.27
                                          ------------   ------
ENERGY EQUIPMENT & SERVICES
Halliburton Co. .............     32,403     1,006,113     0.47
Schlumberger, Ltd. ..........     37,995     2,399,764     1.12
Other Securities(1)..........                5,244,259     2.46
                                          ------------   ------
                                             8,650,136     4.05
                                          ------------   ------
FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc. .......     83,150     3,839,867     1.80
Walgreen Co. ................     32,457     1,489,452     0.70
Other Securities(1)..........                2,538,494     1.18
                                          ------------   ------
                                             7,867,813     3.68
                                          ------------   ------
FOOD PRODUCTS
Other Securities(1)..........                1,730,032     0.81
                                          ------------   ------
GAS UTILITIES
Other Securities(1)..........                  526,533     0.25
                                          ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International,
  Inc. ......................     21,182       982,633     0.46
Medtronic, Inc. .............     37,048     1,982,438     0.93
Other Securities(1)..........                4,294,747     2.01
                                          ------------   ------
                                             7,259,818     3.40
                                          ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc. ....     43,447  $  2,334,407     1.09%
WellPoint, Inc. (a)..........     19,861     1,562,862     0.73
Other Securities(1)..........                6,602,605     3.09
                                          ------------   ------
                                            10,499,874     4.91
                                          ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)..........                  177,548     0.08
                                          ------------   ------
HOTELS RESTAURANTS & LEISURE
Other Securities(1)..........                5,468,056     2.56
                                          ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)..........                2,066,172     0.97
                                          ------------   ------
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. .......     16,723     1,091,009     0.51
Procter & Gamble Co. ........    102,179     6,567,044     3.07
Other Securities(1)..........                  432,953     0.20
                                          ------------   ------
                                             8,091,006     3.78
                                          ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)..........                  460,746     0.21
                                          ------------   ------
INDUSTRIAL CONGLOMERATES
3M Co. ......................     21,772     1,696,692     0.80
Other Securities(1)..........                  177,349     0.08
                                          ------------   ------
                                             1,874,041     0.88
                                          ------------   ------
INSURANCE
Berkshire Hathaway, Inc.
  (Class A) (a)..............         33     3,629,670     1.70
Prudential Financial,
  Inc. ......................     15,626     1,341,648     0.63
Other Securities(1)..........                2,907,586     1.36
                                          ------------   ------
                                             7,878,904     3.69
                                          ------------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)..........                1,291,018     0.60
                                          ------------   ------
INTERNET SOFTWARE & SERVICES
eBay, Inc. (a)...............     33,966     1,021,357     0.48
Google, Inc. (Class A) (a)...      7,150     3,292,432     1.54
Yahoo!, Inc. (a).............     41,695     1,064,890     0.50
Other Securities(1)..........                  449,007     0.21
                                          ------------   ------
                                             5,827,686     2.73
                                          ------------   ------
IT SERVICES
Other Securities(1)..........                5,296,184     2.48
                                          ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)..........                1,494,387     0.70
                                          ------------   ------
MACHINERY
Caterpillar, Inc. ...........     21,003     1,288,114     0.60
Other Securities(1)..........                2,997,756     1.40
                                          ------------   ------
                                             4,285,870     2.00
                                          ------------   ------
MEDIA
Comcast Corp. (Class A)
  (a)........................     64,043     2,710,940     1.27
News Corp. (Class A).........     75,804     1,628,270     0.76
Time Warner, Inc. ...........    131,062     2,854,530     1.33
Other Securities(1)..........                6,199,333     2.91
                                          ------------   ------
                                            13,393,073     6.27
                                          ------------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
METALS & MINING
Other Securities(1)..........             $  1,853,915     0.87%
                                          ------------   ------
MULTI-UTILITIES
Other Securities(1)..........                1,052,835     0.49
                                          ------------   ------
MULTILINE RETAIL
Target Corp. ................     24,978     1,424,995     0.67
Other Securities(1)..........                2,561,323     1.19
                                          ------------   ------
                                             3,986,318     1.86
                                          ------------   ------
OIL, GAS & CONSUMABLE FUELS
Devon Energy Corp. ..........     13,464       903,165     0.42
Valero Energy Corp. .........     19,522       998,746     0.47
Other Securities(1)..........                5,464,309     2.56
                                          ------------   ------
                                             7,366,220     3.45
                                          ------------   ------
PERSONAL PRODUCTS
Other Securities(1)..........                  698,907     0.33
                                          ------------   ------
PHARMACEUTICALS
Johnson & Johnson............     93,453     6,169,767     2.89
Schering-Plough Corp. .......     47,429     1,121,221     0.52
Wyeth........................     43,040     2,191,597     1.03
Other Securities(1)..........                1,883,274     0.88
                                          ------------   ------
                                            11,365,859     5.32
                                          ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)..........                2,721,709     1.27
                                          ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)..........                  713,408     0.33
                                          ------------   ------
ROAD & RAIL
Other Securities(1)..........                  761,197     0.36
                                          ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments, Inc. .....     47,862     1,378,426     0.64
Other Securities(1)..........                5,348,850     2.51
                                          ------------   ------
                                             6,727,276     3.15
                                          ------------   ------
SOFTWARE
Microsoft Corp. .............    282,117     8,424,014     3.94
Other Securities(1)..........                3,345,366     1.57
                                          ------------   ------
                                            11,769,380     5.51
                                          ------------   ------
SPECIALTY RETAIL
Lowe's Cos., Inc. ...........     49,772     1,550,398     0.73
The Home Depot, Inc. ........     66,599     2,674,616     1.25
Other Securities(1)..........                4,728,536     2.21
                                          ------------   ------
                                             8,953,550     4.19
                                          ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)..........                1,324,056     0.62
                                          ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)..........                1,069,119     0.50
                                          ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)..........                  163,541     0.08
                                          ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION             SHARES      VALUE       ASSETS
--------------------             ------      -----       ------
WIRELESS TELECOMMUNICATION SERVICES
Sprint Nextel Corp. .........     95,708  $  1,807,924     0.85%
Other Securities(1)..........                1,203,394     0.56
                                          ------------   ------
                                             3,011,318     1.41
                                          ------------   ------
TOTAL COMMON STOCKS --
  (Cost $195,188,936)........              213,258,658    99.77
                                          ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment
  Class Prime Fund
  (Cost $330,848)............    330,848       330,848     0.16
                                          ------------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION                         VALUE       ASSETS
--------------------                         -----       ------
TOTAL INVESTMENTS
  (Cost $195,519,784)........             $213,589,506    99.93%
                                          ------------   ------
OTHER ASSETS AND
  LIABILITIES................                  154,194     0.07
                                          ------------   ------
NET ASSETS...................             $213,743,700   100.00
                                          ============   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security
(b) Affiliated issuer. (Note 3)

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION             SHARES       VALUE       ASSETS
--------------------             ------       -----       ------
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. ..................     15,075   $  1,339,263     0.87%
Honeywell International,
  Inc. ......................     15,971        722,528     0.47
Other Securities(1)..........                   574,904     0.37
                                           ------------   ------
                                              2,636,695     1.71
                                           ------------   ------
AIRLINES
Other Securities(1)..........                   123,701     0.08
                                           ------------   ------
AUTO COMPONENTS
Other Securities(1)..........                   355,193     0.23
                                           ------------   ------
AUTOMOBILES
Other Securities(1)..........                   612,991     0.40
                                           ------------   ------
BEVERAGES
The Coca-Cola Co. ...........     45,609      2,200,634     1.43
Other Securities(1)..........                   227,548     0.14
                                           ------------   ------
                                              2,428,182     1.57
                                           ------------   ------
BUILDING PRODUCTS
Other Securities(1)..........                   338,225     0.22
                                           ------------   ------
CAPITAL MARKETS
Goldman Sachs Group, Inc. ...      7,703      1,535,593     1.00
Lehman Brothers Holdings,
  Inc. ......................     11,190        874,163     0.57
Merrill Lynch & Co., Inc. ...     18,657      1,736,967     1.13
Morgan Stanley...............     20,409      1,661,905     1.08
The Bank of New York Co.,
  Inc. ......................     15,846        623,857     0.40
Other Securities(1)..........                 1,740,582     1.12
                                           ------------   ------
                                              8,173,067     5.30
                                           ------------   ------
CHEMICALS
E. I. du Pont de Nemours &
  Co. .......................     19,462        947,994     0.61
The Dow Chemical Co. ........     20,377        813,857     0.53
Other Securities(1)..........                 1,162,507     0.76
                                           ------------   ------
                                              2,924,358     1.90
                                           ------------   ------
COMMERCIAL BANKS
SunTrust Banks, Inc. ........      7,407        625,521     0.41
Wachovia Corp. ..............     40,481      2,305,393     1.50
Wells Fargo & Co. ...........     66,847      2,377,079     1.54
Other Securities(1)..........                 5,123,978     3.32
                                           ------------   ------
                                             10,431,971     6.77
                                           ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)..........                   723,747     0.47
                                           ------------   ------
COMMUNICATIONS EQUIPMENT
Motorola, Inc. ..............     50,887      1,046,237     0.68
Other Securities(1)..........                   177,290     0.11
                                           ------------   ------
                                              1,223,527     0.79
                                           ------------   ------
COMPUTERS & PERIPHERALS
Hewlett-Packard Co. .........     57,774      2,379,711     1.54
International Business
  Machines Corp. ............     31,857      3,094,907     2.01
Other Securities(1)..........                   891,641     0.58
                                           ------------   ------
                                              6,366,259     4.13
                                           ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)..........                   166,170     0.11
                                           ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)..........                   419,302     0.27
                                           ------------   ------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION             SHARES       VALUE       ASSETS
--------------------             ------       -----       ------
DISTRIBUTORS
Other Securities(1)..........              $    170,131     0.11%
                                           ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)..........                    77,428     0.05
                                           ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. .......     95,026      5,073,438     3.29
Citigroup, Inc. .............    105,225      5,861,032     3.80
JPMorgan Chase & Co. ........     73,589      3,554,349     2.31
Other Securities(1)..........                   247,360     0.16
                                           ------------   ------
                                             14,736,179     9.56
                                           ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ..................     81,133      2,900,505     1.88
BellSouth Corp. .............     38,840      1,829,752     1.19
Verizon Communications,
  Inc. ......................     61,432      2,287,728     1.49
Other Securities(1)..........                   785,428     0.50
                                           ------------   ------
                                              7,803,413     5.06
                                           ------------   ------
ELECTRIC UTILITIES
Duke Energy Corp. ...........     26,441        878,106     0.57
Exelon Corp. ................     14,171        877,043     0.57
Other Securities(1)..........                 3,479,080     2.26
                                           ------------   ------
                                              5,234,229     3.40
                                           ------------   ------
ELECTRICAL EQUIPMENT
Emerson Electric Co. ........     16,842        742,564     0.48
Other Securities(1)..........                   562,251     0.37
                                           ------------   ------
                                              1,304,815     0.85
                                           ------------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1)..........                   605,565     0.39
                                           ------------   ------
FOOD & STAPLES RETAILING
Other Securities(1)..........                   817,361     0.53
                                           ------------   ------
FOOD PRODUCTS
Other Securities(1)..........                 2,229,908     1.45
                                           ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1)..........                    68,316     0.04
                                           ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1)..........                   345,393     0.22
                                           ------------   ------
HOTELS RESTAURANTS & LEISURE
McDonald's Corp. ............     25,994      1,152,314     0.75
Other Securities(1)..........                   560,020     0.36
                                           ------------   ------
                                              1,712,334     1.11
                                           ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)..........                   679,445     0.44
                                           ------------   ------
HOUSEHOLD PRODUCTS
Kimberly-Clark Corp. ........      9,709        659,727     0.43
                                           ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)..........                 1,104,302     0.72
                                           ------------   ------
INDUSTRIAL CONGLOMERATES
General Electric Co. ........    219,745      8,176,712     5.30
Tyco International, Ltd. ....     42,993      1,306,987     0.85
Other Securities(1)..........                   211,451     0.14
                                           ------------   ------
                                              9,695,150     6.29
                                           ------------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION             SHARES       VALUE       ASSETS
--------------------             ------       -----       ------
INSURANCE
American International Group,
  Inc. ......................     48,280   $  3,459,745     2.24%
The Allstate Corp. ..........     13,139        855,480     0.55
The St. Paul Travelers Cos.,
  Inc. ......................     14,657        786,934     0.51
Other Securities(1)..........                 5,743,948     3.74
                                           ------------   ------
                                             10,846,107     7.04
                                           ------------   ------
IT SERVICES
Other Securities(1)..........                   589,088     0.38
                                           ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)..........                   489,690     0.32
                                           ------------   ------
MACHINERY
Other Securities(1)..........                 1,594,671     1.03
                                           ------------   ------
MEDIA
The Walt Disney Co. .........     40,898      1,401,574     0.91
Other Securities(1)..........                 1,114,416     0.72
                                           ------------   ------
                                              2,515,990     1.63
                                           ------------   ------
METALS & MINING
Other Securities(1)..........                 1,342,791     0.87
                                           ------------   ------
MULTI-UTILITIES
Dominion Resources, Inc. ....      7,487        627,710     0.41
Other Securities(1)..........                 2,114,136     1.37
                                           ------------   ------
                                              2,741,846     1.78
                                           ------------   ------
MULTILINE RETAIL
Other Securities(1)..........                   333,341     0.22
                                           ------------   ------
OFFICE ELECTRONICS
Other Securities(1)..........                   341,763     0.22
                                           ------------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ...............     46,575      3,424,660     2.22
ConocoPhillips...............     32,633      2,347,944     1.52
Exxon Mobil Corp. ...........    123,270      9,446,180     6.13
Marathon Oil Corp. ..........      7,432        687,460     0.45
Occidental Petroleum
  Corp. .....................     17,983        878,110     0.57
Other Securities(1)..........                 1,547,175     1.00
                                           ------------   ------
                                             18,331,529    11.89
                                           ------------   ------
PAPER & FOREST PRODUCTS
Other Securities(1)..........                   789,389     0.51
                                           ------------   ------
PHARMACEUTICALS
Abbott Laboratories..........     32,668      1,591,258     1.03
Bristol-Myers Squibb Co. ....     41,248      1,085,648     0.70
Eli Lilly & Co. .............     20,391      1,062,371     0.69
Merck & Co., Inc. ...........     46,135      2,011,486     1.31
Pfizer, Inc. ................    152,273      3,943,871     2.56
Other Securities(1)..........                    83,755     0.05
                                           ------------   ------
                                              9,778,389     6.34
                                           ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)..........                 3,872,066     2.51
                                           ------------   ------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION             SHARES       VALUE       ASSETS
--------------------             ------       -----       ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)..........              $     86,023     0.06%
                                           ------------   ------
ROAD & RAIL
Other Securities(1)..........                 1,411,315     0.92
                                           ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. .................    123,240      2,495,610     1.62
Other Securities(1)..........                   350,935     0.23
                                           ------------   ------
                                              2,846,545     1.85
                                           ------------   ------
SOFTWARE
Oracle Corp. (a).............     85,341      1,462,745     0.95
Other Securities(1)..........                   527,353     0.34
                                           ------------   ------
                                              1,990,098     1.29
                                           ------------   ------
SPECIALTY RETAIL
Other Securities(1)..........                   475,103     0.31
                                           ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)..........                   231,791     0.15
                                           ------------   ------
THRIFTS & MORTGAGE FINANCE
Fannie Mae...................     20,545      1,220,168     0.79
Freddie Mac..................     14,710        998,809     0.65
Washington Mutual, Inc. .....     19,928        906,525     0.59
Other Securities(1)..........                   723,752     0.47
                                           ------------   ------
                                              3,849,254     2.50
                                           ------------   ------
TOBACCO
Altria Group, Inc. ..........     43,838      3,762,177     2.44
Other Securities(1)..........                   595,386     0.39
                                           ------------   ------
                                              4,357,563     2.83
                                           ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)..........                   119,737     0.08
                                           ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)..........                   472,651     0.31
                                           ------------   ------
TOTAL COMMON STOCKS --
  (Cost $132,344,934)........               153,573,824    99.64
                                           ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment
  Class Prime Fund
  (Cost $327,786)............    327,786        327,786     0.21
                                           ------------   ------
TOTAL INVESTMENTS
  (Cost $132,672,720)........               153,901,610    99.85
                                           ------------   ------
OTHER ASSETS AND
  LIABILITIES................                   237,401     0.15
                                           ------------   ------
NET ASSETS...................              $154,139,011   100.00%
                                           ============   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Goodrich Corp. ................     1,332  $    60,673     0.36%
Other Securities(1)............                 54,972     0.32
                                           -----------   ------
                                               115,645     0.68
                                           -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1)............                 25,834     0.15
                                           -----------   ------
AIRLINES
AMR Corp. (a)..................     2,100       63,483     0.38
Other Securities(1)............                122,662     0.72
                                           -----------   ------
                                               186,145     1.10
                                           -----------   ------
AUTO COMPONENTS
Other Securities(1)............                106,633     0.63
                                           -----------   ------
AUTOMOBILES
Other Securities(1)............                 17,860     0.11
                                           -----------   ------
BEVERAGES
Other Securities(1)............                 40,691     0.24
                                           -----------   ------
BIOTECHNOLOGY
Other Securities(1)............                196,013     1.16
                                           -----------   ------
BUILDING PRODUCTS
Other Securities(1)............                 71,368     0.42
                                           -----------   ------
CAPITAL MARKETS
Other Securities(1)............                391,149     2.31
                                           -----------   ------
CHEMICALS
Other Securities(1)............                542,622     3.20
                                           -----------   ------
COMMERCIAL BANKS
First Horizon National
  Corp. .......................     1,319       55,108     0.32
Mercantile Bankshares Corp. ...     1,339       62,652     0.37
Other Securities(1)............                521,307     3.08
                                           -----------   ------
                                               639,067     3.77
                                           -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Dun & Bradstreet Corp. (a).....       656       54,310     0.32
Equifax, Inc. .................     1,336       54,241     0.32
Manpower, Inc. ................       907       67,961     0.40
Monster Worldwide, Inc. (a)....     1,231       57,414     0.34
Robert Half International,
  Inc. ........................     1,789       66,408     0.39
Other Securities(1)............                307,318     1.82
                                           -----------   ------
                                               607,652     3.59
                                           -----------   ------
COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)................     4,879       68,209     0.40
Other Securities(1)............                152,728     0.90
                                           -----------   ------
                                               220,937     1.30
                                           -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1)............                117,782     0.70
                                           -----------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)............                109,977     0.65
                                           -----------   ------
CONSTRUCTION MATERIALS
Other Securities(1)............                 73,712     0.44
                                           -----------   ------
CONSUMER FINANCE
Other Securities(1)............                 75,733     0.45
                                           -----------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
CONTAINERS & PACKAGING
Sealed Air Corp. ..............       861  $    55,896     0.33%
Temple-Inland, Inc. ...........     1,142       52,566     0.31
Other Securities(1)............                290,171     1.71
                                           -----------   ------
                                               398,633     2.35
                                           -----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)............                151,615     0.90
                                           -----------   ------
DIVERSIFIED FINANCIAL SERVICES
IntercontinentalExchange, Inc.
  (a)..........................       581       62,690     0.37
Other Securities(1)............                 31,960     0.19
                                           -----------   ------
                                                94,650     0.56
                                           -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Level 3 Communications, Inc.
  (a)..........................    10,584       59,270     0.35
Other Securities(1)............                151,270     0.89
                                           -----------   ------
                                               210,540     1.24
                                           -----------   ------
ELECTRIC UTILITIES
Pepco Holdings, Inc. ..........     2,012       52,332     0.31
Pinnacle West Capital Corp. ...     1,059       53,681     0.32
Other Securities(1)............                240,580     1.42
                                           -----------   ------
                                               346,593     2.05
                                           -----------   ------
ELECTRICAL EQUIPMENT
American Power Conversion
  Corp. .......................     1,935       59,192     0.35
Other Securities(1)............                140,226     0.83
                                           -----------   ------
                                               199,418     1.18
                                           -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. (Class A).......       933       57,921     0.34
Other Securities(1)............                403,781     2.39
                                           -----------   ------
                                               461,702     2.73
                                           -----------   ------
ENERGY EQUIPMENT & SERVICES
Pride International, Inc.
  (a)..........................     1,748       52,458     0.31
Other Securities(1)............                304,105     1.80
                                           -----------   ------
                                               356,563     2.11
                                           -----------   ------
FOOD & STAPLES RETAILING
Other Securities(1)............                 30,518     0.18
                                           -----------   ------
FOOD PRODUCTS
Dean Foods Co. (a).............     1,437       60,756     0.36
Other Securities(1)............                188,736     1.11
                                           -----------   ------
                                               249,492     1.47
                                           -----------   ------
GAS UTILITIES
Other Securities(1)............                287,648     1.70
                                           -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1)............                506,136     2.99
                                           -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Health Management Associates,
  Inc. ........................     2,570       54,253     0.32
Health Net, Inc. (a)...........     1,251       60,874     0.36
Other Securities(1)............                438,142     2.59
                                           -----------   ------
                                               553,269     3.27
                                           -----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)............                 53,191     0.31
                                           -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
HOTELS RESTAURANTS & LEISURE
Darden Restaurants, Inc. ......     1,430  $    57,443     0.34%
Other Securities(1)............                229,340     1.35
                                           -----------   ------
                                               286,783     1.69
                                           -----------   ------
HOUSEHOLD DURABLES
Other Securities(1)............                278,191     1.64
                                           -----------   ------
HOUSEHOLD PRODUCTS
Other Securities(1)............                 70,248     0.41
                                           -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)............                 31,161     0.18
                                           -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1)............                 64,443     0.38
                                           -----------   ------
INSURANCE
Fidelity National Title Group,
  Inc. ........................     2,321       55,426     0.33
Old Republic International
  Corp. .......................     2,289       53,288     0.31
Other Securities(1)............                738,399     4.36
                                           -----------   ------
                                               847,113     5.00
                                           -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)............                 15,938     0.09
                                           -----------   ------
INTERNET SOFTWARE & SERVICES
VeriSign, Inc. (a).............     2,618       62,963     0.37
                                           -----------   ------
IT SERVICES
Other Securities(1)............                356,968     2.11
                                           -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)............                 73,083     0.43
                                           -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Waters Corp. (a)...............     1,084       53,083     0.31
Other Securities(1)............                202,905     1.20
                                           -----------   ------
                                               255,988     1.51
                                           -----------   ------
MACHINERY
Joy Global, Inc. ..............     1,267       61,247     0.36
Terex Corp. (a)................     1,086       70,134     0.41
Other Securities(1)............                495,836     2.93
                                           -----------   ------
                                               627,217     3.70
                                           -----------   ------
MEDIA
The Interpublic Group of Cos.,
  Inc. (a).....................     4,707       57,614     0.34
Other Securities(1)............                329,844     1.95
                                           -----------   ------
                                               387,458     2.29
                                           -----------   ------
METALS & MINING
Other Securities(1)............                174,151     1.03
                                           -----------   ------
MULTI-UTILITIES
Wisconsin Energy Corp. ........     1,249       59,277     0.35
Other Securities(1)............                459,844     2.72
                                           -----------   ------
                                               519,121     3.07
                                           -----------   ------
MULTILINE RETAIL
Dollar General Corp. ..........     3,329       53,464     0.32
Other Securities(1)............                128,293     0.75
                                           -----------   ------
                                               181,757     1.07
                                           -----------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
OFFICE ELECTRONICS
Other Securities(1)............            $    26,127     0.15%
                                           -----------   ------
OIL, GAS & CONSUMABLE FUELS
Pioneer Natural Resources
  Co. .........................     1,309       51,954     0.31
Other Securities(1)............                797,312     4.70
                                           -----------   ------
                                               849,266     5.01
                                           -----------   ------
PAPER & FOREST PRODUCTS
MeadWestvaco Corp. ............     1,927       57,926     0.34
Other Securities(1)............                 24,307     0.15
                                           -----------   ------
                                                82,233     0.49
                                           -----------   ------
PERSONAL PRODUCTS
Other Securities(1)............                 42,245     0.25
                                           -----------   ------
PHARMACEUTICALS
Sepracor, Inc. (a).............     1,161       71,495     0.42
Other Securities(1)............                171,075     1.01
                                           -----------   ------
                                               242,570     1.43
                                           -----------   ------
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. ............       957       56,090     0.33
Apartment Investment &
  Management Co. (Class A).....     1,037       58,093     0.34
Duke Realty Corp. .............     1,440       58,896     0.35
Health Care Property Investors,
  Inc. ........................     2,053       75,592     0.45
iStar Financial, Inc. .........     1,348       64,461     0.38
Macerich Co. ..................       763       66,053     0.39
Regency Centers Corp. .........       725       56,673     0.33
SL Green Realty Corp. .........       489       64,929     0.38
Other Securities(1)............                995,527     5.88
                                           -----------   ------
                                             1,496,314     8.83
                                           -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
CB Richard Ellis Group, Inc.
  (Class A) (a)................     2,141       71,081     0.42
Realogy Corp. (a)..............     2,275       68,978     0.41
Other Securities(1)............                 78,404     0.46
                                           -----------   ------
                                               218,463     1.29
                                           -----------   ------
ROAD & RAIL
Other Securities(1)............                169,200     1.00
                                           -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1)............                353,448     2.09
                                           -----------   ------
SOFTWARE
Cadence Design Systems, Inc.
  (a)..........................     2,962       53,050     0.31
Other Securities(1)............                355,569     2.10
                                           -----------   ------
                                               408,619     2.41
                                           -----------   ------
SPECIALTY RETAIL
CarMax, Inc. (a)...............     1,137       60,977     0.36
Tiffany & Co. .................     1,475       57,879     0.34
Other Securities(1)............                578,945     3.42
                                           -----------   ------
                                               697,801     4.12
                                           -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)............                116,442     0.69
                                           -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp. .........       886  $    55,410     0.33%
Other Securities(1)............                233,405     1.38
                                           -----------   ------
                                               288,815     1.71
                                           -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)............                 50,608     0.30
                                           -----------   ------
WATER UTILITIES
Other Securities(1)............                 32,074     0.19
                                           -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Telephone & Data Systems,
  Inc. ........................     1,095       59,492     0.35
Other Securities(1)............                 68,674     0.41
                                           -----------   ------
                                               128,166     0.76
                                           -----------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
TOTAL COMMON STOCKS  -- (Cost
  $15,278,541).................            $16,873,762    99.63%
                                           -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment Class
  Prime Fund
  (Cost $47,789)...............    47,789       47,789     0.28
                                           -----------   ------
TOTAL INVESTMENTS
  (Cost $15,326,330)...........             16,921,551    99.91
OTHER ASSETS AND LIABILITIES...                 15,524     0.09
                                           -----------   ------
NET ASSETS.....................             16,937,075   100.00
                                           ===========   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1)............            $   137,505     0.65%
                                           -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1)............                 64,644     0.30
                                           -----------   ------
AIRLINES
UAL Corp. (a)..................     2,621      115,324     0.54
Other Securities(1)............                191,545     0.90
                                           -----------   ------
                                               306,869     1.44
                                           -----------   ------
AUTO COMPONENTS
Other Securities(1)............                237,452     1.11
                                           -----------   ------
AUTOMOBILES
Other Securities(1)............                 44,606     0.21
                                           -----------   ------
BEVERAGES
Other Securities(1)............                 64,767     0.30
                                           -----------   ------
BIOTECHNOLOGY
Cephalon, Inc. (a).............     1,628      114,628     0.54
Vertex Pharmaceuticals, Inc.
  (a)..........................     3,346      125,207     0.59
Other Securities(1)............                249,693     1.17
                                           -----------   ------
                                               489,528     2.30
                                           -----------   ------
CAPITAL MARKETS
Other Securities(1)............                495,635     2.33
                                           -----------   ------
CHEMICALS
Sigma-Aldrich Corp. ...........     1,509      117,279     0.55
Other Securities(1)............                159,628     0.75
                                           -----------   ------
                                               276,907     1.30
                                           -----------   ------
COMMERCIAL BANKS
Other Securities(1)............                 54,157     0.25
                                           -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Dun & Bradstreet Corp. (a).....     1,640      135,776     0.64
Manpower, Inc. ................     2,269      170,016     0.80
Monster Worldwide, Inc. (a)....     3,079      143,605     0.68
Robert Half International,
  Inc. ........................     4,476      166,149     0.78
Other Securities(1)............                643,660     3.01
                                           -----------   ------
                                             1,259,206     5.91
                                           -----------   ------
COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)................    12,206      170,640     0.80
Other Securities(1)............                 96,944     0.46
                                           -----------   ------
                                               267,584     1.26
                                           -----------   ------
COMPUTERS & PERIPHERALS
Western Digital Corp. (a)......     5,895      120,612     0.57
Other Securities(1)............                173,995     0.81
                                           -----------   ------
                                               294,607     1.38
                                           -----------   ------
CONSTRUCTION & ENGINEERING
Jacobs Engineering Group, Inc.
  (a)..........................     1,572      128,181     0.60
                                           -----------   ------
CONSTRUCTION MATERIALS
Martin Marietta Materials,
  Inc. ........................     1,211      125,835     0.59
Other Securities(1)............                 58,548     0.28
                                           -----------   ------
                                               184,383     0.87
                                           -----------   ------
CONSUMER FINANCE
Other Securities(1)............                188,855     0.89
                                           -----------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
CONTAINERS & PACKAGING
Ball Corp. ....................     2,779  $   121,164     0.57%
Pactiv Corp. (a)...............     3,554      126,842     0.59
Other Securities(1)............                 91,107     0.43
                                           -----------   ------
                                               339,113     1.59
                                           -----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)............                197,888     0.93
                                           -----------   ------
DIVERSIFIED FINANCIAL SERVICES
IntercontinentalExchange, Inc.
  (a)..........................     1,453      156,779     0.74
Other Securities(1)............                 79,961     0.37
                                           -----------   ------
                                               236,740     1.11
                                           -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Level 3 Communications, Inc.
  (a)..........................    26,477      148,271     0.69
Other Securities(1)............                129,649     0.61
                                           -----------   ------
                                               277,920     1.30
                                           -----------   ------
ELECTRICAL EQUIPMENT
Roper Industries, Inc. ........     2,320      116,557     0.55
Other Securities(1)............                 90,171     0.42
                                           -----------   ------
                                               206,728     0.97
                                           -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. (Class A).......     2,334      144,895     0.68
Other Securities(1)............                454,740     2.14
                                           -----------   ------
                                               599,635     2.82
                                           -----------   ------
ENERGY EQUIPMENT & SERVICES
Pride International, Inc.
  (a)..........................     4,374      131,264     0.62
Other Securities(1)............                552,137     2.59
                                           -----------   ------
                                               683,401     3.21
                                           -----------   ------
FOOD & STAPLES RETAILING
Other Securities(1)............                 76,350     0.36
                                           -----------   ------
FOOD PRODUCTS
Dean Foods Co. (a).............     3,595      151,997     0.71
                                           -----------   ------
GAS UTILITIES
Equitable Resources, Inc. .....     3,037      126,795     0.60
ONEOK, Inc. ...................     2,750      118,580     0.56
Other Securities(1)............                 81,722     0.38
                                           -----------   ------
                                               327,097     1.54
                                           -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1)............              1,066,069     5.01
                                           -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Health Management Associates,
  Inc. ........................     6,428      135,695     0.64
Health Net, Inc. (a)...........     3,114      151,527     0.71
Henry Schein, Inc. (a).........     2,358      115,495     0.54
Patterson Cos., Inc. (a).......     3,452      122,580     0.58
Other Securities(1)............                770,277     3.62
                                           -----------   ------
                                             1,295,574     6.09
                                           -----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)............                133,091     0.62
                                           -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
HOTELS RESTAURANTS & LEISURE
Darden Restaurants, Inc. ......     3,577  $   143,688     0.68%
Other Securities(1)............                499,580     2.34
                                           -----------   ------
                                               643,268     3.02
                                           -----------   ------
HOUSEHOLD DURABLES
Other Securities(1)............                297,756     1.40
                                           -----------   ------
HOUSEHOLD PRODUCTS
Other Securities(1)............                175,740     0.83
                                           -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1)............                 36,301     0.17
                                           -----------   ------
INSURANCE
Axis Capital Holdings, Ltd. ...     3,755      125,304     0.59
Markel Corp. (a)...............       258      123,866     0.58
Other Securities(1)............                499,921     2.35
                                           -----------   ------
                                               749,091     3.52
                                           -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)............                 38,987     0.18
                                           -----------   ------
INTERNET SOFTWARE & SERVICES
VeriSign, Inc. (a).............     6,548      157,479     0.74
                                           -----------   ------
IT SERVICES
Other Securities(1)............                693,164     3.26
                                           -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Waters Corp. (a)...............     2,711      132,757     0.63
Other Securities(1)............                432,884     2.03
                                           -----------   ------
                                               565,641     2.66
                                           -----------   ------
MACHINERY
Joy Global, Inc. ..............     3,170      153,238     0.72
Terex Corp. (a)................     2,717      175,464     0.82
Other Securities(1)............                231,683     1.09
                                           -----------   ------
                                               560,385     2.63
                                           -----------   ------
MEDIA
Discovery Holding Co. (Class A)
  (a)..........................     7,482      120,385     0.57
R.H. Donnelley Corp. ..........     1,879      117,870     0.55
XM Satellite Radio Holdings,
  Inc. (Class A) (a)...........     7,946      114,820     0.54
Other Securities(1)............                217,116     1.02
                                           -----------   ------
                                               570,191     2.68
                                           -----------   ------
METALS & MINING
Other Securities(1)............                138,196     0.65
                                           -----------   ------
MULTILINE RETAIL
Dollar General Corp. ..........     8,328      133,748     0.63
Other Securities(1)............                194,062     0.91
                                           -----------   ------
                                               327,810     1.54
                                           -----------   ------
OFFICE ELECTRONICS
Other Securities(1)............                 65,370     0.31
                                           -----------   ------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
OIL, GAS & CONSUMABLE FUELS
Arch Coal, Inc. ...............     3,824  $   114,835     0.54%
Pioneer Natural Resources
  Co. .........................     3,275      129,985     0.61
Other Securities(1)............                987,466     4.64
                                           -----------   ------
                                             1,232,286     5.79
                                           -----------   ------
PERSONAL PRODUCTS
Other Securities(1)............                104,652     0.49
                                           -----------   ------
PHARMACEUTICALS
Sepracor, Inc. (a).............     2,905      178,890     0.84
Other Securities(1)............                324,877     1.53
                                           -----------   ------
                                               503,767     2.37
                                           -----------   ------
REAL ESTATE INVESTMENT TRUSTS
SL Green Realty Corp. .........     1,223      162,390     0.76
Other Securities(1)............                205,005     0.97
                                           -----------   ------
                                               367,395     1.73
                                           -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
CB Richard Ellis Group, Inc.
  (Class A) (a)................     5,357      177,852     0.84
Realogy Corp. (a)..............     5,691      172,551     0.81
Other Securities(1)............                196,301     0.92
                                           -----------   ------
                                               546,704     2.57
                                           -----------   ------
ROAD & RAIL
Other Securities(1)............                157,887     0.74
                                           -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1)............                509,257     2.39
                                           -----------   ------
SOFTWARE
Activision, Inc. (a)...........     7,488      129,093     0.61
McAfee, Inc. (a)...............     4,254      120,729     0.57
Red Hat, Inc. (a)..............     5,093      117,139     0.55
Other Securities(1)............                287,800     1.35
                                           -----------   ------
                                               654,761     3.08
                                           -----------   ------
SPECIALTY RETAIL
CarMax, Inc. (a)...............     2,844      152,524     0.72
Tiffany & Co. .................     3,690      144,796     0.68
Other Securities(1)............              1,143,722     5.37
                                           -----------   ------
                                             1,441,042     6.77
                                           -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Liz Claiborne, Inc. ...........     2,738      118,993     0.56
                                           -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)............                125,920     0.59
                                           -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Telephone & Data Systems,
  Inc. ........................     2,739      148,810     0.70
Other Securities(1)............                171,494     0.80
                                           -----------   ------
                                               320,304     1.50
                                           -----------   ------
TOTAL COMMON STOCKS --
  (Cost $19,272,150)...........             21,188,836    99.53
                                           -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION               SHARES     VALUE      ASSETS
--------------------               ------     -----      ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment Class
  Prime Fund
  (Cost $97,193)...............    97,193  $    97,193     0.46%
                                           -----------   ------
TOTAL INVESTMENTS
  (Cost $19,369,343)...........             21,286,029    99.99
OTHER ASSETS AND LIABILITIES...                  2,726     0.01
                                           -----------   ------
NET ASSETS.....................            $21,288,755   100.00%
                                           ===========   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION                SHARES    VALUE      ASSETS
--------------------                ------    -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Goodrich Corp. .................     1,382  $   62,950     0.72%
                                            ----------   ------
AIRLINES
AMR Corp. (a)...................     2,184      66,022     0.75
                                            ----------   ------
AUTO COMPONENTS
Other Securities(1).............                12,185     0.14
                                            ----------   ------
BEVERAGES
Other Securities(1).............                14,854     0.17
                                            ----------   ------
BUILDING PRODUCTS
Other Securities(1).............                73,749     0.84
                                            ----------   ------
CAPITAL MARKETS
A.G. Edwards, Inc. .............       850      53,796     0.61
Janus Capital Group, Inc. ......     2,201      47,520     0.54
Other Securities(1).............                99,524     1.14
                                            ----------   ------
                                               200,840     2.29
                                            ----------   ------
CHEMICALS
Eastman Chemical Co. ...........       905      53,675     0.61
Other Securities(1).............               394,996     4.51
                                            ----------   ------
                                               448,671     5.12
                                            ----------   ------
COMMERCIAL BANKS
Associated Bancorp..............     1,355      47,263     0.54
First Horizon National Corp. ...     1,371      57,280     0.65
Mercantile Bankshares Corp. ....     1,392      65,132     0.74
Popular, Inc. ..................     2,833      50,852     0.58
Other Securities(1).............               420,499     4.81
                                            ----------   ------
                                               641,026     7.32
                                            ----------   ------
COMMERCIAL SERVICES & SUPPLIES
Equifax, Inc. ..................     1,390      56,434     0.65
Republic Services, Inc. ........     1,279      52,017     0.59
                                            ----------   ------
                                               108,451     1.24
                                            ----------   ------
COMMUNICATIONS EQUIPMENT
Comverse Technology, Inc. (a)...     2,236      47,202     0.54
Other Securities(1).............                71,934     0.82
                                            ----------   ------
                                               119,136     1.36
                                            ----------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1).............                61,124     0.70
                                            ----------   ------
CONTAINERS & PACKAGING
Sealed Air Corp. ...............       895      58,103     0.66
Temple-Inland, Inc. ............     1,188      54,684     0.63
Other Securities(1).............               160,772     1.83
                                            ----------   ------
                                               273,559     3.12
                                            ----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).............                75,402     0.86
                                            ----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc. ...............     1,207      52,698     0.60
Citizens Communications Co. ....     3,563      51,200     0.59
                                            ----------   ------
                                               103,898     1.19
                                            ----------   ------
ELECTRIC UTILITIES
Northeast Utilities.............     1,705      48,013     0.55
Pepco Holdings, Inc. ...........     2,093      54,439     0.62

                                                          % OF
                                                          NET
SECURITY DESCRIPTION                SHARES    VALUE      ASSETS
--------------------                ------    -----      ------
Pinnacle West Capital Corp. ....     1,101  $   55,810     0.64%
Reliant Energy, Inc. (a)........     3,426      48,684     0.56
Other Securities(1).............               153,497     1.75
                                            ----------   ------
                                               360,443     4.12
                                            ----------   ------
ELECTRICAL EQUIPMENT
American Power Conversion
  Corp. ........................     2,007      61,394     0.70
Other Securities(1).............                59,652     0.68
                                            ----------   ------
                                               121,046     1.38
                                            ----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Other Securities(1).............               229,783     2.62
                                            ----------   ------
ENERGY EQUIPMENT & SERVICES
Other Securities(1).............                86,338     0.99
                                            ----------   ------
FOOD PRODUCTS
McCormick & Co., Inc. ..........     1,307      50,398     0.58
Other Securities(1).............               145,921     1.66
                                            ----------   ------
                                               196,319     2.24
                                            ----------   ------
GAS UTILITIES
Other Securities(1).............               162,905     1.86
                                            ----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).............                82,013     0.94
                                            ----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).............                36,251     0.41
                                            ----------   ------
HOTELS RESTAURANTS & LEISURE
Other Securities(1).............                30,576     0.35
                                            ----------   ------
HOUSEHOLD DURABLES
Leggett & Platt, Inc. ..........     1,988      47,513     0.54
Other Securities(1).............               118,259     1.35
                                            ----------   ------
                                               165,772     1.89
                                            ----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).............                31,950     0.36
                                            ----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).............                51,933     0.59
                                            ----------   ------
INSURANCE
Fidelity National Title Group,
  Inc. .........................     2,439      58,243     0.66
Old Republic International
  Corp. ........................     2,381      55,430     0.63
Other Securities(1).............               454,343     5.19
                                            ----------   ------
                                               568,016     6.48
                                            ----------   ------
IT SERVICES
Sabre Holdings Corp. (Class
  A)............................     1,457      46,464     0.53
Other Securities(1).............                36,383     0.42
                                            ----------   ------
                                                82,847     0.95
                                            ----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).............                76,021     0.87
                                            ----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).............                31,011     0.35
                                            ----------   ------
MACHINERY
Pall Corp. .....................     1,357      46,884     0.54
Other Securities(1).............               372,171     4.24
                                            ----------   ------
                                               419,055     4.78
                                            ----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                          NET
SECURITY DESCRIPTION                SHARES    VALUE      ASSETS
--------------------                ------    -----      ------
MEDIA
The Interpublic Group of Cos.,
  Inc. (a)......................     4,895  $   59,915     0.68%
Other Securities(1).............               105,771     1.21
                                            ----------   ------
                                               165,686     1.89
                                            ----------   ------
METALS & MINING
Other Securities(1).............               123,532     1.41
                                            ----------   ------
MULTI-UTILITIES
Alliant Energy Corp. ...........     1,289      48,686     0.56
CenterPoint Energy, Inc. .......     3,052      50,602     0.58
MDU Resources Group, Inc. ......     1,847      47,357     0.54
SCANA Corp. ....................     1,170      47,525     0.54
Wisconsin Energy Corp. .........     1,299      61,651     0.70
Other Securities(1).............               284,155     3.24
                                            ----------   ------
                                               539,976     6.16
                                            ----------   ------
MULTILINE RETAIL
Other Securities(1).............                52,784     0.60
                                            ----------   ------
OIL, GAS & CONSUMABLE FUELS
Tesoro Corp. ...................       747      49,130     0.56
Other Securities(1).............               321,805     3.68
                                            ----------   ------
                                               370,935     4.24
                                            ----------   ------
PAPER & FOREST PRODUCTS
MeadWestvaco Corp. .............     2,005      60,270     0.69
Other Securities(1).............                25,298     0.29
                                            ----------   ------
                                                85,568     0.98
                                            ----------   ------
PHARMACEUTICALS
Other Securities(1).............                42,729     0.49
                                            ----------   ------
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. .............       985      57,731     0.66
Apartment Investment &
  Management Co. (Class A)......     1,078      60,390     0.69
Duke Realty Corp. ..............     1,497      61,227     0.70
Federal Realty Investment
  Trust.........................       613      52,105     0.60
Health Care Property Investors,
  Inc. .........................     2,154      79,310     0.91
iStar Financial, Inc. ..........     1,402      67,044     0.77
Liberty Property Trust..........     1,000      49,140     0.56
Macerich Co. ...................       794      68,737     0.79
Regency Centers Corp. ..........       754      58,940     0.67
United Dominion Realty Trust,
  Inc. .........................     1,491      47,399     0.54

                                                          % OF
                                                          NET
SECURITY DESCRIPTION                SHARES    VALUE      ASSETS
--------------------                ------    -----      ------
Ventas, Inc. ...................     1,153  $   48,795     0.56%
Other Securities(1).............               752,319     8.57
                                            ----------   ------
                                             1,403,137    16.02
                                            ----------   ------
ROAD & RAIL
Other Securities(1).............               109,961     1.26
                                            ----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1).............               155,453     1.78
                                            ----------   ------
SOFTWARE
Cadence Design Systems, Inc.
  (a)...........................     3,081      55,181     0.63
Other Securities(1).............                97,602     1.11
                                            ----------   ------
                                               152,783     1.74
                                            ----------   ------
SPECIALTY RETAIL
Other Securities(1).............               126,197     1.44
                                            ----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).............                71,672     0.82
                                            ----------   ------
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp. ..........       922      57,662     0.66
New York Community Bancorp,
  Inc. .........................     2,972      47,849     0.55
Radian Group, Inc. .............       895      48,249     0.55
Other Securities(1).............               146,471     1.67
                                            ----------   ------
                                               300,231     3.43
                                            ----------   ------
WATER UTILITIES
Other Securities(1).............                33,373     0.38
                                            ----------   ------
TOTAL COMMON STOCKS --
  (Cost $8,064,254).............             8,728,163    99.64
                                            ----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment Class
  Prime Fund
  (Cost $17,310)................    17,310      17,310     0.20
                                            ----------   ------
TOTAL INVESTMENTS
  (Cost $8,081,564).............             8,745,473    99.84
OTHER ASSETS AND LIABILITIES....                13,907     0.16
                                            ----------   ------
NET ASSETS......................            $8,759,380   100.00%
                                            ==========   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                           NET
SECURITY DESCRIPTION              SHARES      VALUE      ASSETS
--------------------              ------      -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1)...........             $   175,444      1.15%
                                           -----------   -------
AIR FREIGHT & LOGISTICS
Other Securities(1)...........                  60,071      0.39
                                           -----------   -------
AIRLINES
Continental Airlines, Inc.
  (Class B) (a)...............       707        29,164      0.19
US Airways Group, Inc. (a)....       513        27,625      0.18
Other Securities(1)...........                  63,259      0.41
                                           -----------   -------
                                               120,048      0.78
                                           -----------   -------
AUTO COMPONENTS
The Goodyear Tire & Rubber Co.
  (a).........................     1,243        26,091      0.17
Other Securities(1)...........                 113,102      0.74
                                           -----------   -------
                                               139,193      0.91
                                           -----------   -------
AUTOMOBILES
Other Securities(1)...........                  28,064      0.18
                                           -----------   -------
BEVERAGES
Other Securities(1)...........                  35,730      0.23
                                           -----------   -------
BIOTECHNOLOGY
Other Securities(1)...........                 302,333      1.98
                                           -----------   -------
BUILDING PRODUCTS
Other Securities(1)...........                 107,826      0.70
                                           -----------   -------
CAPITAL MARKETS
Affiliated Managers Group,
  Inc. (a)....................       242        25,441      0.17
Other Securities(1)...........                 204,388      1.33
                                           -----------   -------
                                               229,829      1.50
                                           -----------   -------
CHEMICALS
Celanese Corp. ...............     1,096        28,365      0.19
Other Securities(1)...........                 371,552      2.42
                                           -----------   -------
                                               399,917      2.61
                                           -----------   -------
COMMERCIAL BANKS
Cullen/Frost Bankers, Inc. ...       440        24,561      0.16
Other Securities(1)...........                 782,021      5.11
                                           -----------   -------
                                               806,582      5.27
                                           -----------   -------
COMMERCIAL SERVICES & SUPPLIES
Stericycle, Inc. (a)..........       351        26,500      0.17
Other Securities(1)...........                 527,902      3.45
                                           -----------   -------
                                               554,402      3.62
                                           -----------   -------
COMMUNICATIONS EQUIPMENT
Other Securities(1)...........                 328,326      2.15
                                           -----------   -------
COMPUTERS & PERIPHERALS
Other Securities(1)...........                 143,661      0.94
                                           -----------   -------
CONSTRUCTION & ENGINEERING
Foster Wheeler, Ltd. (a)......       540        29,776      0.19
Other Securities(1)...........                 112,954      0.74
                                           -----------   -------
                                               142,730      0.93
                                           -----------   -------
CONSTRUCTION MATERIALS
Other Securities(1)...........                  54,523      0.36
                                           -----------   -------

                                                          % OF
                                                           NET
SECURITY DESCRIPTION              SHARES      VALUE      ASSETS
--------------------              ------      -----      ------
CONSUMER FINANCE
First Marblehead Corp. .......       484   $    26,451      0.17%
Other Securities(1)...........                  53,565      0.35
                                           -----------   -------
                                                80,016      0.52
                                           -----------   -------
CONTAINERS & PACKAGING
Other Securities(1)...........                  88,133      0.58
                                           -----------   -------
DISTRIBUTORS
Other Securities(1)...........                  12,157      0.08
                                           -----------   -------
DIVERSIFIED CONSUMER SERVICES
Service Corp. International...     2,338        23,964      0.16
Other Securities(1)...........                 180,888      1.18
                                           -----------   -------
                                               204,852      1.34
                                           -----------   -------
DIVERSIFIED FINANCIAL SERVICES
IntercontinentalExchange, Inc.
  (a).........................       430        46,397      0.30
Other Securities(1)...........                  55,538      0.37
                                           -----------   -------
                                               101,935      0.67
                                           -----------   -------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)...........                 112,689      0.74
                                           -----------   -------
ELECTRIC UTILITIES
Sierra Pacific Resources
  (a).........................     1,751        29,469      0.19
Other Securities(1)...........                 163,461      1.07
                                           -----------   -------
                                               192,930      1.26
                                           -----------   -------
ELECTRICAL EQUIPMENT
Other Securities(1)...........                 189,398      1.24
                                           -----------   -------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Avnet, Inc. (a)...............     1,158        29,564      0.19
Mettler Toledo International,
  Inc. (a)....................       313        24,680      0.16
Other Securities(1)...........                 353,039      2.31
                                           -----------   -------
                                               407,283      2.66
                                           -----------   -------
ENERGY EQUIPMENT & SERVICES
Other Securities(1)...........                 377,259      2.47
                                           -----------   -------
FOOD & STAPLES RETAILING
Other Securities(1)...........                 122,160      0.80
                                           -----------   -------
FOOD PRODUCTS
Other Securities(1)...........                 187,645      1.23
                                           -----------   -------
GAS UTILITIES
AGL Resources, Inc. ..........       618        24,046      0.16
Energen Corp. ................       519        24,362      0.16
National Fuel Gas Co. ........       628        24,203      0.16
Southern Union Co. ...........       864        24,149      0.16
Other Securities(1)...........                 165,106      1.07
                                           -----------   -------
                                               261,866      1.71
                                           -----------   -------
HEALTH CARE EQUIPMENT & SUPPLIES
Intuitive Surgical, Inc.
  (a).........................       295        28,290      0.18
ResMed, Inc. (a)..............       607        29,877      0.20
Other Securities(1)...........                 430,383      2.81
                                           -----------   -------
                                               488,550      3.19
                                           -----------   -------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1)...........                 335,422      2.19
                                           -----------   -------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                           NET
SECURITY DESCRIPTION              SHARES      VALUE      ASSETS
--------------------              ------      -----      ------
HEALTH CARE TECHNOLOGY
Other Securities(1)...........             $    73,997      0.48%
                                           -----------   -------
HOTELS RESTAURANTS & LEISURE
Other Securities(1)...........                 432,950      2.83
                                           -----------   -------
HOUSEHOLD DURABLES
Other Securities(1)...........                 237,116      1.55
                                           -----------   -------
HOUSEHOLD PRODUCTS
Other Securities(1)...........                  38,205      0.25
                                           -----------   -------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)...........                  35,437      0.23
                                           -----------   -------
INDUSTRIAL CONGLOMERATES
Other Securities(1)...........                  64,567      0.42
                                           -----------   -------
INSURANCE
Erie Indemnity Co. (Class
  A)..........................       410        23,772      0.16
HCC Insurance Holdings,
  Inc. .......................       876        28,111      0.18
PartnerRe, Ltd. ..............       450        31,964      0.21
RenaissanceRe Holdings,
  Ltd. .......................       495        29,700      0.19
Other Securities(1)...........                 514,314      3.36
                                           -----------   -------
                                               627,861      4.10
                                           -----------   -------
INTERNET & CATALOG RETAIL
Other Securities(1)...........                  78,975      0.52
                                           -----------   -------
INTERNET SOFTWARE & SERVICES
Other Securities(1)...........                 210,677      1.38
                                           -----------   -------
IT SERVICES
Convergys Corp. (a)...........     1,097        26,087      0.17
Other Securities(1)...........                 282,994      1.85
                                           -----------   -------
                                               309,081      2.02
                                           -----------   -------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)...........                  84,833      0.55
                                           -----------   -------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)...........                 156,946      1.03
                                           -----------   -------
MACHINERY
Harsco Corp. .................       328        24,961      0.16
The Manitowoc Co., Inc. ......       487        28,942      0.19
Other Securities(1)...........                 431,882      2.82
                                           -----------   -------
                                               485,785      3.17
                                           -----------   -------
MARINE
Other Securities(1)...........                  53,148      0.35
                                           -----------   -------
MEDIA
Other Securities(1)...........                 333,714      2.18
                                           -----------   -------
METALS & MINING
Commercial Metals Co. ........       953        24,587      0.16
Other Securities(1)...........                 269,941      1.77
                                           -----------   -------
                                               294,528      1.93
                                           -----------   -------
MULTI-UTILITIES
CMS Energy Corp. (a)..........     1,750        29,225      0.19
OGE Energy Corp. .............       713        28,520      0.19
Other Securities(1)...........                 115,004      0.75
                                           -----------   -------
                                               172,749      1.13
                                           -----------   -------
MULTILINE RETAIL
Other Securities(1)...........                  72,809      0.48
                                           -----------   -------

                                                          % OF
                                                           NET
SECURITY DESCRIPTION              SHARES      VALUE      ASSETS
--------------------              ------      -----      ------
OFFICE ELECTRONICS
Other Securities(1)...........             $    19,413      0.13%
                                           -----------   -------
OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co. ...........       653        23,834      0.16
Denbury Resources, Inc. (a)...       943        26,206      0.17
Frontier Oil Corp. ...........       880        25,291      0.17
Plains All American Pipeline
  LP..........................       619        31,693      0.21
TEPPCO Partners LP............       598        24,105      0.16
Other Securities(1)...........                 749,046      4.88
                                           -----------   -------
                                               880,175      5.75
                                           -----------   -------
PAPER & FOREST PRODUCTS
Other Securities(1)...........                  54,742      0.36
                                           -----------   -------
PERSONAL PRODUCTS
Other Securities(1)...........                  71,746      0.47
                                           -----------   -------
PHARMACEUTICALS
Other Securities(1)...........                 131,322      0.86
                                           -----------   -------
REAL ESTATE INVESTMENT TRUSTS
Brandywine Realty Trust.......       717        23,840      0.16
BRE Properties, Inc. (Class
  A)..........................       405        26,333      0.17
Essex Property Trust, Inc. ...       185        23,911      0.16
Health Care REIT, Inc. .......       568        24,435      0.16
Rayonier, Inc. ...............       602        24,712      0.16
Reckson Associates Realty
  Corp. ......................       652        29,731      0.20
Other Securities(1)...........                 953,631      6.22
                                           -----------   -------
                                             1,106,593      7.23
                                           -----------   -------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc. .....       287        26,453      0.18
Other Securities(1)...........                  14,375      0.09
                                           -----------   -------
                                                40,828      0.27
                                           -----------   -------
ROAD & RAIL
Ryder Systems, Inc. ..........       484        24,713      0.16
Other Securities(1)...........                 186,530      1.22
                                           -----------   -------
                                               211,243      1.38
                                           -----------   -------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Agere Systems, Inc. (a).......     1,340        25,688      0.17
Integrated Device Technology,
  Inc. (a)....................     1,586        24,551      0.16
Other Securities(1)...........                 451,951      2.95
                                           -----------   -------
                                               502,190      3.28
                                           -----------   -------
SOFTWARE
NAVTEQ Corp. (a)..............       732        25,598      0.17
Other Securities(1)...........                 418,728      2.73
                                           -----------   -------
                                               444,326      2.90
                                           -----------   -------
SPECIALTY RETAIL
GameStop Corp. (Class A)
  (a).........................       519        28,602      0.19
OfficeMax, Inc. ..............       577        28,648      0.19
Other Securities(1)...........                 438,683      2.86
                                           -----------   -------
                                               495,933      3.24
                                           -----------   -------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)...........                 208,672      1.36
                                           -----------   -------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF
                                                           NET
SECURITY DESCRIPTION              SHARES      VALUE      ASSETS
--------------------              ------      -----      ------
THRIFTS & MORTGAGE FINANCE
IndyMac Bancorp, Inc. ........       548   $    24,748      0.16%
Other Securities(1)...........                 257,706      1.69
                                           -----------   -------
                                               282,454      1.85
                                           -----------   -------
TOBACCO
Other Securities(1)...........                  14,272      0.09
                                           -----------   -------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)...........                 125,900      0.82
                                           -----------   -------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1)...........                  11,602      0.08
                                           -----------   -------
WATER UTILITIES
Aqua America, Inc. ...........     1,044        23,782      0.16
Other Securities(1)...........                  15,157      0.09
                                           -----------   -------
                                                38,939      0.25
                                           -----------   -------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)...........                  75,427      0.49
                                           -----------   -------
TOTAL COMMON STOCKS --
  (Cost $15,160,490)..........              15,270,129     99.79
                                           -----------   -------

                                                          % OF
                                                           NET
SECURITY DESCRIPTION              SHARES      VALUE      ASSETS
--------------------              ------      -----      ------
RIGHTS
Affordable Residential
  Communities, Inc. (expiring
  1/23/07) (a)(c).............       389   $       343      0.00(b)%
                                           -----------   -------
Revlon, Inc. (expiring
  1/19/07) (a)................     1,860            93      0.00(b)
                                           -----------   -------
TOTAL RIGHTS --
  (Cost $0)...................                     436      0.00(b)
                                           -----------   -------
WARRANTS
Pegasus (a) (Cost $0).........        97            --        --
                                           -----------   -------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment
  Class Prime Fund
  (Cost $58,609)..............    58,609        58,609      0.39
                                           -----------   -------
TOTAL INVESTMENTS
  (Cost $15,219,099)..........              15,329,174    100.18
OTHER ASSETS AND
  LIABILITIES.................                 (26,906)    (0.18)
                                           -----------   -------
NET ASSETS....................             $15,302,268    100.00%
                                           ===========   =======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1)...........              $ 1,312,759     1.57%
                                            -----------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1)...........                  666,171     0.80
                                            -----------   ------
AIRLINES
Continental Airlines, Inc.
  (Class B) (a)...............      7,922       326,783     0.39
US Airways Group, Inc. (a)....      5,767       310,553     0.37
Other Securities(1)...........                  540,187     0.65
                                            -----------   ------
                                              1,177,523     1.41
                                            -----------   ------
AUTO COMPONENTS
The Goodyear Tire & Rubber Co.
  (a).........................     13,981       293,461     0.35
Other Securities(1)...........                  344,232     0.41
                                            -----------   ------
                                                637,693     0.76
                                            -----------   ------
AUTOMOBILES
Other Securities(1)...........                  279,634     0.33
                                            -----------   ------
BEVERAGES
Other Securities(1)...........                  289,650     0.35
                                            -----------   ------
BIOTECHNOLOGY
Other Securities(1)...........                3,309,981     3.96
                                            -----------   ------
BUILDING PRODUCTS
Other Securities(1)...........                  277,800     0.33
                                            -----------   ------
CAPITAL MARKETS
Affiliated Managers Group,
  Inc. (a)....................      2,665       280,172     0.34
Investors Financial Services
  Corp. ......................      5,727       244,371     0.29
Other Securities(1)...........                  419,256     0.50
                                            -----------   ------
                                                943,799     1.13
                                            -----------   ------
CHEMICALS
Other Securities(1)...........                  766,639     0.92
                                            -----------   ------
COMMERCIAL BANKS
Other Securities(1)...........                1,914,545     2.29
                                            -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Corrections Corp. of America
  (a).........................      5,305       239,945     0.29
Stericycle, Inc. (a)..........      3,897       294,223     0.35
The Brink's Co. ..............      3,968       253,635     0.30
Other Securities(1)...........                3,179,742     3.81
                                            -----------   ------
                                              3,967,545     4.75
                                            -----------   ------
COMMUNICATIONS EQUIPMENT
F5 Networks, Inc. (a).........      3,580       265,672     0.32
Polycom, Inc. (a).............      7,821       241,747     0.29
Other Securities(1)...........                1,963,064     2.35
                                            -----------   ------
                                              2,470,483     2.96
                                            -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1)...........                  982,861     1.18
                                            -----------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)...........                  133,704     0.16
                                            -----------   ------
CONSTRUCTION MATERIALS
Other Securities(1)...........                  472,369     0.56
                                            -----------   ------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
CONSUMER FINANCE
First Marblehead Corp. .......      5,381   $   294,044     0.35%
Other Securities(1)...........                  511,068     0.61
                                            -----------   ------
                                                805,112     0.96
                                            -----------   ------
CONTAINERS & PACKAGING
Other Securities(1)...........                  165,335     0.20
                                            -----------   ------
DISTRIBUTORS
Other Securities(1)...........                   49,557     0.06
                                            -----------   ------
DIVERSIFIED CONSUMER SERVICES
ITT Educational Services, Inc.
  (a).........................      3,696       245,303     0.29
Other Securities(1)...........                1,687,514     2.02
                                            -----------   ------
                                              1,932,817     2.31
                                            -----------   ------
DIVERSIFIED FINANCIAL SERVICES
IntercontinentalExchange, Inc.
  (a).........................      4,807       518,675     0.62
Nasdaq Stock Market, Inc.
  (a).........................      8,665       266,796     0.32
Other Securities(1)...........                  253,928     0.30
                                            -----------   ------
                                              1,039,399     1.24
                                            -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)...........                  927,138     1.11
                                            -----------   ------
ELECTRIC UTILITIES
Other Securities(1)...........                   98,912     0.12
                                            -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)...........                1,170,096     1.40
                                            -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Mettler Toledo International,
  Inc. (a)....................      3,506       276,448     0.33
Trimble Navigation, Ltd.
  (a).........................      4,878       247,461     0.30
Other Securities(1)...........                2,056,565     2.46
                                            -----------   ------
                                              2,580,474     3.09
                                            -----------   ------
ENERGY EQUIPMENT & SERVICES
Superior Energy Services, Inc.
  (a).........................      7,042       230,133     0.28
Other Securities(1)...........                2,927,800     3.50
                                            -----------   ------
                                              3,157,933     3.78
                                            -----------   ------
FOOD & STAPLES RETAILING
Rite Aid Corp. (a)............     46,714       254,124     0.30
Other Securities(1)...........                  641,620     0.77
                                            -----------   ------
                                                895,744     1.07
                                            -----------   ------
FOOD PRODUCTS
Other Securities(1)...........                  325,737     0.39
                                            -----------   ------
GAS UTILITIES
Energen Corp. ................      5,818       273,097     0.33
                                            -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Edwards Lifesciences Corp.
  (a).........................      5,193       244,279     0.29
Gen-Probe, Inc. (a)...........      4,624       242,159     0.29
Hologic, Inc. (a).............      4,725       223,398     0.27
IDEXX Laboratories, Inc.
  (a).........................      2,792       221,406     0.26
Intuitive Surgical, Inc.
  (a).........................      3,276       314,168     0.38
ResMed, Inc. (a)..............      6,763       332,875     0.40
Respironics, Inc. (a).........      6,461       243,903     0.29
Other Securities(1)...........                2,897,752     3.47
                                            -----------   ------
                                              4,719,940     5.65
                                            -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
HEALTH CARE PROVIDERS & SERVICES
VCA Antech, Inc. (a)..........      7,345   $   236,436     0.28%
Other Securities(1)...........                2,948,359     3.53
                                            -----------   ------
                                              3,184,795     3.81
                                            -----------   ------
HEALTH CARE TECHNOLOGY
Cerner Corp. (a)..............      5,436       247,338     0.30
Other Securities(1)...........                  576,580     0.69
                                            -----------   ------
                                                823,918     0.99
                                            -----------   ------
HOTELS RESTAURANTS & LEISURE
Other Securities(1)...........                2,940,518     3.52
                                            -----------   ------
HOUSEHOLD DURABLES
Other Securities(1)...........                  860,925     1.03
                                            -----------   ------
HOUSEHOLD PRODUCTS
Church & Dwight Co., Inc. ....      5,699       243,062     0.29
Other Securities(1)...........                   37,714     0.05
                                            -----------   ------
                                                280,776     0.34
                                            -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)...........                   34,795     0.04
                                            -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1)...........                  164,902     0.20
                                            -----------   ------
INSURANCE
HCC Insurance Holdings,
  Inc. .......................      9,822       315,188     0.38
Philadelphia Consolidated
  Holding Corp. (a)...........      5,264       234,564     0.28
Other Securities(1)...........                  481,304     0.57
                                            -----------   ------
                                              1,031,056     1.23
                                            -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)...........                  899,761     1.08
                                            -----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1)...........                2,275,538     2.72
                                            -----------   ------
IT SERVICES
Hewitt Associates, Inc. (Class
  A) (a)......................      9,007       231,930     0.28
MoneyGram International,
  Inc. .......................      7,537       236,360     0.28
Other Securities(1)...........                1,683,123     2.01
                                            -----------   ------
                                              2,151,413     2.57
                                            -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)...........                  540,793     0.65
                                            -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)...........                1,450,795     1.74
                                            -----------   ------
MACHINERY
Other Securities(1)...........                1,074,800     1.29
                                            -----------   ------
MARINE
Other Securities(1)...........                  299,752     0.36
                                            -----------   ------
MEDIA
Other Securities(1)...........                1,754,256     2.10
                                            -----------   ------
METALS & MINING
Meridian Gold, Inc. (a).......      8,988       249,777     0.30
Other Securities(1)...........                  522,821     0.62
                                            -----------   ------
                                                772,598     0.92
                                            -----------   ------
MULTILINE RETAIL
Other Securities(1)...........                  157,397     0.19
                                            -----------   ------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
OFFICE ELECTRONICS
Other Securities(1)...........              $   217,611     0.26%
                                            -----------   ------
OIL, GAS & CONSUMABLE FUELS
Cabot Oil & Gas Corp. ........      4,338       263,100     0.31
Cimarex Energy Co. ...........      7,312       266,888     0.32
Denbury Resources, Inc. (a)...     10,573       293,824     0.35
Frontier Oil Corp. ...........      9,784       281,192     0.34
Helix Energy Solutions Group,
  Inc. (a)....................      7,308       229,252     0.27
Other Securities(1)...........                4,027,704     4.83
                                            -----------   ------
                                              5,361,960     6.42
                                            -----------   ------
PERSONAL PRODUCTS
NBTY, Inc. (a)................      5,366       223,065     0.27
Other Securities(1)...........                  428,100     0.51
                                            -----------   ------
                                                651,165     0.78
                                            -----------   ------
PHARMACEUTICALS
Other Securities(1)...........                1,167,881     1.40
                                            -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Essex Property Trust, Inc. ...      2,058       265,996     0.32
Other Securities(1)...........                  895,241     1.07
                                            -----------   ------
                                              1,161,237     1.39
                                            -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc. .....      3,214       296,234     0.36
Other Securities(1)...........                   68,043     0.08
                                            -----------   ------
                                                364,277     0.44
                                            -----------   ------
ROAD & RAIL
Other Securities(1)...........                  791,525     0.95
                                            -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Agere Systems, Inc. (a).......     15,088       289,237     0.35
Atmel Corp. (a)...............     39,823       240,929     0.29
Other Securities(1)...........                3,653,836     4.37
                                            -----------   ------
                                              4,184,002     5.01
                                            -----------   ------
SOFTWARE
Fair Isaac Corp. .............      5,554       225,770     0.27
NAVTEQ Corp. (a)..............      8,204       286,894     0.34
Other Securities(1)...........                3,711,371     4.44
                                            -----------   ------
                                              4,224,035     5.05
                                            -----------   ------
SPECIALTY RETAIL
Claire's Stores, Inc. ........      8,001       265,153     0.32
GameStop Corp. (Class A)
  (a).........................      5,856       322,724     0.39
Other Securities(1)...........                3,139,546     3.75
                                            -----------   ------
                                              3,727,423     4.46
                                            -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)...........                1,230,554     1.47
                                            -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)...........                  389,082     0.46
                                            -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Wesco International, Inc.
  (a).........................      4,338       255,118     0.31
Other Securities(1)...........                  448,721     0.53
                                            -----------   ------
                                                703,839     0.84
                                            -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
WIRELESS TELECOMMUNICATION SERVICES
Leap Wireless International,
  Inc. (a)....................      4,377   $   260,300     0.31%
Other Securities(1)...........                  546,619     0.65
                                            -----------   ------
                                                806,919     0.96
                                            -----------   ------
TOTAL COMMON STOCKS --
  (Cost $76,765,005)..........               83,424,745    99.84
                                            -----------   ------
RIGHTS
Revlon, Inc. (expiring
  1/19/07) (a) (Cost $0)......     14,700           735     0.00(b)
                                            -----------   ------
WARRANTS
Pegasus (a) (Cost $0).........        569            --       --
                                            -----------   ------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment
  Class Prime Fund
  (Cost $225,471).............    225,471   $   225,471     0.27%
                                            -----------   ------
TOTAL INVESTMENTS
  (Cost $76,990,476)..........               83,650,951   100.11
OTHER ASSETS AND
  LIABILITIES.................                  (90,195)   (0.11)
                                            -----------   ------
NET ASSETS....................              $83,560,756   100.00%
                                            ===========   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1)...........              $   700,354     0.73%
                                            -----------   ------
AIRLINES
Other Securities(1)...........                  179,308     0.19
                                            -----------   ------
AUTO COMPONENTS
Other Securities(1)...........                1,008,238     1.05
                                            -----------   ------
AUTOMOBILES
Other Securities(1)...........                   37,864     0.04
                                            -----------   ------
BEVERAGES
Other Securities(1)...........                  132,719     0.14
                                            -----------   ------
BIOTECHNOLOGY
Other Securities(1)...........                  102,067     0.11
                                            -----------   ------
BUILDING PRODUCTS
Other Securities(1)...........                1,024,506     1.07
                                            -----------   ------
CAPITAL MARKETS
Raymond James Financial,
  Inc. .......................      9,093       275,609     0.29
Other Securities(1)...........                1,502,209     1.57
                                            -----------   ------
                                              1,777,818     1.86
                                            -----------   ------
CHEMICALS
Albemarle Corp. ..............      3,768       270,542     0.28
Celanese Corp. ...............     13,458       348,293     0.36
FMC Corp. ....................      3,526       269,915     0.28
Other Securities(1)...........                3,157,353     3.31
                                            -----------   ------
                                              4,046,103     4.23
                                            -----------   ------
COMMERCIAL BANKS
Cullen/Frost Bankers, Inc. ...      5,444       303,884     0.32
Wilmington Trust Corp. .......      6,646       280,262     0.29
Other Securities(1)...........                7,162,413     7.49
                                            -----------   ------
                                              7,746,559     8.10
                                            -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)...........                2,401,758     2.51
                                            -----------   ------
COMMUNICATIONS EQUIPMENT
Other Securities(1)...........                1,304,032     1.36
                                            -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1)...........                  673,020     0.70
                                            -----------   ------
CONSTRUCTION & ENGINEERING
Foster Wheeler, Ltd. (a)......      6,673       367,949     0.39
Other Securities(1)...........                1,235,577     1.29
                                            -----------   ------
                                              1,603,526     1.68
                                            -----------   ------
CONSTRUCTION MATERIALS
Other Securities(1)...........                  150,684     0.16
                                            -----------   ------
CONSUMER FINANCE
Other Securities(1)...........                   92,845     0.10
                                            -----------   ------
CONTAINERS & PACKAGING
Other Securities(1)...........                  898,758     0.94
                                            -----------   ------
DISTRIBUTORS
Other Securities(1)...........                   96,203     0.10
                                            -----------   ------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
DIVERSIFIED CONSUMER SERVICES
Service Corp. International...     28,591   $   293,058     0.31%
Other Securities(1)...........                   92,287     0.09
                                            -----------   ------
                                                385,345     0.40
                                            -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)...........                  113,528     0.12
                                            -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)...........                  377,863     0.39
                                            -----------   ------
ELECTRIC UTILITIES
Sierra Pacific Resources
  (a).........................     21,552       362,720     0.38
Other Securities(1)...........                1,881,290     1.97
                                            -----------   ------
                                              2,244,010     2.35
                                            -----------   ------
ELECTRICAL EQUIPMENT
Thomas & Betts Corp. (a)......      5,830       275,642     0.29
Other Securities(1)...........                  737,357     0.77
                                            -----------   ------
                                              1,012,999     1.06
                                            -----------   ------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Avnet, Inc. (a)...............     14,158       361,454     0.38
Other Securities(1)...........                1,795,613     1.87
                                            -----------   ------
                                              2,157,067     2.25
                                            -----------   ------
ENERGY EQUIPMENT & SERVICES
Tidewater, Inc. ..............      5,582       269,945     0.28
Veritas DGC, Inc. (a).........      3,299       282,493     0.30
Other Securities(1)...........                  629,005     0.65
                                            -----------   ------
                                              1,181,443     1.23
                                            -----------   ------
FOOD & STAPLES RETAILING
Other Securities(1)...........                  515,276     0.54
                                            -----------   ------
FOOD PRODUCTS
Other Securities(1)...........                1,898,649     1.98
                                            -----------   ------
GAS UTILITIES
AGL Resources, Inc. ..........      7,602       295,794     0.31
National Fuel Gas Co. ........      7,699       296,720     0.31
Southern Union Co. ...........     10,938       305,717     0.32
UGI Corp. ....................     10,174       277,547     0.29
Other Securities(1)...........                1,740,388     1.82
                                            -----------   ------
                                              2,916,166     3.05
                                            -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1)...........                  829,600     0.87
                                            -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1)...........                  614,137     0.64
                                            -----------   ------
HOTELS RESTAURANTS & LEISURE
Other Securities(1)...........                2,089,203     2.18
                                            -----------   ------
HOUSEHOLD DURABLES
Other Securities(1)...........                1,949,598     2.04
                                            -----------   ------
HOUSEHOLD PRODUCTS
Other Securities(1)...........                  154,094     0.16
                                            -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Dynegy, Inc. (Class A) (a)....     38,757       280,601     0.29
Other Securities(1)...........                  118,799     0.13
                                            -----------   ------
                                                399,400     0.42
                                            -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
INDUSTRIAL CONGLOMERATES
Other Securities(1)...........              $   631,097     0.66%
                                            -----------   ------
INSURANCE
Erie Indemnity Co. (Class
  A)..........................      5,014       290,712     0.30
PartnerRe, Ltd. ..............      5,506       391,091     0.41
RenaissanceRe Holdings,
  Ltd. .......................      6,092       365,520     0.38
Other Securities(1)...........                5,462,052     5.71
                                            -----------   ------
                                              6,509,375     6.80
                                            -----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1)...........                   84,527     0.09
                                            -----------   ------
IT SERVICES
Convergys Corp. (a)...........     13,326       316,892     0.33
Other Securities(1)...........                1,104,774     1.16
                                            -----------   ------
                                              1,421,666     1.49
                                            -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)...........                  434,601     0.45
                                            -----------   ------
LIFE SCIENCES TOOLS & SERVICES
PerkinElmer, Inc. ............     12,210       271,428     0.29
Other Securities(1)...........                   59,799     0.06
                                            -----------   ------
                                                331,227     0.35
                                            -----------   ------
MACHINERY
AGCO Corp. (a)................      8,718       269,735     0.28
Flowserve Corp. (a)...........      5,456       275,364     0.29
Harsco Corp. .................      4,004       304,704     0.32
The Manitowoc Co., Inc. ......      6,022       357,887     0.37
Trinity Industries, Inc. .....      7,695       270,864     0.28
Other Securities(1)...........                3,273,429     3.43
                                            -----------   ------
                                              4,751,983     4.97
                                            -----------   ------
MARINE
Other Securities(1)...........                  325,379     0.34
                                            -----------   ------
MEDIA
Other Securities(1)...........                2,144,892     2.24
                                            -----------   ------
METALS & MINING
Commercial Metals Co. ........     11,689       301,576     0.32
Steel Dynamics, Inc. .........      8,896       288,675     0.30
Other Securities(1)...........                2,176,897     2.27
                                            -----------   ------
                                              2,767,148     2.89
                                            -----------   ------
MULTI-UTILITIES
CMS Energy Corp. (a)..........     21,439       358,031     0.37
OGE Energy Corp. .............      8,792       351,680     0.37
Puget Energy, Inc. ...........     11,156       282,916     0.30
Other Securities(1)...........                1,120,129     1.17
                                            -----------   ------
                                              2,112,756     2.21
                                            -----------   ------
MULTILINE RETAIL
Other Securities(1)...........                  713,787     0.75
                                            -----------   ------
OIL, GAS & CONSUMABLE FUELS
Plains All American Pipeline
  LP..........................      7,741       396,339     0.41
TEPPCO Partners LP............      7,321       295,109     0.31
Other Securities(1)...........                4,149,927     4.34
                                            -----------   ------
                                              4,841,375     5.06
                                            -----------   ------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
PAPER & FOREST PRODUCTS
Other Securities(1)...........              $   669,113     0.70%
                                            -----------   ------
PERSONAL PRODUCTS
Other Securities(1)...........                  178,053     0.19
                                            -----------   ------
PHARMACEUTICALS
Other Securities(1)...........                  325,701     0.34
                                            -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate
  Equities, Inc. .............      2,836       284,734     0.30
Brandywine Realty Trust.......      8,741       290,638     0.30
BRE Properties, Inc. (Class
  A)..........................      4,913       319,443     0.33
CBL & Associates Properties,
  Inc. .......................      6,234       270,244     0.28
Health Care REIT, Inc. .......      7,003       301,269     0.31
Rayonier, Inc. ...............      7,380       302,949     0.32
Realty Income Corp. ..........      9,704       268,801     0.28
Reckson Associates Realty
  Corp. ......................      8,060       367,536     0.38
Other Securities(1)...........                9,823,065    10.28
                                            -----------   ------
                                             12,228,679    12.78
                                            -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)...........                  103,628     0.11
                                            -----------   ------
ROAD & RAIL
Ryder Systems, Inc. ..........      5,934       302,990     0.32
Other Securities(1)...........                1,421,418     1.48
                                            -----------   ------
                                              1,724,408     1.80
                                            -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Integrated Device Technology,
  Inc. (a)....................     19,412       300,498     0.31
Other Securities(1)...........                1,283,213     1.35
                                            -----------   ------
                                              1,583,711     1.66
                                            -----------   ------
SOFTWARE
Compuware Corp. (a)...........     34,124       284,253     0.30
Other Securities(1)...........                  512,241     0.53
                                            -----------   ------
                                                796,494     0.83
                                            -----------   ------
SPECIALTY RETAIL
OfficeMax, Inc. ..............      7,264       360,658     0.38
Other Securities(1)...........                1,663,376     1.74
                                            -----------   ------
                                              2,024,034     2.12
                                            -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Phillips-Van Heusen Corp. ....      5,355       268,660     0.28
Other Securities(1)...........                  934,596     0.98
                                            -----------   ------
                                              1,203,256     1.26
                                            -----------   ------
THRIFTS & MORTGAGE FINANCE
IndyMac Bancorp, Inc. ........      6,913       312,191     0.33
Other Securities(1)...........                2,719,885     2.84
                                            -----------   ------
                                              3,032,076     3.17
                                            -----------   ------
TOBACCO
Other Securities(1)...........                  173,470     0.18
                                            -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)...........                  770,027     0.80
                                            -----------   ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1)...........                  138,295     0.14
                                            -----------   ------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
WATER UTILITIES
Aqua America, Inc. ...........     12,757   $   290,605     0.30%
Other Securities(1)...........                  185,826     0.20
                                            -----------   ------
                                                476,431     0.50
                                            -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)...........                   53,442     0.06
                                            -----------   ------
TOTAL COMMON STOCKS --
  (Cost $84,571,845)..........               95,365,371    99.69
                                            -----------   ------
RIGHTS
Affordable Residential
  Communities, Inc. (expiring
  1/23/07) (a)(b)
  (Cost $0)...................      3,407         3,010     0.00(c)
                                            -----------   ------

                                                           % OF
                                                           NET
SECURITY DESCRIPTION              SHARES       VALUE      ASSETS
--------------------              ------       -----      ------
SHORT TERM INVESTMENTS
MONEY MARKET FUND
AIM Short Term Investment
  Class Prime Fund
  (Cost $282,096).............    282,096   $   282,096     0.30%
                                            -----------   ------
TOTAL INVESTMENTS
  (Cost $84,853,941)..........               95,650,477    99.99
OTHER ASSETS AND
  LIABILITIES.................                    7,863     0.01
                                            -----------   ------
NET ASSETS....................              $95,658,340   100.00
                                            ===========   ======

(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of December 31, 2006.
(a) Non-income producing security
(b) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(c) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.0%
FINLAND -- 1.1%
Nokia Oyj ADR........................    103,304   $  2,099,137
                                                   ------------
FRANCE -- 2.2%
Total SA ADR.........................     57,749      4,153,308
                                                   ------------
GERMANY -- 1.1%
Siemens AG ADR.......................     21,157      2,085,022
                                                   ------------
ITALY -- 1.1%
Eni SpA ADR..........................     31,638      2,128,605
                                                   ------------
JAPAN -- 4.4%
Mitsubishi UFJ Financial Group, Inc.
  ADR................................    248,575      3,094,759
Toyota Motor Corp. ADR...............     38,461      5,165,697
                                                   ------------
                                                      8,260,456
                                                   ------------
NETHERLANDS -- 1.3%
ING Groep N.V. ADR...................     53,132      2,346,841
                                                   ------------
SOUTH KOREA -- 1.1%
Samsung Electronics Co., Ltd. GDR*...      6,283      2,067,107
                                                   ------------
SPAIN -- 1.3%
Telefonica SA ADR....................     36,378      2,319,098
                                                   ------------
SWITZERLAND -- 7.2%
Nestle SA............................     10,195      3,616,314
Novartis AG ADR......................     63,024      3,620,099
Roche Holding AG.....................     17,896      3,203,306
UBS AG...............................     48,221      2,909,173
                                                   ------------
                                                     13,348,892
                                                   ------------
UNITED KINGDOM -- 17.2%
AstraZeneca PLC ADR..................     39,267      2,102,748
Barclays PLC ADR.....................     41,368      2,405,135
BP PLC ADR...........................     82,757      5,552,995
GlaxoSmithKline PLC ADR..............     76,129      4,016,566
HBOS PLC.............................    101,764      2,254,575
HSBC Holdings PLC ADR................     58,663      5,376,464
Royal Bank of Scotland Group PLC.....     85,271      3,326,081
Royal Dutch Shell PLC ADR............     47,323      3,349,995
Vodafone Group PLC ADR...............    133,927      3,720,492
                                                   ------------
                                                     32,105,051
                                                   ------------
UNITED STATES -- 62.0%
Abbott Laboratories..................     38,870      1,893,358
Altria Group, Inc. ..................     52,630      4,516,707

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
American International Group,
  Inc. ..............................     57,929   $  4,151,192
AT&T, Inc. ..........................     97,644      3,490,773
Bank of America Corp. ...............    114,300      6,102,477
Chevron Corp. .......................     55,835      4,105,547
Cisco Systems, Inc. (a)..............    154,745      4,229,181
Citigroup, Inc. .....................    126,311      7,035,523
ConocoPhillips.......................     39,130      2,815,403
Dell, Inc. (a).......................     50,684      1,271,662
Exxon Mobil Corp. ...................    148,257     11,360,934
General Electric Co. ................    264,141      9,828,687
Hewlett-Packard Co. .................     69,633      2,868,183
Intel Corp. .........................    147,718      2,991,289
International Business Machines
  Corp. .............................     38,255      3,716,473
Johnson & Johnson....................     73,714      4,866,598
JPMorgan Chase & Co. ................     88,235      4,261,750
Merck & Co., Inc. ...................     55,293      2,410,775
Microsoft Corp. .....................    222,493      6,643,641
Morgan Stanley.......................     24,533      1,997,722
PepsiCo, Inc. .......................     42,222      2,640,986
Pfizer, Inc. ........................    183,333      4,748,325
Procter & Gamble Co. ................     80,681      5,185,368
The Coca-Cola Co. ...................     54,693      2,638,937
Time Warner, Inc. ...................    100,995      2,199,671
Verizon Communications, Inc. ........     73,616      2,741,460
Wal-Mart Stores, Inc. ...............     65,616      3,030,147
Wyeth................................     33,690      1,715,495
                                                   ------------
                                                    115,458,264
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $169,299,708)................               186,371,781
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $74,736)................     74,736         74,736
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $169,374,444)................               186,446,517
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)................................                   (81,279)
                                                   ------------
NET ASSETS -- 100.0%.................              $186,365,238
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
* Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.1% of net assets as of December 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.4%
DIVERSIFIED REIT'S -- 8.4%
Colonial Properties Trust.........      185,514   $    8,696,896
Crescent Real Estate Equities
  Co. ............................      387,439        7,651,920
Liberty Property Trust............      363,590       17,866,813
PS Business Parks, Inc. ..........       65,122        4,604,777
Vornado Realty Trust..............      531,092       64,527,678
Washington Real Estate Investment
  Trust...........................      181,111        7,244,440
                                                  --------------
                                                     110,592,524
                                                  --------------
INDUSTRIAL REIT'S -- 7.4%
AMB Property Corp. ...............      360,717       21,141,623
EastGroup Properties, Inc. .......       95,640        5,122,478
First Industrial Realty Trust,
  Inc. ...........................      179,539        8,418,584
First Potomac Realty Trust........       97,406        2,835,489
ProLogis..........................      999,369       60,731,654
                                                  --------------
                                                      98,249,828
                                                  --------------
OFFICE REIT'S -- 22.6%
Alexandria Real Estate Equities,
  Inc. ...........................      117,529       11,799,912
American Financial Realty Trust...      518,442        5,930,976
BioMed Realty Trust, Inc. ........      264,508        7,564,929
Boston Properties, Inc. ..........      471,849       52,790,466
Brandywine Realty Trust...........      365,449       12,151,179
Corporate Office Properties
  Trust...........................      170,756        8,618,055
Cousins Properties, Inc. .........      163,061        5,751,161
Digital Realty Trust, Inc. .......      178,186        6,099,307
Douglas Emmett, Inc. .............      266,518        7,086,714
Duke Realty Corp. ................      544,480       22,269,232
Equity Office Properties Trust....    1,414,090       68,116,715
Highwoods Properties, Inc. .......      226,449        9,230,061
HRPT Properties Trust.............      847,440       10,465,884
Kilroy Realty Corp. ..............      130,769       10,199,982
Mack-Cali Realty Corp. ...........      251,696       12,836,496
Maguire Properties, Inc. .........      146,241        5,849,640
Parkway Properties, Inc. .........       60,080        3,064,681
Reckson Associates Realty
  Corp. ..........................      333,431       15,204,454
SL Green Realty Corp. ............      184,858       24,545,445
                                                  --------------
                                                     299,575,289
                                                  --------------
RESIDENTIAL REIT'S -- 20.2%
American Campus Communities,
  Inc. ...........................       89,496        2,547,951
Apartment Investment & Management
  Co. (Class A)...................      392,199       21,970,988
Archstone-Smith Trust.............      883,565       51,432,319
Associated Estates Realty
  Corp. ..........................       60,294          828,440
Avalonbay Communities, Inc. ......      300,151       39,034,638
BRE Properties, Inc. (Class A)....      203,666       13,242,363
Camden Property Trust.............      227,612       16,809,146
Education Realty Trust, Inc. .....      106,709        1,576,092
Equity Lifestyle Properties,
  Inc. ...........................       87,699        4,773,457
Equity Residential................    1,176,347       59,699,610
Essex Property Trust, Inc. .......       94,338       12,193,186
GMH Communities Trust.............      167,838        1,703,556
Home Properties, Inc. ............      133,062        7,886,585
Mid-America Apartment Communities,
  Inc. ...........................       98,943        5,663,497

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
Post Properties, Inc. ............      174,615   $    7,979,906
Sun Communities, Inc. ............       67,904        2,197,373
United Dominion Realty Trust,
  Inc. ...........................      542,298       17,239,653
                                                  --------------
                                                     266,778,760
                                                  --------------
RETAIL REIT'S -- 27.4%
Acadia Realty Trust...............      113,435        2,838,144
Alexander's, Inc. (a).............        8,123        3,408,817
CBL & Associates Properties,
  Inc. ...........................      258,918       11,224,095
Cedar Shopping Centers, Inc. .....      169,318        2,693,849
Developers Diversified Realty
  Corp. ..........................      442,776       27,872,749
Equity One, Inc. .................      151,201        4,031,019
Federal Realty Investment Trust...      223,019       18,956,615
General Growth Properties,
  Inc. ...........................      915,114       47,796,404
Glimcher Realty Trust.............      147,992        3,952,866
Inland Real Estate Corp. .........      246,862        4,621,257
Kimco Realty Corp. ...............      876,188       39,384,651
Kite Realty Group Trust...........      115,411        2,148,953
Macerich Co. .....................      288,645       24,987,998
Mills Corp. ......................      206,392        4,127,840
New Plan Excel Realty Trust.......      421,002       11,569,135
Pennsylvania Real Estate
  Investment Trust................      148,070        5,830,997
Ramco-Gershenson Properties
  Trust...........................       66,880        2,550,803
Regency Centers Corp. ............      274,175       21,432,260
Saul Centers, Inc. ...............       45,236        2,496,575
Simon Property Group, Inc. .......      891,877       90,338,221
Tanger Factory Outlet Centers,
  Inc. ...........................      124,064        4,848,421
Taubman Centers, Inc. ............      213,176       10,842,131
Weingarten Realty Investors.......      320,675       14,786,324
                                                  --------------
                                                     362,740,124
                                                  --------------
SPECIALIZED REIT'S -- 13.4%
Ashford Hospitality Trust,
  Inc. ...........................      261,125        3,251,006
DiamondRock Hospitality Co. ......      290,054        5,223,873
Equity Inns, Inc. ................      219,870        3,509,125
Extra Space Storage, Inc. ........      259,142        4,731,933
FelCor Lodging Trust, Inc. .......      250,451        5,469,850
Hersha Hospitality Trust..........      127,442        1,445,192
Highland Hospitality Corp. .......      234,013        3,334,685
Hospitality Properties Trust......      326,059       15,497,584
Host Hotels & Resorts, Inc. ......    2,103,756       51,647,210
Innkeepers USA Trust..............      182,493        2,828,641
LaSalle Hotel Properties..........      161,481        7,403,904
Public Storage, Inc. .............      519,244       50,626,290
Sovran Self Storage, Inc. ........       79,438        4,550,209
Strategic Hotels & Resorts,
  Inc. ...........................      304,567        6,636,515
Sunstone Hotel Investors, Inc. ...      232,984        6,227,662
U-Store-It Trust..................      190,352        3,911,734
Winston Hotels, Inc. .............      117,987        1,563,328
                                                  --------------
                                                     177,858,741
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,056,498,471)...........                 1,315,795,266
                                                  --------------

See accompanying notes to financial statements

DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class
  Prime Fund (Cost $100)..........          100   $          100
                                                  --------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $1,056,498,571)...........                 1,315,795,366
OTHER ASSETS AND
  LIABILITIES -- 0.6%.............                     7,672,260
                                                  --------------
NET ASSETS -- 100.0%..............                $1,323,467,626
                                                  ==============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements

KBW BANK ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.7%
ASSET MANAGEMENT & CUSTODY BANKS -- 12.0%
Northern Trust Corp. .................     38,582   $ 2,341,542
State Street Corp. (a)................     43,073     2,904,843
The Bank of New York Co., Inc. .......     79,816     3,142,356
                                                    -----------
                                                      8,388,741
                                                    -----------
CONSUMER FINANCE -- 3.8%
Capital One Financial Corp. ..........     34,471     2,648,062
                                                    -----------
DIVERSIFIED BANKS -- 19.9%
Comerica, Inc. .......................     29,597     1,736,752
U.S. Bancorp..........................     91,917     3,326,476
Wachovia Corp. .......................     63,295     3,604,651
Wells Fargo & Co. ....................    147,652     5,250,505
                                                    -----------
                                                     13,918,384
                                                    -----------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 24.6%
Bank of America Corp. ................    105,216     5,617,482
Citigroup, Inc. ......................    102,646     5,717,382
JPMorgan Chase & Co. .................    122,138     5,899,264
                                                    -----------
                                                     17,234,128
                                                    -----------
REGIONAL BANKS -- 35.2%
BB&T Corp. ...........................     58,676     2,577,637
Commerce Bancorp, Inc. ...............     21,677       764,548
Compass Bancshares, Inc. .............      8,721       520,208
Fifth Third Bancorp...................     59,687     2,442,989

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Keycorp...............................     57,467   $ 2,185,470
M&T Bank Corp. .......................     17,633     2,154,047
Marshall & Ilsley Corp. ..............     24,781     1,192,214
National City Corp. ..................     67,818     2,479,426
PNC Financial Services Group..........     35,797     2,650,410
Regions Financial Corp. ..............     74,759     2,795,986
SunTrust Banks, Inc. .................     36,016     3,041,551
Zions Bancorp.........................     22,971     1,893,729
                                                    -----------
                                                     24,698,215
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 4.2%
Washington Mutual, Inc. ..............     65,484     2,978,867
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $68,962,667)..................               69,866,397
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
Class Prime Fund (Cost $153,591)......    153,591       153,591
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $69,116,258)..................               70,019,988
OTHER ASSETS AND
LIABILITIES -- 0.1%...................                   91,557
                                                    -----------
NET ASSETS -- 100.0%..................              $70,111,545
                                                    ===========

(a) Affiliated Issuer. (Note 3)

See accompanying notes to financial statements.

KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 24.8%
Franklin Resources, Inc. ..........       48,010   $  5,289,262
Investors Financial Services
  Corp. ...........................       56,290      2,401,894
Janus Capital Group, Inc. .........      146,820      3,169,844
Legg Mason, Inc. ..................       36,479      3,467,329
SEI Investments Co. ...............       59,282      3,530,836
State Street Corp. (a).............       75,404      5,085,246
T. Rowe Price Group, Inc. .........      100,908      4,416,743
                                                   ------------
                                                     27,361,154
                                                   ------------
INVESTMENT BANKING & BROKERAGE -- 59.1%
A.G. Edwards, Inc. ................       53,813      3,405,825
E*TRADE Financial Corp. (b)........      171,778      3,851,263
Goldman Sachs Group, Inc. .........       51,428     10,252,172
Investment Technology Group, Inc.
  (b)..............................       28,474      1,220,965
Jefferies Group, Inc. .............       56,254      1,508,732
Lehman Brothers Holdings, Inc. ....      107,748      8,417,274
Merrill Lynch & Co., Inc. .........      109,233     10,169,592
Morgan Stanley.....................      109,630      8,927,171
Raymond James Financial, Inc. .....       96,004      2,909,881
TD Ameritrade Holding Corp. .......      202,258      3,272,534
The Bear Stearns Cos., Inc. .......       34,752      5,656,931
The Charles Schwab Corp. ..........      296,238      5,729,243
                                                   ------------
                                                     65,321,583
                                                   ------------
SPECIALIZED FINANCE -- 16.0%
Chicago Mercantile Exchange
  Holdings, Inc. ..................       12,050      6,142,487
IntercontinentalExchange, Inc.
  (b)..............................       14,303      1,543,294

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
International Securities Exchange,
  Inc. ............................       55,834   $  2,612,473
Nasdaq Stock Market, Inc. (b)......       78,540      2,418,246
NYSE Group, Inc. (b)...............       50,734      4,931,345
                                                   ------------
                                                     17,647,845
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $110,224,168)..............                 110,330,582
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $70,371)........       70,371         70,371
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $110,294,539)..............                 110,400,953
OTHER ASSETS AND
  LIABILITIES -- 0.0% (C)..........                      46,285
                                                   ------------
NET ASSETS -- 100.0%...............                $110,447,238
                                                   ============

(a) Affiliated issuer. (Note 3)
(b) Non-income producing security
(c) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.6%
INSURANCE BROKERS -- 8.1%
Aon Corp. ............................     60,241   $ 2,128,917
Marsh & McLennan Cos., Inc. ..........     72,840     2,233,274
                                                    -----------
                                                      4,362,191
                                                    -----------
LIFE & HEALTH INSURANCE -- 29.8%
AFLAC, Inc. ..........................     46,488     2,138,448
Lincoln National Corp. ...............     30,723     2,040,007
MetLife, Inc. ........................     66,382     3,917,202
Principal Financial Group, Inc. ......     41,644     2,444,503
Prudential Financial, Inc. ...........     45,426     3,900,276
UnumProvident Corp. ..................     82,995     1,724,636
                                                    -----------
                                                     16,165,072
                                                    -----------
MULTI-LINE INSURANCE -- 17.1%
American International Group, Inc. ...     64,763     4,640,917
Genworth Financial, Inc. (Class A)....     47,553     1,626,788
The Hartford Financial Services Group,
  Inc. ...............................     32,199     3,004,489
                                                    -----------
                                                      9,272,194
                                                    -----------
PROPERTY & CASUALTY INSURANCE -- 40.1%
ACE, Ltd. ............................     42,591     2,579,737
Axis Capital Holdings, Ltd. ..........     23,621       788,233
Chubb Corp. ..........................     44,760     2,368,251
Cincinnati Financial Corp. ...........     32,307     1,463,830

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Fidelity National Title Group,
  Inc. ...............................     22,543   $   538,327
MBIA, Inc. ...........................     26,864     1,962,684
SAFECO Corp. .........................     25,572     1,599,529
The Allstate Corp. ...................     62,538     4,071,849
The Progressive Corp. ................     82,580     2,000,088
The St. Paul Travelers Cos., Inc. ....     51,351     2,757,035
XL Capital, Ltd. (Class A)............     22,375     1,611,447
                                                    -----------
                                                     21,741,010
                                                    -----------
REINSURANCE -- 2.1%
Everest Re Group, Ltd. ...............     11,637     1,141,706
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 2.4%
MGIC Investment Corp. ................     20,364     1,273,565
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $52,209,179)..................               53,955,738
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
Prime Fund (Cost $149,048)............    149,048       149,048
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $52,358,227)..................               54,104,786
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                   64,433
                                                    -----------
NET ASSETS -- 100.0%..................              $54,169,219
                                                    ===========

See accompanying notes to financial statements.

MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 20.5%
Avaya, Inc. (a)......................    399,425   $  5,583,961
Cisco Systems, Inc. (a)..............    195,968      5,355,805
Juniper Networks, Inc. (a)...........    272,517      5,161,472
Motorola, Inc. ......................    260,598      5,357,895
Nokia Oyj ADR........................    265,690      5,398,821
Nortel Networks Corp. (a)............    233,592      6,243,914
QUALCOMM, Inc. ......................    136,459      5,156,786
                                                   ------------
                                                     38,258,654
                                                   ------------
COMPUTERS & PERIPHERALS -- 17.1%
Apple Computer, Inc. (a).............     61,535      5,220,629
Dell, Inc. (a).......................    203,460      5,104,811
EMC Corp. (a)........................    400,967      5,292,765
Hewlett-Packard Co. .................    135,224      5,569,877
International Business Machines
  Corp. .............................     56,598      5,498,496
Network Appliance, Inc. (a)..........    131,633      5,170,544
                                                   ------------
                                                     31,857,122
                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Jabil Circuit, Inc. .................    197,693      4,853,363
                                                   ------------
INTERNET & CATALOG RETAIL -- 2.9%
Amazon.com, Inc. (a).................    134,882      5,322,444
                                                   ------------
INTERNET SOFTWARE & SERVICES -- 10.9%
eBay, Inc. (a).......................    163,655      4,921,106
Google, Inc. (Class A) (a)...........     11,261      5,185,465
VeriSign, Inc. (a)...................    212,883      5,119,836
Yahoo!, Inc. (a).....................    200,723      5,126,466
                                                   ------------
                                                     20,352,873
                                                   ------------
IT SERVICES -- 11.8%
Accenture, Ltd. (Class A)............    155,040      5,725,627
Automatic Data Processing, Inc. .....    108,701      5,353,524
First Data Corp. ....................    218,475      5,575,482
Infosys Technologies, Ltd. ..........     98,573      5,378,143
                                                   ------------
                                                     22,032,776
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 17.1%
Applied Materials, Inc. .............    298,169   $  5,501,218
Broadcom Corp. (Class A) (a).........    160,652      5,190,666
Intel Corp. .........................    257,433      5,213,019
Maxim Integrated Products, Inc. .....    174,776      5,351,641
NVIDIA Corp. (a).....................    143,907      5,325,998
Texas Instruments, Inc. .............    181,899      5,238,691
                                                   ------------
                                                     31,821,233
                                                   ------------
SOFTWARE -- 17.0%
Electronic Arts, Inc. (a)............    100,202      5,046,173
Intuit, Inc. (a).....................    171,233      5,224,319
Microsoft Corp. .....................    178,726      5,336,758
Oracle Corp. (a).....................    305,737      5,240,332
SAP AG ADR...........................    104,464      5,547,038
Symantec Corp. (a)...................    255,167      5,320,232
                                                   ------------
                                                     31,714,852
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $191,921,837)................               186,213,317
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $229,854)...............    229,854        229,854
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $192,151,691)................               186,443,171
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)................................                  (14,469)
                                                   ------------
NET ASSETS -- 100.0%.................              $186,428,702
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.5%
BEVERAGES -- 3.3%
Anheuser-Busch Cos., Inc. .........       65,114   $  3,203,609
The Coca-Cola Co. .................       68,520      3,306,090
                                                   ------------
                                                      6,509,699
                                                   ------------
CHEMICALS -- 5.7%
PPG Industries, Inc. ..............       57,376      3,684,113
Rohm & Haas Co. ...................       60,280      3,081,513
RPM International, Inc. ...........      212,782      4,445,016
                                                   ------------
                                                     11,210,642
                                                   ------------
COMMERCIAL BANKS -- 29.1%
Associated Bancorp.................      130,811      4,562,688
BB&T Corp. ........................      112,992      4,963,739
Comerica, Inc. ....................       86,403      5,070,128
Compass Bancshares, Inc. ..........       59,502      3,549,294
Fifth Third Bancorp................      129,123      5,285,004
First Horizon National Corp. ......      142,372      5,948,302
Keycorp............................      133,261      5,067,916
M&T Bank Corp. ....................       21,199      2,589,670
Mercantile Bankshares Corp. .......       67,151      3,141,995
Regions Financial Corp. ...........      131,212      4,907,329
Synovus Financial Corp. ...........      109,979      3,390,653
U.S. Bancorp.......................      145,023      5,248,382
Wilmington Trust Corp. ............       90,354      3,810,228
                                                   ------------
                                                     57,535,328
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
ABM Industries, Inc. ..............      128,761      2,924,162
Avery Dennison Corp. ..............       44,203      3,002,710
                                                   ------------
                                                      5,926,872
                                                   ------------
CONSUMER FINANCE -- 1.4%
SLM Corp. .........................       56,355      2,748,433
                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.7%
Bank of America Corp. .............       99,848      5,330,885
                                                   ------------
ELECTRICAL EQUIPMENT -- 1.6%
Emerson Electric Co. ..............       70,733      3,118,618
                                                   ------------
FOOD PRODUCTS -- 1.2%
Wm. Wrigley Jr., Co. ..............       46,822      2,421,634
                                                   ------------
GAS UTILITIES -- 8.9%
National Fuel Gas Co. .............      101,361      3,906,453
Northwest Natural Gas Co. .........      104,737      4,445,038
Piedmont Natural Gas Co., Inc. ....      154,329      4,128,301
WGL Holdings, Inc. ................      154,745      5,041,592
                                                   ------------
                                                     17,521,384
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Hillenbrand Industries, Inc. ......       41,400      2,356,902
                                                   ------------
HOTELS RESTAURANTS & LEISURE -- 1.5%
McDonald's Corp. ..................       69,266      3,070,562
                                                   ------------
HOUSEHOLD DURABLES -- 5.8%
La-Z-Boy, Inc. ....................      417,782      4,959,072
Leggett & Platt, Inc. .............      150,044      3,586,052
The Stanley Works..................       57,766      2,905,052
                                                   ------------
                                                     11,450,176
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
HOUSEHOLD PRODUCTS -- 3.2%
Kimberly-Clark Corp. ..............       55,621   $  3,779,447
Procter & Gamble Co. ..............       38,920      2,501,388
                                                   ------------
                                                      6,280,835
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.4%
Black Hills Corp. .................      128,014      4,728,837
                                                   ------------
INDUSTRIAL CONGLOMERATES -- 3.3%
3M Co. ............................       35,759      2,786,699
General Electric Co. ..............      101,427      3,774,099
                                                   ------------
                                                      6,560,798
                                                   ------------
INSURANCE -- 1.9%
Cincinnati Financial Corp. ........       83,742      3,794,350
                                                   ------------
MEDIA -- 1.3%
Gannett Co., Inc. .................       43,970      2,658,426
                                                   ------------
MULTI-UTILITIES -- 8.7%
Consolidated Edison, Inc. .........      125,125      6,014,759
Vectren Corp. .....................      192,544      5,445,144
WPS Resources Corp. ...............      105,586      5,704,812
                                                   ------------
                                                     17,164,715
                                                   ------------
PHARMACEUTICALS -- 7.2%
Abbott Laboratories................       66,410      3,234,831
Eli Lilly & Co. ...................       69,770      3,635,017
Johnson & Johnson..................       43,460      2,869,229
Pfizer, Inc. ......................      176,911      4,581,995
                                                   ------------
                                                     14,321,072
                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
V. F. Corp. .......................       44,675      3,666,924
                                                   ------------
TOBACCO -- 2.6%
Altria Group, Inc. ................       60,654      5,205,326
                                                   ------------
WATER UTILITIES -- 1.6%
American States Water Co. .........       83,719      3,233,228
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $186,961,543)..............                 196,815,646
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $381,087).......      381,087        381,087
                                                   ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $187,342,630)..............                 197,196,733
OTHER ASSETS AND
  LIABILITIES -- 0.3%..............                     535,550
                                                   ------------
NET ASSETS -- 100.0%...............                $197,732,283
                                                   ============

See accompanying notes to financial statements.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
BIOTECHNOLOGY -- 99.8%
Alexion Pharmaceuticals, Inc. (a).....     41,398   $ 1,672,065
Alkermes, Inc. (a)....................    127,318     1,702,242
Amgen, Inc. (a).......................     25,636     1,751,195
Amylin Pharmaceuticals, Inc. (a)......     46,950     1,693,486
Biogen Idec, Inc. (a).................     35,034     1,723,322
BioMarin Pharmaceuticals, Inc. (a)....    106,222     1,740,979
Celgene Corp. (a).....................     30,751     1,769,105
Cephalon, Inc. (a)....................     24,912     1,754,054
Cubist Pharmaceuticals, Inc. (a)......     98,797     1,789,214
Digene Corp. (a)......................     37,407     1,792,543
Genentech, Inc. (a)...................     22,286     1,808,063
Genzyme Corp. (a).....................     28,386     1,748,010
Gilead Sciences, Inc. (a).............     27,837     1,807,456
Human Genome Sciences, Inc. (a).......    141,790     1,763,868
ICOS Corp. (a)........................     53,899     1,821,247
ImClone Systems, Inc. (a).............     63,720     1,705,147
Ligand Pharmaceuticals, Inc. (Class B)
  (a).................................    159,827     1,750,106
Martek Biosciences Corp. (a)..........     74,860     1,747,232
Medarex, Inc. (a).....................    119,073     1,761,090
MedImmune, Inc. (a)...................     54,867     1,776,045
Millennium Pharmaceuticals, Inc.
  (a).................................    155,875     1,699,037

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Myriad Genetics, Inc. (a).............     58,722   $ 1,837,999
Nuvelo, Inc. (a)......................    432,126     1,728,504
Onyx Pharmaceuticals, Inc. (a)........    150,410     1,591,338
OSI Pharmaceuticals, Inc. (a).........     48,725     1,704,400
PDL BioPharma, Inc. (a)...............     83,544     1,682,576
Regeneron Pharmaceuticals, Inc. (a)...     89,080     1,787,836
Telik, Inc. (a).......................    107,678       477,014
Theravance, Inc. (a)..................     59,908     1,850,558
United Therapeutics Corp. (a).........     32,784     1,782,466
Vertex Pharmaceuticals, Inc. (a)......     46,211     1,729,216
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $54,554,224)..................               52,947,413
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $138,299)..........    138,299       138,299
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $54,692,523)..................               53,085,712
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B).................................                 (16,312)
                                                    -----------
NET ASSETS -- 100.0%..................              $53,069,400
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.0%
HOME FURNISHINGS -- 14.2%
Ethan Allen Interiors, Inc. .......      382,605   $ 13,815,866
Leggett & Platt, Inc. .............      594,660     14,212,374
Mohawk Industries, Inc. (a)........      184,780     13,832,631
                                                   ------------
                                                     41,860,871
                                                   ------------
HOME IMPROVEMENT RETAIL -- 14.3%
Lowe's Cos., Inc. .................      447,454     13,938,192
The Home Depot, Inc. ..............      352,204     14,144,513
The Sherwin-Williams Co. ..........      221,284     14,069,237
                                                   ------------
                                                     42,151,942
                                                   ------------
HOMEBUILDING -- 71.5%
Beazer Homes USA, Inc. ............      305,348     14,354,409
Centex Corp. ......................      249,660     14,048,368
Champion Enterprises, Inc. (a).....    1,483,155     13,882,331
D.R. Horton, Inc. .................      517,861     13,718,138
Hovnanian Enterprises, Inc. (a)....      391,402     13,268,528
KB HOME............................      271,533     13,924,212
Lennar Corp. (Class A).............      264,944     13,898,962
M.D.C. Holdings, Inc. .............      248,374     14,169,737

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
Meritage Homes Corp. (a)...........      296,191   $ 14,134,235
NVR, Inc. (a)......................       22,123     14,269,335
Pulte Homes, Inc. .................      422,498     13,993,134
Ryland Group, Inc. ................      259,565     14,177,440
Standard Pacific Corp. ............      532,052     14,253,673
Toll Brothers, Inc. (a)............      433,468     13,970,674
WCI Communities, Inc. (a)..........      779,418     14,949,237
                                                   ------------
                                                    211,012,413
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $299,809,940)..............                 295,025,226
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class
  Prime Fund (Cost $37,342)........       37,342         37,342
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $299,847,282)..............                 295,062,568
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)..........                        (61)
                                                   ------------
NET ASSETS -- 100.0%...............                $295,062,507
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
ALUMINUM -- 3.7%
Alcoa, Inc. ..........................     51,748   $ 1,552,958
                                                    -----------
COAL & CONSUMABLE FUELS -- 21.2%
Arch Coal, Inc. ......................     47,249     1,418,887
CONSOL Energy, Inc. ..................     45,746     1,469,819
Foundation Coal Holdings, Inc. .......     45,700     1,451,432
Massey Energy Co. ....................     63,402     1,472,828
Peabody Energy Corp. .................     36,619     1,479,774
USEC, Inc. ...........................    121,558     1,546,218
                                                    -----------
                                                      8,838,958
                                                    -----------
DIVERSIFIED METALS & MINING -- 10.9%
Freeport-McMoRan Copper & Gold,
  Inc. ...............................     26,705     1,488,270
Phelps Dodge Corp. ...................     13,117     1,570,367
Titanium Metals Corp. (a).............     50,565     1,492,173
                                                    -----------
                                                      4,550,810
                                                    -----------
GOLD -- 3.7%
Newmont Mining Corp. .................     33,793     1,525,754
                                                    -----------
PRECIOUS METALS & MINERALS -- 11.7%
Coeur d' Alene Mines Corp. (a)........    320,018     1,584,089
Hecla Mining Co. (a)..................    225,646     1,728,449
Stillwater Mining Co. (a).............    125,731     1,570,380
                                                    -----------
                                                      4,882,918
                                                    -----------
STEEL -- 48.6%
AK Steel Holding Corp. (a)............     98,970     1,672,593
Allegheny Technologies, Inc. .........     18,183     1,648,834

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Carpenter Technology Corp. ...........     14,640   $ 1,500,893
Chaparral Steel Co. (a)...............     34,550     1,529,529
Cleveland-Cliffs, Inc. ...............     34,537     1,672,972
Commercial Metals Co. ................     55,936     1,443,149
Nucor Corp. ..........................     27,167     1,484,948
Oregon Steel Mills, Inc. (a)..........     25,932     1,618,416
Quanex Corp. .........................     45,461     1,572,496
Reliance Steel & Aluminum Co. ........     40,661     1,601,230
Steel Dynamics, Inc. .................     48,654     1,578,822
United States Steel Corp. ............     21,420     1,566,659
Worthington Industries, Inc. .........     78,675     1,394,121
                                                    -----------
                                                     20,284,662
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $39,866,495)..................               41,636,060
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $67,853)...........     67,853        67,853
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $39,934,348)..................               41,703,913
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B).................................                   22,366
                                                    -----------
NET ASSETS -- 100.0%..................              $41,726,279
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 37.6%
Diamond Offshore Drilling, Inc. .......    15,535   $ 1,241,868
ENSCO International, Inc. .............    23,617     1,182,267
GlobalSantaFe Corp. ...................    20,741     1,219,156
Helmerich & Payne, Inc. ...............    48,561     1,188,288
Nabors Industries, Ltd. (a)............    40,173     1,196,352
Noble Corp. ...........................    16,191     1,232,945
Patterson-UTI Energy, Inc. ............    51,131     1,187,773
Pride International, Inc. (a)..........    39,682     1,190,857
Rowan Cos., Inc. ......................    34,996     1,161,867
Transocean, Inc. (a)...................    15,634     1,264,634
Unit Corp. (a).........................    24,908     1,206,792
                                                    -----------
                                                     13,272,799
                                                    -----------
OIL & GAS EQUIPMENT & SERVICES -- 62.3%
Baker Hughes, Inc. ....................    16,669     1,244,508
BJ Services Co. .......................    40,572     1,189,571
Cameron International Corp. (a)........    23,028     1,221,635
FMC Technologies, Inc. (a).............    20,692     1,275,248
Grant Prideco, Inc. (a)................    29,685     1,180,573
Halliburton Co. .......................    39,683     1,232,157
Hanover Compressor Co. (a).............    64,249     1,213,664
National-Oilwell Varco, Inc. (a).......    19,458     1,190,440
Oceaneering International, Inc. (a)....    30,264     1,201,481

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Schlumberger, Ltd. ....................    19,309   $ 1,219,557
SEACOR Holdings, Inc. (a)..............    12,853     1,274,246
Smith International, Inc. .............    29,631     1,216,945
Superior Energy Services, Inc. (a).....    36,253     1,184,748
Tetra Technologies, Inc. (a)...........    46,564     1,191,107
Tidewater, Inc. .......................    24,517     1,185,642
Universal Compression Holdings, Inc.
  (a)..................................    20,229     1,256,423
Veritas DGC, Inc. (a)..................    15,533     1,330,091
Weatherford International, Ltd. (a)....    28,067     1,172,920
                                                    -----------
                                                     21,980,956
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $34,942,853)...................              35,253,755
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $25,823)............    25,823        25,823
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $34,968,676)...................              35,279,578
OTHER ASSETS AND
  LIABILITIES) -- 0.0% (B).............                     600
                                                    -----------
NET ASSETS -- 100.0%...................             $35,280,178
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.6%
INTEGRATED OIL & GAS -- 10.6%
Chevron Corp. .........................     7,568   $   556,475
ConocoPhillips.........................     7,838       563,944
Exxon Mobil Corp. .....................     7,379       565,453
Occidental Petroleum Corp. ............    10,986       536,446
                                                    -----------
                                                      2,222,318
                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION -- 76.5%
Anadarko Petroleum Corp. ..............    12,534       545,480
Apache Corp. ..........................     8,285       551,035
Cabot Oil & Gas Corp. .................     8,770       531,901
Cheniere Energy, Inc. (a)..............    20,211       583,492
Chesapeake Energy Corp. ...............    18,335       532,632
Cimarex Energy Co. ....................    15,163       553,449
Delta Petroleum Corp. (a)..............    22,219       514,592
Denbury Resources, Inc. (a)............    19,005       528,149
Devon Energy Corp. ....................     8,070       541,336
Encore Aquisition Co. (a)..............    21,125       518,196
EOG Resources, Inc. ...................     8,313       519,147
Forest Oil Corp. (a)...................    16,271       531,736
Helix Energy Solutions Group, Inc.
  (a)..................................    16,143       506,406
Mariner Energy, Inc. (a)...............    28,459       557,796
Newfield Exploration Co. (a)...........    11,873       545,564
Noble Energy, Inc. ....................    10,803       530,103
Penn Virginia Corp. ...................     7,674       537,487
Petrohawk Energy Corp. (a).............    45,159       519,329
Pioneer Natural Resources Co. .........    13,598       539,705
Plains Exploration & Production Co.
  (a)..................................    11,598       551,253
Pogo Producing Co. ....................    11,130       539,137
Quicksilver Resources, Inc. (a)........    13,951       510,467

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Range Resources Corp. .................    19,001   $   521,767
Southwestern Energy Co. (a)............    14,614       512,221
St. Mary Land & Exploration Co. .......    14,794       545,011
Swift Energy Co. (a)...................    11,756       526,786
The Houston Exploration Co. (a)........    10,365       536,700
Ultra Petroleum Corp. (a)..............    11,301       539,623
Whiting Petroleum Corp. (a)............    11,707       545,546
XTO Energy, Inc. ......................    11,409       536,793
                                                    -----------
                                                     16,052,839
                                                    -----------
OIL & GAS REFINING & MARKETING -- 12.5%
Frontier Oil Corp. ....................    17,880       513,871
Holly Corp. ...........................    10,446       536,924
Sunoco, Inc. ..........................     8,357       521,143
Tesoro Corp. ..........................     7,964       523,792
Valero Energy Corp. ...................    10,362       530,120
                                                    -----------
                                                      2,625,850
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $20,791,577)...................              20,901,007
                                                    -----------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime
  Fund (Cost $81,817)..................    81,817        81,817
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $20,873,394)...................              20,982,824
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                   (846)
                                                    -----------
NET ASSETS -- 100.0%...................             $20,981,978
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
PHARMACEUTICALS -- 99.9%
Abbott Laboratories...................     37,438   $ 1,823,605
Allergan, Inc. .......................     14,851     1,778,259
Barr Pharmaceuticals, Inc. (a)........     35,201     1,764,274
Bristol-Myers Squibb Co. .............     70,856     1,864,930
Eli Lilly & Co. ......................     33,265     1,733,107
Endo Pharmaceuticals Holdings, Inc.
  (a).................................     63,426     1,749,289
Forest Laboratories, Inc. (a).........     35,235     1,782,891
Johnson & Johnson.....................     27,374     1,807,231
King Pharmaceuticals, Inc. (a)........    111,463     1,774,491
Medicis Pharmaceutical Corp. (Class
  A)..................................     49,716     1,746,523
Merck & Co., Inc. ....................     41,204     1,796,494
MGI Pharma, Inc. (a)..................     98,354     1,810,697
Mylan Laboratories, Inc. .............     88,346     1,763,386
Perrigo Co. ..........................    107,311     1,856,480
Pfizer, Inc. .........................     70,771     1,832,969
Schering-Plough Corp. ................     76,858     1,816,923
Sepracor, Inc. (a)....................     31,925     1,965,942
The Medicines Co. (a).................     57,516     1,824,408
Valeant Pharmaceuticals
  International.......................    106,181     1,830,560
Watson Pharmaceuticals, Inc. (a)......     68,788     1,790,552
Wyeth.................................     35,463     1,805,776
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $37,670,880)..................               37,918,787
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $15,445).................     15,445        15,445
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $37,686,325)..................               37,934,232
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                   13,084
                                                    -----------
NET ASSETS -- 100.0%..................              $37,947,316
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.0%
APPAREL RETAIL -- 37.1%
Abercrombie & Fitch Co. ...........       24,323   $  1,693,611
Aeropostale, Inc. (a)..............       53,581      1,654,045
American Eagle Outfitters, Inc. ...       52,255      1,630,863
AnnTaylor Stores Corp. (a).........       49,602      1,628,930
Charming Shoppes, Inc. (a).........      118,099      1,597,879
Chico's FAS, Inc. (a)..............       76,674      1,586,385
Dress Barn, Inc. (a)...............       70,528      1,645,418
Foot Locker, Inc. .................       73,601      1,614,070
Genesco, Inc. (a)..................       43,033      1,605,131
Guess ?, Inc. (a)..................       27,537      1,746,672
Gymboree Corp. (a).................       43,405      1,656,335
J. Crew Group, Inc. (a)............       41,019      1,581,282
Limited Brands.....................       55,419      1,603,826
Mens Wearhouse, Inc. ..............       44,405      1,698,935
Pacific Sunwear of California, Inc.
  (a)..............................       83,720      1,639,238
Payless ShoeSource, Inc. (a).......       51,250      1,682,025
Ross Stores, Inc. .................       55,139      1,615,573
Stage Stores, Inc. ................       54,201      1,647,168
The Cato Corp. (Class A)...........       71,457      1,637,080
The Children's Place Retail Stores,
  Inc. (a).........................       25,174      1,599,052
The Gap, Inc. .....................       82,807      1,614,737
The TJX Cos., Inc. ................       58,100      1,657,012
Tween Brands, Inc. (a).............       38,925      1,554,275
Urban Outfitters, Inc. (a).........       70,322      1,619,516
                                                   ------------
                                                     39,209,058
                                                   ------------
CATALOG RETAIL -- 10.0%
Blair Corp.........................       53,810      1,762,278
Coldwater Creek, Inc. (a)..........       68,299      1,674,691
Gaiam Inc (a)......................      124,008      1,696,429
PetMed Express, Inc. (a)...........      125,758      1,678,869
Systemax, Inc. (a).................      120,377      2,100,579
ValueVision Media, Inc. (Class A)
  (a)..............................      128,928      1,694,114
                                                   ------------
                                                     10,606,960
                                                   ------------
COMPUTER & ELECTRONICS RETAIL -- 4.4%
Best Buy Co., Inc. ................       33,487      1,647,225
Circuit City Stores, Inc. .........       72,833      1,382,370
GameStop Corp. (Class A) (a).......       29,823      1,643,546
                                                   ------------
                                                      4,673,141
                                                   ------------
DEPARTMENT STORES -- 7.7%
Federated Department Stores,
  Inc. ............................       43,460      1,657,130
J. C. Penney Co., Inc. ............       21,216      1,641,270
Kohl's Corp. (a)...................       23,865      1,633,082
Nordstrom, Inc. ...................       33,559      1,655,801
Sears Holdings Corp. (a)...........        9,634      1,617,837
                                                   ------------
                                                      8,205,120
                                                   ------------
DRUG RETAIL -- 3.3%
CVS Corp. .........................       55,299      1,709,292
Walgreen Co. ......................       37,931      1,740,654
                                                   ------------
                                                      3,449,946
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
FOOD RETAIL -- 7.8%
Casey's General Stores, Inc. ......       68,997   $  1,624,879
Safeway, Inc. .....................       49,535      1,711,930
SUPERVALU, Inc. ...................       47,273      1,690,010
The Kroger Co. ....................       69,485      1,603,019
Whole Foods Market, Inc. ..........       34,403      1,614,533
                                                   ------------
                                                      8,244,371
                                                   ------------
GENERAL MERCHANDISE STORES -- 6.4%
Dollar General Corp. ..............      107,358      1,724,170
Dollar Tree Stores, Inc. (a).......       55,677      1,675,878
Family Dollar Stores, Inc. ........       58,259      1,708,736
Target Corp. ......................       28,728      1,638,932
                                                   ------------
                                                      6,747,716
                                                   ------------
HYPERMARKETS & SUPER CENTERS -- 3.2%
Costco Wholesale Corp. ............       31,405      1,660,382
Wal-Mart Stores, Inc. .............       36,333      1,677,858
                                                   ------------
                                                      3,338,240
                                                   ------------
SPECIALTY STORES -- 20.1%
Barnes & Noble, Inc. ..............       40,811      1,620,605
Borders Group, Inc. ...............       73,898      1,651,620
Claire's Stores, Inc. .............       50,155      1,662,137
Dick's Sporting Goods, Inc. (a)....       31,849      1,560,283
Guitar Center, Inc. (a)............       36,949      1,679,702
Hibbett Sporting Goods, Inc. (a)...       53,032      1,619,067
Office Depot, Inc. (a).............       41,904      1,599,476
OfficeMax, Inc. ...................       33,149      1,645,848
PETsMART, Inc. ....................       56,390      1,627,415
Staples, Inc. .....................       61,578      1,644,133
Tiffany & Co. .....................       43,672      1,713,689
Tractor Supply Co. (a).............       36,888      1,649,262
Zale Corp. (a).....................       56,611      1,596,995
                                                   ------------
                                                     21,270,232
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $107,402,786)..............                 105,744,784
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class
  Prime Fund (Cost $35,462)........       35,462         35,462
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $107,438,248)..............                 105,780,246
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)..........                      27,458
                                                   ------------
NET ASSETS -- 100.0%...............                $105,807,704
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.6%
SEMICONDUCTORS -- 99.6%
Advanced Micro Devices, Inc. (a)......     64,345   $ 1,309,421
Agere Systems, Inc. (a)...............     71,272     1,366,284
Altera Corp. (a)......................     71,129     1,399,819
Analog Devices, Inc. .................     43,675     1,435,597
Atmel Corp. (a).......................    226,645     1,371,202
Broadcom Corp. (Class A) (a)..........     42,373     1,369,072
Cypress Semiconductor Corp. (a).......     85,844     1,448,188
Fairchild Semiconductor International,
  Inc. (a)............................     82,503     1,386,875
Integrated Device Technology, Inc.
  (a).................................     88,900     1,376,172
Intel Corp. ..........................     67,906     1,375,097
International Rectifier Corp. (a).....     35,718     1,376,215
Intersil Corp. (Class A)..............     58,407     1,397,095
Linear Technology Corp. ..............     45,329     1,374,375
LSI Logic Corp. (a)...................    150,774     1,356,966
Maxim Integrated Products, Inc. ......     46,108     1,411,827
Microchip Technology, Inc. ...........     41,627     1,361,203
Micron Technology, Inc. (a)...........    103,890     1,450,304

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
National Semiconductor Corp. .........     60,903   $ 1,382,498
NVIDIA Corp. (a)......................     37,954     1,404,678
Rambus, Inc. (a)......................     71,061     1,345,185
Silicon Laboratories, Inc. (a)........     40,912     1,417,601
Texas Instruments, Inc. ..............     47,972     1,381,594
Xilinx, Inc. .........................     57,278     1,363,789
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $35,589,429)..................               31,861,057
                                                    -----------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class
  Prime Fund (Cost $121,828)..........    121,828       121,828
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $35,711,257)..................               31,982,885
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).............                 (10,551)
                                                    -----------
NET ASSETS -- 100.0%..................              $31,972,334
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.9%
REGIONAL BANKS -- 87.8%
Associated Bancorp...................    158,509   $  5,528,794
BancorpSouth, Inc. ..................    218,544      5,861,350
Bank of Hawaii Corp. ................    102,003      5,503,062
Boston Private Financial Holdings,
  Inc. ..............................    174,861      4,932,829
Cathay General Bancorp...............    154,804      5,342,286
Central Pacific Financial Corp. .....    147,494      5,716,867
Chittenden Corp. ....................    193,028      5,924,029
Citizens Banking Corp. ..............    196,670      5,211,755
City National Corp. .................     72,880      5,189,056
Colonial BancGroup, Inc. ............    233,098      5,999,942
Commerce Bancshares, Inc. ...........    118,364      5,729,984
Cullen/Frost Bankers, Inc. ..........     91,055      5,082,690
CVB Financial Corp. .................    358,800      5,188,248
East West Bancorp, Inc. .............    147,494      5,224,237
F N B Corp. .........................    273,258      4,992,424
First Community Bancorp, Inc. .......     98,314      5,138,873
First Horizon National Corp. ........    122,073      5,100,210
First Midwest Bancorp, Inc. .........    151,157      5,846,753
FirstMerit Corp. ....................    200,390      4,837,415
Fulton Financial Corp. ..............    295,103      4,928,220
Greater Bay Bancorp..................    200,390      5,276,269
Huntington Bancshares, Inc. .........    222,210      5,277,487
Old National Bancorp.................    245,866      4,651,785
Pacific Capital Bancorp..............    173,070      5,811,691
Prosperity Bancshares, Inc. .........    152,992      5,279,754
Provident Bankshares Corp. ..........    158,478      5,641,817
Signature Bank (a)...................    163,954      5,079,295
South Financial Group, Inc. .........    185,738      4,938,773
Sterling Bancshares, Inc. ...........    387,920      5,050,718
Sterling Financial
  Corp. -- Washington................    171,253      5,790,064
Susquehanna Bancshares, Inc. ........    211,276      5,679,099
SVB Financial Group (a)..............    109,303      5,095,706
Synovus Financial Corp. .............    187,643      5,785,034

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
TCF Financial Corp. .................    202,211   $  5,544,626
Trustmark Corp. .....................    182,161      5,958,486
UCBH Holdings, Inc. .................    291,449      5,117,844
Umpqua Holdings Corp. ...............    200,306      5,895,005
UnionBanCal Corp. ...................     78,281      4,794,711
United Bankshares, Inc. .............    151,157      5,842,218
Valley National Bancorp..............    222,210      5,890,787
Westamerica Bancorp..................    100,179      5,072,063
Whitney Holding Corp. ...............    163,935      5,347,560
Wilmington Trust Corp. ..............    118,387      4,992,380
Wintrust Financial Corp. ............    100,179      4,810,596
                                                   ------------
                                                    235,902,792
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 12.1%
Brookline Bancorp, Inc. .............    335,097      4,413,227
Corus Bankshares, Inc. ..............    253,198      5,841,278
Hudson City Bancorp, Inc. ...........    378,852      5,258,466
People's Bank........................    129,343      5,771,285
Sovereign Bancorp, Inc. .............    222,191      5,641,429
Webster Financial Corp. .............    114,735      5,589,889
                                                   ------------
                                                     32,515,574
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $265,898,662)................               268,418,366
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class
  Prime Fund (Cost $56,531)..........     56,531         56,531
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $265,955,193)................               268,474,897
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                   326,982
                                                   ------------
NET ASSETS -- 100.0%.................              $268,801,879
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

                      (This page intentionally left blank)

STREETTRACKS TRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  SPDR          SPDR             SPDR
                                                              DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
                                                              TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                                  ETF            ETF             ETF
                                                              ------------   -----------   ----------------
ASSETS
  Investments in securities of unaffiliated issuers, at
    value (Note 2)..........................................  $111,710,027   $12,935,332     $212,860,345
  Investments in securities of affiliated issuers, at value
    (Note 3)................................................      152,145        20,974           729,161
                                                              ------------   -----------     ------------
    Total Investments.......................................  111,862,172    12,956,306       213,589,506
  Cash......................................................           --            --                --
  Foreign currency, at value................................           --            --                --
  Receivable for investments sold...........................           --            --                --
  Receivable for Fund shares sold in kind...................           --            --                --
  Receivable for foreign taxes recoverable..................           --            --                --
  Dividends receivable (Note 2).............................      151,513        17,203           191,829
                                                              ------------   -----------     ------------
         TOTAL ASSETS.......................................  112,013,685    12,973,509       213,781,335
                                                              ------------   -----------     ------------
LIABILITIES
  Payable for investments purchased.........................           --            --                --
  Payable for Fund shares repurchased in kind...............           --            --                --
  Accrued advisory fee (Note 3).............................       19,047         2,204            36,354
  Accrued trustees fee (Note 3).............................          786            71             1,281
                                                              ------------   -----------     ------------
         TOTAL LIABILITIES..................................       19,833         2,275            37,635
                                                              ------------   -----------     ------------
         NET ASSETS.........................................  $111,993,852   $12,971,234     $213,743,700
                                                              ============   ===========     ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................  $101,994,689   $12,071,428     $213,747,903
  Undistributed (distribution in excess of) net investment
    income..................................................       12,280           536             2,869
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................  (10,394,836)         (633)      (18,076,794)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................   20,381,719       899,903        18,069,722
    Foreign currency........................................           --            --                --
                                                              ------------   -----------     ------------
         NET ASSETS.........................................  $111,993,852   $12,971,234     $213,743,700
                                                              ============   ===========     ============
NET ASSET VALUE PER SHARE
  Net asset value per share.................................  $    101.80    $    64.86      $      53.43
                                                              ============   ===========     ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................    1,100,116       200,000         4,000,112
                                                              ============   ===========     ============
  Investments in securities, at cost........................  $91,480,453    $12,056,403     $195,519,784
                                                              ============   ===========     ============
  Foreign currency, at cost.................................  $        --    $       --      $         --
                                                              ============   ===========     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         SPDR            SPDR            SPDR            SPDR           SPDR             SPDR
      DJ WILSHIRE     DJ WILSHIRE    DJ WILSHIRE      DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
    LARGE CAP VALUE     MID CAP     MID CAP GROWTH   MID CAP VALUE    SMALL CAP    SMALL CAP GROWTH
          ETF             ETF            ETF              ETF            ETF             ETF
    ---------------   -----------   --------------   -------------   -----------   ----------------
     $153,901,610     $16,921,551    $21,286,029      $8,745,473     $15,329,174     $83,650,951
               --             --              --              --             --               --
     ------------     -----------    -----------      ----------     -----------     -----------
      153,901,610     16,921,551      21,286,029       8,745,473     15,329,174       83,650,951
               --          1,127              --              --             --               --
               --             --              --              --             --               --
               --             --              --              --             --           53,410
               --             --              --              --             --               --
               --             --              --              --             --               --
          264,428         18,139           7,556          15,857         22,219           23,673
     ------------     -----------    -----------      ----------     -----------     -----------
      154,166,038     16,940,817      21,293,585       8,761,330     15,351,393       83,728,034
     ------------     -----------    -----------      ----------     -----------     -----------
               --             --              --              --         38,928          149,384
               --             --              --              --          6,214               --
           26,066          3,635           4,581           1,885          3,848           17,346
              961            107             249              65            135              548
     ------------     -----------    -----------      ----------     -----------     -----------
           27,027          3,742           4,830           1,950         49,125          167,278
     ------------     -----------    -----------      ----------     -----------     -----------
     $154,139,011     $16,937,075    $21,288,755      $8,759,380     $15,302,268     $83,560,756
     ============     ===========    ===========      ==========     ===========     ===========
     $136,259,246     $15,329,748    $19,347,728      $8,106,806     $15,044,288     $76,963,865
          (10,047)        (1,962)         (1,541)         (2,252)         1,569            7,265
       (3,339,078)        14,068          25,882          (9,083)       146,336          (70,849)
       21,228,890      1,595,221       1,916,686         663,909        110,075        6,660,475
               --             --              --              --             --               --
     ------------     -----------    -----------      ----------     -----------     -----------
     $154,139,011     $16,937,075    $21,288,755      $8,759,380     $15,302,268     $83,560,756
     ============     ===========    ===========      ==========     ===========     ===========
     $      83.31     $    56.46     $     60.83      $    58.40     $    61.21      $     92.83
     ============     ===========    ===========      ==========     ===========     ===========
        1,850,258        300,000         350,000         150,000        250,000          900,100
     ============     ===========    ===========      ==========     ===========     ===========
     $132,672,720     $15,326,330    $19,369,343      $8,081,564     $15,219,099     $76,990,476
     ============     ===========    ===========      ==========     ===========     ===========
     $         --     $       --     $        --      $       --     $       --      $        --
     ============     ===========    ===========      ==========     ===========     ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SPDR               SPDR
                                                                DJ WILSHIRE            DJ                 DJ
                                                              SMALL CAP VALUE    GLOBAL TITANS      WILSHIRE REIT
                                                                    ETF               ETF                ETF
                                                              ---------------   ----------------   ----------------
ASSETS
  Investments in securities of unaffiliated issuers, at
    value (Note 2)..........................................    $95,650,477       $186,446,517      $1,315,795,366
  Investments in securities of affiliated issuers, at value
    (Note 3)................................................             --                 --                  --
                                                                -----------       ------------      --------------
    Total Investments.......................................     95,650,477        186,446,517       1,315,795,366
  Cash......................................................             --                 --                  --
  Foreign currency, at value................................             --             53,944                  --
  Receivable for investments sold...........................             --            489,499           1,471,185
  Receivable for Fund shares sold in kind...................             --                 --                  --
  Receivable for foreign taxes recoverable..................             --                692                  --
  Dividends receivable (Note 2).............................        179,253            322,229           7,922,787
                                                                -----------       ------------      --------------
         TOTAL ASSETS.......................................     95,829,730        187,312,881       1,325,189,338
                                                                -----------       ------------      --------------
LIABILITIES
  Payable for investments purchased.........................        150,268                 --           1,188,561
  Payable for Fund shares repurchased in kind...............             --            868,565                  --
  Due to custodian..........................................             --                 --             244,263
  Accrued advisory fee (Note 3).............................         20,388             78,117             279,734
  Accrued trustees fee (Note 3).............................            734                961               9,154
                                                                -----------       ------------      --------------
         TOTAL LIABILITIES..................................        171,390            947,643           1,721,712
                                                                -----------       ------------      --------------
         NET ASSETS.........................................    $95,658,340       $186,365,238      $1,323,467,626
                                                                ===========       ============      ==============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................    $82,821,981       $174,019,421      $1,059,450,996
  Undistributed (distribution in excess of) net investment
    income..................................................        (11,751)           (71,273)          6,761,796
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................      2,051,574         (4,656,022)         (2,041,961)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................     10,796,536         17,072,073         259,296,795
    Foreign currency........................................             --              1,039                  --
                                                                -----------       ------------      --------------
         NET ASSETS.........................................    $95,658,340       $186,365,238      $1,323,467,626
                                                                ===========       ============      ==============
NET ASSET VALUE PER SHARE
  Net asset value per share.................................    $     70.81       $      76.06      $        87.86
                                                                ===========       ============      ==============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................      1,350,995          2,450,200          15,063,187
                                                                ===========       ============      ==============
  Investments in securities, at cost........................    $84,853,941       $169,374,444      $1,056,498,571
                                                                ===========       ============      ==============
  Foreign currency, at cost.................................    $        --       $     54,078      $           --
                                                                ===========       ============      ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                     SPDR
        KBW             KBW             KBW       MORGAN STANLEY       SPDR           SPDR           S&P
       BANK       CAPITAL MARKETS    INSURANCE      TECHNOLOGY     S&P DIVIDEND   S&P BIOTECH    HOMEBUILDERS
        ETF             ETF             ETF            ETF             ETF            ETF            ETF
    -----------   ---------------   -----------   --------------   ------------   ------------   ------------
    $67,115,145    $105,315,707     $54,104,786    $186,443,171    $197,196,733   $53,085,712    $295,062,568
      2,904,843       5,085,246              --              --             --             --              --
    -----------    ------------     -----------    ------------    ------------   ------------   ------------
     70,019,988     110,400,953      54,104,786     186,443,171    197,196,733     53,085,712     295,062,568
             --              --              --              --             --             --              --
             --              --              --              --             --             --              --
             --              --              --              --             --             --             632
             14              --              --              --             --             --              --
             --              --              --              --             --             --              --
        108,726          70,964          80,675          65,813        593,767            353          89,566
    -----------    ------------     -----------    ------------    ------------   ------------   ------------
     70,128,728     110,471,917      54,185,461     186,508,984    197,790,500     53,086,065     295,152,766
    -----------    ------------     -----------    ------------    ------------   ------------   ------------
             --              --              --              --             --             --              --
             --              --              --           1,311             --             --              --
             --              --              --              --             --             --              --
         16,423          24,132          15,769          77,848         57,027         16,280          88,497
            760             547             473           1,123          1,190            385           1,762
    -----------    ------------     -----------    ------------    ------------   ------------   ------------
         17,183          24,679          16,242          80,282         58,217         16,665          90,259
    -----------    ------------     -----------    ------------    ------------   ------------   ------------
    $70,111,545    $110,447,238     $54,169,219    $186,428,702    $197,732,283   $53,069,400    $295,062,507
    ===========    ============     ===========    ============    ============   ============   ============
    $69,101,410    $110,027,456     $52,328,010    $240,164,012    $185,499,970   $56,043,667    $307,385,941
         38,127          14,621            (126)        (20,472)        42,835        (86,576)         13,505
         68,278         298,747          94,776     (48,006,318)     2,335,375     (1,280,880)     (7,552,225)
        903,730         106,414       1,746,559      (5,708,520)     9,854,103     (1,606,811)     (4,784,714)
             --              --              --              --             --             --              --
    -----------    ------------     -----------    ------------    ------------   ------------   ------------
    $70,111,545    $110,447,238     $54,169,219    $186,428,702    $197,732,283   $53,069,400    $295,062,507
    ===========    ============     ===========    ============    ============   ============   ============
    $     58.43    $      66.94     $     57.02    $      56.49    $     61.79    $     46.15    $      37.35
    ===========    ============     ===========    ============    ============   ============   ============
      1,200,002       1,650,000         950,000       3,300,102      3,200,027      1,150,000       7,900,000
    ===========    ============     ===========    ============    ============   ============   ============
    $69,116,258    $110,294,539     $52,358,227    $192,151,691    $187,342,630   $54,692,523    $299,847,282
    ===========    ============     ===========    ============    ============   ============   ============
    $        --    $         --     $        --    $         --    $        --    $        --    $         --
    ===========    ============     ===========    ============    ============   ============   ============

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 SPDR            SPDR
                                                                  SPDR       S&P OIL & GAS   S&P OIL & GAS
                                                              S&P METALS &    EQUIPMENT &    EXPLORATION &
                                                                 MINING        SERVICES       PRODUCTION
                                                                  ETF             ETF             ETF
                                                              ------------   -------------   -------------
ASSETS
  Investments in securities of unaffiliated issuers, at
    value (Note 2)..........................................  $41,703,913     $35,279,578     $20,982,824
  Investments in securities of affiliated issuers, at value
    (Note 3)................................................           --              --              --
                                                              -----------     -----------     -----------
    Total Investments.......................................   41,703,913      35,279,578      20,982,824
  Cash......................................................        6,237              --              --
  Foreign currency, at value................................           --              --              --
  Receivable for investments sold...........................           --              --              --
  Receivable for Fund shares sold in kind...................           --              --              --
  Receivable for foreign taxes recoverable..................           --              --              --
  Dividends receivable (Note 2).............................       29,256          10,550           8,981
                                                              -----------     -----------     -----------
         TOTAL ASSETS.......................................   41,739,406      35,290,128      20,991,805
                                                              -----------     -----------     -----------
LIABILITIES
  Payable for investments purchased.........................           --             104              --
  Payable for Fund shares repurchased in kind...............           --              --              --
  Accrued advisory fee (Note 3).............................       12,961           9,706           9,581
  Accrued trustees fee (Note 3).............................          166             140             246
                                                              -----------     -----------     -----------
         TOTAL LIABILITIES..................................       13,127           9,950           9,827
                                                              -----------     -----------     -----------
         NET ASSETS.........................................  $41,726,279     $35,280,178     $20,981,978
                                                              ===========     ===========     ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................  $40,250,228     $34,804,754     $20,874,491
  Undistributed (distribution in excess of) net investment
    income..................................................       21,032            (696)           (297)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................     (314,546)        165,218          (1,646)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................    1,769,565         310,902         109,430
    Foreign currency........................................           --              --              --
                                                              -----------     -----------     -----------
         NET ASSETS.........................................  $41,726,279     $35,280,178     $20,981,978
                                                              ===========     ===========     ===========
NET ASSET VALUE PER SHARE
  Net asset value per share.................................  $     49.09     $     29.40     $     38.15
                                                              ===========     ===========     ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................      850,000       1,200,000         550,000
                                                              ===========     ===========     ===========
  Investments in securities, at cost........................  $39,934,348     $34,968,676     $20,873,394
                                                              ===========     ===========     ===========
  Foreign currency, at cost.................................  $        --     $        --     $        --
                                                              ===========     ===========     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         SPDR                            SPDR
          S&P             SPDR            S&P        KBW REGIONAL
    PHARMACEUTICALS    S&P RETAIL    SEMICONDUCTOR     BANKING
          ETF             ETF             ETF            ETF
    ---------------   ------------   -------------   ------------
      $37,934,232     $105,780,246    $31,982,885    $268,474,897
               --               --             --              --
      -----------     ------------    -----------    ------------
       37,934,232      105,780,246     31,982,885     268,474,897
               --               --             --              --
               --               --             --              --
               --            2,178            340       7,095,606
               --               --             --           2,224
               --               --             --              --
           24,531           49,229          4,086         269,511
      -----------     ------------    -----------    ------------
       37,958,763      105,831,653     31,987,311     275,842,238
      -----------     ------------    -----------    ------------
               --               --             --       6,464,459
               --               --             --         538,603
           11,297           23,638         14,580          36,825
              150              311            397             472
      -----------     ------------    -----------    ------------
           11,447           23,949         14,977       7,040,359
      -----------     ------------    -----------    ------------
      $37,947,316     $105,807,704    $31,972,334    $268,801,879
      ===========     ============    ===========    ============
      $37,647,409     $107,942,157    $38,556,938    $265,979,095
             (320)             (77)         7,124         102,381
           52,320         (476,374)    (2,863,356)        200,699
          247,907       (1,658,002)    (3,728,372)      2,519,704
               --               --             --              --
      -----------     ------------    -----------    ------------
      $37,947,316     $105,807,704    $31,972,334    $268,801,879
      ===========     ============    ===========    ============
      $     34.50     $      40.70    $     49.19    $      50.24
      ===========     ============    ===========    ============
        1,100,058        2,600,000        650,000       5,350,000
      ===========     ============    ===========    ============
      $37,686,325     $107,438,248    $35,711,257    $265,955,193
      ===========     ============    ===========    ============
      $        --     $         --    $        --    $         --
      ===========     ============    ===========    ============

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  SPDR          SPDR             SPDR
                                                              DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
                                                              TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                                  ETF            ETF             ETF
                                                              ------------   -----------   ----------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................  $   960,207    $   91,636      $   979,877
  Dividend income on securities of affiliated issuers (Note
    3)......................................................          856            47            3,394
  Foreign taxes withheld....................................          (61)          (10)            (184)
                                                              -----------    ----------      -----------
  TOTAL INVESTMENT INCOME...................................      961,002        91,673          983,087
                                                              -----------    ----------      -----------
EXPENSES
  Advisory fee (Note 3).....................................      104,143         9,342          171,522
  Trustees fee (Note 3).....................................        1,861           215            3,482
  Miscellaneous expenses....................................           12            --              303
                                                              -----------    ----------      -----------
  TOTAL EXPENSES BEFORE WAIVERS.............................      106,016         9,557          175,307
  Expenses waived by Adviser (Note 3).......................           --            --               --
                                                              -----------    ----------      -----------
  NET EXPENSES..............................................      106,016         9,557          175,307
                                                              -----------    ----------      -----------
  NET INVESTMENT INCOME (LOSS)..............................      854,986        82,116          807,780
                                                              -----------    ----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......      274,750       165,336        2,032,817
    Investments in securities of affiliated issuers.........           --           322            5,687
    Foreign currency transactions...........................           --            --               --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................   10,486,478       873,996       13,487,233
    Foreign currency........................................           --            --               --
                                                              -----------    ----------      -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................   10,761,228     1,039,654       15,525,737
                                                              -----------    ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $11,616,214    $1,121,770      $16,333,517
                                                              ===========    ==========      ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         SPDR            SPDR            SPDR            SPDR           SPDR             SPDR
      DJ WILSHIRE     DJ WILSHIRE    DJ WILSHIRE      DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
    LARGE CAP VALUE     MID CAP     MID CAP GROWTH   MID CAP VALUE    SMALL CAP    SMALL CAP GROWTH
          ETF             ETF            ETF              ETF            ETF             ETF
    ---------------   -----------   --------------   -------------   -----------   ----------------
      $ 1,716,965     $  152,993      $  111,831       $114,464      $  136,553       $  141,999
               --             --              --             --              --               --
             (149)          (119)            (82)           (92)            (28)            (101)
      -----------     ----------      ----------       --------      ----------       ----------
        1,716,816        152,874         111,749        114,372         136,525          141,898
      -----------     ----------      ----------       --------      ----------       ----------
          128,429         20,396          25,772         10,598          23,091           90,382
            2,473            281             431            183             438            1,601
               11             --              --             --              --                6
      -----------     ----------      ----------       --------      ----------       ----------
          130,913         20,677          26,203         10,781          23,529           91,989
               --             --              --             --              --               --
      -----------     ----------      ----------       --------      ----------       ----------
          130,913         20,677          26,203         10,781          23,529           91,989
      -----------     ----------      ----------       --------      ----------       ----------
        1,585,903        132,197          85,546        103,591         112,996           49,909
      -----------     ----------      ----------       --------      ----------       ----------
        1,002,422        253,932         300,693        123,200       1,734,761        2,563,758
               --             --              --             --              --               --
               --             --              --             --              --               --
       15,444,348        974,749       1,141,914        570,766        (856,609)       1,028,126
               --             --              --             --              --               --
      -----------     ----------      ----------       --------      ----------       ----------
       16,446,770      1,228,681       1,442,607        693,966         878,152        3,591,884
      -----------     ----------      ----------       --------      ----------       ----------
      $18,032,673     $1,360,878      $1,528,153       $797,557      $  991,148       $3,641,793
      ===========     ==========      ==========       ========      ==========       ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SPDR             SPDR
                                                                DJ WILSHIRE          DJ              DJ
                                                              SMALL CAP VALUE   GLOBAL TITANS   WILSHIRE REIT
                                                                    ETF              ETF             ETF
                                                              ---------------   -------------   -------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................    $1,221,311       $ 1,774,281    $ 26,805,343
  Dividend income on securities of affiliated issuers (Note
    3)......................................................            --                --              --
  Foreign taxes withheld....................................          (178)          (33,010)             --
                                                                ----------       -----------    ------------
  TOTAL INVESTMENT INCOME...................................     1,221,133         1,741,271      26,805,343
                                                                ----------       -----------    ------------
EXPENSES
  Advisory fee (Note 3).....................................       120,532           325,596       1,517,083
  Trustees fee (Note 3).....................................         1,984             2,240          27,805
  Miscellaneous expenses....................................           272             1,319           1,071
                                                                ----------       -----------    ------------
  TOTAL EXPENSES BEFORE WAIVERS.............................       122,788           329,155       1,545,959
  Expenses waived by Adviser (Note 3).......................            --                --              --
                                                                ----------       -----------    ------------
  NET EXPENSES..............................................       122,788           329,155       1,545,959
                                                                ----------       -----------    ------------
  NET INVESTMENT INCOME (LOSS)..............................     1,098,345         1,412,116      25,259,384
                                                                ----------       -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......     6,449,477         2,471,117      68,821,272
    Investments in securities of affiliated issuers.........            --                --              --
    Foreign currency transactions...........................            --            20,670              --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................     1,053,408        13,629,528     109,022,596
    Foreign currency........................................            --            (4,045)             --
                                                                ----------       -----------    ------------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................     7,502,885        16,117,270     177,843,868
                                                                ----------       -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $8,601,230       $17,529,386    $203,103,252
                                                                ==========       ===========    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                  SPDR
       KBW             KBW            KBW       MORGAN STANLEY       SPDR          SPDR           S&P
       BANK      CAPITAL MARKETS   INSURANCE      TECHNOLOGY     S&P DIVIDEND   S&P BIOTECH   HOMEBUILDERS
       ETF             ETF            ETF            ETF             ETF            ETF           ETF
    ----------   ---------------   ----------   --------------   ------------   -----------   ------------
    $1,493,425     $   354,782     $  580,605    $   357,230     $ 2,734,002     $    812     $ 1,063,847
        32,353          16,488             --             --              --           --              --
            --              --             --             --              --           --              --
    ----------     -----------     ----------    -----------     -----------     --------     -----------
     1,525,778         371,270        580,605        357,230       2,734,002          812       1,063,847
    ----------     -----------     ----------    -----------     -----------     --------     -----------
       165,139         127,536        109,184        374,277         266,054       86,127         393,168
         2,467           1,425            741          3,418           3,605        1,261           5,458
             3              --             --              7           1,064           --              --
    ----------     -----------     ----------    -----------     -----------     --------     -----------
       167,609         128,961        109,925        377,702         270,723       87,388         398,626
            --              --             --             --         (23,961)          --              --
    ----------     -----------     ----------    -----------     -----------     --------     -----------
       167,609         128,961        109,925        377,702         246,762       87,388         398,626
    ----------     -----------     ----------    -----------     -----------     --------     -----------
     1,358,169         242,309        470,680        (20,472)      2,487,240      (86,576)        665,221
    ----------     -----------     ----------    -----------     -----------     --------     -----------
     7,298,673      11,238,269      4,422,783      2,151,142       7,190,956     (132,015)      5,183,119
       144,588         116,828             --             --              --           --              --
            --              --             --             --              --           --              --
       866,019       4,143,108      2,457,245     16,878,044       8,272,408      176,949      10,521,705
            --              --             --             --              --           --              --
    ----------     -----------     ----------    -----------     -----------     --------     -----------
     8,309,280      15,498,205      6,880,028     19,029,186      15,463,364       44,934      15,704,824
    ----------     -----------     ----------    -----------     -----------     --------     -----------
    $9,667,449     $15,740,514     $7,350,708    $19,008,714     $17,950,604     $(41,642)    $16,370,045
    ==========     ===========     ==========    ===========     ===========     ========     ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  SPDR              SPDR
                                                                  SPDR       S&P OIL AND GAS    S&P OIL & GAS
                                                              S&P METALS &     EQUIPMENT &      EXPLORATION &
                                                                 MINING         SERVICES         PRODUCTION
                                                                  ETF              ETF               ETF
                                                              ------------   ---------------   ---------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................  $   215,304      $    43,389       $    90,057
  Dividend income on securities of affiliated issuers (Note
    3)......................................................           --               --                --
  Foreign taxes withheld....................................           --               --                --
                                                              -----------      -----------       -----------
  TOTAL INVESTMENT INCOME...................................      215,304           43,389            90,057
                                                              -----------      -----------       -----------
EXPENSES
  Advisory fee (Note 3).....................................       52,814           33,459            56,056
  Trustees fee (Note 3).....................................        1,034              468               832
  Miscellaneous expenses....................................           --               --                --
                                                              -----------      -----------       -----------
  TOTAL EXPENSES BEFORE WAIVERS.............................       53,848           33,927            56,888
  Expenses waived by Adviser (Note 3).......................           --               --                --
                                                              -----------      -----------       -----------
  NET EXPENSES..............................................       53,848           33,927            56,888
                                                              -----------      -----------       -----------
  NET INVESTMENT INCOME (LOSS)..............................      161,456            9,462            33,169
                                                              -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......      141,484         (263,369)        5,089,512
    Investments in securities of affiliated issuers.........           --               --                --
    Foreign currency transactions...........................           --               --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................   (1,616,551)      (1,225,923)       (2,549,586)
    Foreign currency........................................           --               --                --
                                                              -----------      -----------       -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................   (1,475,067)      (1,489,292)        2,539,926
                                                              -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $(1,313,611)     $(1,479,830)      $ 2,573,095
                                                              ===========      ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         SPDR                           SPDR            KBW
          S&P            SPDR            S&P          REGIONAL
    PHARMACEUTICALS   S&P RETAIL    SEMICONDUCTOR     BANKING
          ETF             ETF            ETF            ETF
    ---------------   -----------   -------------   ------------
       $161,715       $   176,389    $  154,190      $  850,609

             --                --            --              --
             --                --            --              --
       --------       -----------    ----------      ----------
        161,715           176,389       154,190         850,609
       --------       -----------    ----------      ----------
         43,886            77,682        86,062         119,314
            566               999         1,112           1,715
             --                --            --              --
       --------       -----------    ----------      ----------
         44,452            78,681        87,174         121,029
             --                --            --              --
       --------       -----------    ----------      ----------
         44,452            78,681        87,174         121,029
       --------       -----------    ----------      ----------
        117,263            97,708        67,016         729,580
       --------       -----------    ----------      ----------
        621,102         5,279,957       665,820       2,187,956
             --                --            --              --
             --                --            --              --
         19,383        (2,147,450)    1,561,595       1,268,127
             --                --            --              --
       --------       -----------    ----------      ----------

        640,485         3,132,507     2,227,415       3,456,083
       --------       -----------    ----------      ----------

       $757,748       $ 3,230,215    $2,294,431      $4,185,663
       ========       ===========    ==========      ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SPDR DJ WILSHIRE               SPDR DJ WILSHIRE
                                                                 TOTAL MARKET                     LARGE CAP
                                                                      ETF                            ETF
                                                          ---------------------------   -----------------------------
                                                          FOR THE SIX                   FOR THE SIX
                                                          MONTHS ENDED                  MONTHS ENDED   FOR THE PERIOD
                                                           12/31/2006     YEAR ENDED     12/31/2006     11/8/2005*-
                                                          (UNAUDITED)     6/30/2006     (UNAUDITED)      6/30/2006
                                                          ------------   ------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $   854,986    $  1,714,071   $    82,116     $   143,796
  Net realized gain (loss) on investments and foreign
    currency transactions...............................      274,750       4,033,881       165,658          62,121
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency transactions....   10,486,478       4,089,125       873,996          25,907
                                                          ------------   ------------   -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................   11,616,214       9,837,077     1,121,770         231,824
                                                          ------------   ------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................     (889,668)     (1,708,078)      (82,199)       (141,252)
  Net realized gains....................................           --              --            --              --
                                                          ------------   ------------   -----------     -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................     (889,668)     (1,708,078)      (82,199)       (141,252)
                                                          ------------   ------------   -----------     -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..................    4,850,737              --     9,163,406      14,194,343
  Net proceeds from reinvestment of shares issued.......          198             279            --              --
  Cost of shares redeemed...............................           --     (18,293,391)   (3,048,555)     (8,468,103)
                                                          ------------   ------------   -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS.................................    4,850,935     (18,293,112)    6,114,851       5,726,240
                                                          ------------   ------------   -----------     -----------
  Net increase (decrease) in net assets during year.....   15,577,481     (10,164,113)    7,154,422       5,816,812
  Net assets at beginning of year.......................   96,416,371     106,580,484     5,816,812              --
                                                          ------------   ------------   -----------     -----------
NET ASSETS END OF YEAR (1)..............................  $111,993,852   $ 96,416,371   $12,971,234     $ 5,816,812
                                                          ============   ============   ===========     ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................................       50,000              --       150,000         250,000
  Shares issued in connection with stock splits.........           --              --            --              --
  Shares issued to shareholders from reinvestment of
    distributions.......................................            2               3            --              --
  Shares redeemed.......................................           --        (200,000)      (50,000)       (150,000)
                                                          ------------   ------------   -----------     -----------
NET INCREASE (DECREASE).................................       50,002        (199,997)      100,000         100,000
                                                          ============   ============   ===========     ===========
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $    12,280    $     46,962   $       536     $       619
                                                          ============   ============   ===========     ===========
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         SPDR DJ WILSHIRE              SPDR DJ WILSHIRE               SPDR DJ WILSHIRE
         LARGE CAP GROWTH               LARGE CAP VALUE                    MID CAP
                ETF                           ETF                            ETF
    ---------------------------   ---------------------------   -----------------------------
    FOR THE SIX                   FOR THE SIX                   FOR THE SIX
    MONTHS ENDED                  MONTHS ENDED                  MONTHS ENDED   FOR THE PERIOD
     12/31/2006     YEAR ENDED     12/31/2006     YEAR ENDED     12/31/2006     11/8/2005*-
    (UNAUDITED)     6/30/2006     (UNAUDITED)     6/30/2006     (UNAUDITED)      6/30/2006
    ------------   ------------   ------------   ------------   ------------   --------------
    $   807,780    $    954,541   $ 1,585,903    $  2,472,271   $   132,197     $    169,691
      2,038,504       1,822,053     1,002,422       7,330,674       253,932        1,262,236
     13,487,233       2,197,433    15,444,348         439,362       974,749          620,472
    ------------   ------------   ------------   ------------   -----------     ------------
     16,333,517       4,974,027    18,032,673      10,242,307     1,360,878        2,052,399
    ------------   ------------   ------------   ------------   -----------     ------------
       (821,845)       (943,031)   (1,634,394)     (2,516,767)     (136,928)        (164,617)
             --              --            --              --      (236,356)              --
    ------------   ------------   ------------   ------------   -----------     ------------
       (821,845)       (943,031)   (1,634,394)     (2,516,767)     (373,284)        (164,617)
    ------------   ------------   ------------   ------------   -----------     ------------
     75,915,921      89,984,196    35,306,441      18,036,416            --       25,066,207
             --             101         1,795           2,275            --               --
    (15,036,688)    (37,643,685)           --     (58,787,421)           --      (11,004,508)
    ------------   ------------   ------------   ------------   -----------     ------------
     60,879,233      52,340,612    35,308,236     (40,748,730)           --       14,061,699
    ------------   ------------   ------------   ------------   -----------     ------------
     76,390,905      56,371,608    51,706,515     (33,023,190)      987,594       15,949,481
    137,352,795      80,981,187   102,432,496     135,455,686    15,949,481               --
    ------------   ------------   ------------   ------------   -----------     ------------
    $213,743,700   $137,352,795   $154,139,011   $102,432,496   $16,937,075     $ 15,949,481
    ============   ============   ============   ============   ===========     ============
      1,500,000       1,850,000       450,000         250,000            --          500,000
             --              --            --         750,102            --               --
             --               2            22              32            --               --
       (300,000)       (800,000)           --        (600,000)           --         (200,000)
    ------------   ------------   ------------   ------------   -----------     ------------
      1,200,000       1,050,002       450,022         400,134            --          300,000
    ============   ============   ============   ============   ===========     ============
    $     2,869    $     16,934   $   (10,047)   $     38,444   $    (1,962)    $      2,769
    ============   ============   ============   ============   ===========     ============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                           SPDR DJ WILSHIRE                SPDR DJ WILSHIRE
                                                            MID CAP GROWTH                   MID CAP VALUE
                                                                  ETF                             ETF
                                                     -----------------------------   -----------------------------
                                                     FOR THE SIX                     FOR THE SIX
                                                     MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD
                                                      12/31/2006     11/8/2005*-      12/31/2006     11/8/2005*-
                                                     (UNAUDITED)      6/30/2006      (UNAUDITED)      6/30/2006
                                                     ------------   --------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).....................  $    85,546     $    44,954      $  103,591     $    255,911
  Net realized gain (loss) on investments and
    foreign currency transactions..................      300,693         954,400         123,200        2,038,225
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency transactions..........................    1,141,914         774,772         570,766           93,143
                                                     -----------     -----------      ----------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS................................    1,528,153       1,774,126         797,557        2,387,279
                                                     -----------     -----------      ----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................      (88,334)        (43,583)       (107,797)        (251,159)
  Net realized gains...............................     (526,548)             --        (124,635)              --
                                                     -----------     -----------      ----------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............     (614,882)        (43,583)       (232,432)        (251,159)
                                                     -----------     -----------      ----------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.............           --      24,721,431              --       28,483,878
  Net proceeds from reinvestment of shares
    issued.........................................           --              --              --               --
  Cost of shares redeemed..........................           --      (6,076,490)             --      (22,425,743)
                                                     -----------     -----------      ----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS.................           --      18,644,941              --        6,058,135
                                                     -----------     -----------      ----------     ------------
  Net increase (decrease) in net assets during
    year...........................................      913,271      20,375,484         565,125        8,194,255
  Net assets at beginning of year..................   20,375,484              --       8,194,255               --
                                                     -----------     -----------      ----------     ------------
NET ASSETS END OF YEAR (1).........................  $21,288,755     $20,375,484      $8,759,380     $  8,194,255
                                                     ===========     ===========      ==========     ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold......................................           --         450,000              --          550,000
  Shares issued in connection with stock splits....           --              --              --               --
  Shares issued to shareholders from reinvestment
    of distributions...............................           --              --              --               --
  Shares redeemed..................................           --        (100,000)             --         (400,000)
                                                     -----------     -----------      ----------     ------------
NET INCREASE (DECREASE)............................           --         350,000              --          150,000
                                                     ===========     ===========      ==========     ============
(1) Including undistributed (distribution in excess
      of) net investment income....................  $    (1,541)    $     1,247      $   (2,252)    $      1,954
                                                     ===========     ===========      ==========     ============
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

          SPDR DJ WILSHIRE               SPDR DJ WILSHIRE              SPDR DJ WILSHIRE
              SMALL CAP                  SMALL CAP GROWTH               SMALL CAP VALUE
                 ETF                            ETF                           ETF
    -----------------------------   ---------------------------   ---------------------------
    FOR THE SIX                     FOR THE SIX                   FOR THE SIX
    MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED                  MONTHS ENDED
     12/31/2006     11/08/2005*-     12/31/2006     YEAR ENDED     12/31/2006     YEAR ENDED
    (UNAUDITED)      6/30/2006      (UNAUDITED)     6/30/2006     (UNAUDITED)     6/30/2006
    ------------   --------------   ------------   ------------   ------------   ------------
    $   112,996     $   207,122     $    49,909    $    186,151   $ 1,098,345    $  2,065,233
      1,734,761         770,348       2,563,758       8,013,245     6,449,477       7,796,365
       (856,609)        966,684       1,028,126        (840,241)    1,053,408       4,995,608
    ------------    -----------     ------------   ------------   ------------   ------------
        991,148       1,944,154       3,641,793       7,359,155     8,601,230      14,857,206
    ------------    -----------     ------------   ------------   ------------   ------------
       (123,869)       (182,448)        (44,138)       (200,434)   (1,257,780)     (1,960,638)
       (285,598)             --              --              --       (20,105)     (3,178,795)
    ------------    -----------     ------------   ------------   ------------   ------------
       (409,467)       (182,448)        (44,138)       (200,434)   (1,277,885)     (5,139,433)
    ------------    -----------     ------------   ------------   ------------   ------------
      6,174,415      27,385,847      14,190,299      30,309,612    13,659,264      18,935,465
             --              --              --              --         8,078          17,589
    (17,566,551)     (3,034,830)    (12,632,302)    (12,245,955)  (26,676,155)    (15,910,446)
    ------------    -----------     ------------   ------------   ------------   ------------
    (11,392,136)     24,351,017       1,557,997      18,063,657   (13,008,813)      3,042,608
    ------------    -----------     ------------   ------------   ------------   ------------
    (10,810,455)     26,112,723       5,155,652      25,222,378    (5,685,468)     12,760,381
     26,112,723              --      78,405,104      53,182,726   101,343,808      88,583,427
    ------------    -----------     ------------   ------------   ------------   ------------
    $15,302,268     $26,112,723     $83,560,756    $ 78,405,104   $95,658,340    $101,343,808
    ============    ===========     ============   ============   ============   ============
        100,000         500,000         150,000         350,000       200,000         300,000
             --              --              --              --            --       1,000,395
             --              --              --              --           118             285
       (300,000)        (50,000)       (150,000)       (150,000)     (400,000)       (250,000)
    ------------    -----------     ------------   ------------   ------------   ------------
       (200,000)        450,000              --         200,000      (199,882)      1,050,680
    ============    ===========     ============   ============   ============   ============
    $     1,569     $    12,442     $     7,265    $      1,494   $   (11,751)   $    147,684
    ============    ===========     ============   ============   ============   ============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                       SPDR DJ GLOBAL TITANS ETF         DJ WILSHIRE REIT ETF
                                                      ---------------------------   -------------------------------
                                                      FOR THE SIX                    FOR THE SIX
                                                      MONTHS ENDED                   MONTHS ENDED
                                                       12/31/2006     YEAR ENDED      12/31/2006       YEAR ENDED
                                                      (UNAUDITED)     6/30/2006      (UNAUDITED)       6/30/2006
                                                      ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................  $ 1,412,116    $  1,882,487   $  25,259,384    $   31,326,095
  Net realized gain (loss) on investments and
    foreign currency transactions...................    2,491,787       4,661,097      68,821,272        82,214,447
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency transactions...........................   13,625,483       1,524,620     109,022,596        58,193,073
                                                      ------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS.................................   17,529,386       8,068,204     203,103,252       171,733,615
                                                      ------------   ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................   (1,503,967)     (1,869,699)    (23,939,231)      (37,602,831)
  Net realized gains................................           --              --      (7,909,615)       (5,390,964)
                                                      ------------   ------------   --------------   --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............   (1,503,967)     (1,869,699)    (31,848,846)      (42,993,795)
                                                      ------------   ------------   --------------   --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares sold.........  104,749,933       6,628,720     279,460,336       590,604,411
  Net proceeds from reinvestment of shares issued...        2,376           1,569         413,189           256,774
  Cost of shares redeemed...........................  (11,456,468)    (42,688,496)   (176,872,106)     (329,612,103)
                                                      ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS..................   93,295,841     (36,058,207)    103,001,419       261,249,082
                                                      ------------   ------------   --------------   --------------
  Net increase (decrease) in net assets during
    year............................................  109,321,260     (29,859,702)    274,255,825       389,988,902
  Net assets at beginning of year...................   77,043,978     106,903,680   1,049,211,801       659,222,899
                                                      ------------   ------------   --------------   --------------
NET ASSETS END OF YEAR (1)..........................  $186,365,238   $ 77,043,978   $1,323,467,626   $1,049,211,801
                                                      ============   ============   ==============   ==============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.......................................    1,450,000         100,000       3,350,000         7,400,000
  Shares issued in connection with stock splits.....           --              --              --         7,803,171
  Shares issued to shareholders from reinvestment of
    distributions...................................           32              24           4,790             3,640
  Shares redeemed...................................     (150,000)       (650,000)     (2,100,000)       (4,750,000)
                                                      ------------   ------------   --------------   --------------
NET INCREASE (DECREASE).............................    1,300,032        (549,976)      1,254,790        10,456,811
                                                      ============   ============   ==============   ==============
(1) Including undistributed (distribution in excess
      of) net investment income.....................  $   (71,273)   $     20,578   $   6,761,796    $    5,441,643
                                                      ============   ============   ==============   ==============
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             KBW BANK ETF               KBW CAPITAL MARKETS ETF             KBW INSURANCE ETF
    ------------------------------   ------------------------------   ------------------------------
     FOR THE SIX                      FOR THE SIX                      FOR THE SIX
    MONTHS ENDED    FOR THE PERIOD   MONTHS ENDED    FOR THE PERIOD   MONTHS ENDED    FOR THE PERIOD
     12/31/2006      11/8/2005*-      12/31/2006      11/8/2005*-      12/31/2006      11/8/2005*-
     (UNAUDITED)      6/30/2006       (UNAUDITED)      6/30/2006       (UNAUDITED)      6/30/2006
    -------------   --------------   -------------   --------------   -------------   --------------
    $  1,358,169    $   1,665,121    $    242,309    $     901,496    $    470,680     $    346,849
       7,443,261        1,901,499      11,355,097        6,592,561       4,422,783         (242,378)
         866,019           37,711       4,143,108       (4,036,694)      2,457,245         (710,686)
    -------------   -------------    -------------   -------------    -------------    ------------
       9,667,449        3,604,331      15,740,514        3,457,363       7,350,708         (606,215)
    -------------   -------------    -------------   -------------    -------------    ------------
      (1,451,275)      (1,533,888)       (247,178)        (886,514)       (490,149)        (327,506)
              --               --              --               --              --               --
    -------------   -------------    -------------   -------------    -------------    ------------
      (1,451,275)      (1,533,888)       (247,178)        (886,514)       (490,149)        (327,506)
    -------------   -------------    -------------   -------------    -------------    ------------
     180,046,413      526,161,182     309,772,923      173,435,282     171,720,390       78,322,768
             118               --              --               --              --               --
    (265,907,179)    (380,475,606)   (265,377,985)    (125,447,167)   (160,266,929)     (41,533,848)
    -------------   -------------    -------------   -------------    -------------    ------------
     (85,860,648)     145,685,576      44,394,938       47,988,115      11,453,461       36,788,920
    -------------   -------------    -------------   -------------    -------------    ------------
     (77,644,474)     147,756,019      59,888,274       50,558,964      18,314,020       35,855,199
     147,756,019               --      50,558,964               --      35,855,199               --
    -------------   -------------    -------------   -------------    -------------    ------------
    $ 70,111,545    $ 147,756,019    $110,447,238    $  50,558,964    $ 54,169,219     $ 35,855,199
    =============   =============    =============   =============    =============    ============
       3,200,000        9,950,000       4,950,000        3,000,000       3,200,000        1,500,000
              --               --              --               --              --               --
               2               --              --               --              --               --
      (4,750,000)      (7,200,000)     (4,200,000)      (2,100,000)     (2,950,000)        (800,000)
    -------------   -------------    -------------   -------------    -------------    ------------
      (1,549,998)       2,750,000         750,000          900,000         250,000          700,000
    =============   =============    =============   =============    =============    ============
    $     38,127    $     131,233    $     14,621    $      19,490    $       (126)    $     19,343
    =============   =============    =============   =============    =============    ============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                             MORGAN STANLEY                      SPDR
                                                               TECHNOLOGY                    S&P DIVIDEND
                                                                  ETF                             ETF
                                                      ----------------------------   -----------------------------
                                                      FOR THE SIX                    FOR THE SIX
                                                      MONTHS ENDED                   MONTHS ENDED   FOR THE PERIOD
                                                       12/31/2006     YEAR ENDED      12/31/2006     11/8/2005*-
                                                      (UNAUDITED)      6/30/2006     (UNAUDITED)      6/30/2006
                                                      ------------   -------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................  $   (20,472)   $      96,773   $ 2,487,240     $  1,466,102
  Net realized gain (loss) on investments and
    foreign currency transactions...................    2,151,142        5,361,921     7,190,956           24,659
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency transactions...........................   16,878,044      (16,336,454)    8,272,408        1,581,695
                                                      ------------   -------------   ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS.................................   19,008,714      (10,877,760)   17,950,604        3,072,456
                                                      ------------   -------------   ------------    ------------
  UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
    PRICE OF FUND SHARES ISSUED AND REDEEMED........           --               --       237,742           (1,219)
                                                      ------------   -------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................           --          (96,773)   (2,876,565)      (1,359,788)
  Net realized gains................................           --               --            --               --
  Return of capital.................................           --          (17,750)           --               --
                                                      ------------   -------------   ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............           --         (114,523)   (2,876,565)      (1,359,788)
                                                      ------------   -------------   ------------    ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares sold.........   94,634,389      276,749,443   132,338,359       98,549,837
  Net proceeds from reinvestment of shares issued...           --               --         1,545              109
  Cost of shares redeemed...........................  (72,087,433)    (151,430,514)  (49,944,274)              --
  Net income equalization...........................           --               --      (237,742)           1,219
                                                      ------------   -------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS..................   22,546,956      125,318,929    82,157,888       98,551,165
                                                      ------------   -------------   ------------    ------------
  Net increase (decrease) in net assets during
    year............................................   41,555,670      114,326,646    97,469,669      100,262,614
  Net assets at beginning of year...................  144,873,032       30,546,386   100,262,614               --
                                                      ------------   -------------   ------------    ------------
NET ASSETS END OF YEAR (1)..........................  $186,428,702   $ 144,873,032   $197,732,283    $100,262,614
                                                      ============   =============   ============    ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.......................................    1,700,000        5,250,000     2,250,000        1,800,000
  Shares issued to shareholders from reinvestment of
    distributions...................................           --               --            25                2
  Shares redeemed...................................   (1,350,000)      (2,950,000)     (850,000)              --
                                                      ------------   -------------   ------------    ------------
NET INCREASE (DECREASE).............................      350,000        2,300,000     1,400,025        1,800,002
                                                      ============   =============   ============    ============
(1) Including undistributed (distribution in excess
      of) net investment income.....................  $   (20,472)   $          --   $    42,835     $    194,418
                                                      ============   =============   ============    ============
 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                SPDR                             SPDR                             SPDR
             S&P BIOTECH                   S&P HOMEBUILDERS                S&P METALS & MINING
                 ETF                              ETF                              ETF
    -----------------------------   -------------------------------   -----------------------------
    FOR THE SIX                      FOR THE SIX                      FOR THE SIX
    MONTHS ENDED   FOR THE PERIOD    MONTHS ENDED    FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD
     12/31/2006     1/31/2006*-       12/31/2006      1/31/2006*-      12/31/2006     6/19/2006*-
    (UNAUDITED)      6/30/2006       (UNAUDITED)       6/30/2006      (UNAUDITED)      6/30/2006
    ------------   --------------   --------------   --------------   ------------   --------------
    $   (86,576)    $    (47,923)   $     665,221    $     106,168    $   161,456     $    11,354
       (132,015)      (1,327,319)       5,183,119       (7,373,332)       141,484              --
        176,949       (1,783,760)      10,521,705      (15,306,419)    (1,616,551)      3,386,116
    -----------     ------------    --------------   -------------    -----------     -----------
        (41,642)      (3,159,002)      16,370,045      (22,573,583)    (1,313,611)      3,397,470
    -----------     ------------    --------------   -------------    -----------     -----------
             --               --               --               --             --              --
    -----------     ------------    --------------   -------------    -----------     -----------
             --               --         (651,716)        (122,923)      (151,778)             --
             --               --               --               --             --              --
             --               --               --               --             --              --
    -----------     ------------    --------------   -------------    -----------     -----------
             --               --         (651,716)        (122,923)      (151,778)             --
    -----------     ------------    --------------   -------------    -----------     -----------
     23,276,436       61,945,862    1,016,894,105      393,968,465     15,625,685      26,652,871
             --               --               --               --             --              --
             --      (28,952,254)    (903,457,454)    (205,364,432)    (2,484,358)             --
             --               --               --               --             --              --
    -----------     ------------    --------------   -------------    -----------     -----------
     23,276,436       32,993,608      113,436,651      188,604,033     13,141,327      26,652,871
    -----------     ------------    --------------   -------------    -----------     -----------
     23,234,794       29,834,606      129,154,980      165,907,527     11,675,938      30,050,341
     29,834,606               --      165,907,527               --     30,050,341              --
    -----------     ------------    --------------   -------------    -----------     -----------
    $53,069,400     $ 29,834,606    $ 295,062,507    $ 165,907,527    $41,726,279     $30,050,341
    ===========     ============    ==============   =============    ===========     ===========
        500,000        1,250,000       30,300,000        9,900,000        300,000         600,000
             --               --               --               --             --              --
             --         (600,000)     (27,300,000)      (5,000,000)       (50,000)             --
    -----------     ------------    --------------   -------------    -----------     -----------
        500,000          650,000        3,000,000        4,900,000        250,000         600,000
    ===========     ============    ==============   =============    ===========     ===========
    $   (86,576)    $         --    $      13,505    $          --    $    21,032     $    11,354
    ===========     ============    ==============   =============    ===========     ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          SPDR S&P OIL & GAS               SPDR S&P OIL & GAS
                                                         EQUIPMENT & SERVICES           EXPLORATION & PRODUCTION
                                                                  ETF                             ETF
                                                     -----------------------------   ------------------------------
                                                     FOR THE SIX                      FOR THE SIX
                                                     MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED    FOR THE PERIOD
                                                      12/31/2006     6/19/2006*-      12/31/2006      6/19/2006*-
                                                     (UNAUDITED)      6/30/2006       (UNAUDITED)      6/30/2006
                                                     ------------   --------------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).....................  $     9,462     $       716     $     33,169     $       535
  Net realized gain (loss) on investments and
    foreign currency transactions..................     (263,369)             --        5,089,512              --
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency transactions..........................   (1,225,923)      1,536,825       (2,549,586)      2,659,016
                                                     ------------    -----------     -------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS................................   (1,479,830)      1,537,541        2,573,095       2,659,551
                                                     ------------    -----------     -------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................      (10,874)             --          (34,001)             --
  Net realized gains...............................           --              --               --              --
                                                     ------------    -----------     -------------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............      (10,874)             --          (34,001)             --
                                                     ------------    -----------     -------------    -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares sold........   65,426,744      13,997,050      126,796,747      16,900,433
  Net proceeds from reinvestment of shares
    issued.........................................           --              --               --              --
  Cost of shares redeemed..........................  (44,190,453)             --     (127,913,847)             --
                                                     ------------    -----------     -------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS.................   21,236,291      13,997,050       (1,117,100)     16,900,433
                                                     ------------    -----------     -------------    -----------
  Net increase (decrease) in net assets during
    year...........................................   19,745,587      15,534,591        1,421,994      19,559,984
  Net assets at beginning of year..................   15,534,591              --       19,559,984              --
                                                     ------------    -----------     -------------    -----------
NET ASSETS END OF YEAR (1).........................  $35,280,178     $15,534,591     $ 20,981,978     $19,559,984
                                                     ============    ===========     =============    ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold......................................    2,350,000         500,000        3,550,000         500,000
  Shares issued to shareholders from reinvestment
    of distributions...............................           --              --               --              --
  Shares redeemed..................................   (1,650,000)             --       (3,500,000)             --
                                                     ------------    -----------     -------------    -----------
NET INCREASE (DECREASE)............................      700,000         500,000           50,000         500,000
                                                     ============    ===========     =============    ===========
(1) Including undistributed (distribution in excess
      of) net investment income....................  $      (696)    $       716     $       (297)    $       535
                                                     ============    ===========     =============    ===========
 * Commencement of operations

See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
              SPDR S&P                           SPDR                            SPDR                         KBW REGIONAL
           PHARMACEUTICALS                    S&P RETAIL                   S&P SEMICONDUCTOR                    BANKING
                 ETF                             ETF                              ETF                             ETF
    -----------------------------   ------------------------------   -----------------------------   ------------------------------
    FOR THE SIX                      FOR THE SIX                     FOR THE SIX                      FOR THE SIX
    MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED    FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED    FOR THE PERIOD
     12/31/2006     6/19/2006*-      12/31/2006      6/19/2006*-      12/31/2006     1/31/2006*-      12/31/2006      6/19/2006*-
    (UNAUDITED)      6/30/2006       (UNAUDITED)      6/30/2006      (UNAUDITED)      6/30/2006       (UNAUDITED)      6/30/2006
    ------------   --------------   -------------   --------------   ------------   --------------   -------------   --------------
    $   117,263     $     1,350     $     97,708     $     4,601     $    67,016     $     18,917    $    729,580     $     42,061
        621,102              --        5,279,957              --         665,820       (2,442,046)      2,187,956           29,917
         19,383         228,524       (2,147,450)        489,448       1,561,595       (5,289,967)      1,268,127        1,251,577
    -----------     -----------     -------------    -----------     ------------    ------------    -------------    ------------
        757,748         229,874        3,230,215         494,049       2,294,431       (7,713,096)      4,185,663        1,323,555
    -----------     -----------     -------------    -----------     ------------    ------------    -------------    ------------
       (118,933)             --         (102,386)             --         (59,892)         (26,243)       (669,260)              --
       (118,361)             --               --              --              --               --              --               --
    -----------     -----------     -------------    -----------     ------------    ------------    -------------    ------------
       (237,294)             --         (102,386)             --         (59,892)         (26,243)       (669,260)              --
    -----------     -----------     -------------    -----------     ------------    ------------    -------------    ------------
     28,195,414      15,708,800      421,144,852      20,193,431      51,289,215       87,369,614     933,821,105      133,309,275
          2,009              --               --              --              --               --              --               --
     (6,709,235)             --     (339,152,457)             --     (68,841,644)     (32,340,051)   (767,611,865)     (35,556,594)
    -----------     -----------     -------------    -----------     ------------    ------------    -------------    ------------
     21,488,188      15,708,800       81,992,395      20,193,431     (17,552,429)      55,029,563     166,209,240       97,752,681
    -----------     -----------     -------------    -----------     ------------    ------------    -------------    ------------
     22,008,642      15,938,674       85,120,224      20,687,480     (15,317,890)      47,290,224     169,725,643       99,076,236
     15,938,674              --       20,687,480              --      47,290,224               --      99,076,236               --
    -----------     -----------     -------------    -----------     ------------    ------------    -------------    ------------
    $37,947,316     $15,938,674     $105,807,704     $20,687,480     $31,972,334     $ 47,290,224    $268,801,879     $ 99,076,236
    ===========     ===========     =============    ===========     ============    ============    =============    ============
        800,000         500,000        9,150,000         550,000       1,100,000        1,650,000      15,450,000        2,800,000
             58              --               --              --              --               --              --               --
       (200,000)             --       (7,100,000)             --      (1,450,000)        (650,000)    (12,150,000)        (750,000)
    -----------     -----------     -------------    -----------     ------------    ------------    -------------    ------------
        600,058         500,000        2,050,000         550,000        (350,000)       1,000,000       3,300,000        2,050,000
    ===========     ===========     =============    ===========     ============    ============    =============    ============
    $      (320)    $     1,350     $        (77)    $     4,601     $     7,124     $         --    $    102,381     $     42,061
    ===========     ===========     =============    ===========     ============    ============    =============    ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      SPDR
                                                                   DJ WILSHIRE
                                                                TOTAL MARKET ETF
                                  -----------------------------------------------------------------------------
                                  FOR THE SIX
                                  MONTHS ENDED
                                   12/31/2006    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                  (UNAUDITED)    6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
                                  ------------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $  91.82      $ 85.26      $  80.87     $  69.97     $ 71.67      $ 87.13
                                    --------      -------      --------     --------     -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)....        0.79         1.50          1.69         1.17        1.05         1.02
Net realized and unrealized gain
  (loss) (5)....................       10.02         6.54          4.38        10.89       (1.68)      (15.49)
                                    --------      -------      --------     --------     -------      -------
Total from investment
  operations....................       10.81         8.04          6.07        12.06       (0.63)      (14.47)
                                    --------      -------      --------     --------     -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income...........       (0.83)       (1.48)        (1.68)       (1.16)      (1.07)       (0.99)
                                    --------      -------      --------     --------     -------      -------
NET ASSET VALUE, END OF
  PERIOD........................    $ 101.80      $ 91.82      $  85.26     $  80.87     $ 69.97      $ 71.67
                                    ========      =======      ========     ========     =======      =======
TOTAL RETURN (1)................       11.80%        9.47%         7.55%       17.31%      (0.77)%     (16.69)%
Net assets, end of period (in
  000's)........................    $111,994      $96,416      $106,580     $113,229     $80,474      $75,264
Ratio of expenses to average net
  assets........................        0.20%(2)     0.21%         0.21%        0.22%       0.24%        0.23%
Ratio of net investment income
  (loss) to average net
  assets........................        1.64%(2)     1.62%         2.05%        1.59%       1.65%        1.25%
Portfolio turnover rate (3).....           0%           2%           32%           5%          6%           6%

    See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

--------------------------------------------------------------------------------

                SPDR                                                    SPDR
             DJ WILSHIRE                                             DJ WILSHIRE
            LARGE CAP ETF                                       LARGE CAP GROWTH ETF
    -----------------------------   -----------------------------------------------------------------------------
    FOR THE SIX                     FOR THE SIX
    MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED
     12/31/2006     11/8/2005*-      12/31/2006    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
    (UNAUDITED)      6/30/2006      (UNAUDITED)    6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
    ------------   --------------   ------------   ----------   ----------   ----------   ----------   ----------
      $ 58.17          $56.03         $  49.05      $  46.27     $ 47.56      $ 40.98        41.07      $ 60.81
      -------          ------         --------      --------     -------      -------      -------      -------
         0.53            0.94             0.22          0.34        0.71         0.23         0.24(4)      0.16
         6.69            2.11             4.39          2.78       (1.29)        6.60        (0.10)      (19.77)
      -------          ------         --------      --------     -------      -------      -------      -------
         7.22            3.05             4.61          3.12       (0.58)        6.83         0.14       (19.61)
      -------          ------         --------      --------     -------      -------      -------      -------
        (0.53)          (0.91)           (0.23)        (0.34)      (0.71)       (0.25)       (0.23)       (0.13)
      -------          ------         --------      --------     -------      -------      -------      -------
      $ 64.86          $58.17         $  53.43      $  49.05     $ 46.27      $ 47.56      $ 40.98      $ 41.07
      =======          ======         ========      ========     =======      =======      =======      =======
        12.44%           5.47%            9.41%         6.75%      (1.25)%      16.70%        0.38%      (32.29)%
      $12,971          $5,817         $213,744      $137,353     $80,981      $68,973      $22,542      $16,431
         0.20%(2)        0.21%(2)         0.20%(2)      0.21%       0.21%        0.21%        0.23%        0.25%
         1.76%(2)        1.68%(2)         0.94%(2)      0.74%       1.57%        0.59%        0.64%        0.32%
            2%              4%               7%           43%         21%          20%          37%          18%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                SPDR DJ WILSHIRE
                                                               LARGE CAP VALUE ETF
                                  -----------------------------------------------------------------------------
                                  FOR THE SIX
                                  MONTHS ENDED
                                   12/31/2006    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                  (UNAUDITED)    6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
                                  ------------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $  73.15      $  67.72     $  62.91     $ 55.76      $ 55.69      $ 64.72
                                    --------      --------     --------     -------      -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)....        0.93          1.80         1.70        1.51         1.34         1.17
Net realized and unrealized gain
  (loss) (5)....................       10.20          5.44         4.81        7.10         0.09        (9.05)
                                    --------      --------     --------     -------      -------      -------
Total from investment
  operations....................       11.13          7.24         6.51        8.61         1.43        (7.88)
                                    --------      --------     --------     -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income...........       (0.97)        (1.81)       (1.70)      (1.46)       (1.36)       (1.15)
Net realized gains..............          --            --           --          --           --           --
                                    --------      --------     --------     -------      -------      -------
Total distributions.............       (0.97)        (1.81)       (1.70)      (1.46)       (1.36)       (1.15)
                                    --------      --------     --------     -------      -------      -------
NET ASSET VALUE, END OF
  PERIOD........................    $  83.31      $  73.15     $  67.72     $ 62.91      $ 55.76      $ 55.69
                                    ========      ========     ========     =======      =======      =======
TOTAL RETURN (1)................       15.24%        10.80%       10.43%      15.54%        2.87%      (12.31)%
Net assets, end of period (in
  000's)........................    $154,139      $102,432     $135,456     $94,370      $44,616      $38,989
Ratio of expenses to average net
  assets........................        0.20%(2)      0.21%        0.21%       0.21%        0.23%        0.24%
Ratio of net investment income
  (loss) to average net
  assets........................        2.47%(2)      2.52%        2.51%       2.72%        2.54%        1.81%
Portfolio turnover rate (3).....           6%           42%          19%         28%          33%          10%

    See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
          SPDR DJ WILSHIRE                SPDR DJ WILSHIRE                SPDR DJ WILSHIRE                SPDR DJ WILSHIRE
             MID CAP ETF                 MID CAP GROWTH ETF               MID CAP VALUE ETF                 SMALL CAP ETF
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
    FOR THE SIX                     FOR THE SIX                     FOR THE SIX                     FOR THE SIX
    MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD
     12/31/2006     11/8/2005*-      12/31/2006     11/8/2005*-      12/31/2006     11/8/2005*-      12/31/2006     11/8/2005*-
    (UNAUDITED)      6/30/2006      (UNAUDITED)      6/30/2006      (UNAUDITED)      6/30/2006      (UNAUDITED)      6/30/2006
    ------------   --------------   ------------   --------------   ------------   --------------   ------------   --------------
      $ 53.16         $ 49.18         $ 58.22         $ 53.95          $54.63          $50.42         $ 58.03         $ 52.42
      -------         -------         -------         -------          ------          ------         -------         -------
         0.44            0.41            0.24            0.11            0.69            0.73            0.47            0.46
         4.11            3.96            4.12            4.26            4.63            4.18            4.35            5.56
      -------         -------         -------         -------          ------          ------         -------         -------
         4.55            4.37            4.36            4.37            5.32            4.91            4.82            6.02
      -------         -------         -------         -------          ------          ------         -------         -------
        (0.46)          (0.39)          (0.25)          (0.10)          (0.72)          (0.70)          (0.50)          (0.41)
        (0.79)             --           (1.50)             --           (0.83)             --           (1.14)             --
      -------         -------         -------         -------          ------          ------         -------         -------
        (1.25)          (0.39)          (1.75)          (0.10)          (1.55)          (0.70)          (1.64)          (0.41)
      -------         -------         -------         -------          ------          ------         -------         -------
      $ 56.46         $ 53.16         $ 60.83         $ 58.22          $58.40          $54.63         $ 61.21         $ 58.03
      =======         =======         =======         =======          ======          ======         =======         =======
         8.54%           8.92%           7.49%           8.10%           9.76%           9.76%           8.32%          11.49%
      $16,937         $15,949         $21,289         $20,375          $8,759          $8,194         $15,302         $26,113
         0.25%(2)        0.26%(2)        0.25%(2)        0.26%(2)        0.25%(2)        0.26%(2)        0.25%(2)        0.26%(2)
         1.62%(2)        1.24%(2)        0.83%(2)        0.30%(2)        2.44%(2)        2.20%           1.22%(2)        1.35%(2)
           23%             25%             28%             34%             23%             29%              9%             10%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     SPDR DJ WILSHIRE
                                                                   SMALL CAP GROWTH ETF
                                       -----------------------------------------------------------------------------
                                       FOR THE SIX
                                       MONTHS ENDED
                                        12/31/2006    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                       (UNAUDITED)    6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
                                       ------------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $ 87.11       $ 75.96      $ 69.92      $ 53.55      $ 54.10      $ 79.15
                                         -------       -------      -------      -------      -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).........       0.06          0.23         0.33         0.39(4)     (0.02)        0.00+
Net realized and unrealized gain
  (loss) (5).........................       5.71         11.17         6.03        16.30        (0.53)      (25.05)
                                         -------       -------      -------      -------      -------      -------
Total from investment operations.....       5.77         11.40         6.36        16.69        (0.55)      (25.05)
                                         -------       -------      -------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................      (0.05)        (0.25)       (0.32)       (0.32)          --           --
Net realized gains...................         --            --           --           --           --           --
                                         -------       -------      -------      -------      -------      -------
Total distributions..................      (0.05)        (0.25)       (0.32)       (0.32)          --           --
                                         -------       -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD.......    $ 92.83       $ 87.11      $ 75.96      $ 69.92      $ 53.55      $ 54.10
                                         =======       =======      =======      =======      =======      =======
TOTAL RETURN (1).....................       6.63%        15.02%        9.13%       31.19%       (1.02)%     (31.64)%
Net assets, end of period (in
  000's).............................    $83,561       $78,405      $53,183      $55,944      $18,747      $21,647
Ratio of expenses to average net
  assets.............................       0.25%(2)      0.26%        0.26%        0.27%        0.29%        0.30%
Ratio of net investment income (loss)
  to average net assets..............       0.14%(2)      0.26%        0.46%        0.59%       (0.04)%      (0.22)%
Portfolio turnover rate (3)..........         13%           84%          36%          63%          60%          46%

    See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

--------------------------------------------------------------------------------

                                  SPDR DJ WILSHIRE
                                 SMALL CAP VALUE ETF
    -----------------------------------------------------------------------------
    FOR THE SIX
    MONTHS ENDED
     12/31/2006    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
    (UNAUDITED)    6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
    ------------   ----------   ----------   ----------   ----------   ----------
      $ 65.35       $  59.03     $ 56.97      $ 45.07      $ 45.17      $ 42.98
      -------       --------     -------      -------      -------      -------
         0.83           1.40(4)     1.14(4)      0.91         1.26         0.96
         5.57           8.21        4.55        12.92         0.14         3.82
      -------       --------     -------      -------      -------      -------
         6.40           9.61        5.69        13.83         1.40         4.78
      -------       --------     -------      -------      -------      -------
        (0.93)         (1.30)      (1.14)       (0.75)       (1.20)       (1.01)
        (0.01)         (1.99)      (2.49)       (1.18)       (0.30)       (1.58)
      -------       --------     -------      -------      -------      -------
        (0.94)         (3.29)      (3.63)       (1.93)       (1.50)       (2.59)
      -------       --------     -------      -------      -------      -------
      $ 70.81       $  65.35     $ 59.03      $ 56.97      $ 45.07      $ 45.17
      =======       ========     =======      =======      =======      =======
         9.86%         16.66%      10.07%       30.92%        3.57%       11.54%
      $95,658       $101,344     $88,583      $76,928      $33,813      $54,217
         0.25%(2)       0.26%       0.26%        0.27%        0.29%        0.28%
             %(2)
         2.28           2.21%       2.00%        1.88%        2.76%        2.31%
           14%            97%         33%          54%          43%          29%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             SPDR DJ GLOBAL TITANS ETF
                                    ----------------------------------------------------------------------------
                                    FOR THE SIX
                                      MONTHS
                                       ENDED
                                    12/31/2006    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)   6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2002
                                    -----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $  66.98      $ 62.88      $  61.43     $ 54.04      $ 56.00      $ 70.60
                                     --------      -------      --------     -------      -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)......       0.79         1.46          1.47        0.72         0.90(4)      0.62
Net realized and unrealized gain
  (loss) (5)......................       9.03         4.08          1.44        7.60        (1.67)      (14.63)
                                     --------      -------      --------     -------      -------      -------
Total from investment
  operations......................       9.82         5.54          2.91        8.32        (0.77)      (14.01)
                                     --------      -------      --------     -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............      (0.74)       (1.44)        (1.46)      (0.93)       (1.19)       (0.59)
Net realized gains................         --           --            --          --           --           --
                                     --------      -------      --------     -------      -------      -------
Total distributions...............      (0.74)       (1.44)        (1.46)      (0.93)       (1.19)       (0.59)
                                     --------      -------      --------     -------      -------      -------
NET ASSET VALUE, END OF PERIOD....   $  76.06      $ 66.98      $  62.88     $ 61.43      $ 54.04      $ 56.00
                                     ========      =======      ========     =======      =======      =======
TOTAL RETURN (1)..................      14.70%        8.88%         4.75%      15.47%       (1.21)%     (19.92)%
Net assets, end of period (in
  000's)..........................   $186,365      $77,044      $106,904     $67,581      $10,814      $25,207
Ratio of expenses to average net
  assets..........................       0.51%(2)     0.51%         0.51%       0.51%        0.54%        0.55%
Ratio of net investment income
  (loss) to average net assets....       2.17%(2)     2.11%         2.47%       1.84%        1.77%        1.07%
Portfolio turnover rate (3).......          2%           9%           36%         15%          13%          12%

    See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

--------------------------------------------------------------------------------

                                   DJ WILSHIRE REIT ETF
------------------------------------------------------------------------------------------
    FOR THE SIX
      MONTHS
       ENDED
    12/31/2006     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    (UNAUDITED)   6/30/2006(6)   6/30/2005(6)   6/30/2004(6)   6/30/2003(6)   6/30/2002(6)
    -----------   ------------   ------------   ------------   ------------   ------------
    $    75.98     $    65.56      $  51.38       $  42.59       $  43.48       $ 40.24
    ----------     ----------      --------       --------       --------       -------
          1.70           2.99          2.98(4)        2.59(4)        2.09          2.73(4)
         12.37          10.88         14.00           8.69          (0.79)         3.21
    ----------     ----------      --------       --------       --------       -------
         14.07          13.87         16.98          11.28           1.30          5.94
    ----------     ----------      --------       --------       --------       -------
         (1.65)         (3.00)        (2.80)         (2.33)         (2.05)        (2.47)
         (0.54)         (0.45)           --          (0.16)         (0.14)        (0.23)
    ----------     ----------      --------       --------       --------       -------
         (2.19)         (3.45)        (2.80)         (2.49)         (2.19)        (2.70)
    ----------     ----------      --------       --------       --------       -------
    $    87.86     $    75.98      $  65.56       $  51.38       $  42.59       $ 43.48
    ==========     ==========      ========       ========       ========       =======
         18.60%         21.73%        33.64%         26.70%          3.41%        15.53%
    $1,323,468     $1,049,212      $659,223       $447,114       $121,398       $32,622
          0.25%(2)        0.26%        0.26%          0.26%          0.28%         0.30%
          4.16%(2)        3.57%        5.06%          5.23%          6.95%         6.74%
             6%            11%           12%            15%            10%           15%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               KBW BANK                       KBW CAPITAL
                                                                  ETF                         MARKETS ETF
                                                     -----------------------------   -----------------------------
                                                     FOR THE SIX                     FOR THE SIX
                                                     MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD
                                                      12/31/2006     11/8/2005*-      12/31/2006     11/8/2005*-
                                                     (UNAUDITED)      6/30/2006      (UNAUDITED)      6/30/2006
                                                     ------------   --------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...............    $ 53.73         $  50.17        $  56.18        $ 53.07
                                                       -------         --------        --------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).......................       1.20             0.93            0.23           2.63
Net realized and unrealized gain (loss) (5)........       4.72             3.52           10.78           3.09
                                                       -------         --------        --------        -------
Total from investment operations...................       5.92             4.45           11.01           5.72
                                                       -------         --------        --------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................      (1.22)           (0.89)          (0.25)         (2.61)
Return of capital..................................         --               --              --             --
                                                       -------         --------        --------        -------
Total distributions................................      (1.22)           (0.89)          (0.25)         (2.61)
                                                       -------         --------        --------        -------
NET ASSET VALUE, END OF PERIOD.....................    $ 58.43         $  53.73        $  66.94        $ 56.18
                                                       =======         ========        ========        =======
TOTAL RETURN (1)...................................      11.04%            8.90%          19.61%         10.55%
Net assets, end of period (in 000's)...............    $70,112         $147,756        $110,447        $50,559
Ratio of expenses to average net assets............       0.36%(2)         0.36%(2)        0.35%(2)       0.36%(2)
Ratio of net investment income (loss) to average
  net assets.......................................       2.88%(2)         3.06%(2)        0.66%(2)       2.42%(2)
Portfolio turnover rate (3)........................          5%              22%             29%            11%

    See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

--------------------------------------------------------------------------------

            KBW INSURANCE
                 ETF                                                MORGAN STANLEY TECHNOLOGY ETF
    -----------------------------   ---------------------------------------------------------------------------------------------
    FOR THE SIX                     FOR THE SIX
    MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED
     12/31/2006     11/8/2005*-      12/31/2006      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
    (UNAUDITED)      6/30/2006      (UNAUDITED)      6/30/2006       6/30/2005       6/30/2004       6/30/2003       6/30/2002
    ------------   --------------   ------------   --------------   ------------   --------------   ------------   --------------
      $ 51.22         $ 52.12         $  49.11        $  46.99        $ 49.18         $ 36.67         $ 33.30         $ 58.17
      -------         -------         --------        --------        -------         -------         -------         -------
         0.50            0.44            (0.01)           0.03           0.11           (0.09)(4)       (0.08)           0.00+
         5.78           (0.93)            7.39            2.13          (2.19)          12.60            3.45          (24.87)
      -------         -------         --------        --------        -------         -------         -------         -------
         6.28           (0.49)            7.38            2.16          (2.08)          12.51            3.37          (24.87)
      -------         -------         --------        --------        -------         -------         -------         -------
        (0.48)          (0.41)              --           (0.03)         (0.11)             --              --              --
           --              --               --           (0.01)            --              --              --              --
      -------         -------         --------        --------        -------         -------         -------         -------
        (0.48)          (0.41)              --           (0.04)         (0.11)             --              --              --
      -------         -------         --------        --------        -------         -------         -------         -------
      $ 57.02         $ 51.22         $  56.49        $  49.11        $ 46.99         $ 49.18         $ 36.67         $ 33.30
      =======         =======         ========        ========        =======         =======         =======         =======
        12.26%          (0.93)%          15.04%           4.60%         (4.25)%         34.11%          10.14%         (42.77)%
      $54,169         $35,855         $186,429        $144,873        $30,546         $24,595         $34,842         $53,276
         0.35%(2)        0.36%(2)         0.50%(2)        0.51%          0.51%           0.52%           0.53%           0.54%
         1.51%(2)        1.27%(2)        (0.03)%(2)        0.07%         0.24%          (0.20)%         (0.21)%         (0.30)%
            6%             16%              14%             23%            46%             17%             23%             37%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      SPDR                           SPDR
                                                                  S&P DIVIDEND                   S&P BIOTECH
                                                                      ETF                            ETF
                                                          ----------------------------   ----------------------------
                                                          FOR THE SIX                    FOR THE SIX
                                                            MONTHS                         MONTHS
                                                             ENDED      FOR THE PERIOD      ENDED      FOR THE PERIOD
                                                          12/31/2006     11/8/2005*-     12/31/2006     1/31/2006*-
                                                          (UNAUDITED)     6/30/2006      (UNAUDITED)     6/30/2006
                                                          -----------   --------------   -----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $  55.70        $  53.49        $ 45.90        $ 49.67
                                                           --------        --------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)............................       0.93            1.12          (0.08)         (0.07)
Net realized and unrealized gain (loss) (5).............       6.11            2.15           0.33          (3.70)
                                                           --------        --------        -------        -------
Total from investment operations........................       7.04            3.27           0.25          (3.77)
                                                           --------        --------        -------        -------
Undistributed net investment income included in price of
  units issued and redeemed.............................       0.07            0.00+            --             --
                                                           --------        --------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................      (1.02)          (1.06)            --             --
                                                           --------        --------        -------        -------
NET ASSET VALUE, END OF PERIOD..........................   $  61.79        $  55.70        $ 46.15        $ 45.90
                                                           ========        ========        =======        =======
TOTAL RETURN (1)........................................      12.79%           6.16%          0.54%         (7.59)%
Net assets, end of period (in 000's)....................   $197,732        $100,263        $53,069        $29,835
Ratio of expenses to average net assets.................       0.32%(2)        0.30%(2)       0.36%(2)       0.36%(2)
Ratio of expense to average net assets before waivers...       0.36%(2)        0.36%(2)         --             --
Ratio of net investment income (loss) to average net
  assets................................................       3.27%(2)        3.45%(2)      (0.35)%(2)      (0.33)%(2)
Portfolio turnover rate (3).............................         27%             25%            33%            38%

    See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

--------------------------------------------------------------------------------

                SPDR                                                                                  SPDR S&P OIL & GAS
          S&P HOMEBUILDERS              SPDR S&P METALS &              SPDR S&P OIL & GAS          EXPLORATION & PRODUCTION
                ETF                         MINING ETF              EQUIPMENT & SERVICES ETF                 ETF
    ----------------------------   ----------------------------   ----------------------------   ----------------------------
    FOR THE SIX                      FOR THE                        FOR THE                        FOR THE
      MONTHS                       SIX MONTHS                     SIX MONTHS                     SIX MONTHS
       ENDED      FOR THE PERIOD      ENDED      FOR THE PERIOD      ENDED      FOR THE PERIOD      ENDED      FOR THE PERIOD
    12/31/2006     1/31/2006*-     12/31/2006     6/19/2006*-     12/31/2006     6/19/2006*-     12/31/2006     6/19/2006*-
    (UNAUDITED)     6/30/2006      (UNAUDITED)     6/30/2006      (UNAUDITED)     6/30/2006      (UNAUDITED)     6/30/2006
    -----------   --------------   -----------   --------------   -----------   --------------   -----------   --------------
     $  33.86        $  46.92        $ 50.08        $ 43.29        $  31.07        $ 27.99         $ 39.12        $ 33.80
     --------        --------        -------        -------        --------        -------         -------        -------
         0.14            0.07           0.20           0.02            0.01           0.00+           0.04           0.00+
         3.49          (13.06)         (0.99)          6.77           (1.67)          3.08           (0.97)          5.32
     --------        --------        -------        -------        --------        -------         -------        -------
         3.63          (12.99)         (0.79)          6.79           (1.66)          3.08           (0.93)          5.32
     --------        --------        -------        -------        --------        -------         -------        -------
           --              --             --             --              --             --              --             --
     --------        --------        -------        -------        --------        -------         -------        -------
        (0.14)          (0.07)         (0.20)            --           (0.01)            --           (0.04)            --
     --------        --------        -------        -------        --------        -------         -------        -------
     $  37.35        $  33.86        $ 49.09        $ 50.08        $  29.40        $ 31.07         $ 38.15        $ 39.12
     ========        ========        =======        =======        ========        =======         =======        =======
        10.75%         (27.70)%        (1.56)%        15.70%          (5.33)%        10.98%          (2.38)%        15.74%
     $295,063        $165,908        $41,726        $30,050        $ 35,280        $15,535         $20,982        $19,560
         0.35%(2)        0.36%(2)       0.36%(2)       0.36%(2)        0.35%(2)       0.36%(2)        0.36%(2)       0.36%(2)
           --              --             --             --              --             --              --             --
         0.59%(2)        0.34%(2)       1.07%(2)       1.65%(2)        0.10%(2)       0.17%(2)        0.21%(2)       0.10%(2)
            7%             19%            20%             0%             18%             0%             35%             0%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                        SPDR S&P
                                                                  PHARMACEUTICALS ETF
                                                              ----------------------------
                                                                FOR THE
                                                              SIX MONTHS
                                                                 ENDED      FOR THE PERIOD
                                                              12/31/2006     6/19/2006*-
                                                              (UNAUDITED)     6/30/2006
                                                              -----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $  31.88        $ 31.42
                                                               --------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................       0.15           0.00+
Net realized and unrealized gain (loss) (5).................       2.73           0.46
                                                               --------        -------
Total from investment operations............................       2.88           0.46
                                                               --------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................      (0.15)            --
Net realized gains..........................................      (0.11)            --
                                                               --------        -------
Total distributions.........................................      (0.26)            --
                                                               --------        -------
NET ASSET VALUE, END OF PERIOD..............................   $  34.50        $ 31.88
                                                               ========        =======
TOTAL RETURN (1)............................................       9.03%          1.46%
Net assets, end of period (in 000's)........................   $ 37,947        $15,939
Ratio of expenses to average net assets.....................       0.35%(2)       0.36%(2)
Ratio of net investment income (loss) to average net
  assets....................................................       0.94%(2)       0.29%(2)
Portfolio turnover rate (3).................................         12%             0%

 *   Commencement of operations
 +   Amount is less than $0.005 per share.
(1)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset
     value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be
     reinvested at net asset value per share on the respective
     payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3)  Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on
     streetTRACKS.
(4)  Per share numbers have been calculated using the average shares method.
(5)  The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to
     fluctuating market values for the Fund.
(6)  All per share amounts representing data prior to September
     21, 2005 have been adjusted for the affect of stock splits which occurred on September 21, 2005, as follows: DJ
     Wilshire Large Cap Value ETF: 2 for 1; DJ Wilshire Small Cap
     Value ETF and DJ Wilshire REIT ETF: 3 for 1.
(7)  Beginning NAV and distributions to shareholders have been adjusted for the affect of a 3 for 1 stock split which
     occurred on June 15, 2005.

--------------------------------------------------------------------------------

                                             SPDR S&P
        SPDR S&P RETAIL ETF             SEMICONDUCTOR ETF           KBW REGIONAL BANKING ETF
    ----------------------------   ----------------------------   ----------------------------
      FOR THE                        FOR THE                      FOR THE SIX
    SIX MONTHS                     SIX MONTHS                       MONTHS
       ENDED      FOR THE PERIOD      ENDED      FOR THE PERIOD      ENDED      FOR THE PERIOD
    12/31/2006     6/19/2006*-     12/31/2006     1/31/2006*-     12/31/2006     6/19/2006*-
    (UNAUDITED)     6/30/2006      (UNAUDITED)     6/30/2006      (UNAUDITED)     6/30/2006
    -----------   --------------   -----------   --------------   -----------   --------------
     $  37.61        $ 36.72         $ 47.29        $ 53.32        $  48.33        $ 48.02
     --------        -------         -------        -------        --------        -------
         0.07           0.01            0.08           0.02            0.61           0.02
         3.10           0.88            1.89          (6.03)           1.92           0.29
     --------        -------         -------        -------        --------        -------
         3.17           0.89            1.97          (6.01)           2.53           0.31
     --------        -------         -------        -------        --------        -------
        (0.08)            --           (0.07)         (0.02)          (0.62)            --
     --------        -------         -------        -------        --------        -------
           --             --              --             --              --             --
     --------        -------         -------        -------        --------        -------
        (0.08)            --           (0.07)         (0.02)          (0.62)            --
     --------        -------         -------        -------        --------        -------
     $  40.70        $ 37.61         $ 49.19        $ 47.29        $  50.24        $ 48.33
     ========        =======         =======        =======        ========        =======
         8.41%          2.42%           4.16%        (11.26)%          5.24%          0.66%
     $105,808        $20,687         $31,972        $47,290        $268,802        $99.076
         0.35%(2)       0.36%(2)        0.35%(2)       0.36%(2)        0.36%(2)       0.36%(2)
         0.44%(2)       0.82%(2)        0.27%(2)       0.10%(2)        2.14%(2)       4.01%(2)
           31%             0%             19%            40%             28%             0%

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of thirty-seven portfolios, each of which represents a separate series of beneficial interest in the Trust, (each referred to as a "Fund", collectively as "the Funds"). The following twenty-six Funds were operational as of December 31, 2006: SPDR DJ Wilshire Total Market ETF (formerly, streetTRACKS DJ Wilshire Total Market ETF), SPDR DJ Wilshire Large Cap ETF (formerly, streetTRACKS DJ Wilshire Large Cap ETF), SPDR DJ Wilshire Large Cap Growth ETF (formerly, streetTRACKS DJ Wilshire Large Cap Growth ETF), SPDR DJ Wilshire Large Cap Value ETF (formerly, streetTRACKS DJ Wilshire Large Cap Value ETF), SPDR DJ Wilshire Mid Cap ETF (formerly, streetTRACKS DJ Wilshire Mid Cap ETF), SPDR DJ Wilshire Mid Cap Growth ETF (formerly, streetTRACKS DJ Wilshire Mid Cap Growth ETF), SPDR DJ Wilshire Mid Cap Value ETF (formerly, streetTRACKS DJ Wilshire Mid Cap Value ETF), SPDR DJ Wilshire Small Cap ETF (formerly, streetTRACKS DJ Wilshire Small Cap ETF), SPDR DJ Wilshire Small Cap Growth ETF (formerly, streetTRACKS DJ Wilshire Small Cap Growth ETF), SPDR DJ Wilshire Small Cap Value ETF (formerly, streetTRACKS DJ Wilshire Small Cap Value
ETF), SPDR DJ Global Titans ETF (formerly, streetTRACKS DJ Global Titans ETF), DJ Wilshire REIT ETF (formerly, streetTRACKS DJ Wilshire REIT ETF), KBW Bank ETF (formerly, streetTRACKS KBW Bank ETF), KBW Capital Markets ETF (formerly, streetTRACKS KBW Capital Markets ETF), KBW Insurance ETF (formerly, streetTRACKS KBW Insurance ETF), Morgan Stanley Technology ETF (formerly, streetTRACKS Morgan Stanley Technology ETF), SPDR S&P Dividend ETF (formerly, SPDR Dividend ETF), SPDR S&P Biotech ETF (formerly, SPDR Biotech ETF), SPDR S&P Homebuilders ETF (formerly, SPDR Homebuilders ETF), SPDR S&P Metals & Mining ETF (formerly, SPDR Metals & Mining ETF), SPDR S&P Oil & Gas Equipment & Services ETF (formerly, SPDR Oil & Gas Equipment & Services ETF), SPDR S&P Oil & Gas Exploration & Production ETF (formerly, SPDR Oil & Gas Exploration & Production ETF), SPDR S&P Pharmaceuticals ETF (formerly, SPDR Pharmaceuticals ETF), SPDR S&P Retail ETF (formerly, SPDR Retail ETF), SPDR S&P Semiconductor ETF (formerly, SPDR Semiconductor ETF), and KBW Regional Banking ETF (formerly, streetTRACKS KBW Regional Banking ETF). The following eleven Funds were not operational as of December 31, 2006: SPDR S&P Aerospace & Defense ETF (formerly, SPDR Aerospace & Defense ETF), SPDR S&P Building & Construction ETF (formerly, SPDR Building & Construction ETF), SPDR S&P Computer Hardware ETF (formerly, SPDR Computer Hardware ETF), SPDR S&P Computer Software ETF (formerly, SPDR Computer Software
ETF), SPDR S&P Health Care Equipment ETF (formerly, SPDR Health Care Equipment
ETF), SPDR S&P Health Care Services ETF (formerly, SPDR Health Care Services
ETF), SPDR S&P LeisureTime ETF (formerly, SPDR LeisureTime ETF), SPDR S&P Outsourcing & IT Consulting ETF (formerly, SPDR Outsourcing & IT Consulting
ETF), SPDR S&P Telecom ETF (formerly, SPDR Telecom ETF), SPDR S&P Transportation ETF (formerly, SPDR Transportation ETF) and KBW Mortgage Finance ETF (formerly, streetTRACKS KBW Mortgage Finance ETF). No financial information is presented for these non-operational Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

EQUALIZATION

The SPDR S&P Dividend ETF follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITS and losses deferred due to wash sales.

For the six months ended December 31, 2006, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                               $        --
SPDR DJ Wilshire Large Cap ETF                                      166,056
SPDR DJ Wilshire Large Cap Growth ETF                             2,409,372
SPDR DJ Wilshire Large Cap Value ETF                                     --
SPDR DJ Wilshire Mid Cap ETF                                             --
SPDR DJ Wilshire Mid Cap Growth ETF                                      --
SPDR DJ Wilshire Mid Cap Value ETF                                       --
SPDR DJ Wilshire Small Cap ETF                                    1,578,153
SPDR DJ Wilshire Small Cap Growth ETF                             1,877,766
SPDR DJ Wilshire Small Cap Value ETF                              4,340,750
SPDR DJ Global Titans ETF                                         2,590,833
DJ Wilshire REIT ETF                                             60,524,859
KBW Bank ETF                                                      7,360,542
KBW Capital Markets ETF                                          11,055,453
KBW Insurance ETF                                                 4,327,037
Morgan Stanley Technology ETF                                     3,640,228
SPDR S&P Dividend ETF                                             4,792,136
SPDR S&P Biotech ETF                                                     --
SPDR S&P Homebuilders ETF                                         9,291,390
SPDR S&P Metals & Mining ETF                                        456,030
SPDR S&P Oil & Gas Equipment & Services ETF                        (428,587)
SPDR S&P Oil & Gas Exploration & Production ETF                   5,091,158
SPDR S&P Pharmaceuticals ETF                                        450,421
SPDR S&P Retail ETF                                               5,756,331
SPDR S&P Semiconductor ETF                                        2,287,905
KBW Regional Banking ETF                                          1,987,257

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

At December 31, 2006, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                              2009         2010          2011           2012           2013          2014
                                             -------    ----------    -----------    -----------    ----------    -----------
SPDR DJ Wilshire Total Market ETF            $    --    $ (372,167)   $(3,654,485)   $(1,348,494)   $ (153,659)   $(4,841,395)
SPDR DJ Wilshire Large Cap ETF                    --            --             --             --            --             --
SPDR DJ Wilshire Large Cap Growth ETF        (12,048)   (5,920,273)    (4,738,409)    (2,821,107)     (309,686)    (3,652,974)
SPDR DJ Wilshire Large Cap Value ETF              --            --       (707,042)      (652,025)   (2,898,052)            --
SPDR DJ Wilshire Mid Cap ETF                      --            --             --             --            --             --
SPDR DJ Wilshire Mid Cap Growth ETF               --            --             --             --            --             --
SPDR DJ Wilshire Mid Cap Value ETF                --            --             --             --            --             --
SPDR DJ Wilshire Small Cap ETF                    --            --             --             --            --             --
SPDR DJ Wilshire Small Cap Growth ETF             --            --       (672,033)            --            --             --
SPDR DJ Wilshire Small Cap Value ETF              --            --             --             --            --             --
SPDR DJ Global Titans ETF                         --      (476,156)    (1,493,437)      (984,760)           --             --
DJ Wilshire REIT ETF                              --            --             --             --            --             --
KBW Bank ETF                                      --            --             --             --            --             --
KBW Capital Markets ETF                           --            --             --             --            --             --
KBW Insurance ETF                                 --            --             --             --            --             --
Morgan Stanley Technology ETF                 (1,836)   (2,341,875)   (10,238,030)   (19,143,628)   (8,746,932)    (3,784,746)
SPDR S&P Dividend ETF                             --            --             --             --            --             --
SPDR S&P Biotech ETF                              --            --             --             --            --             --
SPDR S&P Homebuilders ETF                         --            --             --             --            --             --
SPDR S&P Metals & Mining ETF                      --            --             --             --            --             --
SPDR S&P Oil & Gas Equipment & Services ETF       --            --             --             --            --             --
SPDR S&P Oil & Gas Exploration & Production
  ETF                                             --            --             --             --            --             --
SPDR S&P Pharmaceuticals ETF                      --            --             --             --            --             --
SPDR S&P Retail ETF                               --            --             --             --            --             --
SPDR S&P Semiconductor ETF                        --            --             --             --            --             --
KBW Regional Banking ETF                          --            --             --             --            --             --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2005 through June 30, 2006 that are deferred for tax purposes until fiscal 2007:

                                                                   DEFERRED LOSSES
----------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                    $       --
SPDR DJ Wilshire Large Cap ETF                                               --
SPDR DJ Wilshire Large Cap Growth ETF                                   167,654
SPDR DJ Wilshire Large Cap Value ETF                                         --
SPDR DJ Wilshire Mid Cap ETF                                                 --
SPDR DJ Wilshire Mid Cap Growth ETF                                          --
SPDR DJ Wilshire Mid Cap Value ETF                                           --
SPDR DJ Wilshire Small Cap ETF                                               --
SPDR DJ Wilshire Small Cap Growth ETF                                        --
SPDR DJ Wilshire Small Cap Value ETF                                         --
SPDR DJ Global Titans ETF                                                92,651
DJ Wilshire REIT ETF                                                         --
KBW Bank ETF                                                                 --
KBW Capital Markets ETF                                                      --
KBW Insurance ETF                                                            --
Morgan Stanley Technology ETF                                         2,191,596
SPDR S&P Dividend ETF                                                        --
SPDR S&P Biotech ETF                                                  1,123,574
SPDR S&P Homebuilders ETF                                             3,333,473
SPDR S&P Metals & Mining ETF                                                 --
SPDR S&P Oil & Gas Equipment & Services ETF                                  --
SPDR S&P Oil & Gas Exploration & Production ETF                              --
SPDR S&P Pharmaceuticals ETF                                                 --
SPDR S&P Retail ETF                                                          --
SPDR S&P Semiconductor ETF                                            1,217,841
KBW Regional Banking ETF                                                     --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                0.20%
SPDR DJ Wilshire Large Cap ETF                                   0.20
SPDR DJ Wilshire Large Cap Growth ETF                            0.20
SPDR DJ Wilshire Large Cap Value ETF                             0.20
SPDR DJ Wilshire Mid Cap ETF                                     0.25
SPDR DJ Wilshire Mid Cap Growth ETF                              0.25
SPDR DJ Wilshire Mid Cap Value ETF                               0.25
SPDR DJ Wilshire Small Cap ETF                                   0.25
SPDR DJ Wilshire Small Cap Growth ETF                            0.25
SPDR DJ Wilshire Small Cap Value ETF                             0.25
SPDR DJ Global Titans ETF                                        0.50
DJ Wilshire REIT ETF                                             0.25
KBW Bank ETF                                                     0.35
KBW Capital Markets ETF                                          0.35
KBW Insurance ETF                                                0.35
Morgan Stanley Technology ETF                                    0.50
SPDR S&P Dividend ETF                                            0.35*
SPDR S&P Homebuilders ETF                                        0.35
SPDR S&P Biotech ETF                                             0.35
SPDR S&P Semiconductor ETF                                       0.35
SPDR S&P Metals & Mining ETF                                     0.35
SPDR S&P Oil & Gas Equipment & Services ETF                      0.35
SPDR S&P Oil & Gas Exploration & Production ETF                  0.35
SPDR S&P Pharmaceuticals ETF                                     0.35
SPDR S&P Retail ETF                                              0.35
KBW Regional Banking ETF                                         0.35

The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

*The Adviser had contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% for the one year ending October 31, 2006.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the DJ Wilshire Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2007 and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees and for other Board-related matters. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee. The Trustee's independent counsel fees are included as part of the trustee fees presented on the financial statements.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

The SPDR DJ Wilshire Total Market ETF, SPDR DJ Wilshire Large Cap ETF, SPDR DJ Wilshire Large Cap Growth ETF, KBW Bank ETF and KBW Capital Markets ETF have invested in affiliated companies. These investments represent 0.14%, 0.16%, 0.34%, 4.14% and 4.60%, respectively, of net assets at December 31, 2006. Amounts relating to these investments at December 31, 2006 and for the period ended are:

SDPR DJ WILSHIRE TOTAL MARKET ETF:

                                                              SHARES PURCHASED      SHARES SOLD FOR       NUMBER OF
                                         NUMBER OF SHARES    FOR THE SIX MONTHS      THE SIX MONTHS      SHARES HELD
SECURITY DESCRIPTION                     HELD AT 6/30/06       ENDED 12/31/06        ENDED 12/31/06      AT 12/31/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                            2,141                 115                    0                2,256

                                                                           REALIZED GAIN ( LOSS )
                                                   INCOME EARNED FOR     ON SHARES SOLD DURING THE      MARKET VALUE
                                                     THE SIX MONTHS           SIX MONTHS ENDED         AT SIX MONTHS
SECURITY DESCRIPTION                                 ENDED 12/31/06               12/31/06             ENDED 12/31/06
---------------------------------------------------------------------------------------------------------------------
State Street Corp.                                        $856                       $0                   $152,145

SPDR DJ WILSHIRE LARGE CAP ETF:

                                                              SHARES PURCHASED      SHARES SOLD FOR       NUMBER OF
                                         NUMBER OF SHARES    FOR THE SIX MONTHS      THE SIX MONTHS      SHARES HELD
SECURITY DESCRIPTION                     HELD AT 6/30/06       ENDED 12/31/06        ENDED 12/31/06      AT 12/31/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                             157                  231                    77                311

                                                                           REALIZED GAIN ON SHARES
                                                     INCOME EARNED FOR       SOLD DURING THE SIX       MARKET VALUE
                                                       THE SIX MONTHS           MONTHS ENDED          AT SIX MONTHS
SECURITY DESCRIPTION                                   ENDED 12/31/06             12/31/06            ENDED 12/31/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                                          $47                     $322                 $20,974

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF:

                                                              SHARES PURCHASED      SHARES SOLD FOR       NUMBER OF
                                         NUMBER OF SHARES    FOR THE SIX MONTHS      THE SIX MONTHS      SHARES HELD
SECURITY DESCRIPTION                     HELD AT 6/30/06       ENDED 12/31/06        ENDED 12/31/06      AT 12/31/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                            7,561                4,208                  957              10,812

                                                       INCOME EARNED     REALIZED GAIN ON SHARES
                                                        FOR THE SIX        SOLD DURING THE SIX       MARKET VALUE
                                                        MONTHS ENDED          MONTHS ENDED          AT SIX MONTHS
SECURITY DESCRIPTION                                      12/31/06              12/31/06            ENDED 12/31/06
------------------------------------------------------------------------------------------------------------------
State Street Corp.                                         $3,394                $5,687                $729,161

KBW BANK ETF:

                                                              SHARES PURCHASED      SHARES SOLD FOR       NUMBER OF
                                         NUMBER OF SHARES    FOR THE SIX MONTHS      THE SIX MONTHS      SHARES HELD
SECURITY DESCRIPTION                     HELD AT 6/30/06       ENDED 12/31/06        ENDED 12/31/06      AT 12/31/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                            97,857              101,588               156,372            43,073

                                                                           REALIZED GAIN ON SHARES
                                                     INCOME EARNED FOR       SOLD DURING THE SIX       MARKET VALUE
                                                       THE SIX MONTHS           MONTHS ENDED          AT SIX MONTHS
SECURITY DESCRIPTION                                   ENDED 12/31/06             12/31/06            ENDED 12/31/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                                        $32,353                 $144,588              $2,904,843

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

KBW CAPITAL MARKETS ETF:

                                                              SHARES PURCHASED      SHARES SOLD FOR       NUMBER OF
                                         NUMBER OF SHARES    FOR THE SIX MONTHS      THE SIX MONTHS      SHARES HELD
SECURITY DESCRIPTION                     HELD AT 6/30/06       ENDED 6/30/06         ENDED 6/30/06       AT 12/31/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                            36,620              193,484               154,700            75,404

                                                     INCOME EARNED FOR     REALIZED GAIN ON SHARES     MARKET VALUE
                                                       THE SIX MONTHS        SOLD DURING THE SIX      AT SIX MONTHS
SECURITY DESCRIPTION                                   ENDED 6/30/06        MONTHS ENDED 6/30/06      ENDED 12/31/06
--------------------------------------------------------------------------------------------------------------------
State Street Corp.                                        $16,488                 $116,828              $5,085,246

4.  SHAREHOLDER TRANSACTIONS

Except for Shares issued under the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders of portfolio transactions.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2006 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                       IDENTIFIED       UNREALIZED      UNREALIZED      APPRECIATION
                                                          COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                    $   91,480,453    $ 25,267,686    $ 4,885,967      $ 20,381,719
SPDR DJ Wilshire Large Cap ETF                           12,056,403       1,047,311        147,408           899,903
SPDR DJ Wilshire Large Cap Growth ETF                   195,519,784      22,772,296      4,702,574        18,069,722
SPDR DJ Wilshire Large Cap Value ETF                    132,672,720      22,964,657      1,735,767        21,228,890
SPDR DJ Wilshire Mid Cap ETF                             15,326,330       2,071,434        476,213         1,595,221
SPDR DJ Wilshire Mid Cap Growth ETF                      19,369,343       2,576,720        660,034         1,916,686
SPDR DJ Wilshire Mid Cap Value ETF                        8,081,564         883,272        219,363           663,909
SPDR DJ Wilshire Small Cap ETF                           15,219,099       1,010,169        900,094           110,075
SPDR DJ Wilshire Small Cap Growth ETF                    76,990,476      11,173,756      4,513,281         6,660,475
SPDR DJ Wilshire Small Cap Value ETF                     84,853,941      13,442,406      2,645,870        10,796,536
SPDR DJ Global Titans ETF                               169,374,444      19,128,108      2,056,035        17,072,073
DJ Wilshire REIT ETF                                  1,056,498,571     265,353,474      6,056,679       259,296,795
KBW Bank ETF                                             69,116,258       1,435,994        532,264           903,730
KBW Capital Markets ETF                                 110,294,539       2,517,848      2,411,434           106,414
KBW Insurance ETF                                        52,358,227       1,948,899        202,340         1,746,559
Morgan Stanley Technology ETF                           192,151,691       9,212,057     14,920,577        (5,708,520)
SPDR S&P Dividend ETF                                   187,342,630      10,841,002        986,899         9,854,103
SPDR S&P Biotech ETF                                     54,692,523       4,029,531      5,636,342        (1,606,811)
SPDR S&P Homebuilders ETF                               299,847,282       1,192,298      5,977,012        (4,784,714)
SPDR S&P Metals & Mining ETF                             39,934,348       3,681,187      1,911,622         1,769,565
SPDR S&P Oil & Gas Equipment & Services ETF              34,968,676       1,054,028        743,126           310,902
SPDR S&P Oil & Gas Exploration & Production ETF          20,873,394         780,767        671,337           109,430
SPDR S&P Pharmaceuticals ETF                             37,686,325       1,099,026        851,119           247,907
SPDR S&P Retail ETF                                     107,438,248         785,823      2,443,825        (1,658,002)
SPDR S&P Semiconductor ETF                               35,711,257         589,879      4,318,251        (3,728,372)
KBW Regional Banking ETF                                265,955,193       2,935,489        415,785         2,519,704

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2006, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
-------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                             $    4,850,411   $         --
SPDR DJ Wilshire Large Cap ETF                                     9,089,290      3,023,802
SPDR DJ Wilshire Large Cap Growth ETF                             74,693,105     14,748,118
SPDR DJ Wilshire Large Cap Value ETF                              35,302,638             --
SPDR DJ Wilshire Mid Cap ETF                                              --             --
SPDR DJ Wilshire Mid Cap Growth ETF                                       --             --
SPDR DJ Wilshire Mid Cap Value ETF                                        --             --
SPDR DJ Wilshire Small Cap ETF                                     6,168,383     17,558,744
SPDR DJ Wilshire Small Cap Growth ETF                             14,189,274     12,313,443
SPDR DJ Wilshire Small Cap Value ETF                              13,659,136     26,322,778
SPDR DJ Global Titans ETF                                         96,688,441     10,587,421
DJ Wilshire REIT ETF                                             279,424,752    176,876,549
KBW Bank ETF                                                     157,765,032    243,639,411
KBW Capital Markets ETF                                          266,328,064    219,629,018
KBW Insurance ETF                                                152,971,772    141,514,521
Morgan Stanley Technology ETF                                     88,866,510     66,320,420
SPDR S&P Dividend ETF                                            132,113,044     49,944,593
SPDR S&P Biotech ETF                                              23,276,159             --
SPDR S&P Homebuilders ETF                                      1,016,871,472    903,458,496
SPDR S&P Metals & Mining ETF                                      15,626,624      2,484,036
SPDR S&P Oil & Gas Equipment & Services ETF                       65,422,302     44,189,598
SPDR S&P Oil & Gas Exploration & Production ETF                  126,329,385    127,915,601
SPDR S&P Pharmaceuticals ETF                                      28,196,587      6,707,367
SPDR S&P Retail ETF                                               38,064,382    283,026,392
SPDR S&P Semiconductor ETF                                        51,288,988     68,842,039
KBW Regional Banking ETF                                         765,464,065    597,920,151

For the six months ended December 31, 2006, the Trust had purchases and sales of investment securities as follows:

                                                                 PURCHASES         SALES
--------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                               $  1,117,509    $    507,862
SPDR DJ Wilshire Large Cap ETF                                       314,995         220,489
SPDR DJ Wilshire Large Cap Growth ETF                             12,854,577      11,335,188
SPDR DJ Wilshire Large Cap Value ETF                               8,122,639       7,470,376
SPDR DJ Wilshire Mid Cap ETF                                       3,708,386       3,697,990
SPDR DJ Wilshire Mid Cap Growth ETF                                5,808,207       5,984,415
SPDR DJ Wilshire Mid Cap Value ETF                                 1,945,875       1,988,055
SPDR DJ Wilshire Small Cap ETF                                     1,799,579       1,607,469
SPDR DJ Wilshire Small Cap Growth ETF                             11,795,407       9,665,939
SPDR DJ Wilshire Small Cap Value ETF                              14,901,539      13,715,409
SPDR DJ Global Titans ETF                                          9,621,906       2,243,226
DJ Wilshire REIT ETF                                             103,855,149      75,130,533
KBW Bank ETF                                                       4,659,135       4,654,612
KBW Capital Markets ETF                                           20,670,336      23,042,103
KBW Insurance ETF                                                  3,180,213       3,371,747
Morgan Stanley Technology ETF                                     20,897,474      20,969,487
SPDR S&P Dividend ETF                                             41,100,811      41,750,199
SPDR S&P Biotech ETF                                              15,533,050      15,726,712
SPDR S&P Homebuilders ETF                                         17,019,595      16,690,756
SPDR S&P Metals & Mining ETF                                       6,523,027       6,593,190
SPDR S&P Oil & Gas Equipment & Services ETF                        3,702,886       3,725,937
SPDR S&P Oil & Gas Exploration & Production ETF                   11,812,453      10,733,274
SPDR S&P Pharmaceuticals ETF                                       5,230,943       3,225,872
SPDR S&P Retail ETF                                               18,008,668      17,431,927
SPDR S&P Semiconductor ETF                                        11,378,822      11,468,616
KBW Regional Banking ETF                                          24,052,724      25,672,388

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in an industry or group of industries to the extent that the Funds' underlying index concentrates in a particular industry or group of industries. By concentrating their assets in a single industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of industries.

8.  OTHER INFORMATION

In December 2006, the SEC issued staff guidance ("SEC Letter") that delayed the implementation of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") and clarified its application. FIN 48 was originally released by the FASB in July 2006. FIN 48 mandates a two-part test for recognition of a tax benefit in the financial statement of any company (including an investment company) that follows generally accepted accounting principles. First, the company must determine that it has a greater than 50% likelihood of sustaining its position based on the "technical merits" of the position. Second, the company must determine the amount of benefit that may be recognized by considering all of the potential outcomes and measuring the probability that each will occur. The SEC Letter clarifies the types of guidance upon which investment companies can rely in determining the technical merits of a tax position. In addition, the SEC Letter permits investment companies to delay the implementation of FIN 48 until the last NAV calculation in the first required financial reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

STREETTRACKS SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Trust Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                                          7/1/2006       12/31/2006     07/01/06-12/31/06
---------------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                $1,000         $1,118.00           $1.07
SPDR DJ Wilshire Large Cap ETF                                   $1,000         $1,124.40           $1.07
SPDR DJ Wilshire Large Cap Growth ETF                            $1,000         $1,094.10           $1.06
SPDR DJ Wilshire Large Cap Value ETF                             $1,000         $1,152.40           $1.09
SPDR DJ Wilshire Mid Cap ETF                                     $1,000         $1,085.40           $1.31
SPDR DJ Wilshire Mid Cap Growth ETF                              $1,000         $1,074.90           $1.31
SPDR DJ Wilshire Mid Cap Value ETF                               $1,000         $1,000.00           $1.32
SPDR DJ Wilshire Small Cap ETF                                   $1,000         $1,083.20           $1.31
SPDR DJ Wilshire Small Cap Growth ETF                            $1,000         $1,066.30           $1.30
SPDR DJ Wilshire Small Cap Value ETF                             $1,000         $1,098.60           $1.32
SPDR DJ Global Titans ETF                                        $1,000         $1,147.00           $2.76
DJ Wilshire REIT ETF                                             $1,000         $1,186.00           $1.38
KBW Bank ETF                                                     $1,000         $1,110.40           $1.91
KBW Capital Markets ETF                                          $1,000         $1,196.10           $1.94
KBW Insurance ETF                                                $1,000         $1,122.60           $1.87
Morgan Stanley Technology ETF                                    $1,000         $1,150.40           $2.71
SPDR S&P Dividend ETF                                            $1,000         $1,127.90           $1.72
SPDR S&P Biotech ETF                                             $1,000         $1,005.40           $1.82
SPDR S&P Homebuilders ETF                                        $1,000         $1,107.50           $1.86

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                BEGINNING        ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                                          7/1/2006       12/31/2006     07/01/06-12/31/06
---------------------------------------------------------------------------------------------------------------
SPDR S&P Metals & Mining ETF                                     $1,000         $  984.40           $1.80
SPDR S&P Oil & Gas Equipment & Services ETF                      $1,000         $  946.70           $1.72
SPDR S&P Oil & Gas Exploration & Production ETF                  $1,000         $  976.20           $1.79
SPDR S&P Pharmaceuticals ETF                                     $1,000         $1,090.30           $1.84
SPDR S&P Retail ETF                                              $1,000         $1,084.10           $1.84
SPDR S&P Semiconductor ETF                                       $1,000         $1,041.60           $1.80
KBW Regional Banking ETF                                         $1,000         $1,052.40           $1.86

                                                                BEGINNING        ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
HYPOTHETICAL                                                    7/1/2006       12/31/2006     07/01/06-12/31/06
---------------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                $1,000         $1,024.20           $1.02
SPDR DJ Wilshire Large Cap ETF                                   $1,000         $1,024.20           $1.02
SPDR DJ Wilshire Large Cap Growth ETF                            $1,000         $1,024.20           $1.02
SPDR DJ Wilshire Large Cap Value ETF                             $1,000         $1,024.20           $1.02
SPDR DJ Wilshire Mid Cap ETF                                     $1,000         $1,023.95           $1.28
SPDR DJ Wilshire Mid Cap Growth ETF                              $1,000         $1,023.95           $1.28
SPDR DJ Wilshire Mid Cap Value ETF                               $1,000         $1,023.95           $1.28
SPDR DJ Wilshire Small Cap ETF                                   $1,000         $1,023.95           $1.28
SPDR DJ Wilshire Small Cap Growth ETF                            $1,000         $1,023.95           $1.28
SPDR DJ Wilshire Small Cap Value ETF                             $1,000         $1,023.95           $1.28
SPDR DJ Global Titans ETF                                        $1,000         $1,022.63           $2.60
DJ Wilshire REIT ETF                                             $1,000         $1,023.95           $1.28
KBW Bank ETF                                                     $1,000         $1,023.39           $1.84
KBW Capital Markets ETF                                          $1,000         $1,023.44           $1.79
KBW Insurance ETF                                                $1,000         $1,023.44           $1.79
Morgan Stanley Technology ETF                                    $1,000         $1,022.68           $2.55
SPDR S&P Dividend ETF                                            $1,000         $1,023.59           $1.63
SPDR S&P Biotech ETF                                             $1,000         $1,023.39           $1.84
SPDR S&P Homebuilders ETF                                        $1,000         $1,023.44           $1.79
SPDR S&P Metals & Mining ETF                                     $1,000         $1,023.44           $1.84
SPDR S&P Oil & Gas Equipment & Services ETF                      $1,000         $1,023.44           $1.79
SPDR S&P Oil & Gas Exploration & Production ETF                  $1,000         $1,023.39           $1.84
SPDR S&P Pharmaceuticals ETF                                     $1,000         $1,023.44           $1.79
SPDR S&P Retail ETF                                              $1,000         $1,023.44           $1.79
SPDR S&P Semiconductor ETF                                       $1,000         $1,023.44           $1.79
KBW Regional Banking ETF                                         $1,000         $1,023.39           $1.84

* Expenses are equal to the Fund's annualized expense ratio of 0.20%, 0.20%, 0.20%, 0.20%, 0.25%, 0.25%, 0.25%, 0.25%, 0.25%, 0.25%, 0.51%, 0.25%, 0.36%,
  0.35%, 0.35%, 0.50%, 0.32% 0.36%, 0.35%, 0.36%, 0.35%, 0.36%, 0.35%, 0.35%,
  0.35%, and 0.36%, respectively. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (or since commencement of operations), then divided by 365.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-866-787-2257 (toll free). Information regarding how the investment adviser votes these proxies is available by calling the same number and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the form N-Q will be available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdretfs.com.

FULL PORTFOLIO SCHEDULE

The complete schedules of portfolio holdings for the following Funds are available on the Funds' website at www.spdretfs.com, without charge, upon request, by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

SPDR DJ Wilshire Total Market ETF
SPDR DJ Wilshire Large Cap ETF
SPDR DJ Wilshire Large Cap Growth ETF
SPDR DJ Wilshire Large Cap Value ETF
SPDR DJ Wilshire Mid Cap ETF
SPDR DJ Wilshire Mid Cap Value ETF
SPDR DJ Wilshire Mid Cap Growth ETF
SPDR DJ Wilshire Small Cap ETF
SPDR DJ Wilshire Small Cap Growth ETF
SPDR DJ Wilshire Small Cap Value ETF

APPROVAL OF ADVISORY AGREEMENTS

At an in-person meeting held on August 23, 2006 (the "Meeting"), the Board of Trustees of the Trust (the "Board") considered renewal of the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the series portfolios of the Trust (each a "Fund", collectively, the "Funds"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to renew the Agreement, the Board considered certain factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

First, the Board considered the nature, extent and quality of the services provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser's responsibilities for managing the investment operations of each Fund in accordance with each Fund's investment objective and policies, and the applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the Funds, as exchange-traded funds ("ETFs"), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for the portfolio management and compliance. The Board also

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

considered the resources, structures and practices of the Adviser in managing the Funds' portfolios and in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its parent, State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board then determined that the nature, extent and quality of the services provided by the Adviser to the Trust were necessary and appropriate.

The Board then reviewed the Funds' performance, noting that the distinctive indexed investment objective of each of the Funds made the analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each Fund achieved its objective of replicating the total return of the applicable index. The Board reviewed information regarding the Funds' index tracking and tracking error, noting that each Fund closely tracked its benchmark index. The Board also considered that none of the Funds generated a taxable gain during the most recent fiscal year. The Board then determined that the performance of each Fund was satisfactory.

The Board considered the profitability of the advisory arrangement with the Funds to the Adviser including data on the Funds' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the bases of the profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser realized a profit on the Funds, the profitability was not excessive.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that Adviser maintains no soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fee to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board further determined that such economies of scale are currently shared with the Funds by way of the low fee structure of the Trust.

The Board evaluated the Funds' unitary fee through the review of comparative information with respect to fees paid by similar funds - i.e., ETFs tracking sector indexes. The Board reviewed the universe of similar ETFs for each Fund based upon Lipper Analytical Services and related comparative information. The Board also reviewed the expense ratios of the Funds and the unitary fee structure. The Board used a Fund by Fund analysis of the data to determine that each Fund's expense ratio was reasonable in light of its peers. The Board concluded, based on the information presented, that each Fund's fees were fair and reasonable in light those of their direct competitors.

The Board's conclusions regarding the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser were appropriate; (b) the performance, and more importantly, the index tracking, of each Fund had been satisfactory; (c) the Adviser's fees for each Fund and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) the profitability of the Trust's relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude materially to affect the Board's conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with the Funds.

At the Meeting, the Board also considered the renewal of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to the streetTRACKS DJ Wilshire REIT ETF (the "REIT Fund"). The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in real estate investment trusts, otherwise known as REITs. The Board considered that the REIT Fund clearly tracked its benchmark index and did not distribute any capital gains. In light of the Board's determination that the unitary fee paid to State Street by the Fund was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Trustees did not believe it necessary to evaluate the Sub-Adviser's profitability or any additional benefits that the Sub-Adviser may receive.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The Board's conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser were appropriate; (b) the performance, and more importantly, the index tracking, of the REIT Fund had been satisfactory; and (c) the Sub-Adviser's fees for the REIT Fund and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Sub-Adviser were not of a magnitude materially to affect the Board's conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the REIT Fund.

THE SSGA(R) FAMILY OF FUNDS

The following is a list of SSgA Funds being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SSGA FUND. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value (DSV)
SPDR Global Titans ETF (DGT)
DJ Wilshire REIT ETF (RWR)
KBW Bank ETF (KBE)
KBW Capital Markets ETF (KCE)
KBW Insurance ETF (KBI)
Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XHP)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
KBW Regional Banking ETF (KRE)

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

Dow Diamonds (DIA)

SPDR S&P 500 ETF (SPY)

DJ STOXX 50 ETF (FEU)
DJ Euro STOXX 50 ETF (FEZ)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)

State Street Global Markets, LLC, member NASD, SIPC is distributor for all SPDRs product. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR shares and Dow Diamonds, both unit investment trusts and Select Sector SPDRs.

streetTRACKS' SERIES TRUST


TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Ryan M. Louvar, Assistant Secretary
Chad C. Hallett, Assistant Treasurer
John W. Clark, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Peter A. Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116




Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdretfs.com
Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111


The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

For SPDR DJ Wilshire Small Cap Growth ETF, SPDR DJ Wilshire Small Cap Value ETF, Morgan Stanley Technology ETF, SPDR DJ Wilshire REIT ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF, KBW Regional Banking ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment &
Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF and SPDR S&P Retail ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For SPDR Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, Keefe, Bruyette & Woods, Inc., Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and administrator shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.
(c) 2007 State Street Corporation STSAR



For more complete information, please call 866.787.2257 or visit spdretfs.com today

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments for each series of the Trust, except for those series set forth below, is included as a part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

The Schedule of Investments for the following series of the Trust is set forth below:

SPDR DJ Wilshire Total Market ETF
SPDR DJ Wilshire Large Cap ETF
SPDR DJ Wilshire Large Cap Growth ETF
SPDR DJ Wilshire Large Cap Value ETF
SPDR DJ Wilshire Mid Cap ETF
SPDR DJ Wilshire Mid Cap Growth ETF
SPDR DJ Wilshire Mid Cap Value ETF
SPDR DJ Wilshire Small Cap ETF
SPDR DJ Wilshire Small Cap Growth ETF
SPDR DJ Wilshire Small Cap Value ETF

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.9%
Ascent Solar Technologies, Inc. (a)...     3,600  $     10,440
Boeing Co. ...........................     5,181       460,280
General Dynamics Corp. ...............     2,295       170,633
Goodrich Corp. .......................     1,430        65,136
Honeywell International, Inc. ........     5,271       238,460
L-3 Communications Holdings, Inc. ....     1,044        85,378
Lockheed Martin Corp. ................     2,361       217,377
Northrop Grumman Corp. ...............     2,204       149,211
Precision Castparts Corp. ............       813        63,642
Raytheon Co. .........................     3,446       181,949
Rockwell Collins, Inc. ...............     1,658       104,935
United Technologies Corp. ............     6,203       387,812
                                                  ------------
                                                     2,135,253
                                                  ------------
AIR FREIGHT & LOGISTICS -- 0.6%
C.H. Robinson Worldwide, Inc. ........       916        37,455
Expeditors International Washington,
  Inc. ...............................     2,619       106,070
FedEx Corp. ..........................     1,995       216,697
Forward Air Corp. ....................     1,723        49,846
United Parcel Service, Inc. (Class
  B)..................................     3,788       284,024
                                                  ------------
                                                       694,092
                                                  ------------
AIRLINES -- 0.2%
AMR Corp. (a).........................     2,253        68,108
JetBlue Airways Corp. (a).............     2,535        35,997
Midwest Air Group, Inc. (a)...........       200         2,300
Southwest Airlines Co. ...............     6,031        92,395
                                                  ------------
                                                       198,800
                                                  ------------
AUTO COMPONENTS -- 0.3%
Gentex Corp. .........................     2,688        41,825
Johnson Controls, Inc. ...............     1,591       136,699
Lear Corp. ...........................     1,075        31,745
Modine Manufacturing Co. .............     1,587        39,723
Proliance International, Inc. (a).....       426         1,959
The Goodyear Tire & Rubber Co. (a)....     2,577        54,091
                                                  ------------
                                                       306,042
                                                  ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. .......................    14,104       105,921
General Motors Corp. .................     3,404       104,571
Harley-Davidson, Inc. ................     2,405       169,480
Thor Industries, Inc. ................       300        13,197
                                                  ------------
                                                       393,169
                                                  ------------
BEVERAGES -- 1.6%
Anheuser-Busch Cos., Inc. ............     4,800       236,160
Coca-Cola Enterprises, Inc. ..........     2,879        58,789
Constellation Brands, Inc. (Class A)
  (a).................................     2,053        59,578
PepsiCo, Inc. ........................    11,115       695,243
The Coca-Cola Co. ....................    14,752       711,784
The Pepsi Bottling Group, Inc. .......     1,985        61,357
                                                  ------------
                                                     1,822,911
                                                  ------------
BIOTECHNOLOGY -- 1.8%
Alfacell Corp. (a)....................       800         1,368
Amgen, Inc. (a).......................     8,870       605,910
Amylin Pharmaceuticals, Inc. (a)......       300        10,821
AVI BioPharma, Inc. (a)...............     2,600         8,268

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
BioCryst Pharmaceuticals, Inc. (a)....       500  $      5,780
Biogen Idec, Inc. (a).................     2,852       140,290
Celgene Corp. (a).....................     3,207       184,499
Cephalon, Inc. (a)....................     1,125        79,211
Chelsea Therapeutics International,
  Inc. (a)............................     3,300        12,606
Dyadic International, Inc. (a)........     1,300         7,930
Dynavax Technologies Corp. (a)........     1,400        12,852
Genentech, Inc. (a)...................     3,367       273,165
Genzyme Corp. (a).....................     1,753       107,950
Gilead Sciences, Inc. (a).............     3,489       226,541
Human Genome Sciences, Inc. (a).......     3,103        38,601
ImClone Systems, Inc. (a).............     1,008        26,974
Isolagen, Inc. (a)....................     3,100         9,083
MedImmune, Inc. (a)...................     2,784        90,118
Millennium Pharmaceuticals, Inc.
  (a).................................     4,710        51,339
Neurocrine Biosciences, Inc. (a)......       987        10,284
Novavax, Inc. (a).....................     1,900         7,790
OSI Pharmaceuticals, Inc. (a).........       400        13,992
SIGA Technologies, Inc. (a)...........     2,800        10,500
Sirna Therapeutics, Inc. (a)..........     2,000        26,020
StemCells, Inc. (a)...................     1,000         2,650
Threshold Pharmaceuticals, Inc. (a)...       400         1,480
                                                  ------------
                                                     1,966,022
                                                  ------------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. .........     1,625        74,506
Masco Corp. ..........................     2,990        89,312
Simpson Manufacturing Co., Inc. ......       300         9,495
                                                  ------------
                                                       173,313
                                                  ------------
CAPITAL MARKETS -- 3.3%
A.G. Edwards, Inc. ...................       500        31,645
Ameriprise Financial, Inc. ...........     1,470        80,115
E*TRADE Financial Corp. (a)...........     4,344        97,393
Franklin Resources, Inc. .............     1,179       129,891
Goldman Sachs Group, Inc. ............     2,804       558,977
International Assets Holding Corp.
  (a).................................       900        25,839
Investors Financial Services Corp. ...       500        21,335
Janus Capital Group, Inc. ............     3,414        73,708
Legg Mason, Inc. .....................       968        92,008
Lehman Brothers Holdings, Inc. .......     3,884       303,418
Mellon Financial Corp. ...............     3,312       139,601
Merrill Lynch & Co., Inc. ............     5,743       534,673
Morgan Stanley........................     6,809       554,457
Northern Trust Corp. .................     1,790       108,635
SEI Investments Co. ..................     1,421        84,635
State Street Corp. (b)................     2,256       152,145
T. Rowe Price Group, Inc. ............     1,643        71,914
TD Ameritrade Holding Corp. ..........     1,717        27,781
The Bank of New York Co., Inc. .......     5,386       212,047
The Bear Stearns Cos., Inc. ..........       772       125,666
The Charles Schwab Corp. .............     9,704       187,675
Waddell & Reed Financial, Inc. (Class
  A)..................................     2,443        66,841
                                                  ------------
                                                     3,680,399
                                                  ------------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. .......     1,736       122,006
Ashland, Inc. ........................       810        56,036
Cabot Corp. ..........................       400        17,428
Chemtura Corp. .......................     2,422        23,324

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
E. I. du Pont de Nemours & Co. .......     6,771  $    329,815
Eastman Chemical Co. .................     1,009        59,844
Ecolab, Inc. .........................     2,064        93,293
Lyondell Chemical Co. ................     2,260        57,788
Monsanto Co. .........................     4,158       218,420
Nalco Holding Co. (a).................       600        12,276
PPG Industries, Inc. .................     1,461        93,811
Praxair, Inc. ........................     2,644       156,869
Rohm & Haas Co. ......................     1,493        76,322
Sigma-Aldrich Corp. ..................       400        31,088
The Dow Chemical Co. .................     6,762       270,074
Tronox, Inc. .........................       146         2,305
Xethanol Corp. Del (a)................     3,300         7,491
                                                  ------------
                                                     1,628,190
                                                  ------------
COMMERCIAL BANKS -- 4.5%
Arrow Financial Corp. ................     1,998        49,490
Bank of Granite Corp. ................     4,013        76,127
Bank of Hawaii Corp. .................       400        21,580
BB&T Corp. ...........................     3,612       158,675
Capitol Bancorp, Ltd. ................     1,560        72,072
Cathay General Bancorp................       300        10,353
Columbia Banking System, Inc. ........     2,092        73,471
Comerica, Inc. .......................       500        29,340
Commerce Bancorp, Inc. ...............     1,747        61,617
Commercial Bankshares, Inc. ..........       734        27,855
Community Banks, Inc. ................     2,570        71,343
Compass Bancshares, Inc. .............       500        29,825
CVB Financial Corp. ..................     3,865        55,888
Farmers Capital Bank Corp. ...........     1,713        58,465
Fifth Third Bancorp...................     3,282       134,332
First Bancorp-North Carolina..........     1,180        25,771
First Commonwealth Financial Corp. ...     4,953        66,519
First Community Bancorp, Inc. ........       916        47,879
First Merchants Corp. ................     2,352        63,951
FNB Corp. ............................     2,090        86,839
Horizon Financial Corp. ..............     1,650        39,699
Huntington Bancshares, Inc. ..........       700        16,625
Independent Bank
  Corp. -- Massachusetts..............     1,626        58,585
Integra Bank Corp. ...................     1,481        40,757
International Bancshares Corp. .......       400        12,364
Keycorp...............................     2,716       103,289
Lakeland Financial Corp. .............     2,833        72,326
M&T Bank Corp. .......................       600        73,296
Marshall & Ilsley Corp. ..............       800        38,488
National City Corp. ..................     3,537       129,313
National Penn Bancshares, Inc. .......     3,091        62,593
Old National Bancorp..................       500         9,460
Omega Financial Corp. ................     1,932        61,669
PNC Financial Services Group..........     1,703       126,090
Popular, Inc. ........................     1,800        32,310
Regions Financial Corp. ..............     3,782       141,447
Renasant Corp. .......................     2,739        83,896
Republic Bancorp, Inc.- Michigan......     4,746        63,881
Sandy Spring Bancorp, Inc. ...........     1,638        62,539
Simmons First National Corp. .........     2,230        70,357
Sterling Financial
  Corp. -- Pennsylvania...............     2,771        65,590
SunTrust Banks, Inc. .................     2,091       176,585

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Synovus Financial Corp. ..............       800  $     24,664
TD Banknorth, Inc. ...................     1,742        56,232
Trustmark Corp. ......................       400        13,084
U.S. Bancorp..........................    12,201       441,554
UCBH Holdings, Inc. ..................     2,664        46,780
Umpqua Holdings Corp. ................     2,733        80,432
UnionBanCal Corp. ....................       400        24,500
United Bankshares, Inc. ..............       300        11,595
United Community Banks, Inc. .........     2,218        71,686
Wachovia Corp. .......................    12,595       717,285
Wells Fargo & Co. ....................    21,302       757,499
Zions Bancorp.........................       156        12,861
                                                  ------------
                                                     5,020,723
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
ACCO Brands Corp. (a).................       302         7,994
ADESA, Inc. ..........................     1,618        44,899
Aramark Corp. ........................       900        30,105
Avery Dennison Corp. .................     1,172        79,614
ChoicePoint, Inc. (a).................     1,183        46,587
Cintas Corp. .........................     1,607        63,814
Dun & Bradstreet Corp. (a)............       870        72,027
Ennis, Inc. ..........................     2,766        67,656
Equifax, Inc. ........................     1,564        63,498
Herman Miller, Inc. ..................     1,513        55,013
Manpower, Inc. .......................       521        39,039
Monster Worldwide, Inc. (a)...........     1,484        69,214
Pitney Bowes, Inc. ...................     1,939        89,562
R.R. Donnelley & Sons Co. ............     2,460        87,428
Robert Half International, Inc. ......     2,113        78,435
Waste Connections, Inc. (a)...........       300        12,465
Waste Management, Inc. ...............     4,601       169,179
                                                  ------------
                                                     1,076,529
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
3Com Corp. (a)........................     9,132        37,533
ADC Telecommunications, Inc. (a)......     1,691        24,570
American Telecom Svcs, Inc. (a).......     2,200         7,304
Andrew Corp. (a)......................     2,767        28,307
Avaya, Inc. (a).......................     4,623        64,630
Avici Systems, Inc. (a)...............     1,000         7,750
Avocent Corp. (a).....................       400        13,540
Carrier Access Corp. (a)..............     1,700        11,152
Cisco Systems, Inc. (a)...............    43,958     1,201,372
Comverse Technology, Inc. (a).........     2,065        43,592
Corning, Inc. (a).....................    10,539       197,185
Finisar Corp. (a).....................     3,000         9,690
Foundry Networks, Inc. (a)............       900        13,482
Harris Corp. .........................     1,648        75,577
JDS Uniphase Corp. (a)................     2,417        40,267
Juniper Networks, Inc. (a)............     3,995        75,665
Motorola, Inc. .......................    17,164       352,892
MRV Communications, Inc. (a)..........     1,100         3,894
Occam Networks Inc (a)................       100         1,650
Orbit/Fr, Inc. (a)....................       200           416
Plantronics, Inc. ....................       400         8,480
QUALCOMM, Inc. .......................    11,508       434,887
Relm Wireless Corp. (a)...............       100           598

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Tellabs, Inc. (a).....................     5,370  $     55,096
Terabeam, Inc. (a)....................     5,400        10,746
                                                  ------------
                                                     2,720,275
                                                  ------------
COMPUTERS & PERIPHERALS -- 3.4%
Apple Computer, Inc. (a)..............     5,946       504,459
Avid Technology, Inc. (a).............       639        23,809
Brocade Communications Systems, Inc.
  (a).................................     1,800        14,778
Dell, Inc. (a)........................    15,270       383,124
EMC Corp. (a).........................    17,831       235,369
Hewlett-Packard Co. ..................    20,578       847,608
Icad, Inc. (a)........................     2,200         6,490
International Business Machines
  Corp. ..............................    11,121     1,080,405
Interphase Corp. (a)..................       800         6,632
Lexmark International, Inc. (a).......       796        58,267
NCR Corp. (a).........................     1,789        76,498
Network Appliance, Inc. (a)...........     3,127       122,829
Palm, Inc. (a)........................       600         8,454
QLogic Corp. (a)......................     2,283        50,043
SanDisk Corp. (a).....................     1,851        79,649
Seagate Technology....................     2,197        58,220
Sun Microsystems, Inc. (a)............    28,232       153,017
Western Digital Corp. (a).............     2,500        51,150
                                                  ------------
                                                     3,760,801
                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.1%
EMCOR Group, Inc. (a).................       200        11,370
Fluor Corp. ..........................       887        72,424
Jacobs Engineering Group, Inc. (a)....       887        72,326
URS Corp. (a).........................       300        12,855
                                                  ------------
                                                       168,975
                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. ................       300        12,969
Headwaters, Inc. (a)..................       300         7,188
Martin Marietta Materials, Inc. ......       239        24,835
Vulcan Materials Co. .................     1,014        91,128
                                                  ------------
                                                       136,120
                                                  ------------
CONSUMER FINANCE -- 0.8%
American Express Co. .................     7,349       445,864
AmeriCredit Corp. (a).................     1,798        45,256
Capital One Financial Corp. ..........     3,527       270,944
CompuCredit Corp. (a).................       300        11,943
SLM Corp. ............................     3,157       153,967
                                                  ------------
                                                       927,974
                                                  ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)..............     2,349        49,141
Owens-Illinois, Inc. (a)..............     1,848        34,096
Pactiv Corp. (a)......................     2,261        80,695
Sealed Air Corp. .....................     1,118        72,581
Smurfit-Stone Container Corp. (a).....     3,790        40,022
Temple-Inland, Inc. ..................     1,218        56,064
                                                  ------------
                                                       332,599
                                                  ------------
DISTRIBUTORS -- 0.0% (C)
Genuine Parts Co. ....................       500        23,715
Infosonics Corp. (a)..................     3,700        18,167
                                                  ------------
                                                        41,882
                                                  ------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)................     1,287  $     50,154
Career Education Corp. (a)............     1,250        30,975
H&R Block, Inc. ......................     2,439        56,194
ITT Educational Services, Inc. (a)....       792        52,565
Laureate Education, Inc. (a)..........       917        44,594
Service Corp. International...........     5,468        56,047
Strayer Education, Inc. ..............       100        10,605
The Service Master Co. ...............     1,560        20,452
                                                  ------------
                                                       321,586
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
Bank of America Corp. ................    30,596     1,633,520
Chicago Mercantile Exchange Holdings,
  Inc. ...............................       265       135,084
CIT Group, Inc. ......................     1,922       107,190
Citigroup, Inc. ......................    34,528     1,923,209
JPMorgan Chase & Co. .................    23,572     1,138,528
Leucadia National Corp. ..............     2,269        63,986
Moody's Corp. ........................     2,180       150,551
Nasdaq Stock Market, Inc. (a).........       400        12,316
                                                  ------------
                                                     5,164,384
                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
AT&T, Inc. ...........................    26,714       955,026
BellSouth Corp. ......................    11,904       560,797
Broadwing Corp. (a)...................       600         9,372
CenturyTel, Inc. .....................       900        39,294
Citizens Communications Co. ..........     4,604        66,160
Cogent Communications Group, Inc.
  (a).................................     1,400        22,708
Covad Communications Group, Inc.
  (a).................................     1,400         1,932
Embarq Corp. .........................       942        49,512
Fibernet Telecom Group, Inc. (a)......     1,200         8,016
Level 3 Communications, Inc. (a)......     5,000        28,000
Qwest Communications International,
  Inc. (a)............................    15,516       129,869
SureWest Communications...............     1,495        41,172
US LEC Corp. (a)......................     1,000         9,310
Verizon Communications, Inc. .........    19,500       726,180
Windstream Corp. (a)..................     2,379        33,829
                                                  ------------
                                                     2,681,177
                                                  ------------
ELECTRIC UTILITIES -- 1.8%
Allegheny Energy, Inc. (a)............     1,878        86,219
American Electric Power Co., Inc. ....     3,064       130,465
Central Vermont Public Service
  Corp. ..............................     2,599        61,207
Duke Energy Corp. ....................     7,105       235,957
Edison International..................     2,573       117,020
Entergy Corp. ........................     1,383       127,679
Exelon Corp. .........................     4,722       292,245
FirstEnergy Corp. ....................     2,390       144,117
FPL Group, Inc. ......................     2,469       134,363
Green Mountain Power Corp. ...........     1,829        61,985
MGE Energy, Inc. .....................     1,700        62,186
Northeast Utilities...................       594        16,727
Pepco Holdings, Inc. .................     3,194        83,076
PPL Corp. ............................     3,360       120,422
Progress Energy, Inc. ................       600        29,448
Reliant Energy, Inc. (a)..............     3,768        53,543

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
The Southern Co. .....................     4,604  $    169,703
Unitil Corp. .........................     2,075        52,601
                                                  ------------
                                                     1,978,963
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp. ......     2,251        68,858
BTU International, Inc. (a)...........       200         1,960
Capstone Turbine Corp. (a)............     4,200         5,166
Cooper Industries, Ltd. ..............       986        89,164
Emerson Electric Co. .................     5,784       255,017
EXX, Inc. (a).........................       600         2,196
Hoku Scientific, Inc. (a).............       500         1,305
Hubbell, Inc. (Class B)...............     1,070        48,375
Phazar Corp. (a)......................       200         1,130
Rockwell Automation, Inc. ............     1,469        89,726
Roper Industries, Inc. ...............     1,348        67,723
Simclar, Inc. (a).....................     1,300         7,774
                                                  ------------
                                                       638,394
                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Aetrium, Inc. (a).....................     3,900        13,884
Agilent Technologies, Inc. (a)........     3,092       107,756
American Technology Corp. (a).........       300         1,176
Amphenol Corp. (Class A)..............     1,108        68,785
Arrow Electronics, Inc. (a)...........     1,744        55,023
Avnet, Inc. (a).......................     2,006        51,213
CDW Corp. ............................       857        60,264
Digital Angel Corp. (a)...............     4,600        11,730
Jabil Circuit, Inc. ..................     1,784        43,797
Lightpath Technologies, Inc. (a)......     4,100        19,352
Lumera Corp. (a)......................     1,600         9,760
Mechanical Technology, Inc. (a).......     3,100         5,859
Mikron Infrared, Inc. (a).............       600         7,254
Molex, Inc. ..........................     1,872        59,211
National Instruments Corp. ...........       400        10,896
Pemstar, Inc. (a).....................     1,100         4,235
RAE Systems, Inc. (a).................       500         1,600
Sanmina-SCI Corp. (a).................     7,161        24,705
Security With Advanced Technology,
  Inc. (a)............................       300         1,632
Solectron Corp. (a)...................    11,526        37,114
Superconductor Technologies, Inc.
  (a).................................       100           177
Symbol Technologies, Inc. ............     3,085        46,090
Tektronix, Inc. ......................     1,709        49,852
Trimble Navigation, Ltd. (a)..........     1,008        51,136
Vishay Intertechnology, Inc. (a)......     3,068        41,541
                                                  ------------
                                                       784,042
                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Baker Hughes, Inc. ...................     2,197       164,028
BJ Services Co. ......................     2,728        79,985
Cameron International Corp. (a).......       800        42,440
Diamond Offshore Drilling, Inc. ......       400        31,976
ENSCO International, Inc. ............     1,652        82,699
GlobalSantaFe Corp. ..................     1,929       113,387
Grant Prideco, Inc. (a)...............     1,969        78,307
Grey Wolf, Inc. (a)...................     5,690        39,033
Halliburton Co. ......................     7,442       231,074
Helmerich & Payne, Inc. ..............       600        14,682
Metretek Technologies, Inc. (a).......       600         7,392

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Nabors Industries, Ltd. (a)...........     2,611  $     77,756
National-Oilwell Varco, Inc. (a)......     1,549        94,768
Noble Corp. ..........................     1,227        93,436
Omni Energy Services Corp. (a)........     2,800        27,412
Patterson-UTI Energy, Inc. ...........     2,052        47,668
Pride International, Inc. (a).........     1,100        33,011
Rowan Cos., Inc. .....................     1,712        56,838
Schlumberger, Ltd. ...................     7,661       483,869
Smith International, Inc. ............       700        28,749
Superior Energy Services, Inc. (a)....     2,398        78,367
TGC Industries, Inc. (a)..............     2,000        16,800
Tidewater, Inc. ......................       400        19,344
Transocean, Inc. (a)..................     2,524       204,166
Universal Compression Holdings, Inc.
  (a).................................       200        12,422
Weatherford International, Ltd. (a)...     2,324        97,120
                                                  ------------
                                                     2,256,729
                                                  ------------
FOOD & STAPLES RETAILING -- 1.9%
Costco Wholesale Corp. ...............     3,518       185,997
CVS Corp. ............................     5,742       177,485
Performance Food Group Co. (a)........     1,167        32,256
Safeway, Inc. ........................     3,654       126,282
SUPERVALU, Inc. ......................     2,030        72,572
Sysco Corp. ..........................     4,831       177,588
The Kroger Co. .......................     5,254       121,210
The Topps Co., Inc. ..................     5,033        44,794
Wal-Mart Stores, Inc. ................    16,987       784,460
Walgreen Co. .........................     7,087       325,222
Whole Foods Market, Inc. .............     1,051        49,323
                                                  ------------
                                                     2,097,189
                                                  ------------
FOOD PRODUCTS -- 1.2%
Archer-Daniels-Midland Co. ...........     5,096       162,868
Bunge, Ltd. ..........................     1,151        83,459
Campbell Soup Co. ....................     2,466        95,903
ConAgra Foods, Inc. ..................     4,455       120,285
Dean Foods Co. (a)....................     1,753        74,117
Del Monte Foods Co. ..................     4,644        51,223
Delta and Pine Land Co. ..............     1,714        69,331
Flowers Foods, Inc. ..................     2,024        54,628
General Mills, Inc. ..................     2,648       152,525
H.J. Heinz Co. .......................     2,874       129,359
Kellogg Co. ..........................       600        30,036
Kraft Foods, Inc. ....................     1,000        35,700
McCormick & Co., Inc. ................       900        34,704
Pilgrim's Pride Corp. ................       300         8,829
Sara Lee Corp. .......................     6,363       108,362
The Hershey Co. ......................     1,347        67,080
The J.M. Smucker Co. .................       400        19,388
TreeHouse Foods, Inc. (a).............       349        10,889
Tyson Foods, Inc. (Class A)...........     3,160        51,982
Wm. Wrigley Jr., Co. .................       500        25,860
                                                  ------------
                                                     1,386,528
                                                  ------------
GAS UTILITIES -- 0.2%
Cascade Natural Gas Corp. ............     1,611        41,757
Chesapeake Utilities Corp. ...........     1,827        55,998
EnergySouth, Inc. ....................     2,080        83,408
Questar Corp. ........................       526        43,684
                                                  ------------
                                                       224,847
                                                  ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Advanced Medical Optics, Inc. (a).....     1,060  $     37,312
Angeion Corp. (a).....................       300         3,669
Bausch & Lomb, Inc. ..................       614        31,965
Baxter International, Inc. ...........     4,208       195,209
Becton, Dickinson & Co. ..............     1,884       132,163
Biomet, Inc. .........................     2,043        84,315
Boston Scientific Corp. (a)...........     8,423       144,707
C.R. Bard, Inc. ......................       984        81,642
Cambridge Heart, Inc. (a).............     4,100        11,316
Cytyc Corp. (a).......................     1,734        49,072
Dade Behring Holdings, Inc. ..........     1,572        62,581
Edwards Lifesciences Corp. (a)........     1,027        48,310
Hologic, Inc. (a).....................       400        18,912
Hospira, Inc. (a).....................     1,652        55,474
Insite Vision, Inc. (a)...............       800         1,240
Kinetic Concepts, Inc. (a)............       683        27,013
Medtronic, Inc. ......................     8,023       429,311
St. Jude Medical, Inc. (a)............     2,873       105,037
Stryker Corp. ........................     2,203       121,407
Varian Medical Systems, Inc. (a)......     1,505        71,593
Zimmer Holdings, Inc. (a).............     1,840       144,219
                                                  ------------
                                                     1,856,467
                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Aetna, Inc. ..........................     4,387       189,431
AmerisourceBergen Corp. ..............     2,090        93,966
Cardinal Health, Inc. ................     3,275       211,008
Caremark Rx, Inc. ....................     3,553       202,912
CIGNA Corp. ..........................       940       123,676
Coventry Health Care, Inc. (a)........     1,436        71,872
DaVita, Inc. (a)......................     1,083        61,601
Express Scripts, Inc. (Class A) (a)...     1,258        90,073
Health Management Associates, Inc. ...     2,222        46,906
Health Net, Inc. (a)..................     1,446        70,362
Healthways, Inc. (a)..................       200         9,542
Henry Schein, Inc. (a)................     1,280        62,694
Humana, Inc. (a)......................     1,509        83,463
Laboratory Corp. of America Holdings
  (a).................................     1,281        94,115
Lincare Holdings, Inc. (a)............     1,187        47,290
Manor Care, Inc. .....................       846        39,694
McKesson Corp. .......................     2,371       120,210
Medco Health Solutions, Inc. (a)......     2,185       116,766
Omnicare, Inc. .......................     1,241        47,940
Patterson Cos., Inc. (a)..............     1,243        44,139
Psychiatric Solutions, Inc. (a).......       300        11,256
Quest Diagnostics, Inc. ..............     1,002        53,106
Tenet Healthcare Corp. (a)............     4,979        34,704
Triad Hospitals, Inc. (a).............       862        36,058
UnitedHealth Group, Inc. .............     9,989       536,709
VCA Antech, Inc. (a)..................     1,623        52,244
WellPoint, Inc. (a)...................     4,193       329,947
                                                  ------------
                                                     2,881,684
                                                  ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Emdeon Corp. (a)......................     1,574        19,502
IMS Health, Inc. .....................     2,649        72,794
                                                  ------------
                                                        92,296
                                                  ------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
HOTELS RESTAURANTS & LEISURE -- 2.0%
Bob Evans Farms, Inc. ................     2,170  $     74,257
Brinker International, Inc. ..........       728        21,941
Carnival Corp. .......................     3,159       154,949
Darden Restaurants, Inc. .............     1,634        65,638
Gaylord Entertainment Co. (a).........       300        15,279
Harrah's Entertainment, Inc. .........     1,758       145,422
Hilton Hotels Corp. ..................     3,348       116,845
International Game Technology.........     2,959       136,706
Las Vegas Sands Corp. (a).............       300        26,844
Marriott International, Inc. (Class
  A)..................................     2,919       139,295
McDonald's Corp. .....................     8,706       385,937
MGM Mirage, Inc. (a)..................     1,267        72,662
OSI Restaurant Partners, Inc. ........       500        19,600
Panera Bread Co. (Class A) (a)........       200        11,182
Ruby Tuesday, Inc. ...................       500        13,720
Scientific Games Corp. (Class A)
  (a).................................     1,514        45,768
Starbucks Corp. (a)...................     6,068       214,929
Starwood Hotels & Resorts Worldwide,
  Inc. ...............................     1,666       104,125
Station Casinos, Inc. ................       571        46,634
The Cheesecake Factory, Inc. (a)......     1,622        39,901
The Steak n Shake Co. (a).............     2,193        38,597
Wendy's International, Inc. ..........     1,148        37,987
Wyndham Worldwide Corp. (a)...........     1,624        52,001
Wynn Resorts, Ltd. ...................       791        74,235
Yum! Brands, Inc. ....................     2,355       138,474
                                                  ------------
                                                     2,192,928
                                                  ------------
HOUSEHOLD DURABLES -- 0.9%
American Greetings Corp. (Class A)....     1,585        37,834
Bassett Furniture Industries, Inc. ...     2,547        41,618
Beazer Homes USA, Inc. ...............       699        32,860
Black & Decker Corp. .................       762        60,937
Centex Corp. .........................     1,124        63,248
Cti Inds Corp. (a)....................     1,500         7,290
D.R. Horton, Inc. ....................     2,571        68,106
Fortune Brands, Inc. .................     1,134        96,832
Handheld Entmt, Inc. (a)..............       300         1,146
Harman International Industries,
  Inc. ...............................       683        68,239
KB HOME...............................       796        40,819
Kimball International, Inc. (Class
  B)..................................     2,716        65,999
Leggett & Platt, Inc. ................     2,172        51,911
Lennar Corp. (Class A)................     1,164        61,063
Mohawk Industries, Inc. (a)...........       400        29,944
National Presto Industries, Inc. .....       298        17,841
Newell Rubbermaid, Inc. ..............     2,972        86,039
NVR, Inc. (a).........................        64        41,280
Pulte Homes, Inc. ....................     1,823        60,378
Ryland Group, Inc. ...................       618        33,755
Salton, Inc. (a)......................       100           225
Toll Brothers, Inc. (a)...............       958        30,876
Whirlpool Corp. ......................       750        62,265
                                                  ------------
                                                     1,060,505
                                                  ------------
HOUSEHOLD PRODUCTS -- 1.8%
Church & Dwight Co., Inc. ............     1,437        61,288
Colgate-Palmolive Co. ................     3,668       239,300
Energizer Holdings, Inc. (a)..........       899        63,820
Kimberly-Clark Corp. .................     3,027       205,685

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Procter & Gamble Co. .................    21,988  $  1,413,169
The Clorox Co. .......................       986        63,252
                                                  ------------
                                                     2,046,514
                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group, Inc. .....     1,537       105,853
Mirant Corp. (a)......................     1,730        54,616
NRG Energy, Inc. (a)..................     1,235        69,173
The AES Corp. (a).....................     5,554       122,410
TXU Corp. ............................     3,009       163,118
Us Energy Sys, Inc. (a)...............       100           516
                                                  ------------
                                                       515,686
                                                  ------------
INDUSTRIAL CONGLOMERATES -- 3.2%
3M Co. ...............................     4,642       361,751
General Electric Co. .................    71,589     2,663,827
McDermott International, Inc. (a).....       300        15,258
Textron, Inc. ........................     1,090       102,209
Tyco International, Ltd. .............    13,889       422,226
                                                  ------------
                                                     3,565,271
                                                  ------------
INSURANCE -- 4.9%
ACE, Ltd. ............................     1,928       116,779
AFLAC, Inc. ..........................     3,779       173,834
Alfa Corp. ...........................     3,951        74,318
Ambac Financial Group, Inc. ..........     1,044        92,989
American International Group, Inc. ...    15,750     1,128,645
Aon Corp. ............................     2,635        93,121
Assurant, Inc. .......................     1,728        95,472
Berkshire Hathaway, Inc. (Class A)
  (a).................................         7       769,930
Chubb Corp. ..........................     2,760       146,032
Cincinnati Financial Corp. ...........       949        42,999
Everest Re Group, Ltd. ...............       400        39,244
Fidelity National Title Group,
  Inc. ...............................     2,239        53,467
Genworth Financial, Inc. (Class A)....     2,604        89,083
Hanover Insurance Group, Inc. ........       837        40,846
IPC Holdings, Ltd. ...................       400        12,580
Lincoln National Corp. ...............     2,031       134,858
Loews Corp. ..........................     3,425       142,035
Marsh & McLennan Cos., Inc. ..........     3,545       108,690
MBIA, Inc. ...........................     1,321        96,512
MetLife, Inc. ........................     3,225       190,307
Philadelphia Consolidated Holding
  Corp. (a)...........................       300        13,368
Principal Financial Group, Inc. ......     2,581       151,505
ProAssurance Corp. (a)................     1,230        61,402
Prudential Financial, Inc. ...........     3,673       315,364
Reinsurance Group America, Inc. ......       300        16,710
RenaissanceRe Holdings, Ltd. .........       500        30,000
SAFECO Corp. .........................     1,320        82,566
Selective Insurance Group, Inc. ......     1,168        66,915
The Allstate Corp. ...................     4,436       288,828
The Hartford Financial Services Group,
  Inc. ...............................     2,097       195,671
The Phoenix Cos., Inc. ...............     3,653        58,046
The Progressive Corp. ................     4,833       117,055
The St. Paul Travelers Cos., Inc. ....     4,947       265,605
Torchmark Corp. ......................       400        25,504
Transatlantic Holdings, Inc. .........       200        12,420

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
UnumProvident Corp. ..................     3,630  $     75,431
WR Berkley Corp. .....................       500        17,255
XL Capital, Ltd. (Class A)............       913        65,754
                                                  ------------
                                                     5,501,140
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)..................     2,527        99,716
Expedia, Inc. (a).....................     2,133        44,750
IAC/InterActiveCorp (a)...............     2,133        79,262
Liberty Media Holding
  Corp. -- Interactive (Class A)
  (a).................................     4,868       105,003
                                                  ------------
                                                       328,731
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 1.2%
Akamai Technologies, Inc. (a).........     1,100        58,432
Answers Corp. (a).....................       200         2,678
aQuantive, Inc. (a)...................       400         9,864
Art Technology Group, Inc. (a)........     2,900         6,757
EarthLink, Inc. (a)...................     3,763        26,717
eBay, Inc. (a)........................     7,157       215,211
EDGAR Online, Inc. (a)................       100           350
Google, Inc. (Class A) (a)............     1,486       684,273
Internap Network Services Corp. (a)...       400         7,948
Local Com Corp. (a)...................     2,500        10,125
Looksmart (a).........................     1,900         8,474
Navisite, Inc. (a)....................     2,800        19,516
Quepasa Corp. (a).....................     2,100        19,845
Terremark Worldwide, Inc. (a).........       200         1,344
VeriSign, Inc. (a)....................     2,415        58,081
VitalStream Holdings, Inc. (a)........     1,600        16,064
Websense, Inc. (a)....................       400         9,132
Yahoo!, Inc. (a)......................     8,359       213,489
                                                  ------------
                                                     1,368,300
                                                  ------------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A).............     3,139       115,923
Affiliated Computer Services, Inc.
  (a).................................     1,136        55,482
Automatic Data Processing, Inc. ......     4,074       200,644
Ceridian Corp. (a)....................     2,315        64,774
Checkfree Corp. (a)...................     1,129        45,341
Cognizant Technology Solutions Corp.
  (a).................................     1,283        98,996
Computer Sciences Corp. (a)...........     1,670        89,128
Electronic Data Systems Corp. ........     4,538       125,022
Fidelity National Information
  Services, Inc. .....................     2,190        87,797
First Data Corp. .....................     5,280       134,746
Fiserv, Inc. (a)......................     1,783        93,465
Iron Mountain, Inc. (a)...............     1,571        64,945
Mastercard, Inc. .....................       318        31,320
Paychex, Inc. ........................     2,841       112,333
Sabre Holdings Corp. (Class A)........     2,160        68,882
The BISYS Group, Inc. (a).............     2,650        34,212
The Western Union Co. ................     5,280       118,378
Unisys Corp. (a)......................     5,154        40,407
                                                  ------------
                                                     1,581,795
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. ......................     1,266        40,385
Eastman Kodak Co. ....................     2,655        68,499
Hasbro, Inc. .........................     2,558        69,706

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Mattel, Inc. .........................     4,034  $     91,410
Pool Corp. ...........................     1,218        47,709
                                                  ------------
                                                       317,709
                                                  ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Affymetrix, Inc. (a)..................       828        19,094
Applera Corp. -- Applied Biosystems
  Group...............................     2,931       107,538
Charles River Laboratories
  International, Inc. (a).............       500        21,625
Covance, Inc. (a).....................       400        23,564
Invitrogen Corp. (a)..................       674        38,142
Medivation, Inc. (a)..................     2,000        31,640
Millipore Corp. (a)...................       837        55,744
Nektar Therapeutics (a)...............       600         9,126
PerkinElmer, Inc. ....................     2,176        48,373
Pure Bioscience (a)...................     2,500         6,600
Sequenom, Inc. (a)....................       400         1,872
Techne Corp. (a)......................       923        51,180
Thermo Electron Corp. (a).............     2,703       122,419
Waters Corp. (a)......................     1,233        60,380
                                                  ------------
                                                       597,297
                                                  ------------
MACHINERY -- 1.8%
Caterpillar, Inc. ....................     4,758       291,808
CLARCOR, Inc. ........................       400        13,524
Crane Co. ............................       400        14,656
Cummins, Inc. ........................       200        23,636
Danaher Corp. ........................     1,711       123,945
Deere & Co. ..........................     1,850       175,879
Donaldson Co., Inc. ..................       269         9,337
Dover Corp. ..........................     1,320        64,706
Eaton Corp. ..........................     1,297        97,457
Federal Signal Corp. .................     2,718        43,597
Harsco Corp. .........................       835        63,543
IDEX Corp. ...........................     1,568        74,339
Illinois Tool Works, Inc. ............     3,451       159,402
Ingersoll-Rand Co., Ltd. (Class A)....     2,758       107,921
ITT Industries, Inc. .................     1,697        96,424
Joy Global, Inc. .....................     1,887        91,218
Lincoln Electric Holdings, Inc. ......       300        18,126
Oshkosh Truck Corp. ..................       500        24,210
PACCAR, Inc. .........................     2,210       143,429
Pall Corp. ...........................     2,150        74,282
Parker-Hannifin Corp. ................     1,151        88,489
Pentair, Inc. ........................     1,255        39,407
SPX Corp. ............................       752        45,992
The Manitowoc Co., Inc. ..............       400        23,772
The Timken Co. .......................     2,000        58,360
Watts Water Technologies, Inc. .......     1,511        62,117
                                                  ------------
                                                     2,029,576
                                                  ------------
MEDIA -- 3.9%
Cablevision Systems Corp. (Class A)...     2,121        60,406
CBS Corp. ............................     5,209       162,417
Charter Communications, Inc. (a)......       200           612
Clear Channel Communications, Inc. ...     4,078       144,932
Comcast Corp. (Class A) (a)...........    15,463       654,549
Courier Corp. ........................     1,390        54,168
Discovery Holding Co. (Class A) (a)...     2,217        35,672

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Dow Jones & Co., Inc. ................       300  $     11,400
EchoStar Communications Corp. (Class
  A) (a)..............................     2,388        90,816
EW Scripps Co. .......................       600        29,964
Gannett Co., Inc. ....................     1,635        98,852
Getty Images, Inc. (a)................       598        25,606
Idearc, Inc. (a)......................       975        27,934
Insignia Sys, Inc. (a)................       600         1,830
Journal Communications, Inc. .........     2,779        35,043
Knology, Inc. (a).....................       100         1,064
Lamar Advertising Co. (a).............       948        61,990
Liberty Global, Inc. (Class A) (a)....     2,457        71,622
Liberty Global, Inc. (Series C) (a)...     2,543        71,204
Liberty Media Holding Corp. -- Capital
  (Series A) (a)......................       974        95,432
Live Nation, Inc. (a).................       556        12,454
News Corp. (Class A)..................    16,799       360,842
NTL, Inc. ............................     2,000        50,480
Omnicom Group, Inc. ..................     1,404       146,774
R.H. Donnelley Corp. .................       145         9,096
Radio One, Inc. (Class A) (a).........     2,634        17,727
Sirius Satellite Radio, Inc. (a)......    10,655        37,719
The DIRECTV Group, Inc. (a)...........     7,684       191,639
The Interpublic Group of Cos., Inc.
  (a).................................     4,443        54,382
The McGraw-Hill Cos., Inc. ...........     2,935       199,639
The New York Times Co. (Class A)......       838        20,414
The Walt Disney Co. ..................    13,931       477,415
Time Warner, Inc. ....................    31,033       675,899
Tribune Co. ..........................     1,527        47,001
Univision Communications, Inc. (a)....     2,565        90,852
Viacom, Inc. (a)......................     5,209       213,725
XM Satellite Radio Holdings, Inc.
  (Class A) (a).......................     2,024        29,247
                                                  ------------
                                                     4,370,818
                                                  ------------
METALS & MINING -- 1.0%
Alcoa, Inc. ..........................     6,492       194,825
Allegheny Technologies, Inc. .........       300        27,204
Empire Resources, Inc. ...............     1,800        19,692
Freeport-McMoRan Copper & Gold,
  Inc. ...............................     1,857       103,490
Metalline Mng, Inc. (a)...............     6,100        21,899
Newmont Mining Corp. .................     3,401       153,555
Nucor Corp. ..........................     2,788       152,392
Phelps Dodge Corp. ...................     1,733       207,475
Quanex Corp. .........................       300        10,377
Southern Copper Corp. ................       600        32,334
Steel Dynamics, Inc. .................       600        19,470
Titanium Metals Corp. (a).............       200         5,902
United States Steel Corp. ............     1,277        93,400
Uranerz Energy Corp. (a)..............     8,500        34,765
Wheeling-Pittsburgh Corp. (a).........       200         3,746
Worthington Industries, Inc. .........       500         8,860
                                                  ------------
                                                     1,089,386
                                                  ------------
MULTI-UTILITIES -- 1.0%
Ameren Corp. .........................     1,527        82,046
CMS Energy Corp. (a)..................     3,013        50,317
Consolidated Edison, Inc. ............       600        28,842
Dominion Resources, Inc. .............     2,270       190,317
DTE Energy Co. .......................       800        38,728

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Energy East Corp. ....................     2,470  $     61,256
KeySpan Corp. ........................       600        24,708
NiSource, Inc. .......................     1,000        24,100
PG&E Corp. ...........................     3,291       155,763
PNM Resources, Inc. ..................       400        12,440
Public Service Enterprise Group,
  Inc. ...............................     1,646       109,261
Sempra Energy.........................     1,769        99,135
TECO Energy, Inc. ....................     3,492        60,167
Wisconsin Energy Corp. ...............       800        37,968
Xcel Energy, Inc. ....................     4,604       106,168
                                                  ------------
                                                     1,081,216
                                                  ------------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc. (a)....................     2,666        61,105
Dillards, Inc. (Class A)..............       500        17,485
Dollar General Corp. .................     3,041        48,838
Dollar Tree Stores, Inc. (a)..........     1,696        51,050
Family Dollar Stores, Inc. ...........     1,833        53,762
Federated Department Stores, Inc. ....     4,310       164,340
J. C. Penney Co., Inc. ...............     2,052       158,743
Kohl's Corp. (a)......................     2,318       158,621
Nordstrom, Inc. ......................     2,059       101,591
Sears Holdings Corp. (a)..............       689       115,704
Target Corp. .........................     5,830       332,601
                                                  ------------
                                                     1,263,840
                                                  ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a).......................     7,908       134,041
Zebra Technologies Corp. (Class A)
  (a).................................       966        33,607
                                                  ------------
                                                       167,648
                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 7.5%
Abraxas Petroleum Corp. (a)...........     1,100         3,399
Anadarko Petroleum Corp. .............     3,564       155,105
Apache Corp. .........................     2,357       156,764
Arch Coal, Inc. ......................     1,530        45,946
Blue Dolphin Energy Co. (a)...........     3,500        10,710
Cano Petroleum Inc. (a)...............     2,100        11,508
Chesapeake Energy Corp. ..............     2,827        82,124
Chevron Corp. ........................    14,827     1,090,229
ConocoPhillips........................    10,620       764,109
CONSOL Energy, Inc. ..................     2,048        65,802
Cross Timbers Royalty Trust...........     1,197        60,580
Crosstex Energy LP....................     1,206        48,059
Denbury Resources, Inc. (a)...........     2,468        68,586
Devon Energy Corp. ...................     3,486       233,841
Dune Energy, Inc. (a).................     2,300         5,359
El Paso Corp. ........................     6,180        94,430
Encore Aquisition Co. (a).............       300         7,359
Energy Transfer Partners LP...........       418        22,614
Enterprise Products Partners LP.......     2,527        73,233
EOG Resources, Inc. ..................     1,953       121,965
Exxon Mobil Corp. ....................    41,195     3,156,773
Forest Oil Corp. (a)..................       400        13,072
Gasco Energy, Inc. (a)................     5,100        12,495
Hess Corp. ...........................     1,703        84,418
Holly Corp. ..........................       400        20,560
Houston Amern Energy Corp. ...........     2,200        16,258
Hugoton Royalty Trust.................       188         4,625
Kinder Morgan Energy Partners LP......       835        39,997

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Kinder Morgan, Inc. ..................       800  $     84,600
Marathon Oil Corp. ...................     2,846       263,255
Massey Energy Co. ....................     1,096        25,460
Murphy Oil Corp. .....................     1,510        76,784
Newfield Exploration Co. (a)..........       783        35,979
Noble Energy, Inc. ...................     1,619        79,444
Occidental Petroleum Corp. ...........     5,432       265,245
ONEOK Partners LP.....................       335        21,219
Peabody Energy Corp. .................     1,583        63,969
Pioneer Natural Resources Co. ........     1,431        56,796
Plains All American Pipeline LP.......     1,338        68,506
Plains Exploration & Production Co.
  (a).................................     1,303        61,932
Range Resources Corp. ................     2,331        64,009
Southwestern Energy Co. (a)...........       904        31,685
St. Mary Land & Exploration Co. ......     1,654        60,933
Sunoco, Inc. .........................     1,364        85,059
Tesoro Corp. .........................       869        57,154
The Williams Cos., Inc. ..............     5,010       130,861
Transmeridian Exploration, Inc. (a)...     2,800         9,660
Ultra Petroleum Corp. (a).............       991        47,320
Valero Energy Corp. ..................     4,712       241,066
XTO Energy, Inc. .....................     3,022       142,185
                                                  ------------
                                                     8,443,041
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. ..............     3,859       131,592
MeadWestvaco Corp. ...................     2,518        75,691
Weyerhaeuser Co. .....................     1,753       123,849
                                                  ------------
                                                       331,132
                                                  ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ..................     3,562       117,688
The Estee Lauder Cos., Inc. (Class
  A)..................................     1,435        58,577
                                                  ------------
                                                       176,265
                                                  ------------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories...................    10,703       521,343
Advancis Pharmaceutical Corp. (a).....       900         3,492
Allergan, Inc. .......................     1,119       133,989
Barr Pharmaceuticals, Inc. (a)........       966        48,416
Bristol-Myers Squibb Co. .............    13,648       359,215
Cortex Pharmaceuticals, Inc. (a)......     1,800         2,232
Eli Lilly & Co. ......................     6,794       353,967
Emisphere Technologies, Inc. (a)......       300         1,587
Forest Laboratories, Inc. (a).........     3,025       153,065
Johnson & Johnson.....................    19,901     1,313,864
King Pharmaceuticals, Inc. (a)........     1,352        21,524
Merck & Co., Inc. ....................    15,022       654,959
Mylan Laboratories, Inc. .............     2,908        58,044
New River Pharmaceuticals, Inc. (a)...       300        16,413
Pfizer, Inc. .........................    52,341     1,355,632
Replidyne, Inc. (a)...................     1,200         6,888
Repros Therapeutics, Inc. (a).........       600         7,566
Schering-Plough Corp. ................    10,766       254,508
Sepracor, Inc. (a)....................     1,025        63,120
Spectrum Pharmaceuticals, Inc. (a)....       300         1,659
Watson Pharmaceuticals, Inc. (a)......     1,438        37,431
Wyeth.................................     9,494       483,435
                                                  ------------
                                                     5,852,349
                                                  ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
REAL ESTATE INVESTMENT TRUSTS -- 2.5%
Agree Realty Corp. ...................     1,875  $     64,444
AMB Property Corp. ...................       600        35,166
American Financial Realty Trust.......     3,762        43,037
American Land Lease, Inc. ............     1,609        42,654
Annaly Mortgage Management, Inc. .....       900        12,519
Anthracite Capital, Inc. .............     4,774        60,773
Archstone-Smith Trust.................     2,362       137,492
Ashford Hospitality Trust, Inc. ......     4,208        52,390
Avalonbay Communities, Inc. ..........       200        26,010
BioMed Realty Trust, Inc. ............       400        11,440
Boston Properties, Inc. ..............       500        55,940
CentraCore Properties Trust...........     2,206        71,320
Corporate Office Properties Trust.....     1,538        77,623
Crescent Real Estate Equities Co. ....     2,173        42,917
Developers Diversified Realty
  Corp. ..............................       300        18,885
Equity Office Properties Trust........     3,133       150,917
Equity Residential....................     2,373       120,430
Friedman, Billings, Ramsey Group,
  Inc. ...............................     2,686        21,488
General Growth Properties, Inc. ......     2,070       108,116
Glimcher Realty Trust.................     2,342        62,555
GMH Communities Trust.................     3,181        32,287
Health Care Property Investors,
  Inc. ...............................     1,000        36,820
Highland Hospitality Corp. ...........     4,216        60,078
HomeBanc Corp. .......................     4,351        18,405
Host Hotels & Resorts, Inc. ..........     5,178       127,120
Innkeepers USA Trust..................     3,484        54,002
Investors Real Estate Trust...........     5,739        58,882
Kimco Realty Corp. ...................       800        35,960
LaSalle Hotel Properties..............     1,764        80,879
Longview Fibre Co. ...................     2,628        57,685
National Health Realty, Inc. .........     2,878        69,072
National Retail Properties, Inc. .....     3,808        87,393
Nationwide Health Properties, Inc. ...       500        15,110
One Liberty Properties, Inc. .........     3,273        82,250
Pennsylvania Real Estate Investment
  Trust...............................     1,500        59,070
Plum Creek Timber Co., Inc. ..........     2,203        87,789
PMC Commercial Trust..................     4,374        65,654
Post Properties, Inc. ................       300        13,710
ProLogis..............................     1,668       101,364
Public Storage, Inc. .................       300        29,250
Ramco-Gershenson Properties Trust.....     2,149        81,963
Simon Property Group, Inc. ...........     1,603       162,368
Tanger Factory Outlet Centers,
  Inc. ...............................     2,260        88,321
Urstadt Biddle Properties (Class A)...     3,156        60,248
Vornado Realty Trust..................       300        36,450
Weingarten Realty Investors...........       600        27,666
                                                  ------------
                                                     2,845,912
                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc. (Class A)
  (a).................................     2,930        97,276
Jones Lang LaSalle, Inc. .............       200        18,434
Move, Inc. (a)........................       900         4,959
Realogy Corp. (a).....................     2,030        61,549
The St. Joe Co. ......................       773        41,410
                                                  ------------
                                                       223,628
                                                  ------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
ROAD & RAIL -- 0.8%
Avis Budget Group, Inc. ..............       812  $     17,612
Burlington Northern Santa Fe Corp. ...     2,832       209,030
CSX Corp. ............................     4,041       139,132
J.B. Hunt Transport Services, Inc. ...     2,359        48,996
Kansas City Southern (a)..............       500        14,490
Laidlaw International, Inc. ..........     1,602        48,749
Landstar Systems, Inc. ...............     1,724        65,822
Norfolk Southern Corp. ...............     3,396       170,785
Union Pacific Corp. ..................     1,880       172,997
YRC Worldwide, Inc. (a)...............       820        30,939
                                                  ------------
                                                       918,552
                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
Advanced Micro Devices, Inc. (a)......     3,477        70,757
Altera Corp. (a)......................     2,472        48,649
Amkor Technology, Inc. (a)............       300         2,802
Anadigics, Inc. (a)...................     1,300        11,518
Analog Devices, Inc. .................     2,881        94,698
Applied Materials, Inc. ..............    12,405       228,872
AXT, Inc. (a).........................     4,300        20,296
Broadcom Corp. (Class A) (a)..........     3,355       108,400
Conexant Systems, Inc. (a)............     1,600         3,264
Ibis Technology Corp. (a).............     2,600         3,822
Intel Corp. ..........................    43,231       875,428
International Rectifier Corp. (a).....       885        34,099
Intersil Corp. (Class A)..............     2,327        55,662
KLA-Tencor Corp. .....................     1,667        82,933
Lam Research Corp. (a)................     1,568        79,372
Linear Technology Corp. ..............     2,341        70,979
Logic Devices, Inc. (a)...............       800         2,048
LSI Logic Corp. (a)...................     4,946        44,514
Marvell Technology Group, Ltd. (a)....     1,600        30,704
Maxim Integrated Products, Inc. ......     2,225        68,130
MEMC Electronic Materials, Inc. (a)...     2,216        86,734
Microchip Technology, Inc. ...........     1,938        63,373
Micron Technology, Inc. (a)...........     6,018        84,011
Microsemi Corp. (a)...................       500         9,825
National Semiconductor Corp. .........     3,127        70,983
Neomagic Corp. (a)....................     2,900        17,023
Novellus Systems, Inc. (a)............     1,790        61,612
Nve Corp. (a).........................       100         3,072
NVIDIA Corp. (a)......................     3,209       118,765
Rambus, Inc. (a)......................       700        13,251
Sigma Designs, Inc. (a)...............       300         7,635
Teradyne, Inc. (a)....................     2,831        42,352
Texas Instruments, Inc. ..............    11,620       334,656
Xilinx, Inc. .........................     2,304        54,858
                                                  ------------
                                                     2,905,097
                                                  ------------
SOFTWARE -- 3.5%
Activision, Inc. (a)..................     3,146        54,237
Adobe Systems, Inc. (a)...............     5,235       215,263
Authentidate Holding Corp. (a)........     4,200         6,720
Autodesk, Inc. (a)....................     2,044        82,700
BEA Systems, Inc. (a).................     5,415        68,121
BMC Software, Inc. (a)................     2,647        85,234
CA, Inc. .............................     3,531        79,977
Cadence Design Systems, Inc. (a)......     3,640        65,192
Citrix Systems, Inc. (a)..............     2,279        61,647

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Compuware Corp. (a)...................     4,325  $     36,027
Electronic Arts, Inc. (a).............     2,281       114,871
Intuit, Inc. (a)......................     3,429       104,619
Jack Henry & Associates, Inc. ........       600        12,840
Kronos, Inc. (a)......................       200         7,348
McAfee, Inc. (a)......................     1,752        49,722
Microsoft Corp. ......................    63,157     1,885,868
Napster, Inc. (a).....................       200           726
NAVTEQ Corp. (a)......................     1,126        39,376
Novell, Inc. (a)......................     5,375        33,325
Oracle Corp. (a)......................    31,337       537,116
Parametric Technology Corp. (a).......     2,457        44,275
Red Hat, Inc. (a).....................     2,641        60,743
Smith Micro Software, Inc. (a)........     1,100        15,609
Symantec Corp. (a)....................     9,723       202,725
Synopsys, Inc. (a)....................     2,599        69,471
Versant Corp. (a).....................     1,400        19,068
                                                  ------------
                                                     3,952,820
                                                  ------------
SPECIALTY RETAIL -- 2.3%
Abercrombie & Fitch Co. ..............       836        58,211
Advance Auto Parts, Inc. .............     1,187        42,210
American Eagle Outfitters, Inc. ......     2,088        65,167
AutoNation, Inc. (a)..................     2,496        53,215
AutoZone, Inc. (a)....................       588        67,949
Bed Bath & Beyond, Inc. (a)...........     2,470        94,107
Best Buy Co., Inc. ...................     3,111       153,030
Borders Group, Inc. ..................       500        11,175
Chico's FAS, Inc. (a).................     1,634        33,808
Circuit City Stores, Inc. ............     2,430        46,121
Claire's Stores, Inc. ................       600        19,884
Foot Locker, Inc. ....................     1,704        37,369
Guitar Center, Inc. (a)...............       200         9,092
Limited Brands........................     2,897        83,839
Lowe's Cos., Inc. ....................     9,942       309,693
Mens Wearhouse, Inc. .................       400        15,304
O'Reilly Automotive, Inc. (a).........     1,652        52,963
Office Depot, Inc. (a)................     2,932       111,914
PETsMART, Inc. .......................     1,723        49,726
RadioShack Corp. .....................     1,685        28,274
Rent-A-Center, Inc. (a)...............       600        17,706
Ross Stores, Inc. ....................     1,658        48,579
Staples, Inc. ........................     6,085       162,470
The Gap, Inc. ........................     4,720        92,040
The Home Depot, Inc. .................    15,184       609,789
The Sherwin-Williams Co. .............       400        25,432
The TJX Cos., Inc. ...................     3,280        93,546
Tiffany & Co. ........................     1,566        61,450
Urban Outfitters, Inc. (a)............     1,477        34,015
Williams-Sonoma, Inc. ................     1,148        36,093
Zale Corp. (a)........................       400        11,284
                                                  ------------
                                                     2,535,455
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a).......................     3,217       138,202
Hanesbrands, Inc. (a).................       795        18,778

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Jones Apparel Group, Inc. ............     1,760  $     58,837
Liz Claiborne, Inc. ..................     1,476        64,147
NIKE, Inc. (Class B)..................     1,368       135,473
Quiksilver, Inc. (a)..................     2,547        40,115
V. F. Corp. ..........................       300        24,624
Wolverine World Wide, Inc. ...........     2,010        57,325
                                                  ------------
                                                       537,501
                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 1.7%
Astoria Financial Corp. ..............       700        21,112
Berkshire Hills Bancorp, Inc. ........     1,348        45,104
Countrywide Financial Corp. ..........     4,166       176,847
ESB Financial Corp. ..................     2,504        27,594
Fannie Mae............................     6,710       398,507
Freddie Mac...........................     4,732       321,303
Hudson City Bancorp, Inc. ............     1,700        23,596
KNBT Bancorp, Inc. ...................     1,721        28,792
MASSBANK Corp. .......................     1,933        63,576
MGIC Investment Corp. ................     1,021        63,853
NewAlliance Bancshares, Inc. .........     4,400        72,160
OceanFirst Financial Corp. ...........     2,391        54,826
People's Bank.........................     1,747        77,951
Radian Group, Inc. ...................     1,203        64,854
Sovereign Bancorp, Inc. ..............     3,287        83,457
TrustCo Bank Corp. NY.................     4,816        53,554
Washington Mutual, Inc. ..............     6,570       298,869
                                                  ------------
                                                     1,875,955
                                                  ------------
TOBACCO -- 1.2%
Altria Group, Inc. ...................    13,831     1,186,976
Loews Corp.-Carolina Group............       300        19,416
Reynolds American, Inc. ..............     1,542       100,955
UST, Inc. ............................     1,575        91,665
                                                  ------------
                                                     1,399,012
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. .........................     1,801        64,620
Kaman Corp. (Class A).................     2,435        54,520
W.W. Grainger, Inc. ..................       300        20,982
                                                  ------------
                                                       140,122
                                                  ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. ...................       900        20,502
Connecticut Water Service, Inc. ......     2,228        50,687
Middlesex Water Co. ..................     2,960        55,441
                                                  ------------
                                                       126,630
                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
ALLTEL Corp. .........................     2,301       139,164
American Tower Corp. (a)..............     2,749       102,483
Crown Castle International Corp.
  (a).................................     2,789        90,085
FiberTower Corp. (a)..................       600         3,528
Goamerica, Inc. (a)...................       700         5,712
Leap Wireless International, Inc.
  (a).................................       300        17,841
NII Holdings, Inc. (a)................     1,351        87,058
SBA Communications Corp. (a)..........       600        16,500

See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Sprint Nextel Corp. ..................    18,847  $    356,020
Telephone & Data Systems, Inc. .......     1,224        66,500
                                                  ------------
                                                       884,891
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $91,393,358)........................             111,775,077
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund
  (Cost $87,095)......................    87,095        87,095
                                                  ------------
TOTAL INVESTMENTS -- 99.9% (Cost
  $91,480,453)........................             111,862,172
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                 131,680
                                                  ------------
NET ASSETS -- 100.0%..................            $111,993,852
                                                  ============

(a) Non-income producing security
(b) Affiliated Issuer. (Note 3)
(c) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.1%
Alliant Techsystems, Inc. (a)..........        34   $     2,659
Boeing Co. ............................       659        58,546
General Dynamics Corp. ................       312        23,197
Goodrich Corp. ........................       109         4,965
Honeywell International, Inc. .........       693        31,351
KBR, Inc. (a)..........................        26           680
L-3 Communications Holdings, Inc. .....       113         9,241
Lockheed Martin Corp. .................       317        29,186
Northrop Grumman Corp. ................       307        20,784
Precision Castparts Corp. .............       124         9,707
Raytheon Co. ..........................       414        21,859
Rockwell Collins, Inc. ................       160        10,126
Spirit Aerosystems Holdings, Inc.
  (a)..................................        51         1,707
United Technologies Corp. .............       865        54,080
                                                    -----------
                                                        278,088
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc. .........       155         6,338
Expeditors International Washington,
  Inc. ................................       198         8,019
FedEx Corp. ...........................       262        28,458
United Parcel Service, Inc. (Class
  B)...................................       574        43,039
                                                    -----------
                                                         85,854
                                                    -----------
AIRLINES -- 0.2%
AMR Corp. (a)..........................       170         5,139
Southwest Airlines Co. ................       738        11,306
UAL Corp. (a)..........................        82         3,608
                                                    -----------
                                                         20,053
                                                    -----------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. ......................        52         3,069
Johnson Controls, Inc. ................       178        15,294
                                                    -----------
                                                         18,363
                                                    -----------
AUTOMOBILES -- 0.3%
Ford Motor Co. ........................     1,723        12,940
General Motors Corp. ..................       458        14,070
Harley-Davidson, Inc. .................       245        17,265
                                                    -----------
                                                         44,275
                                                    -----------
BEVERAGES -- 1.9%
Anheuser-Busch Cos., Inc. .............       672        33,062
Brown-Forman Corp. ....................        57         3,776
Coca-Cola Enterprises, Inc. ...........       242         4,942
Constellation Brands, Inc. (Class A)
  (a)..................................       182         5,282
Molson Coors Brewing Co. ..............        64         4,892
PepsiCo, Inc. .........................     1,542        96,452
The Coca-Cola Co. .....................     2,000        96,500
The Pepsi Bottling Group, Inc. ........       118         3,647
                                                    -----------
                                                        248,553
                                                    -----------
BIOTECHNOLOGY -- 1.6%
Amgen, Inc. (a)........................     1,086        74,185
Amylin Pharmaceuticals, Inc. (a).......       104         3,751
Biogen Idec, Inc. (a)..................       311        15,298
Celgene Corp. (a)......................       347        19,963
Cephalon, Inc. (a).....................        54         3,802
Genentech, Inc. (a)....................       432        35,048
Genzyme Corp. (a)......................       240        14,779

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Gilead Sciences, Inc. (a)..............       427   $    27,725
MedImmune, Inc. (a)....................       221         7,154
Millennium Pharmaceuticals, Inc. (a)...       286         3,118
Vertex Pharmaceuticals, Inc. (a).......       102         3,817
                                                    -----------
                                                        208,640
                                                    -----------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. ..........       162         7,427
Masco Corp. ...........................       355        10,604
USG Corp. (a)..........................        71         3,891
                                                    -----------
                                                         21,922
                                                    -----------
CAPITAL MARKETS -- 3.5%
A.G. Edwards, Inc. ....................        72         4,557
AllianceBernstein Holding LP...........        25         2,010
Ameriprise Financial, Inc. ............       202        11,009
BlackRock, Inc. .......................        12         1,823
E*TRADE Financial Corp. (a)............       392         8,789
Eaton Vance Corp. .....................       125         4,126
Federated Investors, Inc. .............        90         3,040
Franklin Resources, Inc. ..............       162        17,847
Goldman Sachs Group, Inc. .............       339        67,580
Janus Capital Group, Inc. .............       197         4,253
Legg Mason, Inc. ......................       119        11,311
Lehman Brothers Holdings, Inc. ........       498        38,904
Mellon Financial Corp. ................       391        16,481
Merrill Lynch & Co., Inc. .............       823        76,621
Morgan Stanley.........................       899        73,205
Northern Trust Corp. ..................       180        10,924
Nuveen Investments, Inc. ..............        73         3,787
SEI Investments Co. ...................        66         3,931
State Street Corp. (b).................       311        20,974
T. Rowe Price Group, Inc. .............       242        10,592
TD Ameritrade Holding Corp. ...........       210         3,398
The Bank of New York Co., Inc. ........       707        27,835
The Bear Stearns Cos., Inc. ...........       106        17,255
The Charles Schwab Corp. ..............       965        18,663
                                                    -----------
                                                        458,915
                                                    -----------
CHEMICALS -- 1.4%
Air Products & Chemicals, Inc. ........       197        13,845
Ashland, Inc. .........................        53         3,667
E. I. du Pont de Nemours & Co. ........       853        41,550
Eastman Chemical Co. ..................        71         4,211
Ecolab, Inc. ..........................       170         7,684
Huntsman Corp. (a).....................        84         1,593
International Flavors & Fragrances,
  Inc. ................................        78         3,834
Lubrizol Corp. ........................        61         3,058
Lyondell Chemical Co. .................       208         5,319
Monsanto Co. ..........................       502        26,370
PPG Industries, Inc. ..................       156        10,017
Praxair, Inc. .........................       300        17,799
Rohm & Haas Co. .......................       132         6,748
Sigma-Aldrich Corp. ...................        57         4,430
The Dow Chemical Co. ..................       894        35,706
The Mosaic Co. (a).....................       126         2,691
                                                    -----------
                                                        188,522
                                                    -----------
COMMERCIAL BANKS -- 4.1%
Associated Bancorp.....................       108         3,767
Bank of Hawaii Corp. ..................        48         2,590

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
BB&T Corp. ............................       500   $    21,965
City National Corp. ...................        41         2,919
Colonial BancGroup, Inc. ..............       139         3,578
Comerica, Inc. ........................       157         9,213
Commerce Bancorp, Inc. ................       169         5,961
Commerce Bancshares, Inc. .............        72         3,507
Compass Bancshares, Inc. ..............       120         7,158
Fifth Third Bancorp....................       431        17,641
First Horizon National Corp. ..........       111         4,638
Fulton Financial Corp. ................       149         2,488
Huntington Bancshares, Inc. ...........       213         5,059
Keycorp................................       376        14,299
M&T Bank Corp. ........................        76         9,284
Marshall & Ilsley Corp. ...............       229        11,017
Mercantile Bankshares Corp. ...........       113         5,287
National City Corp. ...................       575        21,022
PNC Financial Services Group...........       273        20,213
Popular, Inc. .........................       227         4,075
Regions Financial Corp. ...............       701        26,217
Sky Financial Group, Inc. .............       100         2,854
SunTrust Banks, Inc. ..................       336        28,375
Synovus Financial Corp. ...............       239         7,368
TCF Financial Corp. ...................       118         3,235
TD Banknorth, Inc. ....................       101         3,260
U.S. Bancorp...........................     1,651        59,750
UnionBanCal Corp. .....................        52         3,185
Valley National Bancorp................       109         2,890
Wachovia Corp. ........................     1,780       101,371
Wells Fargo & Co. .....................     2,957       105,151
Zions Bancorp..........................        97         7,997
                                                    -----------
                                                        527,334
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Allied Waste Industries, Inc. (a)......       266         3,269
Aramark Corp. .........................       105         3,512
Avery Dennison Corp. ..................        87         5,910
ChoicePoint, Inc. (a)..................        77         3,032
Cintas Corp. ..........................       133         5,281
Dun & Bradstreet Corp. (a).............        62         5,133
Equifax, Inc. .........................       120         4,872
Manpower, Inc. ........................        85         6,369
Monster Worldwide, Inc. (a)............       104         4,851
Pitney Bowes, Inc. ....................       208         9,608
R.R. Donnelley & Sons Co. .............       200         7,108
Republic Services, Inc. ...............       110         4,474
Robert Half International, Inc. .......       160         5,939
The Corporate Executive Board Co. .....        37         3,245
Waste Management, Inc. ................       503        18,495
                                                    -----------
                                                         91,098
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.5%
Avaya, Inc. (a)........................       407         5,690
Cisco Systems, Inc. (a)................     5,669       154,934
Comverse Technology, Inc. (a)..........       188         3,969
Corning, Inc. (a)......................     1,435        26,849
Harris Corp. ..........................       124         5,686
JDS Uniphase Corp. (a).................       183         3,049
Juniper Networks, Inc. (a).............       511         9,678
Motorola, Inc. ........................     2,252        46,301

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
QUALCOMM, Inc. ........................     1,538   $    58,121
Tellabs, Inc. (a)......................       392         4,022
                                                    -----------
                                                        318,299
                                                    -----------
COMPUTERS & PERIPHERALS -- 3.6%
Apple Computer, Inc. (a)...............       786        66,684
Dell, Inc. (a).........................     1,894        47,521
Diebold, Inc. .........................        61         2,843
EMC Corp. (a)..........................     2,051        27,073
Hewlett-Packard Co. ...................     2,551       105,076
International Business Machines
  Corp. ...............................     1,403       136,301
Lexmark International, Inc. (a)........        96         7,027
NCR Corp. (a)..........................       170         7,269
Network Appliance, Inc. (a)............       339        13,316
QLogic Corp. (a).......................       163         3,573
SanDisk Corp. (a)......................       205         8,821
Seagate Technology.....................       539        14,284
Sun Microsystems, Inc. (a).............     3,232        17,517
Western Digital Corp. (a)..............       203         4,153
                                                    -----------
                                                        461,458
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp. ...........................        80         6,532
Jacobs Engineering Group, Inc. (a).....        54         4,403
                                                    -----------
                                                         10,935
                                                    -----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. .......        42         4,364
Vulcan Materials Co. ..................        82         7,370
                                                    -----------
                                                         11,734
                                                    -----------
CONSUMER FINANCE -- 0.9%
American Express Co. ..................     1,003        60,852
AmeriCredit Corp. (a)..................       108         2,718
Capital One Financial Corp. ...........       381        29,269
SLM Corp. .............................       384        18,728
Student Loan Corp. ....................         4           829
                                                    -----------
                                                        112,396
                                                    -----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ............................        99         4,316
Bemis Co., Inc. .......................       101         3,432
Crown Holdings, Inc. (a)...............       151         3,159
Pactiv Corp. (a).......................       140         4,997
Sealed Air Corp. ......................        76         4,934
Smurfit-Stone Container Corp. (a)......       231         2,439
Sonoco Products Co. ...................        92         3,502
Temple-Inland, Inc. ...................        99         4,557
                                                    -----------
                                                         31,336
                                                    -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. .....................       157         7,447
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Apollo Group, Inc. (a).................       142         5,534
H&R Block, Inc. .......................       283         6,520
The Service Master Co. ................       267         3,500
Weight Watchers International, Inc. ...        41         2,154
                                                    -----------
                                                         17,708
                                                    -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
DIVERSIFIED FINANCIAL SERVICES -- 5.4%
Bank of America Corp. .................     4,189   $   223,651
Cbot Holdings, Inc. (a)................        34         5,150
Chicago Mercantile Exchange Holdings,
Inc. ..................................        29        14,783
CIT Group, Inc. .......................       184        10,262
Citigroup, Inc. .......................     4,642       258,559
JPMorgan Chase & Co. ..................     3,250       156,975
Leucadia National Corp. ...............       150         4,230
Moody's Corp. .........................       232        16,022
Nymex Holdings, Inc. (a)...............         6           744
NYSE Group, Inc. (a)...................        48         4,665
                                                    -----------
                                                        695,041
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
AT&T, Inc. ............................     3,579       127,949
BellSouth Corp. .......................     1,702        80,181
CenturyTel, Inc. ......................       108         4,715
Citizens Communications Co. ...........       299         4,297
Embarq Corp. ..........................       134         7,043
Level 3 Communications, Inc. (a).......       915         5,124
Qwest Communications International,
Inc. (a)...............................     1,436        12,019
Verizon Communications, Inc. ..........     2,718       101,219
Windstream Corp. (a)...................       436         6,200
                                                    -----------
                                                        348,747
                                                    -----------
ELECTRIC UTILITIES -- 1.8%
Allegheny Energy, Inc. (a).............       145         6,657
American Electric Power Co., Inc. .....       364        15,499
DPL, Inc. .............................       105         2,917
Duke Energy Corp. .....................     1,168        38,789
Edison International...................       276        12,553
Entergy Corp. .........................       197        18,187
Exelon Corp. ..........................       622        38,496
FirstEnergy Corp. .....................       301        18,150
FPL Group, Inc. .......................       345        18,775
Northeast Utilities....................       143         4,027
Pepco Holdings, Inc. ..................       171         4,448
Pinnacle West Capital Corp. ...........        87         4,410
PPL Corp. .............................       349        12,508
Progress Energy, Inc. .................       227        11,141
Reliant Energy, Inc. (a)...............       278         3,950
The Southern Co. ......................       683        25,175
                                                    -----------
                                                        235,682
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp. .......       171         5,231
AMETEK, Inc. ..........................        96         3,057
Cooper Industries, Ltd. ...............        88         7,958
Emerson Electric Co. ..................       756        33,332
Hubbell, Inc. (Class B)................        52         2,351
Rockwell Automation, Inc. .............       151         9,223
Roper Industries, Inc. ................        80         4,019
                                                    -----------
                                                         65,171
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
Agilent Technologies, Inc. (a).........       397        13,835
Amphenol Corp. (Class A)...............        82         5,091
Arrow Electronics, Inc. (a)............       107         3,376
CDW Corp. .............................        61         4,290

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Ingram Micro, Inc. (Class A) (a).......       132   $     2,694
Jabil Circuit, Inc. ...................       168         4,124
Molex, Inc. ...........................       124         3,922
Solectron Corp. (a)....................       908         2,924
Symbol Technologies, Inc. .............       230         3,436
                                                    -----------
                                                         43,692
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Baker Hughes, Inc. ....................       299        22,323
BJ Services Co. .......................       283         8,298
Cameron International Corp. (a)........       104         5,517
Diamond Offshore Drilling, Inc. .......        56         4,477
ENSCO International, Inc. .............       142         7,109
FMC Technologies, Inc. (a).............        64         3,944
GlobalSantaFe Corp. ...................       223        13,108
Grant Prideco, Inc. (a)................       121         4,812
Halliburton Co. .......................       950        29,497
Nabors Industries, Ltd. (a)............       279         8,309
National-Oilwell Varco, Inc. (a).......       160         9,789
Noble Corp. ...........................       128         9,747
Patterson-UTI Energy, Inc. ............       146         3,392
Pride International, Inc. (a)..........       145         4,351
Rowan Cos., Inc. ......................       100         3,320
Schlumberger, Ltd. ....................     1,094        69,097
Smith International, Inc. .............       196         8,050
Transocean, Inc. (a)...................       272        22,002
Weatherford International, Ltd. (a)....       322        13,456
                                                    -----------
                                                        250,598
                                                    -----------
FOOD & STAPLES RETAILING -- 2.0%
Costco Wholesale Corp. ................       437        23,104
CVS Corp. .............................       742        22,935
Safeway, Inc. .........................       409        14,135
SUPERVALU, Inc. .......................       196         7,007
Sysco Corp. ...........................       596        21,909
The Kroger Co. ........................       612        14,119
Wal-Mart Stores, Inc. .................     2,397       110,693
Walgreen Co. ..........................       940        43,137
Whole Foods Market, Inc. ..............       131         6,148
                                                    -----------
                                                        263,187
                                                    -----------
FOOD PRODUCTS -- 1.1%
Archer-Daniels-Midland Co. ............       549        17,546
Bunge, Ltd. ...........................       108         7,831
Campbell Soup Co. .....................       236         9,178
ConAgra Foods, Inc. ...................       490        13,230
Dean Foods Co. (a).....................       117         4,947
General Mills, Inc. ...................       326        18,777
H.J. Heinz Co. ........................       293        13,188
Hormel Foods Corp. ....................        68         2,539
Kellogg Co. ...........................       229        11,464
Kraft Foods, Inc. .....................       234         8,354
McCormick & Co., Inc. .................       120         4,627
Sara Lee Corp. ........................       713        12,142
Smithfield Foods, Inc. (a).............       103         2,643
The Hershey Co. .......................       158         7,868
Tyson Foods, Inc. (Class A)............       215         3,537
Wm. Wrigley Jr., Co. ..................       212        10,965
                                                    -----------
                                                        148,836
                                                    -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
GAS UTILITIES -- 0.1%
Equitable Resources, Inc. .............       106   $     4,425
ONEOK, Inc. ...........................        97         4,183
Questar Corp. .........................        77         6,395
                                                    -----------
                                                         15,003
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Bausch & Lomb, Inc. ...................        48         2,499
Baxter International, Inc. ............       610        28,298
Beckman Coulter, Inc. .................        56         3,349
Becton, Dickinson & Co. ...............       216        15,152
Biomet, Inc. ..........................       214         8,832
Boston Scientific Corp. (a)............     1,259        21,630
C.R. Bard, Inc. .......................        96         7,965
Cytyc Corp. (a)........................       104         2,943
Dade Behring Holdings, Inc. ...........        82         3,264
Dentsply International, Inc. ..........       130         3,880
Hillenbrand Industries, Inc. ..........        49         2,790
Hospira, Inc. (a)......................       141         4,735
Medtronic, Inc. .......................     1,076        57,577
St. Jude Medical, Inc. (a).............       334        12,211
Stryker Corp. .........................       255        14,053
Varian Medical Systems, Inc. (a).......       127         6,041
Zimmer Holdings, Inc. (a)..............       228        17,871
                                                    -----------
                                                        213,090
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.5%
Aetna, Inc. ...........................       486        20,985
AmerisourceBergen Corp. ...............       190         8,542
Brookdale Senior Living, Inc. .........        48         2,304
Cardinal Health, Inc. .................       386        24,870
Caremark Rx, Inc. .....................       397        22,673
CIGNA Corp. ...........................       100        13,157
Community Health Systems, Inc. (a).....        84         3,068
Coventry Health Care, Inc. (a).........       145         7,257
DaVita, Inc. (a).......................        94         5,347
Express Scripts, Inc. (Class A) (a)....       112         8,019
Health Management Associates, Inc. ....       223         4,708
Health Net, Inc. (a)...................       101         4,915
Henry Schein, Inc. (a).................        80         3,918
Humana, Inc. (a).......................       150         8,296
Laboratory Corp. of America Holdings
  (a)..................................       120         8,816
Lincare Holdings, Inc. (a).............        90         3,586
Manor Care, Inc. ......................        62         2,909
McKesson Corp. ........................       280        14,196
Medco Health Solutions, Inc. (a).......       273        14,589
Omnicare, Inc. ........................       112         4,327
Patterson Cos., Inc. (a)...............       114         4,048
Quest Diagnostics, Inc. ...............       142         7,526
Tenet Healthcare Corp. (a).............       429         2,990
Triad Hospitals, Inc. (a)..............        80         3,346
UnitedHealth Group, Inc. ..............     1,267        68,076
Universal Health Services, Inc. (Class
  B)...................................        53         2,938
WellPoint, Inc. (a)....................       572        45,011
                                                    -----------
                                                        320,417
                                                    -----------
HEALTH CARE TECHNOLOGY -- 0.0% (C)
IMS Health, Inc. ......................       200         5,496
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HOTELS RESTAURANTS & LEISURE -- 1.8%
Boyd Gaming Corp. .....................        48   $     2,175
Brinker International, Inc. ...........       117         3,529
Carnival Corp. ........................       389        19,080
Darden Restaurants, Inc. ..............       116         4,660
Harrah's Entertainment, Inc. ..........       172        14,228
Hilton Hotels Corp. ...................       331        11,552
International Game Technology..........       317        14,645
International Speedway Corp. (Class
  A)...................................        32         1,633
Las Vegas Sands Corp. (a)..............        96         8,590
Marriott International, Inc. (Class
  A)...................................       322        15,366
McDonald's Corp. ......................     1,146        50,802
MGM Mirage, Inc. (a)...................       112         6,423
Penn National Gaming, Inc. (a).........        62         2,580
Royal Caribbean Cruises, Ltd. .........       119         4,924
Starbucks Corp. (a)....................       709        25,113
Starwood Hotels & Resorts Worldwide,
  Inc. ................................       197        12,312
Station Casinos, Inc. .................        39         3,185
Wendy's International, Inc. ...........       108         3,574
Wyndham Worldwide Corp. (a)............       183         5,860
Wynn Resorts, Ltd. ....................        68         6,382
Yum! Brands, Inc. .....................       247        14,524
                                                    -----------
                                                        231,137
                                                    -----------
HOUSEHOLD DURABLES -- 0.7%
Black & Decker Corp. ..................        63         5,038
Centex Corp. ..........................       106         5,965
D.R. Horton, Inc. .....................       252         6,675
Fortune Brands, Inc. ..................       138        11,784
Garmin, Ltd. ..........................       106         5,900
Harman International Industries,
  Inc. ................................        61         6,095
KB HOME................................        72         3,692
Leggett & Platt, Inc. .................       172         4,111
Lennar Corp. (Class A).................       126         6,610
Mohawk Industries, Inc. (a)............        51         3,818
Newell Rubbermaid, Inc. ...............       251         7,266
NVR, Inc. (a)..........................         5         3,225
Pulte Homes, Inc. .....................       193         6,392
The Stanley Works......................        78         3,923
Toll Brothers, Inc. (a)................       108         3,481
Whirlpool Corp. .......................        72         5,977
                                                    -----------
                                                         89,952
                                                    -----------
HOUSEHOLD PRODUCTS -- 2.0%
Colgate-Palmolive Co. .................       486        31,707
Energizer Holdings, Inc. (a)...........        49         3,478
Kimberly-Clark Corp. ..................       426        28,947
Procter & Gamble Co. ..................     2,967       190,689
The Clorox Co. ........................       142         9,109
                                                    -----------
                                                        263,930
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group, Inc. ......       170        11,708
Mirant Corp. (a).......................       237         7,482
NRG Energy, Inc. (a)...................       127         7,113
The AES Corp. (a)......................       593        13,070
TXU Corp. .............................       426        23,093
                                                    -----------
                                                         62,466
                                                    -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
INDUSTRIAL CONGLOMERATES -- 3.7%
3M Co. ................................       629   $    49,018
General Electric Co. ..................     9,702       361,011
McDermott International, Inc. (a)......       100         5,086
Textron, Inc. .........................       102         9,565
Tyco International, Ltd. ..............     1,876        57,030
                                                    -----------
                                                        481,710
                                                    -----------
INSURANCE -- 5.5%
ACE, Ltd. .............................       301        18,232
AFLAC, Inc. ...........................       461        21,206
Ambac Financial Group, Inc. ...........       101         8,996
American International Group, Inc. ....     2,132       152,779
Aon Corp. .............................       259         9,153
Arch Capital Group, Ltd. (a)...........        39         2,637
Arthur J. Gallagher & Co. .............        83         2,453
Assurant, Inc. ........................       104         5,746
Axis Capital Holdings, Ltd. ...........       131         4,372
Berkshire Hathaway, Inc. (Class A)
  (a)..................................         1       109,990
Brown & Brown, Inc. ...................       104         2,934
Chubb Corp. ...........................       385        20,370
Cincinnati Financial Corp. ............       137         6,208
CNA Financial Corp. (a)................        22           887
Conseco, Inc. (a)......................       140         2,797
Everest Re Group, Ltd. ................        60         5,887
Fidelity National Title Group, Inc. ...       226         5,397
First American Corp. ..................        78         3,173
Genworth Financial, Inc. (Class A).....       418        14,300
Lincoln National Corp. ................       259        17,198
Loews Corp. ...........................       435        18,039
Markel Corp. (a).......................         8         3,841
Marsh & McLennan Cos., Inc. ...........       509        15,606
MBIA, Inc. ............................       124         9,059
MetLife, Inc. .........................       429        25,315
Nationwide Financial Services, Inc.
  (Class A)............................        52         2,818
Old Republic International Corp. ......       196         4,563
Principal Financial Group, Inc. .......       253        14,851
Protective Life Corp. .................        60         2,850
Prudential Financial, Inc. ............       446        38,294
SAFECO Corp. ..........................       112         7,006
The Allstate Corp. ....................       582        37,894
The Hartford Financial Services Group,
  Inc. ................................       295        27,526
The Progressive Corp. .................       677        16,397
The St. Paul Travelers Cos., Inc. .....       642        34,469
Torchmark Corp. .......................        96         6,121
Transatlantic Holdings, Inc. ..........        24         1,490
Unitrin, Inc. .........................        40         2,004
UnumProvident Corp. ...................       316         6,567
White Mountains Insurance Group,
  Ltd. ................................         8         4,635
WR Berkley Corp. ......................       173         5,970
XL Capital, Ltd. (Class A).............       164        11,811
                                                    -----------
                                                        711,841
                                                    -----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)...................       275        10,852
Expedia, Inc. (a)......................       241         5,056

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
IAC/InterActiveCorp (a)................       192   $     7,135
Liberty Media Holding
  Corp. -- Interactive (Class A) (a)...       613        13,222
                                                    -----------
                                                         36,265
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 1.3%
Akamai Technologies, Inc. (a)..........       143         7,596
eBay, Inc. (a).........................       972        29,228
Google, Inc. (Class A) (a).............       208        95,780
VeriSign, Inc. (a).....................       232         5,580
Yahoo!, Inc. (a).......................     1,188        30,341
                                                    -----------
                                                        168,525
                                                    -----------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A)..............       520        19,204
Affiliated Computer Services, Inc.
  (a)..................................       108         5,275
Alliance Data Systems Corp. (a)........        63         3,936
Automatic Data Processing, Inc. .......       514        25,314
Ceridian Corp. (a).....................       132         3,693
Checkfree Corp. (a)....................        69         2,771
Cognizant Technology Solutions Corp.
  (a)..................................       129         9,954
Computer Sciences Corp. (a)............       166         8,859
DST Systems, Inc. (a)..................        51         3,194
Electronic Data Systems Corp. .........       484        13,334
Fidelity National Information Services,
  Inc. ................................       264        10,584
First Data Corp. ......................       704        17,966
Fiserv, Inc. (a).......................       155         8,125
Global Payments, Inc. .................        82         3,797
Iron Mountain, Inc. (a)................       112         4,630
Mastercard, Inc. ......................        57         5,614
Paychex, Inc. .........................       312        12,336
Sabre Holdings Corp. (Class A).........       130         4,146
The Western Union Co. .................       704        15,784
Total System Services, Inc. ...........        36           950
                                                    -----------
                                                        179,466
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. .......................        86         2,744
Eastman Kodak Co. .....................       264         6,811
Hasbro, Inc. ..........................       137         3,733
Mattel, Inc. ..........................       333         7,546
                                                    -----------
                                                         20,834
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Applera Corp. -- Applied Biosystems
  Group................................       160         5,870
Charles River Laboratories
  International, Inc. (a)..............        66         2,854
Covance, Inc. (a)......................        59         3,476
Invitrogen Corp. (a)...................        48         2,716
Millipore Corp. (a)....................        53         3,530
Pharmaceutical Product Development,
  Inc. ................................        96         3,093
Thermo Electron Corp. (a)..............       378        17,120
Waters Corp. (a).......................       105         5,142
                                                    -----------
                                                         43,801
                                                    -----------
MACHINERY -- 1.5%
Caterpillar, Inc. .....................       614        37,657
Cummins, Inc. .........................        44         5,200
Danaher Corp. .........................       227        16,444
Deere & Co. ...........................       216        20,535
Donaldson Co., Inc. ...................        68         2,360

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Dover Corp. ...........................       188   $     9,216
Eaton Corp. ...........................       143        10,745
Graco, Inc. ...........................        64         2,536
Illinois Tool Works, Inc. .............       458        21,155
Ingersoll-Rand Co., Ltd. (Class A).....       286        11,191
ITT Industries, Inc. ..................       167         9,489
Joy Global, Inc. ......................       107         5,172
Oshkosh Truck Corp. ...................        68         3,293
PACCAR, Inc. ..........................       233        15,122
Pall Corp. ............................       116         4,008
Parker-Hannifin Corp. .................       112         8,610
Pentair, Inc. .........................        89         2,795
SPX Corp. .............................        53         3,241
Terex Corp. (a)........................        92         5,941
                                                    -----------
                                                        194,710
                                                    -----------
MEDIA -- 3.8%
Cablevision Systems Corp. (Class A)....       225         6,408
CBS Corp. .............................       630        19,643
Clear Channel Communications, Inc. ....       426        15,140
Clear Channel Outdoor Holdings, Inc.
  (a)..................................        34           949
Comcast Corp. (Class A) (a)............     1,847        78,184
Discovery Holding Co. (Class A) (a)....       257         4,135
EchoStar Communications Corp. (Class A)
  (a)..................................       199         7,568
EW Scripps Co. ........................        76         3,795
Gannett Co., Inc. .....................       221        13,362
Getty Images, Inc. (a).................        44         1,884
Idearc, Inc. (a).......................       134         3,839
Lamar Advertising Co. (a)..............        69         4,512
Liberty Global, Inc. (Class A) (a).....       373        10,873
Liberty Media Holding Corp. -- Capital
  (Series A) (a).......................       128        12,541
News Corp. (Class A)...................     2,188        46,998
NTL, Inc. .............................       234         5,906
Omnicom Group, Inc. ...................       162        16,935
R.H. Donnelley Corp. ..................        70         4,391
Sirius Satellite Radio, Inc. (a).......     1,134         4,014
The DIRECTV Group, Inc. (a)............       747        18,630
The Interpublic Group of Cos., Inc.
  (a)..................................       395         4,835
The McGraw-Hill Cos., Inc. ............       331        22,515
The New York Times Co. (Class A).......       136         3,313
The Walt Disney Co. ...................     1,806        61,892
The Washington Post Co. ...............         5         3,728
Time Warner, Inc. .....................     3,788        82,503
Tribune Co. ...........................       144         4,432
Univision Communications, Inc. (a).....       214         7,580
Viacom, Inc. (a).......................       593        24,331
XM Satellite Radio Holdings, Inc.
  (Class A) (a)........................       248         3,584
                                                    -----------
                                                        498,420
                                                    -----------
METALS & MINING -- 0.9%
Alcoa, Inc. ...........................       803        24,098
Allegheny Technologies, Inc. ..........        84         7,617
Freeport-McMoRan Copper & Gold,
  Inc. ................................       176         9,809
Newmont Mining Corp. ..................       419        18,918
Nucor Corp. ...........................       262        14,321
Phelps Dodge Corp. ....................       188        22,507
Southern Copper Corp. .................        72         3,880

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Titanium Metals Corp. (a)..............        75   $     2,213
United States Steel Corp. .............       110         8,045
                                                    -----------
                                                        111,408
                                                    -----------
MULTI-UTILITIES -- 1.2%
Alliant Energy Corp. ..................       108         4,079
Ameren Corp. ..........................       189        10,155
CenterPoint Energy, Inc. ..............       254         4,211
Consolidated Edison, Inc. .............       239        11,489
Dominion Resources, Inc. ..............       325        27,248
DTE Energy Co. ........................       159         7,697
Energy East Corp. .....................       136         3,373
KeySpan Corp. .........................       161         6,630
MDU Resources Group, Inc. .............       146         3,743
NiSource, Inc. ........................       247         5,953
NSTAR..................................       100         3,436
PG&E Corp. ............................       318        15,051
Public Service Enterprise Group,
  Inc. ................................       233        15,467
SCANA Corp. ...........................        96         3,900
Sempra Energy..........................       212        11,880
TECO Energy, Inc. .....................       188         3,239
Wisconsin Energy Corp. ................       108         5,126
Xcel Energy, Inc. .....................       367         8,463
                                                    -----------
                                                        151,140
                                                    -----------
MULTILINE RETAIL -- 1.0%
Dollar General Corp. ..................       279         4,481
Dollar Tree Stores, Inc. (a)...........        98         2,950
Family Dollar Stores, Inc. ............       144         4,223
Federated Department Stores, Inc. .....       510        19,446
J. C. Penney Co., Inc. ................       189        14,621
Kohl's Corp. (a).......................       277        18,955
Nordstrom, Inc. .......................       203        10,016
Sears Holdings Corp. (a)...............        90        15,114
Target Corp. ..........................       725        41,361
                                                    -----------
                                                        131,167
                                                    -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a)........................       899        15,238
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 7.8%
Anadarko Petroleum Corp. ..............       420        18,278
Apache Corp. ..........................       301        20,020
Arch Coal, Inc. .......................       133         3,994
Chesapeake Energy Corp. ...............       371        10,778
Chevron Corp. .........................     2,044       150,295
CNX Gas Corp. (a)......................        24           612
ConocoPhillips.........................     1,432       103,032
CONSOL Energy, Inc. ...................       165         5,301
Devon Energy Corp. ....................       389        26,094
El Paso Corp. .........................       645         9,856
Energy Transfer Partners LP............        71         3,841
Enterprise Products Partners LP........       244         7,071
EOG Resources, Inc. ...................       228        14,239
Exxon Mobil Corp. .....................     5,432       416,255
Hess Corp. ............................       233        11,550
Kinder Morgan Energy Partners LP.......       132         6,323
Kinder Morgan, Inc. ...................       101        10,681
Marathon Oil Corp. ....................       327        30,247
Murphy Oil Corp. ......................       159         8,085
Newfield Exploration Co. (a)...........       118         5,422

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Noble Energy, Inc. ....................       159   $     7,802
Occidental Petroleum Corp. ............       790        38,576
ONEOK Partners LP......................        44         2,787
Peabody Energy Corp. ..................       239         9,658
Pioneer Natural Resources Co. .........       117         4,644
Plains Exploration & Production Co.
  (a)..................................        72         3,422
Pogo Producing Co. ....................        50         2,422
Range Resources Corp. .................       128         3,515
Southwestern Energy Co. (a)............       151         5,293
Sunoco, Inc. ..........................       124         7,733
Tesoro Corp. ..........................        64         4,209
The Williams Cos., Inc. ...............       553        14,444
Ultra Petroleum Corp. (a)..............       142         6,780
Valero Energy Corp. ...................       573        29,315
XTO Energy, Inc. ......................       337        15,856
                                                    -----------
                                                      1,018,430
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. ...............       424        14,458
MeadWestvaco Corp. ....................       167         5,020
Weyerhaeuser Co. ......................       220        15,543
                                                    -----------
                                                         35,021
                                                    -----------
PERSONAL PRODUCTS -- 0.2%
Alberto Culver Co. (a).................        76         1,630
Avon Products, Inc. ...................       430        14,207
The Estee Lauder Cos., Inc. (Class
  A)...................................       126         5,144
                                                    -----------
                                                         20,981
                                                    -----------
PHARMACEUTICALS -- 5.8%
Abbott Laboratories....................     1,433        69,802
Abraxis BioScience, Inc. (a)...........        21           574
Allergan, Inc. ........................       142        17,003
Barr Pharmaceuticals, Inc. (a).........        93         4,661
Bristol-Myers Squibb Co. ..............     1,812        47,692
Eli Lilly & Co. .......................       912        47,515
Endo Pharmaceuticals Holdings, Inc.
  (a)..................................       121         3,337
Forest Laboratories, Inc. (a)..........       297        15,028
Johnson & Johnson......................     2,700       178,254
King Pharmaceuticals, Inc. (a).........       224         3,566
Merck & Co., Inc. .....................     2,041        88,988
Mylan Laboratories, Inc. ..............       195         3,892
Pfizer, Inc. ..........................     6,716       173,945
Schering-Plough Corp. .................     1,374        32,481
Sepracor, Inc. (a).....................        98         6,035
Warner Chilcott, Ltd. (a)..............        65           898
Watson Pharmaceuticals, Inc. (a).......        95         2,473
Wyeth..................................     1,238        63,039
                                                    -----------
                                                        759,183
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.9%
AMB Property Corp. ....................        80         4,689
Apartment Investment & Management Co.
  (Class A)............................        88         4,930
Archstone-Smith Trust..................       196        11,409
Avalonbay Communities, Inc. ...........        68         8,843
Boston Properties, Inc. ...............       104        11,635
Camden Property Trust..................        52         3,840
CapitalSource, Inc. ...................       116         3,168
Developers Diversified Realty Corp. ...       100         6,295
Duke Realty Corp. .....................       128         5,235

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Equity Office Properties Trust.........       330   $    15,896
Equity Residential.....................       269        13,652
Federal Realty Investment Trust........        48         4,080
General Growth Properties, Inc. .......       203        10,603
Health Care Property Investors,
  Inc. ................................       184         6,775
Hospitality Properties Trust...........        62         2,947
Host Hotels & Resorts, Inc. ...........       482        11,833
iStar Financial, Inc. .................       118         5,643
Kimco Realty Corp. ....................       216         9,709
Liberty Property Trust.................        79         3,882
Macerich Co. ..........................        67         5,800
Mack-Cali Realty Corp. ................        56         2,856
New Plan Excel Realty Trust............        96         2,638
Plum Creek Timber Co., Inc. ...........       163         6,496
ProLogis...............................       230        13,977
Public Storage, Inc. ..................       116        11,310
Regency Centers Corp. .................        64         5,003
Simon Property Group, Inc. ............       212        21,473
SL Green Realty Corp. .................        43         5,710
Thornburg Mortgage, Inc. ..............        98         2,463
United Dominion Realty Trust, Inc. ....       118         3,751
Ventas, Inc. ..........................        96         4,063
Vornado Realty Trust...................       121        14,701
Weingarten Realty Investors............        71         3,274
                                                    -----------
                                                        248,579
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Brookfield Properties Corp. ...........       108         4,248
CB Richard Ellis Group, Inc. (Class
  A) (a)...............................       178         5,909
Forest City Enterprises, Inc. .........        64         3,738
Realogy Corp. (a)......................       183         5,548
The St. Joe Co. .......................        66         3,536
                                                    -----------
                                                         22,979
                                                    -----------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe Corp. ....       342        25,243
CSX Corp. .............................       410        14,116
Hertz Global Holdings, Inc. (a)........        82         1,426
J.B. Hunt Transport Services, Inc. ....       111         2,306
Norfolk Southern Corp. ................       382        19,211
Union Pacific Corp. ...................       248        22,821
                                                    -----------
                                                         85,123
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.5%
Advanced Micro Devices, Inc. (a).......       534        10,867
Altera Corp. (a).......................       346         6,809
Analog Devices, Inc. ..................       319        10,486
Applied Materials, Inc. ...............     1,285        23,708
Broadcom Corp. (Class A) (a)...........       409        13,215
Intel Corp. ...........................     5,398       109,309
International Rectifier Corp. (a)......        61         2,350
Intersil Corp. (Class A)...............       131         3,134
KLA-Tencor Corp. ......................       179         8,905
Lam Research Corp. (a).................       130         6,581
Linear Technology Corp. ...............       282         8,550
LSI Logic Corp. (a)....................       368         3,312
Marvell Technology Group, Ltd. (a).....       428         8,213
Maxim Integrated Products, Inc. .......       295         9,033
MEMC Electronic Materials, Inc. (a)....       157         6,145
Microchip Technology, Inc. ............       197         6,442

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Micron Technology, Inc. (a)............       670   $     9,353
National Semiconductor Corp. ..........       316         7,173
Novellus Systems, Inc. (a).............       125         4,303
NVIDIA Corp. (a).......................       337        12,472
Teradyne, Inc. (a).....................       182         2,723
Texas Instruments, Inc. ...............     1,382        39,802
Xilinx, Inc. ..........................       315         7,500
                                                    -----------
                                                        320,385
                                                    -----------
SOFTWARE -- 3.3%
Activision, Inc. (a)...................       246         4,241
Adobe Systems, Inc. (a)................       545        22,410
Autodesk, Inc. (a).....................       209         8,456
BEA Systems, Inc. (a)..................       361         4,541
BMC Software, Inc. (a).................       199         6,408
CA, Inc. ..............................       392         8,879
Cadence Design Systems, Inc. (a).......       249         4,460
Citrix Systems, Inc. (a)...............       169         4,571
Electronic Arts, Inc. (a)..............       275        13,849
Intuit, Inc. (a).......................       290         8,848
McAfee, Inc. (a).......................       137         3,888
Microsoft Corp. .......................     8,155       243,508
Oracle Corp. (a).......................     3,783        64,841
Red Hat, Inc. (a)......................       171         3,933
Salesforce.com, Inc. (a)...............        84         3,062
Symantec Corp. (a).....................       874        18,223
Synopsys, Inc. (a).....................       127         3,395
                                                    -----------
                                                        427,513
                                                    -----------
SPECIALTY RETAIL -- 2.2%
Abercrombie & Fitch Co. ...............        80         5,570
Advance Auto Parts, Inc. ..............       105         3,734
American Eagle Outfitters, Inc. .......       180         5,618
AutoNation, Inc. (a)...................       157         3,347
AutoZone, Inc. (a).....................        50         5,778
Bed Bath & Beyond, Inc. (a)............       268        10,211
Best Buy Co., Inc. ....................       365        17,954
CarMax, Inc. (a).......................        98         5,256
Chico's FAS, Inc. (a)..................       164         3,393
Circuit City Stores, Inc. .............       174         3,303
Foot Locker, Inc. .....................       144         3,158
Limited Brands.........................       314         9,087
Lowe's Cos., Inc. .....................     1,436        44,731
O'Reilly Automotive, Inc. (a)..........       104         3,334
Office Depot, Inc. (a).................       253         9,657
PETsMART, Inc. ........................       130         3,752
RadioShack Corp. ......................       124         2,081
Ross Stores, Inc. .....................       134         3,926
Sally Beauty Holdings, Inc. (a)........        76           593
Staples, Inc. .........................       683        18,236
The Gap, Inc. .........................       573        11,173

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
The Home Depot, Inc. ..................     1,916   $    76,947
The Sherwin-Williams Co. ..............       108         6,867
The TJX Cos., Inc. ....................       431        12,292
Tiffany & Co. .........................       134         5,258
Urban Outfitters, Inc. (a).............       105         2,418
Williams-Sonoma, Inc. .................        83         2,610
                                                    -----------
                                                        280,284
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (a)........................       343        14,735
Jones Apparel Group, Inc. .............       108         3,610
Liz Claiborne, Inc. ...................        98         4,259
NIKE, Inc. (Class B)...................       158        15,647
Polo Ralph Lauren Corp. ...............        56         4,349
V. F. Corp. ...........................        82         6,731
                                                    -----------
                                                         49,331
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 1.5%
Astoria Financial Corp. ...............        91         2,744
Countrywide Financial Corp. ...........       564        23,942
Fannie Mae.............................       898        53,332
Freddie Mac............................       643        43,660
Hudson City Bancorp, Inc. .............       517         7,176
MGIC Investment Corp. .................        84         5,253
New York Community Bancorp, Inc. ......       248         3,993
People's Bank..........................        56         2,499
PMI Group, Inc. .......................        84         3,962
Radian Group, Inc. ....................        78         4,205
Sovereign Bancorp, Inc. ...............       287         7,287
Washington Mutual, Inc. ...............       887        40,350
Webster Financial Corp. ...............        48         2,338
                                                    -----------
                                                        200,741
                                                    -----------
TOBACCO -- 1.5%
Altria Group, Inc. ....................     1,936       166,148
Loews Corp.-Carolina Group.............       100         6,472
Reynolds American, Inc. ...............       160        10,475
UST, Inc. .............................       150         8,730
                                                    -----------
                                                        191,825
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ..........................       127         4,557
W.W. Grainger, Inc. ...................        74         5,175
                                                    -----------
                                                          9,732
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
ALLTEL Corp. ..........................       348        21,047
American Tower Corp. (a)...............       390        14,539
Crown Castle International Corp. (a)...       177         5,717
NII Holdings, Inc. (a).................       127         8,184
Sprint Nextel Corp. ...................     2,751        51,966

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Telephone & Data Systems, Inc. ........        96   $     5,216
US Cellular Corp. (a)..................        16         1,114
                                                    -----------
                                                        107,783
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $12,037,887)...................              12,937,790
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
  Class Prime Fund
  (Cost $18,516).......................    18,516        18,516
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $12,056,403)...................              12,956,306
OTHER ASSETS AND
  LIABILITIES -- 0.1%..................                  14,928
                                                    -----------
NET ASSETS -- 100.0%...................             $12,971,234
                                                    ===========

(a) Non-income producing security
(b) Affiliate Issuer. (Note 3)
(c) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.6%
Alliant Techsystems, Inc. (a)........      1,120  $     87,573
General Dynamics Corp. ..............     10,916       811,605
KBR, Inc. (a)........................        900        23,544
L-3 Communications Holdings, Inc. ...      3,893       318,369
Lockheed Martin Corp. ...............     10,848       998,775
Precision Castparts Corp. ...........      4,314       337,700
Raytheon Co. ........................     14,441       762,485
Rockwell Collins, Inc. ..............      5,622       355,816
Spirit Aerosystems Holdings, Inc.
  (a)................................      1,800        60,246
United Technologies Corp. ...........     29,928     1,871,099
                                                  ------------
                                                     5,627,212
                                                  ------------
AIR FREIGHT & LOGISTICS -- 1.4%
C.H. Robinson Worldwide, Inc. .......      5,540       226,531
Expeditors International Washington,
  Inc. ..............................      6,795       275,198
FedEx Corp. .........................      9,194       998,652
United Parcel Service, Inc. (Class
  B).................................     19,938     1,494,951
                                                  ------------
                                                     2,995,332
                                                  ------------
AIRLINES -- 0.2%
Southwest Airlines Co. ..............     25,062       383,950
UAL Corp. (a)........................      2,897       127,468
                                                  ------------
                                                       511,418
                                                  ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. ....................      1,843       108,774
                                                  ------------
AUTOMOBILES -- 0.3%
Harley-Davidson, Inc. ...............      8,364       589,411
                                                  ------------
BEVERAGES -- 2.3%
Anheuser-Busch Cos., Inc. ...........     23,326     1,147,639
Brown-Forman Corp. ..................      1,994       132,083
Constellation Brands, Inc. (Class A)
  (a)................................      6,382       185,206
PepsiCo, Inc. .......................     53,453     3,343,485
The Pepsi Bottling Group, Inc. ......      4,522       139,775
                                                  ------------
                                                     4,948,188
                                                  ------------
BIOTECHNOLOGY -- 3.4%
Amgen, Inc. (a)......................     37,594     2,568,046
Amylin Pharmaceuticals, Inc. (a).....      3,642       131,367
Biogen Idec, Inc. (a)................     10,968       539,516
Celgene Corp. (a)....................     11,974       688,864
Cephalon, Inc. (a)...................      1,885       132,723
Genentech, Inc. (a)..................     14,884     1,207,539
Genzyme Corp. (a)....................      8,233       506,988
Gilead Sciences, Inc. (a)............     14,662       952,003
MedImmune, Inc. (a)..................      7,629       246,951
Millennium Pharmaceuticals, Inc.
  (a)................................     10,181       110,973
Vertex Pharmaceuticals, Inc. (a).....      3,733       139,689
                                                  ------------
                                                     7,224,659
                                                  ------------
BUILDING PRODUCTS -- 0.1%
American Standard Cos., Inc. ........      5,324       244,105
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
CAPITAL MARKETS -- 1.6%
Ameriprise Financial, Inc. ..........      6,956  $    379,102
BlackRock, Inc. .....................        546        82,937
E*TRADE Financial Corp. (a)..........     13,689       306,907
Eaton Vance Corp. ...................      4,077       134,582
Franklin Resources, Inc. ............      5,457       601,198
Legg Mason, Inc. ....................      4,259       404,818
Nuveen Investments, Inc. ............      2,529       131,205
SEI Investments Co. .................      2,292       136,512
State Street Corp. (b)...............     10,812       729,161
T. Rowe Price Group, Inc. ...........      8,420       368,543
TD Ameritrade Holding Corp. .........      7,837       126,803
                                                  ------------
                                                     3,401,768
                                                  ------------
CHEMICALS -- 1.0%
Ecolab, Inc. ........................      5,812       262,702
Huntsman Corp. (a)...................      2,876        54,558
Monsanto Co. ........................     17,555       922,164
Praxair, Inc. .......................     10,559       626,465
Sigma-Aldrich Corp. .................      1,880       146,114
The Mosaic Co. (a)...................      4,986       106,501
                                                  ------------
                                                     2,118,504
                                                  ------------
COMMERCIAL BANKS -- 1.1%
Commerce Bancorp, Inc. ..............      5,922       208,869
U.S. Bancorp.........................     56,640     2,049,801
                                                  ------------
                                                     2,258,670
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Allied Waste Industries, Inc. (a)....      9,209       113,179
Aramark Corp. .......................      3,892       130,187
ChoicePoint, Inc. (a)................      2,862       112,705
Cintas Corp. ........................      4,528       179,807
Dun & Bradstreet Corp. (a)...........      2,000       165,580
Manpower, Inc. ......................      2,773       207,781
Monster Worldwide, Inc. (a)..........      3,673       171,309
Robert Half International, Inc. .....      5,494       203,937
The Corporate Executive Board Co. ...      1,267       111,116
Waste Management, Inc. ..............     17,530       644,578
                                                  ------------
                                                     2,040,179
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 4.3%
Avaya, Inc. (a)......................     14,926       208,665
Cisco Systems, Inc. (a)..............    196,198     5,362,091
Corning, Inc. (a)....................     49,836       932,432
Harris Corp. ........................      4,261       195,409
JDS Uniphase Corp. (a)...............      6,813       113,505
Juniper Networks, Inc. (a)...........     17,979       340,522
QUALCOMM, Inc. ......................     53,259     2,012,658
                                                  ------------
                                                     9,165,282
                                                  ------------
COMPUTERS & PERIPHERALS -- 2.9%
Apple Computer, Inc. (a).............     27,355     2,320,798
Dell, Inc. (a).......................     64,410     1,616,047
Diebold, Inc. .......................      2,087        97,254
EMC Corp. (a)........................     70,981       936,949
Lexmark International, Inc. (a)......      3,204       234,533
Network Appliance, Inc. (a)..........     11,908       467,746
QLogic Corp. (a).....................      5,084       111,441

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
SanDisk Corp. (a)....................      7,152  $    307,751
Western Digital Corp. (a)............      7,337       150,115
                                                  ------------
                                                     6,242,634
                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.2%
Fluor Corp. .........................      2,810       229,437
Jacobs Engineering Group, Inc. (a)...      1,858       151,501
                                                  ------------
                                                       380,938
                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. .....      1,442       149,838
                                                  ------------
CONSUMER FINANCE -- 1.8%
American Express Co. ................     34,725     2,106,766
AmeriCredit Corp. (a)................      4,399       110,723
Capital One Financial Corp. .........     13,160     1,010,951
SLM Corp. ...........................     13,164       642,008
Student Loan Corp. ..................        136        28,193
                                                  ------------
                                                     3,898,641
                                                  ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ..........................      3,364       146,671
Crown Holdings, Inc. (a).............      5,484       114,725
Pactiv Corp. (a).....................      4,397       156,929
                                                  ------------
                                                       418,325
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a)...............      4,586       178,716
H&R Block, Inc. .....................      9,753       224,709
Weight Watchers International,
  Inc. ..............................      1,422        74,698
                                                  ------------
                                                       478,123
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Cbot Holdings, Inc. (a)..............      1,139       172,524
Chicago Mercantile Exchange Holdings,
  Inc. ..............................      1,024       521,984
Leucadia National Corp. .............      5,145       145,089
Moody's Corp. .......................      7,645       527,964
NYSE Group, Inc. (a).................      1,683       163,588
                                                  ------------
                                                     1,531,149
                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Level 3 Communications, Inc. (a).....     31,600       176,960
                                                  ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. (a)...........      5,170       237,355
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.1%
AMETEK, Inc. ........................      3,405       108,415
Roper Industries, Inc. ..............      2,853       143,335
                                                  ------------
                                                       251,750
                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
Amphenol Corp. (Class A).............      2,875       178,480
CDW Corp. ...........................      1,944       136,702
Jabil Circuit, Inc. .................      5,942       145,876
Symbol Technologies, Inc. ...........      8,091       120,880
                                                  ------------
                                                       581,938
                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 4.0%
Baker Hughes, Inc. ..................     10,287       768,027
BJ Services Co. .....................      9,536       279,596
Cameron International Corp. (a)......      3,557       188,699
Diamond Offshore Drilling, Inc. .....      1,975       157,881

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
ENSCO International, Inc. ...........      4,896  $    245,094
FMC Technologies, Inc. (a)...........      2,211       136,264
GlobalSantaFe Corp. .................      7,604       446,963
Grant Prideco, Inc. (a)..............      4,173       165,960
Halliburton Co. .....................     32,403     1,006,113
Nabors Industries, Ltd. (a)..........      9,534       283,923
National-Oilwell Varco, Inc. (a).....      5,488       335,756
Noble Corp. .........................      4,359       331,938
Patterson-UTI Energy, Inc. ..........      5,297       123,049
Pride International, Inc. (a)........      5,300       159,053
Rowan Cos., Inc. ....................      3,501       116,233
Schlumberger, Ltd. ..................     37,995     2,399,764
Smith International, Inc. ...........      6,773       278,167
Transocean, Inc. (a).................      9,449       764,330
Weatherford International, Ltd.
  (a)................................     11,087       463,326
                                                  ------------
                                                     8,650,136
                                                  ------------
FOOD & STAPLES RETAILING -- 3.7%
Costco Wholesale Corp. ..............     14,750       779,832
CVS Corp. ...........................     26,226       810,646
Sysco Corp. .........................     20,075       737,957
Wal-Mart Stores, Inc. ...............     83,150     3,839,867
Walgreen Co. ........................     32,457     1,489,452
Whole Foods Market, Inc. ............      4,476       210,059
                                                  ------------
                                                     7,867,813
                                                  ------------
FOOD PRODUCTS -- 0.8%
Archer-Daniels-Midland Co. ..........     19,389       619,672
Bunge, Ltd. .........................      3,938       285,544
Dean Foods Co. (a)...................      4,260       180,113
The Hershey Co. .....................      5,327       265,285
Wm. Wrigley Jr., Co. ................      7,336       379,418
                                                  ------------
                                                     1,730,032
                                                  ------------
GAS UTILITIES -- 0.2%
Equitable Resources, Inc. ...........      3,627       151,427
ONEOK, Inc. .........................      3,495       150,705
Questar Corp. .......................      2,702       224,401
                                                  ------------
                                                       526,533
                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
Bausch & Lomb, Inc. .................      1,794        93,396
Baxter International, Inc. ..........     21,182       982,633
Beckman Coulter, Inc. ...............      1,975       118,105
Becton, Dickinson & Co. .............      7,335       514,550
Biomet, Inc. ........................      7,279       300,404
Boston Scientific Corp. (a)..........     43,995       755,834
C.R. Bard, Inc. .....................      3,341       277,203
Cytyc Corp. (a)......................      3,686       104,314
Dade Behring Holdings, Inc. .........      2,755       109,676
Dentsply International, Inc. ........      4,594       137,131
Hospira, Inc. (a)....................      4,982       167,296
Medtronic, Inc. .....................     37,048     1,982,438
St. Jude Medical, Inc. (a)...........     11,246       411,154
Stryker Corp. .......................      8,899       490,424
Varian Medical Systems, Inc. (a).....      4,133       196,607
Zimmer Holdings, Inc. (a)............      7,893       618,653
                                                  ------------
                                                     7,259,818
                                                  ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
HEALTH CARE PROVIDERS & SERVICES -- 4.9%
Aetna, Inc. .........................     16,859  $    727,972
AmerisourceBergen Corp. .............      6,425       288,868
Brookdale Senior Living, Inc. .......      1,636        78,528
Cardinal Health, Inc. ...............     13,108       844,548
Caremark Rx, Inc. ...................     13,702       782,521
Community Health Systems, Inc. (a)...      3,098       113,139
Coventry Health Care, Inc. (a).......      5,164       258,458
DaVita, Inc. (a).....................      3,305       187,988
Express Scripts, Inc. (Class A)
  (a)................................      3,712       265,779
Health Management Associates,
  Inc. ..............................      7,648       161,449
Health Net, Inc. (a).................      3,706       180,334
Henry Schein, Inc. (a)...............      2,859       140,034
Humana, Inc. (a).....................      5,245       290,101
Laboratory Corp. of America Holdings
  (a)................................      3,977       292,190
Lincare Holdings, Inc. (a)...........      2,989       119,082
Manor Care, Inc. ....................      2,354       110,450
McKesson Corp. ......................      9,694       491,486
Medco Health Solutions, Inc. (a).....      9,370       500,733
Omnicare, Inc. ......................      3,968       153,284
Patterson Cos., Inc. (a).............      4,187       148,680
Quest Diagnostics, Inc. .............      4,872       258,216
Triad Hospitals, Inc. (a)............      2,856       119,467
UnitedHealth Group, Inc. ............     43,447     2,334,407
Universal Health Services, Inc.
  (Class B)..........................      1,611        89,298
WellPoint, Inc. (a)..................     19,861     1,562,862
                                                  ------------
                                                    10,499,874
                                                  ------------
HEALTH CARE TECHNOLOGY -- 0.1%
IMS Health, Inc. ....................      6,461       177,548
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 2.6%
Boyd Gaming Corp. ...................      1,968        89,170
Brinker International, Inc. .........      3,953       119,222
Darden Restaurants, Inc. ............      4,269       171,486
Harrah's Entertainment, Inc. ........      5,935       490,943
Hilton Hotels Corp. .................     11,526       402,257
International Game Technology........     10,730       495,726
International Speedway Corp. (Class
  A).................................      1,174        59,921
Las Vegas Sands Corp. (a)............      3,391       303,427
Marriott International, Inc. (Class
  A).................................     11,254       537,041
MGM Mirage, Inc. (a).................      3,905       223,952
Penn National Gaming, Inc. (a).......      2,375        98,848
Starbucks Corp. (a)..................     24,700       874,874
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................      6,983       436,437
Station Casinos, Inc. ...............      1,414       115,481
Wendy's International, Inc. .........      3,110       102,910
Wyndham Worldwide Corp. (a)..........      6,379       204,256
Wynn Resorts, Ltd. ..................      2,444       229,369
Yum! Brands, Inc. ...................      8,720       512,736
                                                  ------------
                                                     5,468,056
                                                  ------------
HOUSEHOLD DURABLES -- 1.0%
Centex Corp. ........................      3,777       212,532
D.R. Horton, Inc. ...................      8,712       230,781
Fortune Brands, Inc. ................      4,801       409,957
Garmin, Ltd. ........................      3,726       207,389
Harman International Industries,
  Inc. ..............................      1,962       196,024

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Lennar Corp. (Class A)...............      4,374  $    229,460
Mohawk Industries, Inc. (a)..........      1,740       130,256
NVR, Inc. (a)........................        165       106,425
Pulte Homes, Inc. ...................      6,774       224,355
Toll Brothers, Inc. (a)..............      3,692       118,993
                                                  ------------
                                                     2,066,172
                                                  ------------
HOUSEHOLD PRODUCTS -- 3.8%
Colgate-Palmolive Co. ...............     16,723     1,091,009
Energizer Holdings, Inc. (a).........      1,717       121,890
Procter & Gamble Co. ................    102,179     6,567,044
The Clorox Co. ......................      4,849       311,063
                                                  ------------
                                                     8,091,006
                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
The AES Corp. (a)....................     20,905       460,746
                                                  ------------
INDUSTRIAL CONGLOMERATES -- 0.9%
3M Co. ..............................     21,772     1,696,692
McDermott International, Inc. (a)....      3,487       177,349
                                                  ------------
                                                     1,874,041
                                                  ------------
INSURANCE -- 3.7%
AFLAC, Inc. .........................     16,325       750,950
Arch Capital Group, Ltd. (a).........      1,331        89,989
Assurant, Inc. ......................      3,460       191,165
Axis Capital Holdings, Ltd. .........      4,544       151,633
Berkshire Hathaway, Inc. (Class A)
  (a)................................         33     3,629,670
Brown & Brown, Inc. .................      3,678       103,757
First American Corp. ................      2,718       110,568
Markel Corp. (a).....................        312       149,791
Principal Financial Group, Inc. .....      8,582       503,764
Protective Life Corp. ...............      1,998        94,905
Prudential Financial, Inc. ..........     15,626     1,341,648
The Progressive Corp. ...............     23,022       557,593
WR Berkley Corp. ....................      5,896       203,471
                                                  ------------
                                                     7,878,904
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. (a).................      9,632       380,079
Expedia, Inc. (a)....................      9,071       190,309
IAC/InterActiveCorp (a)..............      7,081       263,130
Liberty Media Holding Corp. --
  Interactive (Class A) (a)..........     21,210       457,500
                                                  ------------
                                                     1,291,018
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 2.7%
Akamai Technologies, Inc. (a)........      4,914       261,032
eBay, Inc. (a).......................     33,966     1,021,357
Google, Inc. (Class A) (a)...........      7,150     3,292,432
VeriSign, Inc. (a)...................      7,816       187,975
Yahoo!, Inc. (a).....................     41,695     1,064,890
                                                  ------------
                                                     5,827,686
                                                  ------------
IT SERVICES -- 2.5%
Accenture, Ltd. (Class A)............     17,612       650,411
Affiliated Computer Services, Inc.
  (a)................................      3,588       175,238
Alliance Data Systems Corp. (a)......      2,144       133,936
Automatic Data Processing, Inc. .....     17,786       875,960
Ceridian Corp. (a)...................      4,431       123,979
Checkfree Corp. (a)..................      2,473        99,316

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Cognizant Technology Solutions
  Corp. (a)..........................      4,500  $    347,220
DST Systems, Inc. (a)................      1,776       111,231
Fidelity National Information
  Services, Inc. ....................      9,167       367,505
First Data Corp. ....................     24,364       621,769
Fiserv, Inc. (a).....................      5,681       297,798
Global Payments, Inc. ...............      2,636       122,047
Iron Mountain, Inc. (a)..............      3,934       162,632
Mastercard, Inc. ....................      1,998       196,783
Paychex, Inc. .......................     10,915       431,579
The Western Union Co. ...............     24,364       546,241
Total System Services, Inc. .........      1,233        32,539
                                                  ------------
                                                     5,296,184
                                                  ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Applera Corp. -- Applied Biosystems
  Group..............................      5,843       214,380
Charles River Laboratories
  International, Inc. (a)............      2,174        94,025
Covance, Inc. (a)....................      2,057       121,178
Invitrogen Corp. (a).................      1,678        94,958
Millipore Corp. (a)..................      1,664       110,822
Pharmaceutical Product Development,
  Inc. ..............................      3,445       110,998
Thermo Electron Corp. (a)............     12,932       585,690
Waters Corp. (a).....................      3,315       162,336
                                                  ------------
                                                     1,494,387
                                                  ------------
MACHINERY -- 2.0%
Caterpillar, Inc. ...................     21,003     1,288,114
Cummins, Inc. .......................      1,503       177,625
Danaher Corp. .......................      7,682       556,484
Donaldson Co., Inc. .................      2,406        83,512
Graco, Inc. .........................      2,266        89,779
Illinois Tool Works, Inc. ...........     15,834       731,372
ITT Industries, Inc. ................      5,886       334,443
Joy Global, Inc. ....................      3,942       190,556
Oshkosh Truck Corp. .................      2,272       110,010
PACCAR, Inc. ........................      7,974       517,513
Terex Corp. (a)......................      3,197       206,462
                                                  ------------
                                                     4,285,870
                                                  ------------
MEDIA -- 6.3%
Cablevision Systems Corp. (Class
  A).................................      7,400       210,752
Clear Channel Communications,
  Inc. ..............................     14,627       519,844
Clear Channel Outdoor Holdings, Inc.
  (a)................................      1,190        33,213
Comcast Corp. (Class A) (a)..........     64,043     2,710,940
Discovery Holding Co. (Class A)
  (a)................................      8,783       141,318
EchoStar Communications Corp. (Class
  A) (a).............................      6,661       253,318
EW Scripps Co. ......................      2,691       134,389
Getty Images, Inc. (a)...............      1,593        68,212
Lamar Advertising Co. (a)............      2,342       153,143
Liberty Global, Inc. (Class A) (a)...     12,872       375,219
Liberty Media Holding
  Corp. -- Capital (Series A) (a)....      4,507       441,596
News Corp. (Class A).................     75,804     1,628,270
NTL, Inc. ...........................      8,727       220,269
Omnicom Group, Inc. .................      5,435       568,175
R.H. Donnelley Corp. ................      2,287       143,464

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Sirius Satellite Radio, Inc. (a).....     40,218  $    142,372
The DIRECTV Group, Inc. (a)..........     25,706       641,108
The McGraw-Hill Cos., Inc. ..........     11,417       776,584
The Washington Post Co. .............        182       135,699
Time Warner, Inc. ...................    131,062     2,854,530
Univision Communications, Inc. (a)...      7,635       270,432
Viacom, Inc. (a).....................     20,674       848,254
XM Satellite Radio Holdings, Inc.
  (Class A) (a)......................      8,441       121,972
                                                  ------------
                                                    13,393,073
                                                  ------------
METALS & MINING -- 0.9%
Allegheny Technologies, Inc. ........      3,017       273,582
Freeport-McMoRan Copper & Gold,
  Inc. ..............................      6,391       356,170
Newmont Mining Corp. ................     14,522       655,668
Nucor Corp. .........................      9,019       492,979
Titanium Metals Corp. (a)............      2,559        75,516
                                                  ------------
                                                     1,853,915
                                                  ------------
MULTI-UTILITIES -- 0.5%
PG&E Corp. ..........................     11,012       521,198
Public Service Enterprise Group,
  Inc. ..............................      8,009       531,637
                                                  ------------
                                                     1,052,835
                                                  ------------
MULTILINE RETAIL -- 1.9%
Dollar General Corp. ................      9,914       159,219
Dollar Tree Stores, Inc. (a).........      3,363       101,226
Family Dollar Stores, Inc. ..........      4,490       131,692
Federated Department Stores, Inc. ...     17,851       680,658
J. C. Penney Co., Inc. ..............      6,509       503,536
Kohl's Corp. (a).....................      9,383       642,079
Nordstrom, Inc. .....................      6,950       342,913
Target Corp. ........................     24,978     1,424,995
                                                  ------------
                                                     3,986,318
                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 3.4%
Anadarko Petroleum Corp. ............     14,923       649,449
Apache Corp. ........................     10,661       709,063
Arch Coal, Inc. .....................      4,646       139,519
Chesapeake Energy Corp. .............     13,025       378,376
CNX Gas Corp. (a)....................        903        23,026
CONSOL Energy, Inc. .................      5,897       189,471
Devon Energy Corp. ..................     13,464       903,165
EOG Resources, Inc. .................      7,709       481,427
Kinder Morgan, Inc. .................      3,469       366,847
Murphy Oil Corp. ....................      5,743       292,032
Newfield Exploration Co. (a).........      4,158       191,060
Peabody Energy Corp. ................      8,429       340,616
Pioneer Natural Resources Co. .......      4,034       160,109
Plains Exploration & Production Co.
  (a)................................      2,452       116,544
Pogo Producing Co. ..................      1,679        81,331
Range Resources Corp. ...............      4,397       120,742
Southwestern Energy Co. (a)..........      5,329       186,781
Sunoco, Inc. ........................      4,156       259,168
Ultra Petroleum Corp. (a)............      4,873       232,686
Valero Energy Corp. .................     19,522       998,746
XTO Energy, Inc. ....................     11,606       546,062
                                                  ------------
                                                     7,366,220
                                                  ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
PERSONAL PRODUCTS -- 0.3%
Alberto Culver Co. (a)...............      2,673  $     57,336
Avon Products, Inc. .................     14,507       479,311
The Estee Lauder Cos., Inc. (Class
  A).................................      3,975       162,260
                                                  ------------
                                                       698,907
                                                  ------------
PHARMACEUTICALS -- 5.3%
Abraxis BioScience, Inc. (a).........        737        20,150
Allergan, Inc. ......................      4,988       597,263
Barr Pharmaceuticals, Inc. (a).......      3,307       165,747
Endo Pharmaceuticals Holdings, Inc.
  (a)................................      4,271       117,794
Forest Laboratories, Inc. (a)........     10,221       517,183
Johnson & Johnson....................     93,453     6,169,767
Mylan Laboratories, Inc. ............      6,702       133,772
Schering-Plough Corp. ...............     47,429     1,121,221
Sepracor, Inc. (a)...................      3,497       215,345
Warner Chilcott, Ltd. (a)............      2,253        31,136
Watson Pharmaceuticals, Inc. (a).....      3,261        84,884
Wyeth................................     43,040     2,191,597
                                                  ------------
                                                    11,365,859
                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
Boston Properties, Inc. .............      3,647       408,026
CapitalSource, Inc. .................      3,986       108,858
General Growth Properties, Inc. .....      7,362       384,517
Public Storage, Inc. ................      4,051       394,972
Simon Property Group, Inc. ..........      7,140       723,211
SL Green Realty Corp. ...............      1,452       192,797
Vornado Realty Trust.................      4,192       509,328
                                                  ------------
                                                     2,721,709
                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Brookfield Properties Corp. .........      3,867       152,089
CB Richard Ellis Group, Inc. (Class
  A) (a).............................      6,518       216,398
Realogy Corp. (a)....................      6,936       210,300
The St. Joe Co. .....................      2,513       134,621
                                                  ------------
                                                       713,408
                                                  ------------
ROAD & RAIL -- 0.4%
Hertz Global Holdings, Inc. (a)......      2,800        48,692
J.B. Hunt Transport Services,
  Inc. ..............................      3,455        71,760
Norfolk Southern Corp. ..............     12,741       640,745
                                                  ------------
                                                       761,197
                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
Advanced Micro Devices, Inc. (a).....     17,317       352,401
Altera Corp. (a).....................     11,427       224,883
Analog Devices, Inc. ................     11,516       378,531
Applied Materials, Inc. .............     44,453       820,158
Broadcom Corp. (Class A) (a).........     14,076       454,796
International Rectifier Corp. (a)....      2,270        87,463
Intersil Corp. (Class A).............      4,515       107,999
KLA-Tencor Corp. ....................      6,364       316,609
Lam Research Corp. (a)...............      4,546       230,118
Linear Technology Corp. .............      9,682       293,558
Marvell Technology Group, Ltd. (a)...     14,674       281,594
Maxim Integrated Products, Inc. .....     10,303       315,478
MEMC Electronic Materials, Inc.
  (a)................................      5,434       212,687
Microchip Technology, Inc. ..........      6,714       219,548
National Semiconductor Corp. ........     10,334       234,582

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Novellus Systems, Inc. (a)...........      4,058  $    139,676
NVIDIA Corp. (a).....................     11,376       421,026
Texas Instruments, Inc. .............     47,862     1,378,426
Xilinx, Inc. ........................     10,825       257,743
                                                  ------------
                                                     6,727,276
                                                  ------------
SOFTWARE -- 5.5%
Activision, Inc. (a).................      8,880       153,091
Adobe Systems, Inc. (a)..............     18,767       771,699
Autodesk, Inc. (a)...................      7,372       298,271
BEA Systems, Inc. (a)................     12,596       158,458
Citrix Systems, Inc. (a).............      5,839       157,945
Electronic Arts, Inc. (a)............      9,701       488,542
Intuit, Inc. (a).....................      9,995       304,948
McAfee, Inc. (a).....................      5,074       144,000
Microsoft Corp. .....................    282,117     8,424,014
Red Hat, Inc. (a)....................      6,007       138,161
Salesforce.com, Inc. (a).............      2,760       100,602
Symantec Corp. (a)...................     30,199       629,649
                                                  ------------
                                                    11,769,380
                                                  ------------
SPECIALTY RETAIL -- 4.2%
Abercrombie & Fitch Co. .............      2,814       195,939
Advance Auto Parts, Inc. ............      3,378       120,122
American Eagle Outfitters, Inc. .....      6,124       191,130
AutoNation, Inc. (a).................      5,063       107,943
AutoZone, Inc. (a)...................      1,716       198,301
Bed Bath & Beyond, Inc. (a)..........      9,001       342,938
Best Buy Co., Inc. ..................     12,725       625,943
CarMax, Inc. (a).....................      3,456       185,345
Chico's FAS, Inc. (a)................      5,798       119,961
Foot Locker, Inc. ...................      5,114       112,150
Lowe's Cos., Inc. ...................     49,772     1,550,398
O'Reilly Automotive, Inc. (a)........      3,666       117,532
Office Depot, Inc. (a)...............      9,031       344,713
PETsMART, Inc. ......................      4,464       128,831
Ross Stores, Inc. ...................      4,574       134,018
Sally Beauty Holdings, Inc. (a)......      2,673        20,849
Staples, Inc. .......................     23,324       622,751
The Gap, Inc. .......................     19,621       382,609
The Home Depot, Inc. ................     66,599     2,674,616
The TJX Cos., Inc. ..................     14,603       416,478
Tiffany & Co. .......................      4,492       176,266
Urban Outfitters, Inc. (a)...........      3,846        88,573
Williams-Sonoma, Inc. ...............      3,058        96,144
                                                  ------------
                                                     8,953,550
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Coach, Inc. (a)......................     11,668       501,257
Liz Claiborne, Inc. .................      3,317       144,157
NIKE, Inc. (Class B).................      5,348       529,612
Polo Ralph Lauren Corp. .............      1,919       149,030
                                                  ------------
                                                     1,324,056
                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Countrywide Financial Corp. .........     19,670       834,991
Hudson City Bancorp, Inc. ...........     16,868       234,128
                                                  ------------
                                                     1,069,119
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ........................      4,558       163,541
                                                  ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
American Tower Corp. (a).............     13,426  $    500,521
Crown Castle International Corp.
  (a)................................      6,425       207,528
NII Holdings, Inc. (a)...............      4,450       286,758
Sprint Nextel Corp. .................     95,708     1,807,924
Telephone & Data Systems, Inc. ......      3,268       177,550
US Cellular Corp. (a)................        446        31,037
                                                  ------------
                                                     3,011,318
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $195,188,936)................              213,258,658
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund
  (Cost $330,848)....................    330,848  $    330,848
                                                  ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $195,519,784)................              213,589,506
                                                  ------------
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                  154,194
                                                  ------------
NET ASSETS -- 100.0%.................             $213,743,700
                                                  ============

(a) Non-income producing security
(b) Affiliated Issuer. (Note 3)

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 1.7%
Boeing Co. ..........................     15,075   $  1,339,263
Goodrich Corp. ......................      2,534        115,424
Honeywell International, Inc. .......     15,971        722,528
Northrop Grumman Corp. ..............      6,787        459,480
                                                   ------------
                                                      2,636,695
                                                   ------------
AIRLINES -- 0.1%
AMR Corp. (a)........................      4,092        123,701
                                                   ------------
AUTO COMPONENTS -- 0.2%
Johnson Controls, Inc. ..............      4,134        355,193
                                                   ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. ......................     39,867        299,401
General Motors Corp. ................     10,208        313,590
                                                   ------------
                                                        612,991
                                                   ------------
BEVERAGES -- 1.6%
Coca-Cola Enterprises, Inc. .........      5,708        116,557
Molson Coors Brewing Co. ............      1,452        110,991
The Coca-Cola Co. ...................     45,609      2,200,634
                                                   ------------
                                                      2,428,182
                                                   ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp. .........................      8,386        250,490
USG Corp. (a)........................      1,601         87,735
                                                   ------------
                                                        338,225
                                                   ------------
CAPITAL MARKETS -- 5.3%
A.G. Edwards, Inc. ..................      1,596        101,011
AllianceBernstein Holding LP.........        582         46,793
Federated Investors, Inc. ...........      2,206         74,519
Goldman Sachs Group, Inc. ...........      7,703      1,535,593
Janus Capital Group, Inc. ...........      4,471         96,529
Lehman Brothers Holdings, Inc. ......     11,190        874,163
Mellon Financial Corp. ..............      8,660        365,019
Merrill Lynch & Co., Inc. ...........     18,657      1,736,967
Morgan Stanley.......................     20,409      1,661,905
Northern Trust Corp. ................      4,108        249,314
The Bank of New York Co., Inc. ......     15,846        623,857
The Bear Stearns Cos., Inc. .........      2,372        386,114
The Charles Schwab Corp. ............     21,783        421,283
                                                   ------------
                                                      8,173,067
                                                   ------------
CHEMICALS -- 1.9%
Air Products & Chemicals, Inc. ......      4,374        307,405
Ashland, Inc. .......................      1,166         80,664
E. I. du Pont de Nemours & Co. ......     19,462        947,994
Eastman Chemical Co. ................      1,715        101,717
International Flavors & Fragrances,
  Inc. ..............................      1,728         84,948
Lubrizol Corp. ......................      1,552         77,802
Lyondell Chemical Co. ...............      4,854        124,117
PPG Industries, Inc. ................      3,507        225,184
Rohm & Haas Co. .....................      3,143        160,670
The Dow Chemical Co. ................     20,377        813,857
                                                   ------------
                                                      2,924,358
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMERCIAL BANKS -- 6.8%
Associated Bancorp...................      2,638   $     92,014
Bank of Hawaii Corp. ................      1,062         57,295
BB&T Corp. ..........................     11,445        502,779
City National Corp. .................        901         64,151
Colonial BancGroup, Inc. ............      3,097         79,717
Comerica, Inc. ......................      3,468        203,502
Commerce Bancshares, Inc. ...........      1,461         70,705
Compass Bancshares, Inc. ............      2,661        158,729
Fifth Third Bancorp..................      9,874        404,143
First Horizon National Corp. ........      2,537        105,996
Fulton Financial Corp. ..............      3,430         57,281
Huntington Bancshares, Inc. .........      4,923        116,921
Keycorp..............................      8,609        327,400
M&T Bank Corp. ......................      1,704        208,161
Marshall & Ilsley Corp. .............      5,088        244,784
Mercantile Bankshares Corp. .........      2,741        128,251
National City Corp. .................     12,788        467,529
PNC Financial Services Group.........      6,274        464,527
Popular, Inc. .......................      5,158         92,586
Regions Financial Corp. .............     15,472        578,653
Sky Financial Group, Inc. ...........      2,167         61,846
SunTrust Banks, Inc. ................      7,407        625,521
Synovus Financial Corp. .............      5,590        172,340
TCF Financial Corp. .................      2,543         69,729
TD Banknorth, Inc. ..................      2,304         74,373
UnionBanCal Corp. ...................      1,182         72,398
Valley National Bancorp..............      2,383         63,173
Wachovia Corp. ......................     40,481      2,305,393
Wells Fargo & Co. ...................     66,847      2,377,079
Zions Bancorp........................      2,244        184,995
                                                   ------------
                                                     10,431,971
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Avery Dennison Corp. ................      2,003        136,064
Equifax, Inc. .......................      2,657        107,874
Pitney Bowes, Inc. ..................      4,647        214,645
R.R. Donnelley & Sons Co. ...........      4,710        167,393
Republic Services, Inc. .............      2,404         97,771
                                                   ------------
                                                        723,747
                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.8%
Comverse Technology, Inc. (a)........      4,257         89,865
Motorola, Inc. ......................     50,887      1,046,237
Tellabs, Inc. (a)....................      8,521         87,425
                                                   ------------
                                                      1,223,527
                                                   ------------
COMPUTERS & PERIPHERALS -- 4.1%
Hewlett-Packard Co. .................     57,774      2,379,711
International Business Machines
  Corp. .............................     31,857      3,094,907
NCR Corp. (a)........................      3,939        168,432
Seagate Technology...................     12,128        321,392
Sun Microsystems, Inc. (a)...........     74,136        401,817
                                                   ------------
                                                      6,366,259
                                                   ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. ................      1,849        166,170
                                                   ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
CONTAINERS & PACKAGING -- 0.3%
Bemis Co., Inc. .....................      2,148   $     72,989
Sealed Air Corp. ....................      1,718        111,532
Smurfit-Stone Container Corp. (a)....      5,107         53,930
Sonoco Products Co. .................      2,010         76,501
Temple-Inland, Inc. .................      2,267        104,350
                                                   ------------
                                                        419,302
                                                   ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ...................      3,587        170,131
                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
The Service Master Co. ..............      5,906         77,428
                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 9.6%
Bank of America Corp. ...............     95,026      5,073,438
CIT Group, Inc. .....................      4,213        234,959
Citigroup, Inc. .....................    105,225      5,861,032
JPMorgan Chase & Co. ................     73,589      3,554,349
Nymex Holdings, Inc. (a).............        100         12,401
                                                   ------------
                                                     14,736,179
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.1%
AT&T, Inc. ..........................     81,133      2,900,505
BellSouth Corp. .....................     38,840      1,829,752
CenturyTel, Inc. ....................      2,265         98,890
Citizens Communications Co. .........      6,759         97,127
Embarq Corp. ........................      3,188        167,561
Qwest Communications International,
  Inc. (a)...........................     33,112        277,147
Verizon Communications, Inc. ........     61,432      2,287,728
Windstream Corp. (a).................     10,176        144,703
                                                   ------------
                                                      7,803,413
                                                   ------------
ELECTRIC UTILITIES -- 3.4%
American Electric Power Co., Inc. ...      8,419        358,481
DPL, Inc. ...........................      2,410         66,950
Duke Energy Corp. ...................     26,441        878,106
Edison International.................      6,247        284,113
Entergy Corp. .......................      4,431        409,070
Exelon Corp. ........................     14,171        877,043
FirstEnergy Corp. ...................      6,727        405,638
FPL Group, Inc. .....................      7,931        431,605
Northeast Utilities..................      3,191         89,859
Pepco Holdings, Inc. ................      3,971        103,286
Pinnacle West Capital Corp. .........      2,208        111,923
PPL Corp. ...........................      7,927        284,104
Progress Energy, Inc. ...............      5,427        266,357
Reliant Energy, Inc. (a).............      6,369         90,503
The Southern Co. ....................     15,659        577,191
                                                   ------------
                                                      5,234,229
                                                   ------------
ELECTRICAL EQUIPMENT -- 0.8%
American Power Conversion Corp. .....      3,723        113,886
Cooper Industries, Ltd. .............      2,127        192,345
Emerson Electric Co. ................     16,842        742,564
Hubbell, Inc. (Class B)..............      1,191         53,845
Rockwell Automation, Inc. ...........      3,310        202,175
                                                   ------------
                                                      1,304,815
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Agilent Technologies, Inc. (a).......      8,887   $    309,712
Arrow Electronics, Inc. (a)..........      2,529         79,790
Ingram Micro, Inc. (Class A) (a).....      3,031         61,863
Molex, Inc. .........................      2,918         92,296
Solectron Corp. (a)..................     19,225         61,904
                                                   ------------
                                                        605,565
                                                   ------------
FOOD & STAPLES RETAILING -- 0.5%
Safeway, Inc. .......................      9,318        322,030
SUPERVALU, Inc. .....................      4,579        163,699
The Kroger Co. ......................     14,375        331,632
                                                   ------------
                                                        817,361
                                                   ------------
FOOD PRODUCTS -- 1.5%
Campbell Soup Co. ...................      4,952        192,583
ConAgra Foods, Inc. .................     10,995        296,865
General Mills, Inc. .................      7,357        423,763
H.J. Heinz Co. ......................      6,561        295,311
Hormel Foods Corp. ..................      1,479         55,226
Kellogg Co. .........................      5,300        265,318
Kraft Foods, Inc. ...................      5,428        193,779
McCormick & Co., Inc. ...............      2,409         92,891
Sara Lee Corp. ......................     15,962        271,833
Smithfield Foods, Inc. (a)...........      2,452         62,918
Tyson Foods, Inc. (Class A)..........      4,828         79,421
                                                   ------------
                                                      2,229,908
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0% (B)
Hillenbrand Industries, Inc. ........      1,200         68,316
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
CIGNA Corp. .........................      2,121        279,060
Tenet Healthcare Corp. (a)...........      9,517         66,333
                                                   ------------
                                                        345,393
                                                   ------------
HOTELS RESTAURANTS & LEISURE -- 1.1%
Carnival Corp. ......................      8,986        440,763
McDonald's Corp. ....................     25,994      1,152,314
Royal Caribbean Cruises, Ltd. .......      2,882        119,257
                                                   ------------
                                                      1,712,334
                                                   ------------
HOUSEHOLD DURABLES -- 0.4%
Black & Decker Corp. ................      1,423        113,797
KB HOME..............................      1,715         87,945
Leggett & Platt, Inc. ...............      3,845         91,896
Newell Rubbermaid, Inc. .............      5,719        165,565
The Stanley Works....................      1,715         86,248
Whirlpool Corp. .....................      1,614        133,994
                                                   ------------
                                                        679,445
                                                   ------------
HOUSEHOLD PRODUCTS -- 0.4%
Kimberly-Clark Corp. ................      9,709        659,727
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
Constellation Energy Group, Inc. ....      3,718        256,059
Mirant Corp. (a).....................      5,469        172,656
NRG Energy, Inc. (a).................      2,602        145,738
TXU Corp. ...........................      9,774        529,849
                                                   ------------
                                                      1,104,302
                                                   ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
INDUSTRIAL CONGLOMERATES -- 6.3%
General Electric Co. ................    219,745   $  8,176,712
Textron, Inc. .......................      2,255        211,451
Tyco International, Ltd. ............     42,993      1,306,987
                                                   ------------
                                                      9,695,150
                                                   ------------
INSURANCE -- 7.0%
ACE, Ltd. ...........................      6,862        415,631
Ambac Financial Group, Inc. .........      2,248        200,229
American International Group,
  Inc. ..............................     48,280      3,459,745
Aon Corp. ...........................      5,796        204,831
Arthur J. Gallagher & Co. ...........      1,899         56,115
Chubb Corp. .........................      8,745        462,698
Cincinnati Financial Corp. ..........      3,288        148,979
CNA Financial Corp. (a)..............        294         11,854
Conseco, Inc. (a)....................      3,088         61,698
Everest Re Group, Ltd. ..............      1,334        130,879
Fidelity National Title Group,
  Inc. ..............................      4,502        107,508
Genworth Financial, Inc. (Class A)...      9,692        331,563
Lincoln National Corp. ..............      5,924        393,354
Loews Corp. .........................      9,882        409,807
Marsh & McLennan Cos., Inc. .........     11,620        356,269
MBIA, Inc. ..........................      2,788        203,691
MetLife, Inc. .......................      9,726        573,931
Nationwide Financial Services, Inc.
  (Class A)..........................      1,189         64,444
Old Republic International Corp. ....      4,356        101,408
SAFECO Corp. ........................      2,505        156,688
The Allstate Corp. ..................     13,139        855,480
The Hartford Financial Services
  Group, Inc. .......................      6,653        620,791
The St. Paul Travelers Cos., Inc. ...     14,657        786,934
Torchmark Corp. .....................      2,110        134,534
Transatlantic Holdings, Inc. ........        605         37,571
Unitrin, Inc. .......................        928         46,502
UnumProvident Corp. .................      7,315        152,006
White Mountains Insurance Group,
  Ltd. ..............................        155         89,812
XL Capital, Ltd. (Class A)...........      3,765        271,155
                                                   ------------
                                                     10,846,107
                                                   ------------
IT SERVICES -- 0.4%
Computer Sciences Corp. (a)..........      3,704        197,683
Electronic Data Systems Corp. .......     10,988        302,719
Sabre Holdings Corp. (Class A).......      2,781         88,686
                                                   ------------
                                                        589,088
                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. .....................      1,983         63,258
Eastman Kodak Co. ...................      6,013        155,135
Hasbro, Inc. ........................      3,172         86,437
Mattel, Inc. ........................      8,158        184,860
                                                   ------------
                                                        489,690
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MACHINERY -- 1.0%
Deere & Co. .........................      4,963   $    471,832
Dover Corp. .........................      4,350        213,237
Eaton Corp. .........................      3,173        238,419
Ingersoll-Rand Co., Ltd. (Class A)...      6,421        251,254
Pall Corp. ..........................      2,541         87,792
Parker-Hannifin Corp. ...............      2,519        193,661
Pentair, Inc. .......................      2,026         63,616
SPX Corp. ...........................      1,224         74,860
                                                   ------------
                                                      1,594,671
                                                   ------------
MEDIA -- 1.6%
CBS Corp. ...........................     14,578        454,542
Gannett Co., Inc. ...................      4,899        296,193
Idearc, Inc. (a).....................      3,041         87,125
The Interpublic Group of Cos., Inc.
  (a)................................      9,570        117,137
The New York Times Co. (Class A).....      2,952         71,911
The Walt Disney Co. .................     40,898      1,401,574
Tribune Co. .........................      2,843         87,508
                                                   ------------
                                                      2,515,990
                                                   ------------
METALS & MINING -- 0.9%
Alcoa, Inc. .........................     18,480        554,585
Phelps Dodge Corp. ..................      4,274        511,683
Southern Copper Corp. ...............      1,574         84,823
United States Steel Corp. ...........      2,621        191,700
                                                   ------------
                                                      1,342,791
                                                   ------------
MULTI-UTILITIES -- 1.8%
Alliant Energy Corp. ................      2,410         91,026
Ameren Corp. ........................      4,270        229,427
CenterPoint Energy, Inc. ............      6,013         99,695
Consolidated Edison, Inc. ...........      5,134        246,791
Dominion Resources, Inc. ............      7,487        627,710
DTE Energy Co. ......................      3,718        179,988
Energy East Corp. ...................      2,961         73,433
KeySpan Corp. .......................      3,700        152,366
MDU Resources Group, Inc. ...........      3,415         87,561
NiSource, Inc. ......................      5,698        137,322
NSTAR................................      2,153         73,977
SCANA Corp. .........................      2,135         86,724
Sempra Energy........................      4,881        273,531
TECO Energy, Inc. ...................      4,372         75,330
Wisconsin Energy Corp. ..............      2,402        113,999
Xcel Energy, Inc. ...................      8,368        192,966
                                                   ------------
                                                      2,741,846
                                                   ------------
MULTILINE RETAIL -- 0.2%
Sears Holdings Corp. (a).............      1,985        333,341
                                                   ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)......................     20,163        341,763
                                                   ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
OIL, GAS & CONSUMABLE FUELS -- 11.9%
Chevron Corp. .......................     46,575   $  3,424,660
ConocoPhillips.......................     32,633      2,347,944
El Paso Corp. .......................     14,988        229,017
Energy Transfer Partners LP..........      1,562         84,504
Enterprise Products Partners LP......      5,554        160,955
Exxon Mobil Corp. ...................    123,270      9,446,180
Hess Corp. ..........................      5,308        263,117
Kinder Morgan Energy Partners LP.....      2,939        140,778
Marathon Oil Corp. ..................      7,432        687,460
Noble Energy, Inc. ..................      3,709        182,001
Occidental Petroleum Corp. ..........     17,983        878,110
ONEOK Partners LP....................        953         60,363
Tesoro Corp. ........................      1,454         95,630
The Williams Cos., Inc. .............     12,665        330,810
                                                   ------------
                                                     18,331,529
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co. .............      9,470        322,927
MeadWestvaco Corp. ..................      3,832        115,190
Weyerhaeuser Co. ....................      4,972        351,272
                                                   ------------
                                                        789,389
                                                   ------------
PHARMACEUTICALS -- 6.3%
Abbott Laboratories..................     32,668      1,591,258
Bristol-Myers Squibb Co. ............     41,248      1,085,648
Eli Lilly & Co. .....................     20,391      1,062,371
King Pharmaceuticals, Inc. (a).......      5,261         83,755
Merck & Co., Inc. ...................     46,135      2,011,486
Pfizer, Inc. ........................    152,273      3,943,871
                                                   ------------
                                                      9,778,389
                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.5%
AMB Property Corp. ..................      1,854        108,663
Apartment Investment & Management Co.
  (Class A)..........................      1,999        111,984
Archstone-Smith Trust................      4,592        267,300
Avalonbay Communities, Inc. .........      1,579        205,349
Camden Property Trust................      1,224         90,392
Developers Diversified Realty
  Corp. .............................      2,262        142,393
Duke Realty Corp. ...................      2,898        118,528
Equity Office Properties Trust.......      7,496        361,082
Equity Residential...................      6,205        314,904
Federal Realty Investment Trust......      1,110         94,350
Health Care Property Investors,
  Inc. ..............................      3,952        145,513
Hospitality Properties Trust.........      1,450         68,918
Host Hotels & Resorts, Inc. .........     10,931        268,356
iStar Financial, Inc. ...............      2,382        113,907
Kimco Realty Corp. ..................      4,526        203,444
Liberty Property Trust...............      1,961         96,364
Macerich Co. ........................      1,473        127,518
Mack-Cali Realty Corp. ..............      1,318         67,218
New Plan Excel Realty Trust..........      2,338         64,248
Plum Creek Timber Co., Inc. .........      3,729        148,601
ProLogis.............................      5,151        313,026
Regency Centers Corp. ...............      1,464        114,441

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Thornburg Mortgage, Inc. ............      2,278   $     57,246
United Dominion Realty Trust,
  Inc. ..............................      2,988         94,989
Ventas, Inc. ........................      2,213         93,654
Weingarten Realty Investors..........      1,728         79,678
                                                   ------------
                                                      3,872,066
                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Forest City Enterprises, Inc. .......      1,473         86,023
                                                   ------------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe
  Corp. .............................      7,714        569,370
CSX Corp. ...........................      9,396        323,504
Union Pacific Corp. .................      5,634        518,441
                                                   ------------
                                                      1,411,315
                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
Intel Corp. .........................    123,240      2,495,610
LSI Logic Corp. (a)..................      8,279         74,511
Micron Technology, Inc. (a)..........     15,595        217,706
Teradyne, Inc. (a)...................      3,925         58,718
                                                   ------------
                                                      2,846,545
                                                   ------------
SOFTWARE -- 1.3%
BMC Software, Inc. (a)...............      4,462        143,676
CA, Inc. ............................      8,755        198,301
Cadence Design Systems, Inc. (a).....      5,976        107,030
Oracle Corp. (a).....................     85,341      1,462,745
Synopsys, Inc. (a)...................      2,931         78,346
                                                   ------------
                                                      1,990,098
                                                   ------------
SPECIALTY RETAIL -- 0.3%
Circuit City Stores, Inc. ...........      3,800         72,124
Limited Brands.......................      7,107        205,677
RadioShack Corp. ....................      2,691         45,155
The Sherwin-Williams Co. ............      2,393        152,147
                                                   ------------
                                                        475,103
                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Jones Apparel Group, Inc. ...........      2,384         79,697
V. F. Corp. .........................      1,853        152,094
                                                   ------------
                                                        231,791
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
Astoria Financial Corp. .............      1,969         59,385
Fannie Mae...........................     20,545      1,220,168
Freddie Mac..........................     14,710        998,809
MGIC Investment Corp. ...............      1,804        112,822
New York Community Bancorp, Inc. ....      5,483         88,276
People's Bank........................      1,207         53,856
PMI Group, Inc. .....................      1,849         87,217
Radian Group, Inc. ..................      1,727         93,103
Sovereign Bancorp, Inc. .............      6,964        176,816
Washington Mutual, Inc. .............     19,928        906,525
Webster Financial Corp. .............      1,073         52,277
                                                   ------------
                                                      3,849,254
                                                   ------------
TOBACCO -- 2.8%
Altria Group, Inc. ..................     43,838      3,762,177
Loews Corp.-Carolina Group...........      2,327        150,603
Reynolds American, Inc. .............      3,653        239,162
UST, Inc. ...........................      3,533        205,621
                                                   ------------
                                                      4,357,563
                                                   ------------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. .................      1,712   $    119,737
                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
ALLTEL Corp. ........................      7,815        472,651
                                                   ------------
TOTAL COMMON STOCKS -- (Cost
  $132,344,934)......................               153,573,824
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
  Class Prime Fund
  (Cost $327,786)....................    327,786   $    327,786
                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $132,672,720)................               153,901,610
OTHER ASSETS AND LIABILITIES -- 0.2%                    237,401
                                                   ------------
NET ASSETS -- 100.0%.................              $154,139,011
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.7%
Alliant Techsystems, Inc. (a)..........        352    $    27,523
Goodrich Corp. ........................      1,332         60,673
KBR, Inc. (a)..........................        297          7,769
Spirit Aerosystems Holdings, Inc.
  (a)..................................        588         19,680
                                                      -----------
                                                          115,645
                                                      -----------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ...................        864         25,834
                                                      -----------
AIRLINES -- 1.1%
AMR Corp. (a)..........................      2,100         63,483
Continental Airlines, Inc. (Class B)
  (a)..................................        955         39,394
UAL Corp. (a)..........................      1,048         46,112
US Airways Group, Inc. (a).............        690         37,156
                                                      -----------
                                                          186,145
                                                      -----------
AUTO COMPONENTS -- 0.6%
BorgWarner, Inc. ......................        609         35,943
Gentex Corp. ..........................      1,529         23,791
The Goodyear Tire & Rubber Co. (a).....      1,676         35,180
TRW Automotive Holdings Corp. (a)......        453         11,719
                                                      -----------
                                                          106,633
                                                      -----------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. .................        406         17,860
                                                      -----------
BEVERAGES -- 0.2%
Hansen Natural Corp. (a)...............        769         25,900
PepsiAmericas, Inc. ...................        705         14,791
                                                      -----------
                                                           40,691
                                                      -----------
BIOTECHNOLOGY -- 1.2%
Cephalon, Inc. (a).....................        651         45,837
ImClone Systems, Inc. (a)..............        639         17,099
Millennium Pharmaceuticals, Inc. (a)...      3,400         37,060
OSI Pharmaceuticals, Inc. (a)..........        610         21,338
PDL BioPharma, Inc. (a)................      1,222         24,611
Vertex Pharmaceuticals, Inc. (a).......      1,338         50,068
                                                      -----------
                                                          196,013
                                                      -----------
BUILDING PRODUCTS -- 0.4%
Owens Corning, Inc. (a)................        906         27,089
USG Corp. (a)..........................        808         44,279
                                                      -----------
                                                           71,368
                                                      -----------
CAPITAL MARKETS -- 2.3%
A.G. Edwards, Inc. ....................        817         51,708
Affiliated Managers Group, Inc. (a)....        322         33,852
Eaton Vance Corp. .....................      1,366         45,092
Federated Investors, Inc. .............      1,060         35,807
Investors Financial Services Corp. ....        694         29,613
Janus Capital Group, Inc. .............      2,116         45,684
Jefferies Group, Inc. .................      1,100         29,502
Nuveen Investments, Inc. ..............        845         43,838
Raymond James Financial, Inc. .........      1,002         30,371
SEI Investments Co. ...................        767         45,682
                                                      -----------
                                                          391,149
                                                      -----------
CHEMICALS -- 3.2%
Airgas, Inc. ..........................        715         28,972
Albemarle Corp. .......................        407         29,223

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Ashland, Inc. .........................        606    $    41,923
Cabot Corp. ...........................        606         26,403
Celanese Corp. ........................      1,492         38,613
Chemtura Corp. ........................      2,566         24,711
Cytec Industries, Inc. ................        417         23,565
Eastman Chemical Co. ..................        870         51,600
FMC Corp. .............................        386         29,548
Huntsman Corp. (a).....................        964         18,287
International Flavors & Fragrances,
  Inc. ................................        882         43,359
Lubrizol Corp. ........................        729         36,545
Nalco Holding Co. (a)..................        999         20,440
RPM International, Inc. ...............      1,263         26,384
Sigma-Aldrich Corp. ...................        603         46,865
The Scotts Miracle-Gro Co. (Class A)...        485         25,050
Valhi, Inc. ...........................        126          3,273
Valspar Corp. .........................      1,008         27,861
                                                      -----------
                                                          542,622
                                                      -----------
COMMERCIAL BANKS -- 3.8%
Associated Bancorp.....................      1,303         45,449
BancorpSouth, Inc. ....................        793         21,268
Bank of Hawaii Corp. ..................        531         28,647
BOK Financial Corp. ...................        242         13,305
City National Corp. ...................        446         31,755
Colonial BancGroup, Inc. ..............      1,645         42,342
Commerce Bancshares, Inc. .............        749         36,278
Cullen/Frost Bankers, Inc. ............        600         33,492
East West Bancorp, Inc. ...............        611         21,642
First Citizens BancShares, Inc. (Class
  A)...................................         58         11,753
First Horizon National Corp. ..........      1,319         55,108
Fulton Financial Corp. ................      1,851         30,912
Mercantile Bankshares Corp. ...........      1,339         62,652
Popular, Inc. .........................      2,723         48,878
Sky Financial Group, Inc. .............      1,162         33,163
TCF Financial Corp. ...................      1,321         36,222
Valley National Bancorp................      1,231         32,634
Whitney Holding Corp. .................        701         22,867
Wilmington Trust Corp. ................        728         30,700
                                                      -----------
                                                          639,067
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
Allied Waste Industries, Inc. (a)......      3,054         37,534
ChoicePoint, Inc. (a)..................        852         33,552
Copart, Inc. (a).......................        714         21,420
Corrections Corp. of America (a).......        642         29,038
Covanta Holding Corp. (a)..............        944         20,806
Dun & Bradstreet Corp. (a).............        656         54,310
Equifax, Inc. .........................      1,336         54,241
Manpower, Inc. ........................        907         67,961
Monster Worldwide, Inc. (a)............      1,231         57,414
Republic Services, Inc. ...............      1,230         50,024
Robert Half International, Inc. .......      1,789         66,408
Steelcase, Inc. (Class A)..............        668         12,131
Stericycle, Inc. (a)...................        471         35,560
The Brink's Co. .......................        480         30,682
The Corporate Executive Board Co. .....        417         36,571
                                                      -----------
                                                          607,652
                                                      -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMUNICATIONS EQUIPMENT -- 1.3%
Avaya, Inc. (a)........................      4,879    $    68,209
CIENA Corp. (a)........................        896         24,828
Comverse Technology, Inc. (a)..........      2,149         45,365
JDS Uniphase Corp. (a).................      2,293         38,201
Tellabs, Inc. (a)......................      4,321         44,334
                                                      -----------
                                                          220,937
                                                      -----------
COMPUTERS & PERIPHERALS -- 0.7%
Diebold, Inc. .........................        701         32,667
QLogic Corp. (a).......................      1,683         36,891
Western Digital Corp. (a)..............      2,357         48,224
                                                      -----------
                                                          117,782
                                                      -----------
CONSTRUCTION & ENGINEERING -- 0.6%
Foster Wheeler, Ltd. (a)...............        730         40,252
Granite Construction, Inc. ............        368         18,518
Jacobs Engineering Group, Inc. (a).....        628         51,207
                                                      -----------
                                                          109,977
                                                      -----------
CONSTRUCTION MATERIALS -- 0.4%
Florida Rock Industries, Inc. .........        544         23,419
Martin Marietta Materials, Inc. .......        484         50,293
                                                      -----------
                                                           73,712
                                                      -----------
CONSUMER FINANCE -- 0.4%
AmeriCredit Corp. (a)..................      1,233         31,035
First Marblehead Corp. ................        651         35,577
Student Loan Corp. ....................         44          9,121
                                                      -----------
                                                           75,733
                                                      -----------
CONTAINERS & PACKAGING -- 2.4%
Ball Corp. ............................      1,111         48,440
Bemis Co., Inc. .......................      1,124         38,193
Crown Holdings, Inc. (a)...............      1,741         36,422
Owens-Illinois, Inc. (a)...............      1,524         28,118
Packaging Corp. of America.............        876         19,360
Pactiv Corp. (a).......................      1,421         50,715
Sealed Air Corp. ......................        861         55,896
Smurfit-Stone Container Corp. (a)......      2,710         28,618
Sonoco Products Co. ...................      1,059         40,305
Temple-Inland, Inc. ...................      1,142         52,566
                                                      -----------
                                                          398,633
                                                      -----------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
ITT Educational Services, Inc. (a).....        442         29,336
Laureate Education, Inc. (a)...........        506         24,607
Service Corp. International............      3,154         32,328
The Service Master Co. ................      3,065         40,182
Weight Watchers International, Inc. ...        479         25,162
                                                      -----------
                                                          151,615
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
IntercontinentalExchange, Inc. (a).....        581         62,690
Nasdaq Stock Market, Inc. (a)..........      1,038         31,960
                                                      -----------
                                                           94,650
                                                      -----------

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
CenturyTel, Inc. ......................      1,160    $    50,646
Citizens Communications Co. ...........      3,426         49,232
Level 3 Communications, Inc. (a).......     10,584         59,270
NeuStar, Inc. (Class A) (a)............        788         25,563
Time Warner Telecom, Inc. (Class A)
  (a)..................................      1,296         25,829
                                                      -----------
                                                          210,540
                                                      -----------
ELECTRIC UTILITIES -- 2.0%
DPL, Inc. .............................      1,207         33,530
Great Plains Energy, Inc. .............        849         26,998
Hawaiian Electric Industries, Inc. ....        858         23,295
Northeast Utilities....................      1,640         46,182
Pepco Holdings, Inc. ..................      2,012         52,332
Pinnacle West Capital Corp. ...........      1,059         53,681
Reliant Energy, Inc. (a)...............      3,294         46,808
Sierra Pacific Resources (a)...........      2,359         39,702
Westar Energy, Inc. ...................        927         24,065
                                                      -----------
                                                          346,593
                                                      -----------
ELECTRICAL EQUIPMENT -- 1.2%
American Power Conversion Corp. .......      1,935         59,192
AMETEK, Inc. ..........................      1,132         36,043
Hubbell, Inc. (Class B)................        605         27,352
Roper Industries, Inc. ................        927         46,572
Thomas & Betts Corp. (a)...............        640         30,259
                                                      -----------
                                                          199,418
                                                      -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
Amphenol Corp. (Class A)...............        933         57,921
Anixter International, Inc. ...........        369         20,037
Arrow Electronics, Inc. (a)............      1,294         40,826
Avnet, Inc. (a)........................      1,562         39,878
AVX Corp. .............................        567          8,386
CDW Corp. .............................        651         45,778
Dolby Laboratories, Inc. (a)...........        362         11,229
Ingram Micro, Inc. (Class A) (a).......      1,520         31,023
Mettler Toledo International, Inc.
  (a)..................................        420         33,117
National Instruments Corp. ............        563         15,336
Solectron Corp. (a)....................      9,642         31,047
Sunpower Corp. (a).....................        166          6,170
Symbol Technologies, Inc. .............      2,710         40,487
Tektronix, Inc. .......................        893         26,049
Trimble Navigation, Ltd. (a)...........        592         30,032
Vishay Intertechnology, Inc. (a).......      1,801         24,386
                                                      -----------
                                                          461,702
                                                      -----------
ENERGY EQUIPMENT & SERVICES -- 2.1%
FMC Technologies, Inc. (a).............        726         44,743
Helmerich & Payne, Inc. ...............      1,021         24,984
Patterson-UTI Energy, Inc. ............      1,697         39,421
Pride International, Inc. (a)..........      1,748         52,458
Rowan Cos., Inc. ......................      1,168         38,778
SEACOR Holdings, Inc. (a)..............        228         22,604
Superior Energy Services, Inc. (a).....        850         27,778
Tidewater, Inc. .......................        613         29,645
Todco (Class A) (a)....................        616         21,049
Unit Corp. (a).........................        494         23,934
Veritas DGC, Inc. (a)..................        364         31,169
                                                      -----------
                                                          356,563
                                                      -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
FOOD & STAPLES RETAILING -- 0.2%
Rite Aid Corp. (a).....................      5,610    $    30,518
                                                      -----------
FOOD PRODUCTS -- 1.5%
Corn Products International, Inc. .....        790         27,286
Dean Foods Co. (a).....................      1,437         60,756
Del Monte Foods Co. ...................      2,128         23,472
Hormel Foods Corp. ....................        793         29,611
McCormick & Co., Inc. .................      1,257         48,470
Smithfield Foods, Inc. (a).............      1,182         30,330
The J.M. Smucker Co. ..................        610         29,567
                                                      -----------
                                                          249,492
                                                      -----------
GAS UTILITIES -- 1.7%
AGL Resources, Inc. ...................        832         32,373
Atmos Energy Corp. ....................        875         27,921
Energen Corp. .........................        696         32,670
Equitable Resources, Inc. .............      1,214         50,685
National Fuel Gas Co. .................        843         32,489
ONEOK, Inc. ...........................      1,099         47,389
Southern Union Co. ....................      1,200         33,540
UGI Corp. .............................      1,121         30,581
                                                      -----------
                                                          287,648
                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
Advanced Medical Optics, Inc. (a)......        633         22,282
Bausch & Lomb, Inc. ...................        574         29,882
Beckman Coulter, Inc. .................        662         39,588
Cytyc Corp. (a)........................      1,201         33,988
Dade Behring Holdings, Inc. ...........        921         36,665
Dentsply International, Inc. ..........      1,519         45,342
Edwards Lifesciences Corp. (a).........        624         29,353
Gen-Probe, Inc. (a)....................        561         29,380
Hillenbrand Industries, Inc. ..........        622         35,410
Hologic, Inc. (a)......................        563         26,619
IDEXX Laboratories, Inc. (a)...........        333         26,407
Intuitive Surgical, Inc. (a)...........        398         38,168
Kinetic Concepts, Inc. (a).............        553         21,871
ResMed, Inc. (a).......................        821         40,410
Respironics, Inc. (a)..................        785         29,634
The Cooper Cos., Inc. .................        475         21,137
                                                      -----------
                                                          506,136
                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Brookdale Senior Living, Inc. .........        547         26,256
Community Health Systems, Inc. (a).....      1,009         36,849
Health Management Associates, Inc. ....      2,570         54,253
Health Net, Inc. (a)...................      1,251         60,874
Henry Schein, Inc. (a).................        942         46,139
Lincare Holdings, Inc. (a).............        989         39,402
Manor Care, Inc. ......................        787         36,926
Patterson Cos., Inc. (a)...............      1,380         49,004
Pediatrix Medical Group, Inc. (a)......        517         25,281
Sierra Health Services, Inc. (a).......        558         20,110
Tenet Healthcare Corp. (a).............      5,001         34,857
Triad Hospitals, Inc. (a)..............        934         39,069
Universal Health Services, Inc. (Class
  B)...................................        542         30,043
VCA Antech, Inc. (a)...................        892         28,713
WellCare Health Plans, Inc. (a)........        370         25,493
                                                      -----------
                                                          553,269
                                                      -----------

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
HEALTH CARE TECHNOLOGY -- 0.3%
Cerner Corp. (a).......................        659    $    29,984
Emdeon Corp. (a).......................      1,592         19,725
WebMD Health Corp. (a).................         87          3,482
                                                      -----------
                                                           53,191
                                                      -----------
HOTELS RESTAURANTS & LEISURE -- 1.7%
American Real Estate Partners LP.......         68          5,830
Boyd Gaming Corp. .....................        607         27,503
Brinker International, Inc. ...........      1,325         39,962
Choice Hotels International, Inc. .....        388         16,335
Darden Restaurants, Inc. ..............      1,430         57,443
International Speedway Corp. (Class
  A)...................................        370         18,885
OSI Restaurant Partners, Inc. .........        750         29,400
Penn National Gaming, Inc. (a).........        779         32,422
Scientific Games Corp. (Class A) (a)...        728         22,007
Station Casinos, Inc. .................        453         36,996
                                                      -----------
                                                          286,783
                                                      -----------
HOUSEHOLD DURABLES -- 1.6%
KB HOME................................        845         43,332
Leggett & Platt, Inc. .................      1,911         45,673
Mohawk Industries, Inc. (a)............        583         43,643
NVR, Inc. (a)..........................         54         34,830
Snap-on, Inc. .........................        562         26,774
The Stanley Works......................        868         43,652
Toll Brothers, Inc. (a)................      1,250         40,287
                                                      -----------
                                                          278,191
                                                      -----------
HOUSEHOLD PRODUCTS -- 0.4%
Church & Dwight Co., Inc. .............        690         29,429
Energizer Holdings, Inc. (a)...........        575         40,819
                                                      -----------
                                                           70,248
                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Dynegy, Inc. (Class A) (a).............      4,304         31,161
                                                      -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. ...................        327         25,669
Teleflex, Inc. ........................        376         24,275
Walter Industries, Inc. ...............        536         14,499
                                                      -----------
                                                           64,443
                                                      -----------
INSURANCE -- 5.0%
Alleghany Corp. (a)....................         55         19,998
Allied World Assurance Holdings,
  Ltd. ................................        110          4,799
American Financial Group, Inc. ........        741         26,609
American National Insurance Co. .......        171         19,513
Arch Capital Group, Ltd. (a)...........        443         29,951
Arthur J. Gallagher & Co. .............      1,047         30,939
Aspen Insurance Holdings, Ltd. ........        620         16,343
Axis Capital Holdings, Ltd. ...........      1,501         50,089
Brown & Brown, Inc. ...................      1,210         34,134
Conseco, Inc. (a)......................      1,632         32,607
eHealth, Inc. (a)......................         54          1,086
Endurance Specialty Holdings, Ltd. ....        631         23,082
Erie Indemnity Co. (Class A)...........        551         31,947
Fidelity National Title Group, Inc. ...      2,321         55,426
First American Corp. ..................        912         37,100
Hanover Insurance Group, Inc. .........        544         26,547
HCC Insurance Holdings, Inc. ..........      1,181         37,898

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Markel Corp. (a).......................        103    $    49,450
Mercury General Corp. .................        287         15,134
Odyssey Re Holdings Corp. .............        243          9,064
Old Republic International Corp. ......      2,289         53,288
OneBeacon Insurance Group, Ltd. (a)....        254          7,112
PartnerRe, Ltd. .......................        606         43,044
Philadelphia Consolidated Holding Corp.
  (a)..................................        632         28,162
Protective Life Corp. .................        686         32,585
Reinsurance Group America, Inc. .......        315         17,546
RenaissanceRe Holdings, Ltd. ..........        669         40,140
StanCorp Financial Group, Inc. ........        572         25,769
Transatlantic Holdings, Inc. ..........        281         17,450
Unitrin, Inc. .........................        467         23,401
Wesco Financial Corp. .................         15          6,900
                                                      -----------
                                                          847,113
                                                      -----------
INTERNET & CATALOG RETAIL -- 0.1%
Coldwater Creek, Inc. (a)..............        650         15,938
                                                      -----------
INTERNET SOFTWARE & SERVICES -- 0.4%
VeriSign, Inc. (a).....................      2,618         62,963
                                                      -----------
IT SERVICES -- 2.1%
Acxiom Corp. ..........................        708         18,160
Alliance Data Systems Corp. (a)........        708         44,229
Ceridian Corp. (a).....................      1,484         41,522
Checkfree Corp. (a)....................        788         31,646
Convergys Corp. (a)....................      1,471         34,981
DST Systems, Inc. (a)..................        563         35,261
Global Payments, Inc. .................        850         39,355
Hewitt Associates, Inc. (Class A)
  (a)..................................      1,079         27,784
MoneyGram International, Inc. .........        909         28,506
Sabre Holdings Corp. (Class A).........      1,401         44,678
Total System Services, Inc. ...........        411         10,846
                                                      -----------
                                                          356,968
                                                      -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. .......................        990         31,581
Hasbro, Inc. ..........................      1,523         41,502
                                                      -----------
                                                           73,083
                                                      -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.5%
Charles River Laboratories
  International, Inc. (a)..............        714         30,881
Covance, Inc. (a)......................        681         40,118
Invitrogen Corp. (a)...................        514         29,087
Millipore Corp. (a)....................        566         37,696
PerkinElmer, Inc. .....................      1,341         29,810
Pharmaceutical Product Development,
  Inc. ................................      1,096         35,313
Waters Corp. (a).......................      1,084         53,083
                                                      -----------
                                                          255,988
                                                      -----------
MACHINERY -- 3.7%
AGCO Corp. (a).........................        964         29,826
Crane Co. .............................        563         20,628
Donaldson Co., Inc. ...................        756         26,241
Flowserve Corp. (a)....................        600         30,282
Graco, Inc. ...........................        718         28,447
Harsco Corp. ..........................        443         33,712

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
IDEX Corp. ............................        565    $    26,787
Joy Global, Inc. ......................      1,267         61,247
Kennametal, Inc. ......................        413         24,305
Lincoln Electric Holdings, Inc. .......        425         25,678
Oshkosh Truck Corp. ...................        783         37,913
Pall Corp. ............................      1,305         45,088
Pentair, Inc. .........................      1,065         33,441
SPX Corp. .............................        618         37,797
Terex Corp. (a)........................      1,086         70,134
The Manitowoc Co., Inc. ...............        658         39,105
The Timken Co. ........................        903         26,349
Trinity Industries, Inc. ..............        859         30,237
                                                      -----------
                                                          627,217
                                                      -----------
MEDIA -- 2.3%
Discovery Holding Co. (Class A) (a)....      2,991         48,125
Dow Jones & Co., Inc. .................        558         21,204
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................        601         17,724
Getty Images, Inc. (a).................        503         21,538
Harte-Hanks, Inc. .....................        546         15,130
McClatchy Co. (Class A)................        586         25,374
Meredith Corp. ........................        411         23,160
R.H. Donnelley Corp. ..................        751         47,110
Regal Entertainment Group..............        719         15,329
The Interpublic Group of Cos., Inc.
  (a)..................................      4,707         57,614
The New York Times Co. (Class A).......      1,551         37,782
Warner Music Group Corp. ..............        500         11,475
XM Satellite Radio Holdings, Inc.
  (Class A) (a)........................      3,176         45,893
                                                      -----------
                                                          387,458
                                                      -----------
METALS & MINING -- 1.0%
Carpenter Technology Corp. ............        272         27,884
Commercial Metals Co. .................      1,285         33,153
Meridian Gold, Inc. (a)................      1,077         29,930
Reliance Steel & Aluminum Co. .........        661         26,030
Steel Dynamics, Inc. ..................        981         31,834
Titanium Metals Corp. (a)..............        858         25,320
                                                      -----------
                                                          174,151
                                                      -----------
MULTI-UTILITIES -- 3.1%
Alliant Energy Corp. ..................      1,240         46,835
CenterPoint Energy, Inc. ..............      2,934         48,646
CMS Energy Corp. (a)...................      2,360         39,412
Energy East Corp. .....................      1,573         39,010
MDU Resources Group, Inc. .............      1,776         45,537
NSTAR..................................      1,139         39,136
OGE Energy Corp. ......................        961         38,440
Puget Energy, Inc. ....................      1,227         31,117
SCANA Corp. ...........................      1,124         45,657
TECO Energy, Inc. .....................      2,224         38,319
Vectren Corp. .........................        811         22,935
Wisconsin Energy Corp. ................      1,249         59,277
WPS Resources Corp. ...................        459         24,800
                                                      -----------
                                                          519,121
                                                      -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
MULTILINE RETAIL -- 1.1%
Big Lots, Inc. (a).....................      1,162    $    26,633
Dillards, Inc. (Class A)...............        689         24,094
Dollar General Corp. ..................      3,329         53,464
Dollar Tree Stores, Inc. (a)...........      1,089         32,779
Family Dollar Stores, Inc. ............      1,527         44,787
                                                      -----------
                                                          181,757
                                                      -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class A)
  (a)..................................        751         26,127
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 5.0%
Arch Coal, Inc. .......................      1,529         45,916
Boardwalk Pipeline Partners LP.........        224          6,904
Cabot Oil & Gas Corp. .................        519         31,477
Cimarex Energy Co. ....................        883         32,230
CNX Gas Corp. (a)......................        298          7,599
Denbury Resources, Inc. (a)............      1,271         35,321
Enbridge Energy Partners LP............        533         26,325
Energy Transfer Equity LP..............        413         12,968
Energy Transfer Partners LP............        810         43,821
Enterprise GP Holdings LP..............        116          4,289
Forest Oil Corp. (a)...................        580         18,954
Frontier Oil Corp. ....................      1,178         33,856
Helix Energy Solutions Group, Inc.
  (a)..................................        882         27,668
Holly Corp. ...........................        501         25,751
Kinder Morgan Management LLC (a).......        556         25,398
Magellan Midstream Partners LP.........        709         27,367
Massey Energy Co. .....................        807         18,747
ONEOK Partners LP......................        495         31,353
Overseas Shipholding Group, Inc. ......        318         17,903
Pioneer Natural Resources Co. .........      1,309         51,954
Plains All American Pipeline LP........        841         43,059
Plains Exploration & Production Co.
  (a)..................................        819         38,927
Pogo Producing Co. ....................        563         27,272
Quicksilver Resources, Inc. (a)........        585         21,405
Range Resources Corp. .................      1,473         40,449
St. Mary Land & Exploration Co. .......        585         21,551
Teekay Shipping Corp. .................        463         20,196
TEPPCO Partners LP.....................        808         32,571
Tesoro Corp. ..........................        719         47,289
Valero LP..............................        391         21,806
W&T Offshore, Inc. ....................        291          8,940
                                                      -----------
                                                          849,266
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.5%
Louisiana-Pacific Corp. ...............      1,129         24,307
MeadWestvaco Corp. ....................      1,927         57,926
                                                      -----------
                                                           82,233
                                                      -----------
PERSONAL PRODUCTS -- 0.2%
Alberto Culver Co. (a).................        903         19,369
Bare Escentuals, Inc. (a)..............        174          5,406
Herbalife, Ltd. (a)....................        435         17,470
                                                      -----------
                                                           42,245
                                                      -----------
PHARMACEUTICALS -- 1.4%
Abraxis BioScience, Inc. (a)...........        254          6,944
Endo Pharmaceuticals Holdings, Inc.
  (a)..................................      1,423         39,246

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
King Pharmaceuticals, Inc. (a).........      2,581    $    41,090
Mylan Laboratories, Inc. ..............      2,245         44,810
Sepracor, Inc. (a).....................      1,161         71,495
Warner Chilcott, Ltd. (a)..............        766         10,586
Watson Pharmaceuticals, Inc. (a).......      1,091         28,399
                                                      -----------
                                                          242,570
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS -- 8.8%
Alexandria Real Estate Equities,
  Inc. ................................        311         31,224
AMB Property Corp. ....................        957         56,090
Annaly Mortgage Management, Inc. ......      2,105         29,281
Apartment Investment & Management Co.
  (Class A)............................      1,037         58,093
Brandywine Realty Trust................        966         32,120
BRE Properties, Inc. (Class A).........        539         35,046
Camden Property Trust..................        602         44,458
CapitalSource, Inc. ...................      1,389         37,934
CBL & Associates Properties, Inc. .....        685         29,695
Colonial Properties Trust..............        491         23,018
Crescent Real Estate Equities Co. .....      1,024         20,224
Douglas Emmett, Inc. ..................        708         18,826
Duke Realty Corp. .....................      1,440         58,896
Essex Property Trust, Inc. ............        250         32,313
Federal Realty Investment Trust........        581         49,385
Global Signal, Inc. ...................        230         12,114
Health Care Property Investors,
  Inc. ................................      2,053         75,592
Health Care REIT, Inc. ................        768         33,039
Hospitality Properties Trust...........        863         41,018
HRPT Properties Trust..................      2,240         27,664
iStar Financial, Inc. .................      1,348         64,461
Kilroy Realty Corp. ...................        346         26,988
Liberty Property Trust.................        961         47,224
Macerich Co. ..........................        763         66,053
Mack-Cali Realty Corp. ................        665         33,915
Nationwide Health Properties, Inc. ....        902         27,258
New Century Financial Corp. ...........        543         17,153
New Plan Excel Realty Trust............      1,113         30,585
Post Properties, Inc. .................        462         21,113
Rayonier, Inc. ........................        816         33,497
Realty Income Corp. ...................      1,066         29,528
Reckson Associates Realty Corp. .......        882         40,219
Regency Centers Corp. .................        725         56,673
SL Green Realty Corp. .................        489         64,929
Taubman Centers, Inc. .................        564         28,685
Thornburg Mortgage, Inc. ..............      1,209         30,382
United Dominion Realty Trust, Inc. ....      1,434         45,587
Ventas, Inc. ..........................      1,109         46,933
Weingarten Realty Investors............        848         39,101
                                                      -----------
                                                        1,496,314
                                                      -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.3%
CB Richard Ellis Group, Inc. (Class A)
  (a)..................................      2,141         71,081
Jones Lang LaSalle, Inc. ..............        388         35,762
Realogy Corp. (a)......................      2,275         68,978
The St. Joe Co. .......................        796         42,642
                                                      -----------
                                                          218,463
                                                      -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
ROAD & RAIL -- 1.0%
Con-way, Inc. .........................        520    $    22,901
Hertz Global Holdings, Inc. (a)........        942         16,381
J.B. Hunt Transport Services, Inc. ....      1,134         23,553
Laidlaw International, Inc. ...........        879         26,748
Landstar Systems, Inc. ................        607         23,175
Ryder Systems, Inc. ...................        648         33,087
YRC Worldwide, Inc. (a)................        619         23,355
                                                      -----------
                                                          169,200
                                                      -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
Agere Systems, Inc. (a)................      1,808         34,659
Atmel Corp. (a)........................      4,789         28,973
Cypress Semiconductor Corp. (a)........      1,519         25,626
Fairchild Semiconductor International,
  Inc. (a).............................      1,298         21,819
Formfactor, Inc. (a)...................        462         17,209
Integrated Device Technology, Inc.
  (a)..................................      2,141         33,143
International Rectifier Corp. (a)......        764         29,437
Intersil Corp. (Class A)...............      1,474         35,258
LSI Logic Corp. (a)....................      4,267         38,403
Novellus Systems, Inc. (a).............      1,316         45,297
Spansion, Inc. (a).....................        896         13,315
Teradyne, Inc. (a).....................      2,026         30,309
                                                      -----------
                                                          353,448
                                                      -----------
SOFTWARE -- 2.4%
Activision, Inc. (a)...................      2,993         51,599
Cadence Design Systems, Inc. (a).......      2,962         53,050
Compuware Corp. (a)....................      3,761         31,329
Factset Research Systems, Inc. ........        401         22,649
Fair Isaac Corp. ......................        671         27,276
McAfee, Inc. (a).......................      1,700         48,246
NAVTEQ Corp. (a).......................        989         34,585
Novell, Inc. (a).......................      3,620         22,444
Red Hat, Inc. (a)......................      2,036         46,828
Salesforce.com, Inc. (a)...............        838         30,545
Synopsys, Inc. (a).....................      1,499         40,068
                                                      -----------
                                                          408,619
                                                      -----------
SPECIALTY RETAIL -- 4.1%
Advance Auto Parts, Inc. ..............      1,132         40,254
AnnTaylor Stores Corp. (a).............        779         25,582
AutoNation, Inc. (a)...................      1,633         34,816
Barnes & Noble, Inc. ..................        568         22,555
CarMax, Inc. (a).......................      1,137         60,977
Chico's FAS, Inc. (a)..................      1,875         38,794
Circuit City Stores, Inc. .............      1,859         35,284
Claire's Stores, Inc. .................        964         31,947
Dick's Sporting Goods, Inc. (a)........        360         17,636
Foot Locker, Inc. .....................      1,671         36,645
GameStop Corp. (Class A) (a)...........        701         38,632
O'Reilly Automotive, Inc. (a)..........      1,224         39,241
OfficeMax, Inc. .......................        795         39,472

SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
PETsMART, Inc. ........................      1,496    $    43,175
RadioShack Corp. ......................      1,434         24,063
Ross Stores, Inc. .....................      1,507         44,155
Sally Beauty Holdings, Inc. (a)........        903          7,043
Tiffany & Co. .........................      1,475         57,879
Urban Outfitters, Inc. (a).............      1,255         28,903
Williams-Sonoma, Inc. .................        978         30,748
                                                      -----------
                                                          697,801
                                                      -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Jones Apparel Group, Inc. .............      1,177         39,347
Liz Claiborne, Inc. ...................      1,094         47,545
Phillips-Van Heusen Corp. .............        589         29,550
                                                      -----------
                                                          116,442
                                                      -----------
THRIFTS & MORTGAGE FINANCE -- 1.7%
Astoria Financial Corp. ...............        962         29,014
Capitol Federal Financial..............        236          9,067
IndyMac Bancorp, Inc. .................        748         33,780
MGIC Investment Corp. .................        886         55,410
New York Community Bancorp, Inc. ......      2,857         45,998
PMI Group, Inc. .......................        848         40,000
Radian Group, Inc. ....................        860         46,363
Webster Financial Corp. ...............        599         29,183
                                                      -----------
                                                          288,815
                                                      -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co., Inc. (Class
  A)...................................        501         19,615
Wesco International, Inc. (a)..........        527         30,993
                                                      -----------
                                                           50,608
                                                      -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. ....................      1,408         32,074
                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Leap Wireless International, Inc.
  (a)..................................        524         31,162
SBA Communications Corp. (a)...........        944         25,960
Telephone & Data Systems, Inc. ........      1,095         59,492
US Cellular Corp. (a)..................        166         11,552
                                                      -----------
                                                          128,166
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $15,278,541)...................                16,873,762
                                                      -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment
  Class Prime Fund
  (Cost $47,789).......................     47,789         47,789
                                                      -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $15,326,330)...................                16,921,551
OTHER ASSETS AND
  LIABILITIES -- 0.1%..................                    15,524
                                                      -----------
NET ASSETS -- 100.0%...................               $16,937,075
                                                      ===========

(a) Non-income producing security

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 0.6%
Alliant Techsystems, Inc. (a)..........       880  $    68,807
KBR, Inc. (a)..........................       744       19,463
Spirit Aerosystems Holdings, Inc.
  (a)..................................     1,471       49,235
                                                   -----------
                                                       137,505
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.3%
UTI Worldwide, Inc. ...................     2,162       64,644
                                                   -----------
AIRLINES -- 1.4%
Continental Airlines, Inc. (Class B)
  (a)..................................     2,389       98,546
UAL Corp. (a)..........................     2,621      115,324
US Airways Group, Inc. (a).............     1,727       92,999
                                                   -----------
                                                       306,869
                                                   -----------
AUTO COMPONENTS -- 1.1%
BorgWarner, Inc. ......................     1,523       89,887
Gentex Corp. ..........................     3,826       59,533
The Goodyear Tire & Rubber Co. (a).....     4,194       88,032
                                                   -----------
                                                       237,452
                                                   -----------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. .................     1,014       44,606
                                                   -----------
BEVERAGES -- 0.3%
Hansen Natural Corp. (a)...............     1,923       64,767
                                                   -----------
BIOTECHNOLOGY -- 2.3%
Cephalon, Inc. (a).....................     1,628      114,628
ImClone Systems, Inc. (a)..............     1,598       42,762
Millennium Pharmaceuticals, Inc. (a)...     8,442       92,018
OSI Pharmaceuticals, Inc. (a)..........     1,525       53,345
PDL BioPharma, Inc. (a)................     3,057       61,568
Vertex Pharmaceuticals, Inc. (a).......     3,346      125,207
                                                   -----------
                                                       489,528
                                                   -----------
CAPITAL MARKETS -- 2.3%
Affiliated Managers Group, Inc. (a)....       806       84,735
Eaton Vance Corp. .....................     3,417      112,795
Investors Financial Services Corp. ....     1,736       74,075
Nuveen Investments, Inc. ..............     2,114      109,675
SEI Investments Co. ...................     1,920      114,355
                                                   -----------
                                                       495,635
                                                   -----------
CHEMICALS -- 1.3%
Huntsman Corp. (a).....................     2,413       45,775
Nalco Holding Co. (a)..................     2,500       51,150
Sigma-Aldrich Corp. ...................     1,509      117,279
The Scotts Miracle-Gro Co. (Class A)...     1,214       62,703
                                                   -----------
                                                       276,907
                                                   -----------
COMMERCIAL BANKS -- 0.3%
East West Bancorp, Inc. ...............     1,529       54,157
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.9%
Allied Waste Industries, Inc. (a)......     7,639       93,883
ChoicePoint, Inc. (a)..................     2,131       83,919
Copart, Inc. (a).......................     1,786       53,580
Corrections Corp. of America (a).......     1,606       72,639
Covanta Holding Corp. (a)..............     2,362       52,058
Dun & Bradstreet Corp. (a).............     1,640      135,776
Manpower, Inc. ........................     2,269      170,016
Monster Worldwide, Inc. (a)............     3,079      143,605

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Robert Half International, Inc. .......     4,476  $   166,149
Steelcase, Inc. (Class A)..............     1,670       30,327
Stericycle, Inc. (a)...................     1,179       89,015
The Brink's Co. .......................     1,201       76,768
The Corporate Executive Board Co. .....     1,043       91,471
                                                   -----------
                                                     1,259,206
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.3%
Avaya, Inc. (a)........................    12,206      170,640
JDS Uniphase Corp. (a).................     5,819       96,944
                                                   -----------
                                                       267,584
                                                   -----------
COMPUTERS & PERIPHERALS -- 1.4%
Diebold, Inc. .........................     1,753       81,690
QLogic Corp. (a).......................     4,211       92,305
Western Digital Corp. (a)..............     5,895      120,612
                                                   -----------
                                                       294,607
                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.6%
Jacobs Engineering Group, Inc. (a).....     1,572      128,181
                                                   -----------
CONSTRUCTION MATERIALS -- 0.9%
Florida Rock Industries, Inc. .........     1,360       58,548
Martin Marietta Materials, Inc. .......     1,211      125,835
                                                   -----------
                                                       184,383
                                                   -----------
CONSUMER FINANCE -- 0.9%
AmeriCredit Corp. (a)..................     3,085       77,649
First Marblehead Corp. ................     1,629       89,025
Student Loan Corp. ....................       107       22,181
                                                   -----------
                                                       188,855
                                                   -----------
CONTAINERS & PACKAGING -- 1.6%
Ball Corp. ............................     2,779      121,164
Crown Holdings, Inc. (a)...............     4,355       91,107
Pactiv Corp. (a).......................     3,554      126,842
                                                   -----------
                                                       339,113
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
ITT Educational Services, Inc. (a).....     1,105       73,339
Laureate Education, Inc. (a)...........     1,266       61,566
Weight Watchers International, Inc. ...     1,199       62,983
                                                   -----------
                                                       197,888
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
IntercontinentalExchange, Inc. (a).....     1,453      156,779
Nasdaq Stock Market, Inc. (a)..........     2,597       79,961
                                                   -----------
                                                       236,740
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
Level 3 Communications, Inc. (a).......    26,477      148,271
NeuStar, Inc. (Class A) (a)............     1,971       63,940
Time Warner Telecom, Inc. (Class A)
  (a)..................................     3,297       65,709
                                                   -----------
                                                       277,920
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.0%
AMETEK, Inc. ..........................     2,832       90,171
Roper Industries, Inc. ................     2,320      116,557
                                                   -----------
                                                       206,728
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Amphenol Corp. (Class A)...............     2,334      144,895
CDW Corp. .............................     1,628      114,481
Dolby Laboratories, Inc. (a)...........       894       27,732

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Mettler Toledo International, Inc.
  (a)..................................     1,050  $    82,793
National Instruments Corp. ............     1,410       38,408
Sunpower Corp. (a).....................       414       15,388
Symbol Technologies, Inc. .............     6,778      101,263
Trimble Navigation, Ltd. (a)...........     1,472       74,675
                                                   -----------
                                                       599,635
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 3.2%
FMC Technologies, Inc. (a).............     1,817      111,982
Helmerich & Payne, Inc. ...............     2,553       62,472
Patterson-UTI Energy, Inc. ............     4,244       98,588
Pride International, Inc. (a)..........     4,374      131,264
Rowan Cos., Inc. ......................     2,922       97,011
Superior Energy Services, Inc. (a).....     2,127       69,510
Todco (Class A) (a)....................     1,542       52,690
Unit Corp. (a).........................     1,236       59,884
                                                   -----------
                                                       683,401
                                                   -----------
FOOD & STAPLES RETAILING -- 0.4%
Rite Aid Corp. (a).....................    14,035       76,350
                                                   -----------
FOOD PRODUCTS -- 0.7%
Dean Foods Co. (a).....................     3,595      151,997
                                                   -----------
GAS UTILITIES -- 1.5%
Energen Corp. .........................     1,741       81,722
Equitable Resources, Inc. .............     3,037      126,795
ONEOK, Inc. ...........................     2,750      118,580
                                                   -----------
                                                       327,097
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.0%
Bausch & Lomb, Inc. ...................     1,436       74,758
Beckman Coulter, Inc. .................     1,656       99,029
Cytyc Corp. (a)........................     3,006       85,070
Dade Behring Holdings, Inc. ...........     2,304       91,722
Dentsply International, Inc. ..........     3,799      113,400
Edwards Lifesciences Corp. (a).........     1,560       73,382
Gen-Probe, Inc. (a)....................     1,391       72,847
Hologic, Inc. (a)......................     1,408       66,570
IDEXX Laboratories, Inc. (a)...........       832       65,978
Intuitive Surgical, Inc. (a)...........       987       94,653
Kinetic Concepts, Inc. (a).............     1,384       54,737
ResMed, Inc. (a).......................     2,038      100,310
Respironics, Inc. (a)..................     1,950       73,613
                                                   -----------
                                                     1,066,069
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 6.1%
Brookdale Senior Living, Inc. .........     1,369       65,712
Community Health Systems, Inc. (a).....     2,525       92,213
Health Management Associates, Inc. ....     6,428      135,695
Health Net, Inc. (a)...................     3,114      151,527
Henry Schein, Inc. (a).................     2,358      115,495
Lincare Holdings, Inc. (a).............     2,473       98,524
Manor Care, Inc. ......................     1,968       92,339
Patterson Cos., Inc. (a)...............     3,452      122,580
Pediatrix Medical Group, Inc. (a)......     1,293       63,228
Sierra Health Services, Inc. (a).......     1,389       50,060
Triad Hospitals, Inc. (a)..............     2,336       97,715

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Universal Health Services, Inc. (Class
  B)...................................     1,356  $    75,163
VCA Antech, Inc. (a)...................     2,224       71,591
WellCare Health Plans, Inc. (a)........       925       63,732
                                                   -----------
                                                     1,295,574
                                                   -----------
HEALTH CARE TECHNOLOGY -- 0.6%
Cerner Corp. (a).......................     1,649       75,030
Emdeon Corp. (a).......................     3,982       49,337
WebMD Health Corp. (a).................       218        8,724
                                                   -----------
                                                       133,091
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 3.0%
American Real Estate Partners LP.......       166       14,231
Boyd Gaming Corp. .....................     1,520       68,871
Brinker International, Inc. ...........     3,314       99,950
Choice Hotels International, Inc. .....       965       40,627
Darden Restaurants, Inc. ..............     3,577      143,688
International Speedway Corp. (Class
  A)...................................       925       47,212
Penn National Gaming, Inc. (a).........     1,950       81,159
Scientific Games Corp. (Class A) (a)...     1,822       55,079
Station Casinos, Inc. .................     1,132       92,451
                                                   -----------
                                                       643,268
                                                   -----------
HOUSEHOLD DURABLES -- 1.4%
Mohawk Industries, Inc. (a)............     1,459      109,221
NVR, Inc. (a)..........................       136       87,720
Toll Brothers, Inc. (a)................     3,128      100,815
                                                   -----------
                                                       297,756
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.8%
Church & Dwight Co., Inc. .............     1,727       73,656
Energizer Holdings, Inc. (a)...........     1,438      102,084
                                                   -----------
                                                       175,740
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 0.2%
Walter Industries, Inc. ...............     1,342       36,301
                                                   -----------
INSURANCE -- 3.5%
Arch Capital Group, Ltd. (a)...........     1,108       74,912
Axis Capital Holdings, Ltd. ...........     3,755      125,304
Brown & Brown, Inc. ...................     3,027       85,392
First American Corp. ..................     2,282       92,832
HCC Insurance Holdings, Inc. ..........     2,955       94,826
Markel Corp. (a).......................       258      123,866
Philadelphia Consolidated Holding Corp.
  (a)..................................     1,581       70,449
Protective Life Corp. .................     1,716       81,510
                                                   -----------
                                                       749,091
                                                   -----------
INTERNET & CATALOG RETAIL -- 0.2%
Coldwater Creek, Inc. (a)..............     1,590       38,987
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.7%
VeriSign, Inc. (a).....................     6,548      157,479
                                                   -----------
IT SERVICES -- 3.3%
Acxiom Corp. ..........................     1,771       45,426
Alliance Data Systems Corp. (a)........     1,772      110,697
Ceridian Corp. (a).....................     3,713      103,890
Checkfree Corp. (a)....................     1,972       79,195
DST Systems, Inc. (a)..................     1,408       88,183
Global Payments, Inc. .................     2,126       98,434

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Hewitt Associates, Inc. (Class A)
  (a)..................................     2,699  $    69,499
MoneyGram International, Inc. .........     2,275       71,344
Total System Services, Inc. ...........     1,004       26,496
                                                   -----------
                                                       693,164
                                                   -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.7%
Charles River Laboratories
  International, Inc. (a)..............     1,787       77,288
Covance, Inc. (a)......................     1,703      100,324
Invitrogen Corp. (a)...................     1,285       72,718
Millipore Corp. (a)....................     1,415       94,239
Pharmaceutical Product Development,
  Inc. ................................     2,741       88,315
Waters Corp. (a).......................     2,711      132,757
                                                   -----------
                                                       565,641
                                                   -----------
MACHINERY -- 2.6%
Donaldson Co., Inc. ...................     1,892       65,671
Graco, Inc. ...........................     1,796       71,157
Joy Global, Inc. ......................     3,170      153,238
Oshkosh Truck Corp. ...................     1,959       94,855
Terex Corp. (a)........................     2,717      175,464
                                                   -----------
                                                       560,385
                                                   -----------
MEDIA -- 2.7%
Discovery Holding Co. (Class A) (a)....     7,482      120,385
Dow Jones & Co., Inc. .................     1,396       53,048
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................     1,503       44,323
Getty Images, Inc. (a).................     1,257       53,825
Harte-Hanks, Inc. .....................     1,366       37,852
R.H. Donnelley Corp. ..................     1,879      117,870
Warner Music Group Corp. ..............     1,223       28,068
XM Satellite Radio Holdings, Inc.
  (Class A) (a)........................     7,946      114,820
                                                   -----------
                                                       570,191
                                                   -----------
METALS & MINING -- 0.6%
Meridian Gold, Inc. (a)................     2,693       74,838
Titanium Metals Corp. (a)..............     2,147       63,358
                                                   -----------
                                                       138,196
                                                   -----------
MULTILINE RETAIL -- 1.5%
Dollar General Corp. ..................     8,328      133,748
Dollar Tree Stores, Inc. (a)...........     2,724       81,992
Family Dollar Stores, Inc. ............     3,821      112,070
                                                   -----------
                                                       327,810
                                                   -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class A)
  (a)..................................     1,879       65,370
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 5.8%
Arch Coal, Inc. .......................     3,824      114,835
Cabot Oil & Gas Corp. .................     1,299       78,784
Cimarex Energy Co. ....................     2,208       80,592
CNX Gas Corp. (a)......................       746       19,023
Denbury Resources, Inc. (a)............     3,179       88,344
Energy Transfer Equity LP..............     1,011       31,745
Enterprise GP Holdings LP..............       293       10,832
Frontier Oil Corp. ....................     2,947       84,697
Helix Energy Solutions Group, Inc.
  (a)..................................     2,206       69,202
Holly Corp. ...........................     1,253       64,404

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Kinder Morgan Management LLC (a).......     1,381  $    63,084
Pioneer Natural Resources Co. .........     3,275      129,985
Plains Exploration & Production Co.
  (a)..................................     2,049       97,389
Pogo Producing Co. ....................     1,409       68,252
Quicksilver Resources, Inc. (a)........     1,464       53,568
Range Resources Corp. .................     3,685      101,190
St. Mary Land & Exploration Co. .......     1,464       53,934
W&T Offshore, Inc. ....................       730       22,426
                                                   -----------
                                                     1,232,286
                                                   -----------
PERSONAL PRODUCTS -- 0.5%
Alberto Culver Co. ....................     2,243       48,112
Bare Escentuals, Inc. (a)..............       438       13,609
Herbalife, Ltd. (a)....................     1,069       42,931
                                                   -----------
                                                       104,652
                                                   -----------
PHARMACEUTICALS -- 2.4%
Abraxis BioScience, Inc. (a)...........       640       17,498
Endo Pharmaceuticals Holdings, Inc.
  (a)..................................     3,559       98,157
Mylan Laboratories, Inc. ..............     5,616      112,095
Sepracor, Inc. (a).....................     2,905      178,890
Warner Chilcott, Ltd. (a)..............     1,886       26,065
Watson Pharmaceuticals, Inc. (a).......     2,730       71,062
                                                   -----------
                                                       503,767
                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.7%
CapitalSource, Inc. ...................     3,456       94,384
Essex Property Trust, Inc. ............       624       80,652
Global Signal, Inc. ...................       569       29,969
SL Green Realty Corp. .................     1,223      162,390
                                                   -----------
                                                       367,395
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.6%
CB Richard Ellis Group, Inc. (Class A)
  (a)..................................     5,357      177,852
Jones Lang LaSalle, Inc. ..............       972       89,589
Realogy Corp. (a)......................     5,691      172,551
The St. Joe Co. .......................     1,992      106,712
                                                   -----------
                                                       546,704
                                                   -----------
ROAD & RAIL -- 0.7%
Hertz Global Holdings, Inc. (a)........     2,357       40,988
J.B. Hunt Transport Services, Inc. ....     2,836       58,904
Landstar Systems, Inc. ................     1,519       57,995
                                                   -----------
                                                       157,887
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.4%
Agere Systems, Inc. (a)................     4,524       86,725
Atmel Corp. (a)........................    11,981       72,485
Formfactor, Inc. (a)...................     1,134       42,241
International Rectifier Corp. (a)......     1,911       73,631
Intersil Corp. (Class A)...............     3,688       88,217
Novellus Systems, Inc. (a).............     3,292      113,311
Spansion, Inc. (a).....................     2,197       32,647
                                                   -----------
                                                       509,257
                                                   -----------
SOFTWARE -- 3.1%
Activision, Inc. (a)...................     7,488      129,093
Factset Research Systems, Inc. ........     1,002       56,593
Fair Isaac Corp. ......................     1,680       68,292

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
McAfee, Inc. (a).......................     4,254  $   120,729
NAVTEQ Corp. (a).......................     2,474       86,516
Red Hat, Inc. (a)......................     5,093      117,139
Salesforce.com, Inc. (a)...............     2,096       76,399
                                                   -----------
                                                       654,761
                                                   -----------
SPECIALTY RETAIL -- 6.8%
Advance Auto Parts, Inc. ..............     2,831      100,670
AnnTaylor Stores Corp. (a).............     1,949       64,005
AutoNation, Inc. (a)...................     4,086       87,114
CarMax, Inc. (a).......................     2,844      152,524
Chico's FAS, Inc. (a)..................     4,690       97,036
Claire's Stores, Inc. .................     2,413       79,967
Dick's Sporting Goods, Inc. (a)........       906       44,385
Foot Locker, Inc. .....................     4,181       91,689
GameStop Corp. (Class A) (a)...........     1,754       96,663
O'Reilly Automotive, Inc. (a)..........     3,036       97,334
PETsMART, Inc. ........................     3,741      107,965
Ross Stores, Inc. .....................     3,769      110,432
Sally Beauty Holdings, Inc. (a)........     2,214       17,269
Tiffany & Co. .........................     3,690      144,796
Urban Outfitters, Inc. (a).............     3,139       72,291
Williams-Sonoma, Inc. .................     2,446       76,902
                                                   -----------
                                                     1,441,042
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Liz Claiborne, Inc. ...................     2,738      118,993
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
MSC Industrial Direct Co., Inc. (Class
  A)...................................     1,253  $    49,055
Wesco International, Inc. (a)..........     1,307       76,865
                                                   -----------
                                                       125,920
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
Leap Wireless International, Inc.
  (a)..................................     1,311       77,965
SBA Communications Corp. (a)...........     2,361       64,928
Telephone & Data Systems, Inc. ........     2,739      148,810
US Cellular Corp. (a)..................       411       28,601
                                                   -----------
                                                       320,304
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $19,272,150)...................             21,188,836
                                                   -----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment
  Class Prime Fund
  (Cost $97,193).......................    97,193       97,193
                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $19,369,343)...................             21,286,029
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                  2,726
                                                   -----------
NET ASSETS -- 100.0%...................            $21,288,755
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES      VALUE
--------------------                        ------      -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.7%
Goodrich Corp. .........................     1,382    $   62,950
                                                      ----------
AIRLINES -- 0.8%
AMR Corp. (a)...........................     2,184        66,022
                                                      ----------
AUTO COMPONENTS -- 0.1%
TRW Automotive Holdings Corp. (a).......       471        12,185
                                                      ----------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. ....................       708        14,854
                                                      ----------
BUILDING PRODUCTS -- 0.8%
Owens Corning, Inc. (a).................       927        27,717
USG Corp. (a)...........................       840        46,032
                                                      ----------
                                                          73,749
                                                      ----------
CAPITAL MARKETS -- 2.3%
A.G. Edwards, Inc. .....................       850        53,796
Federated Investors, Inc. ..............     1,103        37,259
Janus Capital Group, Inc. ..............     2,201        47,520
Jefferies Group, Inc. ..................     1,144        30,682
Raymond James Financial, Inc. ..........     1,042        31,583
                                                      ----------
                                                         200,840
                                                      ----------
CHEMICALS -- 5.1%
Airgas, Inc. ...........................       744        30,147
Albemarle Corp. ........................       424        30,443
Ashland, Inc. ..........................       631        43,653
Cabot Corp. ............................       630        27,449
Celanese Corp. .........................     1,537        39,778
Chemtura Corp. .........................     2,668        25,693
Cytec Industries, Inc. .................       427        24,130
Eastman Chemical Co. ...................       905        53,675
FMC Corp. ..............................       402        30,773
International Flavors & Fragrances,
  Inc. .................................       917        45,080
Lubrizol Corp. .........................       758        37,998
RPM International, Inc. ................     1,313        27,429
Valhi, Inc. ............................       132         3,429
Valspar Corp. ..........................     1,049        28,994
                                                      ----------
                                                         448,671
                                                      ----------
COMMERCIAL BANKS -- 7.3%
Associated Bancorp......................     1,355        47,263
BancorpSouth, Inc. .....................       824        22,100
Bank of Hawaii Corp. ...................       552        29,780
BOK Financial Corp. ....................       246        13,525
City National Corp. ....................       464        33,037
Colonial BancGroup, Inc. ...............     1,711        44,041
Commerce Bancshares, Inc. ..............       780        37,757
Cullen/Frost Bankers, Inc. .............       617        34,441
First Citizens BancShares, Inc. (Class
  A)....................................        58        11,753
First Horizon National Corp. ...........     1,371        57,280
Fulton Financial Corp. .................     1,925        32,148
Mercantile Bankshares Corp. ............     1,392        65,132
Popular, Inc. ..........................     2,833        50,852
Sky Financial Group, Inc. ..............     1,209        34,505
TCF Financial Corp. ....................     1,374        37,675
Valley National Bancorp.................     1,281        33,959

SECURITY DESCRIPTION                        SHARES      VALUE
--------------------                        ------      -----
Whitney Holding Corp. ..................       730    $   23,813
Wilmington Trust Corp. .................       758        31,965
                                                      ----------
                                                         641,026
                                                      ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Equifax, Inc. ..........................     1,390        56,434
Republic Services, Inc. ................     1,279        52,017
                                                      ----------
                                                         108,451
                                                      ----------
COMMUNICATIONS EQUIPMENT -- 1.4%
CIENA Corp. (a).........................       932        25,826
Comverse Technology, Inc. (a)...........     2,236        47,202
Tellabs, Inc. (a).......................     4,494        46,108
                                                      ----------
                                                         119,136
                                                      ----------
CONSTRUCTION & ENGINEERING -- 0.7%
Foster Wheeler, Ltd. (a)................       759        41,851
Granite Construction, Inc. .............       383        19,273
                                                      ----------
                                                          61,124
                                                      ----------
CONTAINERS & PACKAGING -- 3.1%
Bemis Co., Inc. ........................     1,169        39,723
Owens-Illinois, Inc. (a)................     1,585        29,243
Packaging Corp. of America..............       911        20,133
Sealed Air Corp. .......................       895        58,103
Smurfit-Stone Container Corp. (a).......     2,819        29,769
Sonoco Products Co. ....................     1,101        41,904
Temple-Inland, Inc. ....................     1,188        54,684
                                                      ----------
                                                         273,559
                                                      ----------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Service Corp. International.............     3,280        33,620
The Service Master Co. .................     3,187        41,782
                                                      ----------
                                                          75,402
                                                      ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
CenturyTel, Inc. .......................     1,207        52,698
Citizens Communications Co. ............     3,563        51,200
                                                      ----------
                                                         103,898
                                                      ----------
ELECTRIC UTILITIES -- 4.1%
DPL, Inc. ..............................     1,255        34,864
Great Plains Energy, Inc. ..............       883        28,079
Hawaiian Electric Industries, Inc. .....       893        24,245
Northeast Utilities.....................     1,705        48,013
Pepco Holdings, Inc. ...................     2,093        54,439
Pinnacle West Capital Corp. ............     1,101        55,810
Reliant Energy, Inc. (a)................     3,426        48,684
Sierra Pacific Resources (a)............     2,453        41,284
Westar Energy, Inc. ....................       964        25,025
                                                      ----------
                                                         360,443
                                                      ----------
ELECTRICAL EQUIPMENT -- 1.4%
American Power Conversion Corp. ........     2,007        61,394
Hubbell, Inc. (Class B).................       624        28,211
Thomas & Betts Corp. (a)................       665        31,441
                                                      ----------
                                                         121,046
                                                      ----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES      VALUE
--------------------                        ------      -----
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Anixter International, Inc. (a).........       377    $   20,471
Arrow Electronics, Inc. (a).............     1,346        42,466
Avnet, Inc. (a).........................     1,625        41,486
AVX Corp. ..............................       564         8,342
Ingram Micro, Inc. (Class A) (a)........     1,581        32,268
Solectron Corp. (a).....................    10,028        32,290
Tektronix, Inc. ........................       929        27,099
Vishay Intertechnology, Inc. (a)........     1,873        25,361
                                                      ----------
                                                         229,783
                                                      ----------
ENERGY EQUIPMENT & SERVICES -- 1.0%
SEACOR Holdings, Inc. (a)...............       237        23,496
Tidewater, Inc. ........................       639        30,902
Veritas DGC, Inc. (a)...................       373        31,940
                                                      ----------
                                                          86,338
                                                      ----------
FOOD PRODUCTS -- 2.2%
Corn Products International, Inc. ......       822        28,392
Del Monte Foods Co. ....................     2,213        24,409
Hormel Foods Corp. .....................       825        30,806
McCormick & Co., Inc. ..................     1,307        50,398
Smithfield Foods, Inc. (a)..............     1,229        31,536
The J.M. Smucker Co. ...................       635        30,778
                                                      ----------
                                                         196,319
                                                      ----------
GAS UTILITIES -- 1.9%
AGL Resources, Inc. ....................       866        33,696
Atmos Energy Corp. .....................       900        28,719
National Fuel Gas Co. ..................       877        33,800
Southern Union Co. .....................     1,248        34,882
UGI Corp. ..............................     1,166        31,808
                                                      ----------
                                                         162,905
                                                      ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Advanced Medical Optics, Inc. (a).......       659        23,197
Hillenbrand Industries, Inc. ...........       647        36,833
The Cooper Cos., Inc. ..................       494        21,983
                                                      ----------
                                                          82,013
                                                      ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Tenet Healthcare Corp. (a)..............     5,201        36,251
                                                      ----------
HOTELS RESTAURANTS & LEISURE -- 0.3%
OSI Restaurant Partners, Inc. ..........       780        30,576
                                                      ----------
HOUSEHOLD DURABLES -- 1.9%
KB HOME.................................       879        45,075
Leggett & Platt, Inc. ..................     1,988        47,513
Snap-on, Inc. ..........................       584        27,822
The Stanley Works.......................       902        45,362
                                                      ----------
                                                         165,772
                                                      ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Dynegy, Inc. (Class A) (a)..............     4,413        31,950
                                                      ----------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. ....................       340        26,690
Teleflex, Inc. .........................       391        25,243
                                                      ----------
                                                          51,933
                                                      ----------

SECURITY DESCRIPTION                        SHARES      VALUE
--------------------                        ------      -----
INSURANCE -- 6.5%
Alleghany Corp. (a).....................        57    $   20,725
Allied World Assurance Holdings,
  Ltd. .................................       115         5,017
American Financial Group, Inc. .........       771        27,687
American National Insurance Co. ........       175        19,969
Arthur J. Gallagher & Co. ..............     1,093        32,298
Aspen Insurance Holdings, Ltd. .........       625        16,475
Conseco, Inc. (a).......................     1,697        33,906
Endurance Specialty Holdings, Ltd. .....       657        24,033
Erie Indemnity Co. (Class A)............       573        33,223
Fidelity National Title Group, Inc. ....     2,439        58,243
Hanover Insurance Group, Inc. ..........       566        27,621
Mercury General Corp. ..................       292        15,397
Odyssey Re Holdings Corp. ..............       253         9,437
Old Republic International Corp. .......     2,381        55,430
OneBeacon Insurance Group, Ltd. (a).....       270         7,560
PartnerRe, Ltd. ........................       630        44,749
Reinsurance Group America, Inc. ........       321        17,880
RenaissanceRe Holdings, Ltd. ...........       696        41,760
StanCorp Financial Group, Inc. .........       594        26,760
Transatlantic Holdings, Inc. ...........       292        18,133
Unitrin, Inc. ..........................       486        24,353
Wesco Financial Corp. ..................        16         7,360
                                                      ----------
                                                         568,016
                                                      ----------
IT SERVICES -- 0.9%
Convergys Corp. (a).....................     1,530        36,383
Sabre Holdings Corp. (Class A)..........     1,457        46,464
                                                      ----------
                                                          82,847
                                                      ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Brunswick Corp. ........................     1,030        32,857
Hasbro, Inc. ...........................     1,584        43,164
                                                      ----------
                                                          76,021
                                                      ----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
PerkinElmer, Inc. ......................     1,395        31,011
                                                      ----------
MACHINERY -- 4.8%
AGCO Corp. (a)..........................     1,002        31,002
Crane Co. ..............................       586        21,471
Flowserve Corp. (a).....................       624        31,493
Harsco Corp. ...........................       461        35,082
IDEX Corp. .............................       588        27,877
Kennametal, Inc. .......................       429        25,247
Lincoln Electric Holdings, Inc. ........       442        26,706
Pall Corp. .............................     1,357        46,884
Pentair, Inc. ..........................     1,108        34,791
SPX Corp. ..............................       642        39,265
The Manitowoc Co., Inc. ................       684        40,650
The Timken Co. .........................       939        27,400
Trinity Industries, Inc. ...............       886        31,187
                                                      ----------
                                                         419,055
                                                      ----------
MEDIA -- 1.9%
McClatchy Co. (Class A).................       610        26,413
Meredith Corp. .........................       428        24,118
Regal Entertainment Group...............       748        15,947
The Interpublic Group of Cos., Inc.
  (a)...................................     4,895        59,915
The New York Times Co. (Class A)........     1,613        39,293
                                                      ----------
                                                         165,686
                                                      ----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES      VALUE
--------------------                        ------      -----
METALS & MINING -- 1.4%
Carpenter Technology Corp. .............       282    $   28,910
Commercial Metals Co. ..................     1,336        34,469
Reliance Steel & Aluminum Co. ..........       687        27,054
Steel Dynamics, Inc. ...................     1,020        33,099
                                                      ----------
                                                         123,532
                                                      ----------
MULTI-UTILITIES -- 6.2%
Alliant Energy Corp. ...................     1,289        48,686
CenterPoint Energy, Inc. ...............     3,052        50,602
CMS Energy Corp. (a)....................     2,454        40,982
Energy East Corp. ......................     1,636        40,573
MDU Resources Group, Inc. ..............     1,847        47,357
NSTAR...................................     1,185        40,717
OGE Energy Corp. .......................       999        39,960
Puget Energy, Inc. .....................     1,276        32,359
SCANA Corp. ............................     1,170        47,525
TECO Energy, Inc. ......................     2,314        39,870
Vectren Corp. ..........................       844        23,868
Wisconsin Energy Corp. .................     1,299        61,651
WPS Resources Corp. ....................       478        25,826
                                                      ----------
                                                         539,976
                                                      ----------
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a)......................     1,209        27,710
Dillards, Inc. (Class A)................       717        25,074
                                                      ----------
                                                          52,784
                                                      ----------
OIL, GAS & CONSUMABLE FUELS -- 4.2%
Boardwalk Pipeline Partners LP..........       233         7,181
Enbridge Energy Partners LP.............       555        27,412
Energy Transfer Partners LP.............       843        45,606
Forest Oil Corp. (a)....................       603        19,706
Magellan Midstream Partners LP..........       737        28,448
Massey Energy Co. ......................       840        19,513
ONEOK Partners LP.......................       515        32,620
Overseas Shipholding Group, Inc. .......       331        18,635
Plains All American Pipeline LP.........       882        45,159
Teekay Shipping Corp. ..................       481        20,981
TEPPCO Partners LP......................       841        33,901
Tesoro Corp. ...........................       747        49,130
Valero LP...............................       406        22,643
                                                      ----------
                                                         370,935
                                                      ----------
PAPER & FOREST PRODUCTS -- 1.0%
Louisiana-Pacific Corp. ................     1,175        25,298
MeadWestvaco Corp. .....................     2,005        60,270
                                                      ----------
                                                          85,568
                                                      ----------
PHARMACEUTICALS -- 0.5%
King Pharmaceuticals, Inc. (a)..........     2,684        42,729
                                                      ----------

SECURITY DESCRIPTION                        SHARES      VALUE
--------------------                        ------      -----
REAL ESTATE INVESTMENT TRUSTS -- 16.0%
Alexandria Real Estate Equities,
  Inc. .................................       323    $   32,429
AMB Property Corp. .....................       985        57,731
Annaly Mortgage Management, Inc. .......     2,194        30,519
Apartment Investment & Management Co.
  (Class A).............................     1,078        60,390
Brandywine Realty Trust.................     1,005        33,416
BRE Properties, Inc. (Class A)..........       560        36,411
Camden Property Trust...................       626        46,230
CBL & Associates Properties, Inc. ......       712        30,865
Colonial Properties Trust...............       510        23,909
Crescent Real Estate Equities Co. ......     1,065        21,034
Douglas Emmett, Inc. ...................       725        19,278
Duke Realty Corp. ......................     1,497        61,227
Federal Realty Investment Trust.........       613        52,105
Health Care Property Investors, Inc. ...     2,154        79,310
Health Care REIT, Inc. .................       797        34,287
Hospitality Properties Trust............       892        42,397
HRPT Properties Trust...................     2,330        28,776
iStar Financial, Inc. ..................     1,402        67,044
Kilroy Realty Corp. ....................       360        28,080
Liberty Property Trust..................     1,000        49,140
Macerich Co. ...........................       794        68,737
Mack-Cali Realty Corp. .................       692        35,292
Nationwide Health Properties, Inc. .....       938        28,346
New Century Financial Corp. ............       565        17,848
New Plan Excel Realty Trust.............     1,157        31,794
Post Properties, Inc. ..................       480        21,936
Rayonier, Inc. .........................       849        34,851
Realty Income Corp. ....................     1,109        30,719
Reckson Associates Realty Corp. ........       917        41,815
Regency Centers Corp. ..................       754        58,940
Taubman Centers, Inc. ..................       586        29,804
Thornburg Mortgage, Inc. ...............     1,258        31,614
United Dominion Realty Trust Inc. ......     1,491        47,399
Ventas, Inc. ...........................     1,153        48,795
Weingarten Realty Investors.............       882        40,669
                                                      ----------
                                                       1,403,137
                                                      ----------
ROAD & RAIL -- 1.3%
Con-way, Inc. ..........................       533        23,473
Laidlaw International, Inc. ............       914        27,813
Ryder Systems, Inc. ....................       674        34,415
YRC Worldwide, Inc. (a).................       643        24,260
                                                      ----------
                                                         109,961
                                                      ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
Cypress Semiconductor Corp. (a).........     1,590        26,823
Fairchild Semiconductor International,
  Inc. (a)..............................     1,350        22,694
Integrated Device Technology, Inc.
  (a)...................................     2,226        34,458
LSI Logic Corp. (a).....................     4,438        39,942
Teradyne, Inc. (a)......................     2,108        31,536
                                                      ----------
                                                         155,453
                                                      ----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES      VALUE
--------------------                        ------      -----
SOFTWARE -- 1.7%
Cadence Design Systems, Inc. (a)........     3,081    $   55,181
Compuware Corp. (a).....................     3,912        32,587
Novell, Inc. (a)........................     3,765        23,343
Synopsys, Inc. (a)......................     1,559        41,672
                                                      ----------
                                                         152,783
                                                      ----------
SPECIALTY RETAIL -- 1.4%
Barnes & Noble, Inc. ...................       590        23,429
Circuit City Stores, Inc. ..............     1,933        36,688
OfficeMax, Inc. ........................       827        41,061
RadioShack Corp. .......................     1,491        25,019
                                                      ----------
                                                         126,197
                                                      ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Jones Apparel Group, Inc. ..............     1,224        40,918
Phillips-Van Heusen Corp. ..............       613        30,754
                                                      ----------
                                                          71,672
                                                      ----------

SECURITY DESCRIPTION                        SHARES      VALUE
--------------------                        ------      -----
THRIFTS & MORTGAGE FINANCE -- 3.4%
Astoria Financial Corp. ................     1,001    $   30,190
Capitol Federal Financial...............       238         9,144
IndyMac Bancorp, Inc. ..................       779        35,180
MGIC Investment Corp. ..................       922        57,662
New York Community Bancorp, Inc. .......     2,972        47,849
PMI Group, Inc. ........................       882        41,604
Radian Group, Inc. .....................       895        48,249
Webster Financial Corp. ................       623        30,353
                                                      ----------
                                                         300,231
                                                      ----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. .....................     1,465        33,373
                                                      ----------
TOTAL COMMON STOCKS -- (Cost
  $8,064,254)...........................               8,728,163
                                                      ----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
  Class Prime Fund
  (Cost $17,310)........................    17,310        17,310
                                                      ----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $8,081,564).....................               8,745,473
OTHER ASSETS AND
  LIABILITIES -- 0.2%...................                  13,907
                                                      ----------
NET ASSETS -- 100.0%....................              $8,759,380
                                                      ==========

(a) Non-income producing security

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.1%
AAR Corp. (a)..........................       282   $     8,232
Argon ST, Inc. (a).....................       112         2,412
Armor Holdings, Inc. (a)...............       262        14,371
BE Aerospace, Inc. (a).................       614        15,768
Ceradyne, Inc. (a).....................       197        11,130
Cubic Corp. ...........................       136         2,951
Curtiss-Wright Corp. ..................       354        13,126
DRS Technologies, Inc. ................       315        16,594
DynCorp International, Inc. (a)........       207         3,285
EDO Corp. .............................       125         2,968
Esterline Technologies Corp. (a).......       202         8,126
GenCorp, Inc. (a)......................       342         4,795
Heico Corp. ...........................       169         5,506
Hexcel Corp. (a).......................       732        12,744
Innovative Solutions & Support, Inc.
  (a)..................................       110         1,873
Ionatron, Inc. (a).....................       240           984
K&F Industries Holdings, Inc. (a)......       145         3,293
Moog, Inc. (a).........................       312        11,915
MTC Technologies, Inc. (a).............        80         1,884
Orbital Sciences Corp. (a).............       488         8,999
Taser International, Inc. (a)..........       492         3,744
Teledyne Technologies, Inc. (a)........       260        10,434
Triumph Group, Inc. ...................       125         6,554
United Industrial Corp. ...............        74         3,756
                                                    -----------
                                                        175,444
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. (a)......................       471         3,264
Atlas Air Worldwide Holdings, Inc.
  (a)..................................       118         5,251
EGL, Inc. (a)..........................       256         7,624
Forward Air Corp. .....................       245         7,088
HUB Group, Inc. (Class A) (a)..........       324         8,926
Pacer International, Inc. .............       293         8,722
UTI Worldwide, Inc. ...................       642        19,196
                                                    -----------
                                                         60,071
                                                    -----------
AIRLINES -- 0.8%
AirTran Holdings, Inc. (a).............       739         8,676
Alaska Air Group, Inc. (a).............       320        12,640
Allegiant Travel Co. (a)...............        24           673
Continental Airlines, Inc. (Class B)
  (a)..................................       707        29,164
ExpressJet Holdings, Inc. (a)..........       398         3,224
Frontier Airlines Holdings, Inc. (a)...       287         2,124
JetBlue Airways Corp. (a)..............     1,291        18,332
Republic Airways Holdings, Inc. (a)....       276         4,631
SkyWest, Inc. .........................       508        12,959
US Airways Group, Inc. (a).............       513        27,625
                                                    -----------
                                                        120,048
                                                    -----------
AUTO COMPONENTS -- 0.9%
American Axle & Manufacturing Holdings,
  Inc. ................................       369         7,007
ArvinMeritor, Inc. ....................       528         9,625
Bandag, Inc. ..........................        94         4,740
Cooper Tire & Rubber Co. ..............       485         6,936
Drew Industries, Inc. (a)..............       153         3,980
Gentex Corp. ..........................     1,146        17,832
Lear Corp. ............................       533        15,740

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
LKQ Corp. (a)..........................       394   $     9,058
Modine Manufacturing Co. ..............       247         6,182
Sauer-Danfoss, Inc. ...................        85         2,741
Superior Industries International,
  Inc. ................................       179         3,449
Tenneco Automotive, Inc. (a)...........       361         8,924
The Goodyear Tire & Rubber Co. (a).....     1,243        26,091
TRW Automotive Holdings Corp. (a)......       307         7,942
Visteon Corp. (a)......................     1,055         8,946
                                                    -----------
                                                        139,193
                                                    -----------
AUTOMOBILES -- 0.2%
Fleetwood Enterprises, Inc. (a)........       504         3,986
Monaco Coach Corp. ....................       223         3,158
Thor Industries, Inc. .................       302        13,285
Winnebago Industries, Inc. ............       232         7,635
                                                    -----------
                                                         28,064
                                                    -----------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (a)..............        78         2,806
Coca-Cola Hellenic Bottling Co. SA.....        30         2,053
Hansen Natural Corp. (a)...............       569        19,164
Jamba, Inc. (a)........................       100         1,007
PepsiAmericas, Inc. ...................       510        10,700
                                                    -----------
                                                         35,730
                                                    -----------
BIOTECHNOLOGY -- 2.0%
Alexion Pharmaceuticals, Inc. (a)......       264        10,663
Alkermes, Inc. (a).....................       801        10,709
Altus Pharmaceuticals, Inc. (a)........       104         1,960
Applera Corp. -- Celera Genomics Group
  (a)..................................       619         8,660
Arena Pharmaceuticals, Inc. (a)........       466         6,016
Ariad Pharmaceuticals, Inc. (a)........       467         2,400
BioMarin Pharmaceuticals, Inc. (a).....       709        11,621
Cell Genesys, Inc. (a).................       341         1,156
Cepheid, Inc. (a)......................       431         3,663
Coley Pharmaceutical Group, Inc. (a)...       142         1,376
Cubist Pharmaceuticals, Inc. (a).......       427         7,733
CV Therapeutics, Inc. (a)..............       432         6,031
Dendreon Corp. (a).....................       563         2,348
Digene Corp. (a).......................       160         7,667
Encysive Pharmaceuticals, Inc. (a).....       451         1,899
Enzon Pharmaceuticals, Inc. (a)........       350         2,979
Geron Corp. (a)........................       501         4,399
Human Genome Sciences, Inc. (a)........     1,050        13,062
ICOS Corp. (a).........................       471        15,915
Idenix Pharmaceuticals, Inc. (a).......       160         1,390
ImClone Systems, Inc. (a)..............       475        12,711
Incyte, Inc. (a).......................       603         3,522
InterMune, Inc. (a)....................       206         6,334
Isis Pharmaceuticals, Inc. (a).........       577         6,416
Keryx Biopharmaceuticals, Inc. (a).....       314         4,176
Lexicon Genetics, Inc. (a).............       360         1,300
Ligand Pharmaceuticals, Inc. (Class B)
  (a)..................................       463         5,070
MannKind Corp. (a).....................       283         4,667
Martek Biosciences Corp. (a)...........       246         5,742
Maxygen, Inc. (a)......................       198         2,132
Medarex, Inc. (a)......................       973        14,391
Momenta Pharmaceuticals, Inc. (a)......       268         4,216

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Myriad Genetics, Inc. (a)..............       319   $     9,985
Nabi Biopharmaceuticals (a)............       465         3,153
Neurocrine Biosciences, Inc. (a).......       294         3,063
Northfield Laboratories, Inc. (a)......       200           814
Nuvelo, Inc. (a).......................       390         1,560
Onyx Pharmaceuticals, Inc. (a).........       337         3,565
OSI Pharmaceuticals, Inc. (a)..........       451        15,776
PDL BioPharma, Inc. (a)................       906        18,247
Pharmion Corp. (a).....................       215         5,534
Progenics Pharmaceuticals, Inc. (a)....       179         4,607
Regeneron Pharmaceuticals, Inc. (a)....       566        11,360
Renovis, Inc. (a)......................       254           803
Tanox, Inc. (a)........................       195         3,880
Telik, Inc. (a)........................       415         1,838
Theravance, Inc. (a)...................       373        11,522
United Therapeutics Corp. (a)..........       178         9,678
Zymogenetics, Inc. (a).................       297         4,624
                                                    -----------
                                                        302,333
                                                    -----------
BUILDING PRODUCTS -- 0.7%
American Woodmark Corp. ...............        85         3,557
Ameron International Corp. ............        62         4,735
Apogee Enterprises, Inc. ..............       229         4,422
Armstrong World Industries, Inc. (a)...       138         5,850
Builders FirstSource, Inc. (a).........       132         2,354
ElkCorp................................       146         5,999
Goodman Global, Inc. (a)...............       258         4,438
Griffon Corp. (a)......................       212         5,406
Jacuzzi Brands, Inc. (a)...............       596         7,408
Lennox International, Inc. ............       516        15,795
NCI Building Systems, Inc. (a).........       159         8,228
Owens Corning, Inc. (a)................       667        19,943
PGT Inc. (a)...........................        70           886
Simpson Manufacturing Co., Inc. .......       295         9,337
Trex Co., Inc. (a).....................       100         2,289
Universal Forest Products, Inc. .......       154         7,179
                                                    -----------
                                                        107,826
                                                    -----------
CAPITAL MARKETS -- 1.5%
ACA Capital Holdings, Inc. (a).........        56           866
Affiliated Managers Group, Inc. (a)....       242        25,441
Calamos Asset Management, Inc. (Class
  B)...................................       185         4,964
Cohen & Steers, Inc. ..................        84         3,374
GAMCO Investors, Inc. .................        59         2,269
GFI Group, Inc. (a)....................       124         7,720
Greenhill & Co., Inc. .................        96         7,085
Investment Technology Group, Inc.
  (a)..................................       341        14,622
Investors Financial Services Corp. ....       514        21,932
Jefferies Group, Inc. .................       816        21,885
KBW, Inc. (a)..........................        55         1,616
Knight Capital Group, Inc. (a).........       827        15,854
LaBranche & Co., Inc. (a)..............       454         4,463
Lazard, Ltd. ..........................       399        18,889
optionsXpress Holdings, Inc. ..........       358         8,123
Penson Worldwide, Inc. (a).............       114         3,125
Piper Jaffray Cos., Inc. (a)...........       147         9,577
Raymond James Financial, Inc. .........       742        22,490

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Thomas Weisel Partners Group, Inc.
  (a)..................................       178   $     3,756
TradeStation Group, Inc. (a)...........       280         3,850
W.P. Carey & Co. LLC...................       222         6,675
W.P. Stewart & Co., Ltd. ..............       181         2,867
Waddell & Reed Financial, Inc. (Class
  A)...................................       672        18,386
                                                    -----------
                                                        229,829
                                                    -----------
CHEMICALS -- 2.6%
A. Schulman, Inc. .....................       205         4,561
Airgas, Inc. ..........................       529        21,435
Albemarle Corp. .......................       301        21,612
American Vanguard Corp. ...............       163         2,592
Arch Chemicals, Inc. ..................       187         6,229
Cabot Corp. ...........................       450        19,607
Celanese Corp. ........................     1,096        28,365
CF Industries Holdings, Inc. ..........       399        10,230
Chemtura Corp. ........................     1,903        18,326
Cytec Industries, Inc. ................       308        17,405
Ferro Corp. ...........................       331         6,848
FMC Corp. .............................       288        22,046
Georgia Gulf Corp. ....................       262         5,059
H.B. Fuller Co. .......................       471        12,161
Hercules, Inc. (a).....................       896        17,302
Kronos Worldwide, Inc. ................        25           814
MacDermid, Inc. .......................       205         6,991
Minerals Technologies, Inc. ...........       153         8,995
Nalco Holding Co. (a)..................       742        15,181
NewMarket Corp. .......................       120         7,086
NL Industries, Inc. ...................        60           620
Olin Corp. ............................       587         9,697
OM Group, Inc. (a).....................       237        10,731
PolyOne Corp. (a)......................       701         5,258
Rockwood Holdings, Inc. (a)............       294         7,426
RPM International, Inc. ...............       935        19,532
Sensient Technologies Corp. ...........       378         9,299
Spartech Corp. ........................       261         6,843
Symyx Technologies, Inc. (a)...........       261         5,635
Terra Industries, Inc. (a).............       737         8,829
Terra Nitrogen Co. LP..................        60         2,043
The Scotts Miracle-Gro Co. (Class A)...       361        18,646
Tronox, Inc. ..........................       327         5,229
Valhi, Inc. ...........................       101         2,624
Valspar Corp. .........................       746        20,620
W.R. Grace & Co. (a)...................       465         9,207
Westlake Chemical Corp. ...............       154         4,833
                                                    -----------
                                                        399,917
                                                    -----------
COMMERCIAL BANKS -- 5.3%
1st Source Corp. ......................       109         3,502
Alabama National Bancorp...............       137         9,416
AMCORE Financial, Inc. ................       179         5,848
Arrow Financial Corp. .................        74         1,833
Bancfirst Corp. .......................        60         3,240
BancorpSouth, Inc. ....................       589        15,797
Bank of the Ozarks, Inc. ..............       100         3,306
Banner Corp. ..........................        81         3,592
BOK Financial Corp. ...................       176         9,676
Boston Private Financial Holdings,
  Inc. ................................       299         8,435
Capital City Bank Group, Inc. .........       105         3,706

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Capitol Bancorp, Ltd. .................       111   $     5,128
Cascade Bancorp........................       168         5,213
Cathay General Bancorp.................       347        11,975
Centennial Bank Holdings, Inc. (a).....       479         4,531
Central Pacific Financial Corp. .......       240         9,302
Chemical Financial Corp. ..............       185         6,160
Chittenden Corp. ......................       368        11,294
Citizens Banking Corp. ................       354         9,381
City Holding Co. ......................       145         5,929
CoBiz, Inc. ...........................       115         2,535
Columbia Banking System, Inc. .........       127         4,460
Community Bank System, Inc. ...........       249         5,727
Community Banks, Inc. .................       199         5,524
Community Trust Bancorp, Inc. .........       101         4,195
Cullen/Frost Bankers, Inc. ............       440        24,561
CVB Financial Corp. ...................       478         6,912
East West Bancorp, Inc. ...............       454        16,081
F N B Corp. ...........................       476         8,697
First BanCorp- Puerto Rico.............       606         5,775
First Bancorp-North Carolina...........       112         2,446
First Charter Corp. ...................       259         6,371
First Citizens BancShares, Inc. (Class
  A)...................................        42         8,511
First Commonwealth Financial Corp. ....       516         6,930
First Community Bancorp, Inc. .........       218        11,395
First Financial Bancorp................       320         5,315
First Financial Bankshares, Inc. ......       146         6,112
First Financial Corp. .................        89         3,155
First Indiana Corp. ...................       105         2,663
First Merchants Corp. .................       154         4,187
First Midwest Bancorp, Inc. ...........       394        15,240
First Republic Bank....................       246         9,614
First State Bancorp....................       132         3,267
FirstMerit Corp. ......................       603        14,556
Frontier Financial Corp. ..............       351        10,260
Glacier Bancorp, Inc. .................       414        10,118
Great Southern Bancorp, Inc. ..........        81         2,390
Greater Bay Bancorp....................       403        10,611
Hancock Holding Co. ...................       214        11,308
Hanmi Financial Corp. .................       388         8,742
Harleysville National Corp. ...........       231         4,461
IBERIABANK Corp. ......................        70         4,133
Independent Bank
  Corp. -- Massachusetts...............       118         4,252
Independent Bank Corp. -- Michigan.....       182         4,603
Integra Bank Corp. ....................       140         3,853
Interchange Financial Services
  Corp. ...............................       153         3,517
International Bancshares Corp. ........       406        12,549
Irwin Financial Corp. .................       197         4,458
MB Financial, Inc. ....................       272        10,230
Mid-State Bancshares...................       176         6,405
Midwest Banc Holdings, Inc. ...........       166         3,942
Nara Bancorp, Inc. ....................       177         3,703
National Penn Bancshares, Inc. ........       354         7,168
NBT Bancorp, Inc. .....................       279         7,117
Old National Bancorp...................       486         9,195
Old Second Bancorp, Inc. ..............       102         2,989
Omega Financial Corp. .................        86         2,745
Oriental Financial Group...............       170         2,202
Pacific Capital Bancorp................       370        12,425
Park National Corp. ...................        89         8,811

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Placer Sierra Bancshares...............       158   $     3,756
PrivateBancorp, Inc. ..................       158         6,578
Prosperity Bancshares, Inc. ...........       259         8,938
Provident Bankshares Corp. ............       265         9,434
Republic Bancorp, Inc. -- Kentucky.....        88         2,208
Republic Bancorp, Inc. -- Michigan.....       840        11,306
S&T Bancorp, Inc. .....................       209         7,246
S.Y. Bancorp, Inc. ....................       105         2,940
Sandy Spring Bancorp, Inc. ............       115         4,391
Santander BanCorp......................        46           821
Seacoast Banking Corp. of Florida......       123         3,050
Signature Bank (a).....................       232         7,187
Simmons First National Corp. ..........       103         3,250
South Financial Group, Inc. ...........       588        15,635
Sterling Bancorp.......................       139         2,738
Sterling Bancshares, Inc. .............       636         8,281
Sterling Financial
  Corp. -- Pennsylvania................       202         4,781
Sterling Financial
  Corp. -- Washington..................       340        11,495
Suffolk Bancorp........................        85         3,241
Sun Bancorp, Inc. (a)..................       141         2,971
Susquehanna Bancshares, Inc. ..........       411        11,048
SVB Financial Group (a)................       273        12,727
Texas Capital Bancshares, Inc. (a).....       210         4,175
Tompkins Trustco, Inc. ................        59         2,682
Trico Bancshares.......................       115         3,129
Trustmark Corp. .......................       402        13,149
UCBH Holdings, Inc. ...................       746        13,100
UMB Financial Corp. ...................       240         8,762
Umpqua Holdings Corp. .................       464        13,656
United Bankshares, Inc. ...............       313        12,097
United Community Banks, Inc. ..........       316        10,213
USB Holding Co., Inc. .................       100         2,410
Virginia Commerce Bancorp, Inc. (a)....       148         2,942
Washington Trust Bancorp, Inc. ........       101         2,817
WesBanco, Inc. ........................       154         5,164
West Coast Bancorp.....................       124         4,295
Westamerica Bancorp....................       245        12,404
Western Alliance Bancorp (a)...........       157         5,459
Whitney Holding Corp. .................       519        16,930
Wilmington Trust Corp. ................       539        22,730
Wintrust Financial Corp. ..............       203         9,748
Yardville National Bancorp.............        80         3,018
                                                    -----------
                                                        806,582
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
ABM Industries, Inc. ..................       350         7,949
ACCO Brands Corp. (a)..................       450        11,911
ADESA, Inc. ...........................       672        18,648
Administaff, Inc. .....................       196         8,383
Advisory Board Co. (a).................       140         7,496
American Reprographics Co. (a).........       212         7,062
Banta Corp. ...........................       189         6,880
Bowne & Co., Inc. .....................       241         3,842
Brady Corp. ...........................       379        14,129
CBIZ, Inc. (a).........................       440         3,067
CDI Corp. .............................       100         2,490
Central Parking Corp. .................       140         2,520
Cenveo, Inc. (a).......................       333         7,060
Clean Harbors, Inc. (a)................       125         6,051

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Consolidated Graphics, Inc. (a)........        95   $     5,612
Copart, Inc. (a).......................       539        16,170
Corrections Corp. of America (a).......       475        21,484
CoStar Group, Inc. (a).................       148         7,927
Covanta Holding Corp. (a)..............       701        15,450
CRA International, Inc. (a)............        90         4,716
Deluxe Corp. ..........................       405        10,206
Diamond Management & Technology
  Consultants, Inc. ...................       242         3,010
Ennis, Inc. ...........................       209         5,112
ExlService Holdings, Inc. (a)..........        40           842
First Advantage Corp. (Class A) (a)....        52         1,194
FTI Consulting, Inc. (a)...............       324         9,036
Fuel Tech, Inc. (a)....................       136         3,351
G & K Services, Inc. (Class A).........       169         6,572
Global Cash Access, Inc. (a)...........       363         5,891
Healthcare Services Group, Inc. .......       186         5,387
Heidrick & Struggles International,
  Inc. (a).............................       141         5,973
Herman Miller, Inc. ...................       525        19,089
HNI Corp. .............................       317        14,078
Hudson Highland Group, Inc. (a)........       192         3,203
Huron Consulting Group, Inc. (a).......       120         5,441
IHS, Inc. (a)..........................       242         9,554
IKON Office Solutions, Inc. ...........       755        12,359
John H. Harland Co. ...................       206        10,341
Kelly Services, Inc. (Class A).........       146         4,225
Kforce, Inc. (a).......................       316         3,846
Knoll, Inc. ...........................       344         7,568
Korn/Ferry International (a)...........       346         7,944
Labor Ready, Inc. (a)..................       420         7,699
LECG Corp. (a).........................       184         3,400
McGrath Rentcorp.......................       183         5,605
Mine Safety Appliances Co. ............       216         7,916
Mobile Mini, Inc. (a)..................       289         7,786
Navigant Consulting, Inc. (a)..........       420         8,299
PHH Corp. (a)..........................       426        12,299
Pike Electric Corp. (a)................       137         2,237
Resources Connection, Inc. (a).........       369        11,749
Rollins, Inc. .........................       280         6,191
SAIC, Inc. (a).........................       746        13,271
School Specialty, Inc. (a).............       170         6,373
Spherion Corp. (a).....................       453         3,366
Steelcase, Inc. (Class A)..............       502         9,116
Stericycle, Inc. (a)...................       351        26,500
TeleTech Holdings, Inc. (a)............       287         6,854
Tetra Tech, Inc. (a)...................       448         8,104
The Brink's Co. .......................       355        22,692
United Stationers, Inc. (a)............       245        11,439
Viad Corp. ............................       164         6,658
Volt Information Sciences, Inc. (a)....        70         3,515
Waste Connections, Inc. (a)............       360        14,958
Watson Wyatt Worldwide, Inc. (Class
  A)...................................       339        15,306
                                                    -----------
                                                        554,402
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.1%
3Com Corp. (a).........................     3,120        12,823
Acme Packet, Inc. (a)..................        93         1,919
ADC Telecommunications, Inc. (a).......       934        13,571

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Adtran, Inc. ..........................       506   $    11,486
Andrew Corp. (a).......................     1,265        12,941
Arris Group, Inc. (a)..................       863        10,796
Avocent Corp. (a)......................       355        12,017
Bel Fuse, Inc. (Class B)...............        94         3,270
Black Box Corp. .......................       140         5,879
C-COR.net Corp. (a)....................       356         3,966
CIENA Corp. (a)........................       663        18,372
CommScope, Inc. (a)....................       469        14,295
Comtech Telecommunications Corp. (a)...       183         6,967
Dycom Industries, Inc. (a).............       309         6,526
Extreme Networks, Inc. (a).............       871         3,649
F5 Networks, Inc. (a)..................       320        23,747
Finisar Corp. (a)......................     1,968         6,357
Foundry Networks, Inc. (a).............     1,010        15,130
Harmonic, Inc. (a).....................       573         4,166
Hughes Communications, Inc. (a)........        52         2,431
Inter-Tel, Inc. .......................       156         3,457
InterDigital Communications Corp.
  (a)..................................       422        14,158
Ixia (a)...............................       276         2,650
Loral Space & Communications, Ltd.
  (a)..................................       103         4,194
Mastec, Inc. (a).......................       348         4,016
Netgear, Inc. (a)......................       271         7,114
Optium Corp. (a).......................        42         1,047
Packeteer, Inc. (a)....................       257         3,495
Plantronics, Inc. .....................       374         7,929
Polycom, Inc. (a)......................       708        21,884
Powerwave Technologies, Inc. (a).......       891         5,747
Redback Networks, Inc. (a).............       470        11,722
Riverbed Technology, Inc. (a)..........        71         2,180
SafeNet, Inc. (a)......................       212         5,075
Sonus Networks, Inc. (a)...............     1,997        13,160
Sycamore Networks, Inc. (a)............     1,492         5,610
Symmetricom, Inc. (a)..................       347         3,095
Tekelec (a)............................       537         7,964
Utstarcom, Inc. (a)....................       857         7,499
Viasat, Inc. (a).......................       202         6,022
                                                    -----------
                                                        328,326
                                                    -----------
COMPUTERS & PERIPHERALS -- 0.9%
Adaptec, Inc. (a)......................       871         4,059
Avid Technology, Inc. (a)..............       336        12,519
Brocade Communications Systems, Inc.
  (a)..................................     2,148        17,635
Electronics for Imaging, Inc. (a)......       459        12,200
Emulex Corp. (a).......................       687        13,403
Gateway, Inc. (a)......................     2,074         4,169
Hutchinson Technology, Inc. (a)........       214         5,044
Hypercom Corp. (a).....................       389         2,470
Imation Corp. .........................       283        13,140
Intermec, Inc. (a).....................       386         9,368
Komag, Inc. (a)........................       249         9,432
McDATA Corp. (Class A) (a).............     1,251         6,943
Novatel Wireless, Inc. (a).............       235         2,272
Palm, Inc. (a).........................       751        10,582
Presstek, Inc. (a).....................       216         1,374
Quantum Corp. (a)......................     1,590         3,689
Rackable Systems, Inc. (a).............       214         6,628

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Stratasys, Inc. (a)....................        89   $     2,796
Synaptics, Inc. (a)....................       200         5,938
                                                    -----------
                                                        143,661
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.9%
EMCOR Group, Inc. (a)..................       250        14,213
Foster Wheeler, Ltd. (a)...............       540        29,776
Granite Construction, Inc. ............       274        13,788
Infrasource Services, Inc. (a).........       324         7,053
Insituform Technologies, Inc. (a)......       214         5,534
Perini Corp. (a).......................       152         4,679
Quanta Services, Inc. (a)..............       820        16,129
The Shaw Group, Inc. (a)...............       598        20,033
URS Corp. (a)..........................       412        17,654
Washington Group International, Inc.
  (a)..................................       232        13,871
                                                    -----------
                                                        142,730
                                                    -----------
CONSTRUCTION MATERIALS -- 0.4%
Eagle Materials, Inc. .................       390        16,860
Florida Rock Industries, Inc. .........       404        17,392
Headwaters, Inc. (a)...................       326         7,811
Texas Industries, Inc. ................       194        12,460
                                                    -----------
                                                         54,523
                                                    -----------
CONSUMER FINANCE -- 0.5%
Advance America Cash Advance Centers,
  Inc. ................................       481         7,047
Advanta Corp. (Class B)................       177         7,723
Cash America International, Inc. ......       237        11,115
CompuCredit Corp. (a)..................       257        10,231
Credit Acceptance Corp. (a)............        17           567
First Cash Financial Services, Inc.
  (a)..................................       239         6,183
First Marblehead Corp. ................       484        26,451
Nelnet, Inc. (a).......................       168         4,596
World Acceptance Corp. (a).............       130         6,103
                                                    -----------
                                                         80,016
                                                    -----------
CONTAINERS & PACKAGING -- 0.6%
Aptargroup, Inc. ......................       255        15,055
Chesapeake Corp. ......................       151         2,570
Graphic Packaging Corp. (a)............       810         3,507
Greif, Inc. (Class A)..................       120        14,208
Myers Industries, Inc. ................       197         3,085
Owens-Illinois, Inc. (a)...............     1,128        20,812
Packaging Corp. of America.............       648        14,321
Rock-Tenn Co. .........................       246         6,669
Silgan Holdings, Inc. .................       180         7,906
                                                    -----------
                                                         88,133
                                                    -----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)...........       146         2,057
Building Material Holding Corp. .......       237         5,851
Keystone Automotive Industries, Inc.
  (a)..................................       125         4,249
                                                    -----------
                                                         12,157
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Bright Horizons Family Solutions, Inc.
  (a)..................................       215         8,312
Career Education Corp. (a).............       750        18,585
Coinmach Service Corp. ................       212         2,523
Coinstar, Inc. (a).....................       223         6,817
Corinthian Colleges, Inc. (a)..........       683         9,309

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
DeVry, Inc. ...........................       494   $    13,832
Educate, Inc. (a)......................       160         1,139
ITT Educational Services, Inc. (a).....       331        21,968
Jackson Hewitt Tax Service, Inc. ......       246         8,357
Laureate Education, Inc. (a)...........       374        18,188
Lincoln Educational Services Corp.
  (a)..................................        38           513
Matthews International Corp. (Class
  A)...................................       261        10,270
Pre-Paid Legal Services, Inc. .........       107         4,187
Regis Corp. ...........................       361        14,274
Service Corp. International............     2,338        23,964
Sotheby's Holdings, Inc. ..............       503        15,603
Steiner Leisure, Ltd. (a)..............       133         6,052
Stewart Enterprises, Inc. (Class A)....       768         4,800
Strayer Education, Inc. ...............       113        11,984
Universal Technical Institute, Inc.
  (a)..................................       188         4,175
                                                    -----------
                                                        204,852
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Asset Acceptance Capital Corp. (a).....       122         2,052
Encore Capital Group, Inc. (a).........       119         1,499
Financial Federal Corp. ...............       206         6,059
IntercontinentalExchange, Inc. (a).....       430        46,397
International Securities Exchange,
  Inc. ................................       283        13,242
Nasdaq Stock Market, Inc. (a)..........       770        23,708
Portfolio Recovery Associates, Inc.
  (a)..................................       125         5,836
Resource America, Inc. ................       119         3,142
                                                    -----------
                                                        101,935
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Broadwing Corp. (a)....................       515         8,044
Cbeyond, Inc. (a)......................       131         4,007
Cincinnati Bell, Inc. (a)..............     1,984         9,067
Commonwealth Telephone Enterprises,
  Inc. ................................       158         6,614
Consolidated Communications Holdings,
  Inc. ................................       145         3,030
Covad Communications Group, Inc. (a)...     2,413         3,330
Fairpoint Communications, Inc. ........       220         4,169
General Communication, Inc. (Class A)
  (a)..................................       389         6,119
Global Crossing, Ltd. (a)..............       151         3,707
Globalstar, Inc. (a)...................        61           849
IDT Corp. (Class B) (a)................       508         6,645
Iowa Telecommunications Services,
  Inc. ................................       225         4,435
NeuStar, Inc. (Class A) (a)............       584        18,945
North Pittsburgh Systems, Inc. ........       110         2,655
NTELOS Holdings Corp. (a)..............       118         2,110
Premiere Global Services, Inc. (a).....       508         4,796
SureWest Communications................       105         2,892
Time Warner Telecom, Inc. (Class A)
  (a)..................................       954        19,013
Vonage Holdings Corp. (a)..............       326         2,262
                                                    -----------
                                                        112,689
                                                    -----------
ELECTRIC UTILITIES -- 1.3%
ALLETE, Inc. ..........................       199         9,261
Cleco Corp. ...........................       445        11,227
Duquesne Light Holdings, Inc. .........       766        15,205
El Paso Electric Co. (a)...............       382         9,309
Empire District Electric Co. ..........       232         5,728

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Great Plains Energy, Inc. .............       628   $    19,970
Hawaiian Electric Industries, Inc. ....       637        17,295
IDACORP, Inc. .........................       340        13,141
ITC Holdings Corp. ....................       213         8,499
MGE Energy, Inc. ......................       166         6,072
Otter Tail Corp. ......................       201         6,263
Portland General Electric Co. .........       214         5,832
Sierra Pacific Resources (a)...........     1,751        29,469
UIL Holdings Corp. ....................       182         7,679
Unisource Energy Corp. ................       277        10,119
Westar Energy, Inc. ...................       688        17,861
                                                    -----------
                                                        192,930
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.2%
A.O. Smith Corp. ......................       168         6,310
Acuity Brands, Inc. ...................       342        17,798
American Superconductor Corp. (a)......       260         2,551
Baldor Electric Co. ...................       228         7,620
Belden CDT, Inc. ......................       355        13,877
Encore Wire Corp. (a)..................       135         2,971
Energy Conversion Devices, Inc. (a)....       311        10,568
EnerSys (a)............................       248         3,968
Evergreen Solar, Inc. (a)..............       555         4,201
First Solar, Inc. (a)..................       158         4,708
Franklin Electric Co., Inc. ...........       135         6,938
FuelCell Energy, Inc. (a)..............       353         2,280
General Cable Corp. (a)................       406        17,746
Genlyte Group, Inc. (a)................       200        15,622
GrafTech International, Ltd. (a).......       783         5,418
II-VI, Inc. (a)........................       201         5,616
Medis Technologies, Ltd. (a)...........       157         2,737
Plug Power, Inc. (a)...................       513         1,996
Power-One, Inc. (a)....................       589         4,288
Regal-Beloit Corp. ....................       244        12,812
Superior Essex, Inc. (a)...............       168         5,586
Thomas & Betts Corp. (a)...............       479        22,647
Vicor Corp. ...........................       152         1,689
Woodward Governor Co. .................       238         9,451
                                                    -----------
                                                        189,398
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
Aeroflex, Inc. (a).....................       609         7,137
Agilysys, Inc. ........................       251         4,202
Anixter International, Inc. (a)........       269        14,607
Avnet, Inc. (a)........................     1,158        29,564
AVX Corp. .............................       414         6,123
Benchmark Electronics, Inc. (a)........       513        12,497
Brightpoint, Inc. (a)..................       399         5,367
Checkpoint Systems, Inc. (a)...........       319         6,444
Cogent, Inc. (a).......................       304         3,347
Cognex Corp. ..........................       328         7,813
Coherent, Inc. (a).....................       240         7,577
CTS Corp. .............................       303         4,757
Daktronics, Inc. ......................       293        10,797
Dolby Laboratories, Inc. (a)...........       256         7,941
Echelon Corp. (a)......................       274         2,192
Electro Scientific Industries, Inc.
  (a)..................................       229         4,612
FLIR Systems, Inc. (a).................       548        17,443
Global Imaging Systems, Inc. (a).......       420         9,219
Insight Enterprises, Inc. (a)..........       379         7,152

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Itron, Inc. (a)........................       200   $    10,368
KEMET Corp. (a)........................       698         5,095
L-1 Identity Solutions, Inc. (a).......       525         7,943
Littelfuse, Inc. (a)...................       180         5,738
Measurement Specialties, Inc. (a)......        92         1,991
Mercury Computer System, Inc. (a)......       172         2,298
Methode Electronics, Inc. (Class A)....       277         3,000
Mettler Toledo International, Inc.
  (a)..................................       313        24,680
MTS Systems Corp. .....................       144         5,561
Multi-Fineline Electronix, Inc. (a)....        81         1,644
National Instruments Corp. ............       426        11,604
Newport Corp. (a)......................       306         6,411
Park Electrochemical Corp. ............       145         3,719
Paxar Corp. (a)........................       308         7,102
Plexus Corp. (a).......................       371         8,859
Rofin-Sinar Technologies, Inc. (a).....       122         7,376
Rogers Corp. (a).......................       139         8,222
Sanmina-SCI Corp. (a)..................     4,212        14,531
Scansource, Inc. (a)...................       200         6,080
Smart Modular Technologies (WWH), Inc.
  (a)..................................       184         2,477
Sunpower Corp. (a).....................       115         4,275
SYNNEX Corp. (a).......................       112         2,457
Tech Data Corp. (a)....................       436        16,511
Technitrol, Inc. ......................       329         7,860
Tektronix, Inc. .......................       663        19,340
Trimble Navigation, Ltd. (a)...........       433        21,966
TTM Technologies, Inc. (a).............       292         3,308
Vishay Intertechnology, Inc. (a).......     1,335        18,076
                                                    -----------
                                                        407,283
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.5%
Atwood Oceanics, Inc. (a)..............       210        10,284
Basic Energy Services, Inc. (a)........       126         3,106
Bristow Group, Inc. (a)................       175         6,316
CARBO Ceramics, Inc. ..................       155         5,792
Complete Production Services, Inc.
  (a)..................................       338         7,166
Dresser-Rand Group, Inc. (a)...........       524        12,822
Dril-Quip, Inc. (a)....................       186         7,284
Global Industries, Inc. (a)............       675         8,802
Grey Wolf, Inc. (a)....................     1,542        10,578
Gulfmark Offshore, Inc. (a)............       146         5,462
Hanover Compressor Co. (a).............       686        12,959
Helmerich & Payne, Inc. ...............       757        18,524
Hercules Offshore, Inc. (a)............       240         6,936
Horizon Offshore, Inc. (a).............       210         3,423
Hornbeck Offshore Services, Inc. (a)...       182         6,497
Hydril (a).............................       150        11,278
Input/Output, Inc. (a).................       578         7,878
Lone Star Technologies, Inc. (a).......       242        11,715
Lufkin Industries, Inc. ...............       115         6,679
NATCO Group, Inc. (a)..................       115         3,666
Newpark Resources, Inc. (a)............       729         5,256
Oceaneering International, Inc. (a)....       424        16,833
Oil States International, Inc. (a).....       366        11,796
Parker Drilling Co. (a)................       880         7,190
Pioneer Drilling Co. (a)...............       392         5,206
RPC, Inc. .............................       315         5,317
SEACOR Holdings, Inc. (a)..............       171        16,953

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Superior Energy Services, Inc. (a).....       631   $    20,621
Superior Well Services, Inc. (a).......        88         2,249
Tetra Technologies, Inc. (a)...........       564        14,427
Tidewater, Inc. .......................       450        21,762
Todco (Class A) (a)....................       458        15,650
Unit Corp. (a).........................       366        17,733
Universal Compression Holdings, Inc.
  (a)..................................       238        14,782
Veritas DGC, Inc. (a)..................       266        22,778
W-H Energy Services, Inc. (a)..........       237        11,539
                                                    -----------
                                                        377,259
                                                    -----------
FOOD & STAPLES RETAILING -- 0.8%
BJ'S Wholesale Club, Inc. (a)..........       521        16,208
Casey's General Stores, Inc. ..........       403         9,491
Central European Distribution Corp.
  (a)..................................       224         6,653
Great Atlantic & Pacific Tea Co. ......       142         3,655
Ingles Markets, Inc. ..................       101         3,009
Longs Drug Stores Corp. ...............       240        10,171
Nash Finch Co. ........................        96         2,621
Pantry, Inc. (a).......................       185         8,665
Performance Food Group Co. (a).........       254         7,021
Rite Aid Corp. (a).....................     4,158        22,619
Ruddick Corp. .........................       276         7,659
Smart & Final, Inc. (a)................       100         1,890
The Andersons, Inc. ...................       140         5,935
The Topps Co., Inc. ...................       270         2,403
United Natural Foods, Inc. (a).........       306        10,991
Weis Markets, Inc. ....................        79         3,169
                                                    -----------
                                                        122,160
                                                    -----------
FOOD PRODUCTS -- 1.2%
Alico, Inc. ...........................        30         1,519
Chiquita Brands International, Inc. ...       342         5,462
Corn Products International, Inc. .....       587        20,275
Del Monte Foods Co. ...................     1,577        17,394
Delta and Pine Land Co. ...............       294        11,892
Farmer Brothers Co. ...................        50         1,068
Flowers Foods, Inc. ...................       453        12,226
Fresh Del Monte Produce, Inc. .........       224         3,340
Gold Kist, Inc. (a)....................       604        12,696
Hain Celestial Group, Inc. (a).........       313         9,769
J&J Snack Foods Corp. .................       110         4,554
Lancaster Colony Corp. ................       201         8,906
Lance, Inc. ...........................       231         4,639
Peet's Coffee & Tea, Inc. (a)..........       110         2,886
Pilgrim's Pride Corp. .................       330         9,712
Premium Standard Farms, Inc. ..........       157         2,916
Ralcorp Holdings, Inc. (a).............       215        10,941
Reddy Ice Holdings, Inc. ..............       132         3,408
Sanderson Farms, Inc. .................       142         4,301
Seaboard Corp. ........................         2         3,530
The J.M. Smucker Co. ..................       452        21,908
Tootsie Roll Industries, Inc. .........       196         6,409
TreeHouse Foods, Inc. (a)..............       253         7,894
                                                    -----------
                                                        187,645
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
GAS UTILITIES -- 1.7%
AGL Resources, Inc. ...................       618   $    24,046
Amerigas Partners LP...................       259         8,425
Atmos Energy Corp. ....................       643        20,518
Energen Corp. .........................       519        24,362
Laclede Group, Inc. ...................       159         5,570
National Fuel Gas Co. .................       628        24,203
New Jersey Resources Corp. ............       220        10,688
Nicor, Inc. ...........................       350        16,380
Northwest Natural Gas Co. .............       220         9,337
Peoples Energy Corp. ..................       303        13,505
Piedmont Natural Gas Co., Inc. ........       559        14,953
South Jersey Industries, Inc. .........       237         7,918
Southern Union Co. ....................       864        24,149
Southwest Gas Corp. ...................       331        12,700
Suburban Propane Partners LP...........       252         9,579
UGI Corp. .............................       832        22,697
WGL Holdings, Inc. ....................       394        12,836
                                                    -----------
                                                        261,866
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
Advanced Medical Optics, Inc. (a)......       469        16,509
Align Technology, Inc. (a).............       439         6,133
American Medical Systems Holdings, Inc.
  (a)..................................       553        10,242
Analogic Corp. ........................       110         6,175
Arrow International, Inc. .............       186         6,581
Arthrocare Corp. (a)...................       215         8,583
Aspect Medical Systems, Inc. (a).......       135         2,539
Biosite, Inc. (a)......................       134         6,546
CONMED Corp. (a).......................       222         5,133
Conor Medsystems, Inc. (a).............       297         9,305
Cyberonics, Inc. (a)...................       164         3,385
Datascope Corp. .......................       102         3,717
DJO, Inc. (a)..........................       183         7,836
Edwards Lifesciences Corp. (a).........       464        21,827
ev3, Inc. (a)..........................       144         2,481
Foxhollow Technologies, Inc. (a).......       149         3,215
Gen-Probe, Inc. (a)....................       411        21,524
Greatbatch, Inc. (a)...................       166         4,469
Haemonetics Corp. (a)..................       218         9,814
Hologic, Inc. (a)......................       416        19,668
I-Flow Corp. (a).......................       157         2,347
ICU Medical, Inc. (a)..................        96         3,905
IDEXX Laboratories, Inc. (a)...........       250        19,825
Immucor, Inc. (a)......................       542        15,843
Integra LifeSciences Holdings Corp.
  (a)..................................       161         6,857
Intuitive Surgical, Inc. (a)...........       295        28,290
Invacare Corp. ........................       261         6,408
Inverness Medical Innovations, Inc.
  (a)..................................       255         9,868
Kensey Nash Corp. (a)..................        92         2,926
Kinetic Concepts, Inc. (a).............       413        16,334
Kyphon, Inc. (a).......................       349        14,100
Life Cell Corp. (a)....................       273         6,590
Mentor Corp. ..........................       330        16,127
Meridian Bioscience, Inc. .............       188         4,612
Merit Medical Systems, Inc. (a)........       208         3,295
NuVasive, Inc. (a).....................       235         5,428
OraSure Technologies, Inc. (a).........       318         2,627

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Palomar Medical Technologies, Inc.
  (a)..................................       125   $     6,334
PolyMedica Corp. ......................       184         7,435
ResMed, Inc. (a).......................       607        29,877
Respironics, Inc. (a)..................       575        21,706
Sirona Dental Systems, Inc. ...........       147         5,661
SonoSite, Inc. (a).....................       126         3,897
STERIS Corp. ..........................       515        12,963
SurModics, Inc. (a)....................       133         4,139
Symmetry Medical, Inc. (a).............       238         3,292
The Cooper Cos., Inc. .................       352        15,664
Thoratec Corp. (a).....................       387         6,803
Viasys Healthcare, Inc. (a)............       259         7,205
Vital Signs, Inc. .....................        65         3,245
West Pharmaceutical Services, Inc. ....       257        13,166
Wright Medical Group, Inc. (a).........       262         6,099
                                                    -----------
                                                        488,550
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
Alliance Imaging, Inc. (a).............       173         1,150
Amedisys, Inc. (a).....................       203         6,673
AMERIGROUP Corp. (a)...................       410        14,715
AMN Healthcare Services, Inc. (a)......       263         7,243
Amsurg Corp. (a).......................       235         5,405
Apria Healthcare Group, Inc. (a).......       337         8,981
Assisted Living Concepts, Inc. (a).....       453         4,480
Centene Corp. (a)......................       351         8,624
Chemed Corp. ..........................       215         7,951
Cross Country Healthcare, Inc. (a).....       200         4,364
Genesis HealthCare Corp. (a)...........       154         7,273
Gentiva Health Services, Inc. (a)......       189         3,602
HealthExtras, Inc. (a).................       232         5,591
Healthsouth Corp. (a)..................       643        14,564
Healthspring, Inc. (a).................       364         7,407
Healthways, Inc. (a)...................       273        13,025
inVentiv Health, Inc. (a)..............       238         8,413
Kindred Healthcare, Inc. (a)...........       273         6,893
Landauer, Inc. ........................        70         3,673
LCA-Vision, Inc. ......................       164         5,635
LifePoint Hospitals, Inc. (a)..........       425        14,323
Magellan Health Services, Inc. (a).....       301        13,009
Matria Healthcare, Inc. (a)............       163         4,683
Molina Healthcare, Inc. (a)............       112         3,641
National Healthcare Corp. .............        63         3,478
Nighthawk Radiology Holdings, Inc.
  (a)..................................       145         3,698
Odyssey Healthcare, Inc. (a)...........       275         3,647
Option Care, Inc. .....................       186         2,651
Owens & Minor, Inc. ...................       315         9,850
Pediatrix Medical Group, Inc. (a)......       382        18,680
PSS World Medical, Inc. (a)............       538        10,507
Psychiatric Solutions, Inc. (a)........       420        15,758
Radiation Therapy Services, Inc. (a)...        96         3,026
RehabCare Group, Inc. (a)..............       126         1,871
Sierra Health Services, Inc. (a).......       409        14,740
Sunrise Assisted Living, Inc. (a)......       357        10,967
Symbion, Inc. (a)......................       171         3,165
United Surgical Partners (a)...........       362        10,263

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
VCA Antech, Inc. (a)...................       661   $    21,278
Visicu, Inc. (a).......................       147         1,646
WellCare Health Plans, Inc. (a)........       274        18,879
                                                    -----------
                                                        335,422
                                                    -----------
HEALTH CARE TECHNOLOGY -- 0.5%
Allscripts Healthcare Solutions, Inc.
  (a)..................................       361         9,744
Cerner Corp. (a).......................       490        22,295
Dendrite International, Inc. (a).......       309         3,309
Eclipsys Corp. (a).....................       378         7,772
Emdeon Corp. (a).......................     1,180        14,620
Per-Se Technologies, Inc. (a)..........       267         7,417
The TriZetto Group, Inc. (a)...........       344         6,319
WebMD Health Corp. (a).................        63         2,521
                                                    -----------
                                                         73,997
                                                    -----------
HOTELS RESTAURANTS & LEISURE -- 2.8%
AFC Enterprises, Inc. (a)..............       205         3,622
American Real Estate Partners LP.......        49         4,201
Ameristar Casinos, Inc. ...............       185         5,687
Applebees International, Inc. .........       590        14,555
Aztar Corp. (a)........................       288        15,673
Bally Technologies, Inc. (a)...........       373         6,968
BJ's Restaurants, Inc. (a).............       116         2,344
Bob Evans Farms, Inc. .................       286         9,787
Burger King Holdings, Inc. (a).........       233         4,916
California Pizza Kitchen, Inc. (a).....       155         5,163
CBRL Group, Inc. ......................       245        10,966
CEC Entertainment, Inc. (a)............       263        10,586
Cedar Fair LP..........................       403        11,211
Chipotle Mexican Grill, Inc. (a).......       245        13,965
Choice Hotels International, Inc. .....       284        11,956
Churchill Downs, Inc. .................        83         3,547
CKE Restaurants, Inc. .................       573        10,543
Domino's Pizza, Inc. ..................       312         8,736
Gaylord Entertainment Co. (a)..........       320        16,298
Great Wolf Resorts, Inc. (a)...........       209         2,918
IHOP Corp. ............................       128         6,746
Isle of Capri Casinos, Inc. (a)........       158         4,200
Jack in the Box, Inc. (a)..............       282        17,213
Krispy Kreme Doughnuts, Inc. (a).......       466         5,173
Landry's Restaurants, Inc. ............       144         4,333
Life Time Fitness, Inc. (a)............       236        11,448
Marcus Corp. ..........................       163         4,169
Multimedia Games, Inc. (a).............       231         2,218
O'Charleys, Inc. (a)...................       188         4,001
Orient-Express Hotels, Ltd. (Class
  A)...................................       315        14,906
OSI Restaurant Partners, Inc. .........       555        21,756
P F Chang's China Bistro, Inc. (a).....       208         7,983
Panera Bread Co. (Class A) (a).........       248        13,866
Papa John's International, Inc. (a)....       181         5,251
Pinnacle Entertainment, Inc. (a).......       381        12,626
Rare Hospitality International, Inc.
  (a)..................................       274         9,023
Red Robin Gourmet Burgers, Inc. (a)....       115         4,123
Ruby Tuesday, Inc. ....................       461        12,650
Ruth's Chris Steak House, Inc. (a).....       137         2,504
Scientific Games Corp. (Class A) (a)...       539        16,294
Shuffle Master, Inc. (a)...............       280         7,336
Six Flags, Inc. (a)....................       595         3,118
Sonic Corp. (a)........................       553        13,244

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Speedway Motorsports, Inc. ............       110   $     4,224
Texas Roadhouse, Inc. (Class A) (a)....       434         5,755
The Cheesecake Factory, Inc. (a).......       603        14,834
The Steak n Shake Co. (a)..............       202         3,555
Triarc Cos., Inc. (Class B)............       393         7,860
Vail Resorts, Inc. (a).................       242        10,846
WMS Industries, Inc. (a)...............       231         8,053
                                                    -----------
                                                        432,950
                                                    -----------
HOUSEHOLD DURABLES -- 1.5%
American Greetings Corp. (Class A).....       424        10,121
Avatar Holdings, Inc. (a)..............        43         3,477
Beazer Homes USA, Inc. ................       298        14,009
Blyth, Inc. ...........................       244         5,063
Brookfield Homes Corp. ................        96         3,605
Champion Enterprises, Inc. (a).........       602         5,635
CSS Industries, Inc. ..................        65         2,299
Ethan Allen Interiors, Inc. ...........       243         8,775
Furniture Brands International,
  Inc. ................................       372         6,038
Helen of Troy, Ltd. (a)................       226         5,483
Hovnanian Enterprises, Inc. (a)........       279         9,458
Interface, Inc. (Class A) (a)..........       366         5,204
iRobot Corp. (a).......................        88         1,589
Jarden Corp. (a).......................       510        17,743
Kimball International, Inc. (Class
  B)...................................       201         4,884
La-Z-Boy, Inc. ........................       428         5,080
M.D.C. Holdings, Inc. .................       276        15,746
M/I Homes, Inc. .......................       102         3,895
Meritage Homes Corp. (a)...............       173         8,256
Palm Harbor Homes, Inc. (a)............        85         1,192
Russ Berrie & Co., Inc. (a)............        85         1,313
Ryland Group, Inc. ....................       341        18,625
Sealy Corp. ...........................       358         5,280
Skyline Corp. .........................        55         2,212
Snap-on, Inc. .........................       416        19,818
Standard Pacific Corp. ................       510        13,663
Technical Olympic USA, Inc. ...........       151         1,536
Tempur-Pedic International, Inc. (a)...       506        10,353
The Yankee Candle, Inc. ...............       316        10,832
Tupperware Corp. ......................       479        10,830
WCI Communities, Inc. (a)..............       266         5,102
                                                    -----------
                                                        237,116
                                                    -----------
HOUSEHOLD PRODUCTS -- 0.3%
Central Garden & Pet Co. (a)...........       172         8,328
Church & Dwight Co., Inc. .............       513        21,879
Spectrum Brands, Inc. (a)..............       305         3,325
WD-40 Co. .............................       134         4,673
                                                    -----------
                                                         38,205
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Black Hills Corp. .....................       262         9,678
Dynegy, Inc. (Class A) (a).............     3,151        22,813
Ormat Technologies, Inc. ..............        80         2,946
                                                    -----------
                                                         35,437
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. ...................       242   $    18,997
Raven Industries, Inc. ................       135         3,618
Sequa Corp. (a)........................        49         5,638
Standex International Corp. ...........        90         2,712
Teleflex, Inc. ........................       282        18,206
Tredegar Corp. ........................       206         4,657
Walter Industries, Inc. ...............       397        10,739
                                                    -----------
                                                         64,567
                                                    -----------
INSURANCE -- 4.1%
21st Century Insurance Group...........       211         3,724
Alfa Corp. ............................       301         5,662
Alleghany Corp. (a)....................        41        14,908
Allied World Assurance Holdings,
  Ltd. ................................        85         3,709
American Equity Investment Life Holding
  Co. .................................       419         5,460
American Financial Group, Inc. ........       623        22,372
American National Insurance Co. .......       125        14,264
Amtrust Financial Services, Inc. ......       120         1,026
Argonaut Group, Inc. (a)...............       241         8,401
Aspen Insurance Holdings, Ltd. ........       452        11,915
Assured Guaranty, Ltd. ................       381        10,135
Baldwin & Lyons, Inc. (Class B)........        75         1,916
Bristol West Holdings, Inc. ...........       156         2,469
CNA Surety Corp. (a)...................       125         2,688
Delphi Financial Group.................       343        13,878
eHealth, Inc. (a)......................        40           804
Endurance Specialty Holdings, Ltd. ....       469        17,156
Enstar Group, Inc. (a).................        34         3,261
Erie Indemnity Co. (Class A)...........       410        23,772
FBL Financial Group, Inc. (Class A)....       102         3,986
First Acceptance Corp. (a).............       143         1,533
Great American Financial Resources,
  Inc. ................................        65         1,498
Hanover Insurance Group, Inc. .........       405        19,764
Harleysville Group, Inc. ..............       105         3,656
HCC Insurance Holdings, Inc. ..........       876        28,111
Hilb Rogal and Hobbs Co. ..............       283        11,920
Horace Mann Educators Corp. ...........       346         6,989
Infinity Property & Casualty Corp. ....       157         7,597
IPC Holdings, Ltd. ....................       514        16,165
Kansas City Life Insurance Co. ........        32         1,603
LandAmerica Financial Group, Inc. .....       167        10,539
Max Re Capital, Ltd. ..................       366         9,084
Mercury General Corp. .................       210        11,073
Montpelier Re Holdings, Ltd. ..........       817        15,204
National Financial Partners Corp. .....       269        11,828
National Western Life Insurance Co.
  (Class A)............................        18         4,143
Navigators Group, Inc. (a).............       108         5,203
Odyssey Re Holdings Corp. .............       181         6,751
Ohio Casualty Corp. ...................       485        14,458
OneBeacon Insurance Group, Ltd. (a)....       194         5,432
PartnerRe, Ltd. .......................       450        31,964
Philadelphia Consolidated Holding Corp.
  (a)..................................       470        20,943
Platinum Underwriters Holdings,
  Ltd. ................................       480        14,851
Presidential Life Corp. ...............       176         3,863
ProAssurance Corp. (a).................       249        12,430

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Reinsurance Group America, Inc. .......       229   $    12,755
RenaissanceRe Holdings, Ltd. ..........       495        29,700
RLI Corp. .............................       175         9,874
Safety Insurance Group, Inc. ..........       118         5,984
Scottish R Egroup, Ltd. ...............       404         2,157
Security Capital Assurance, Ltd. ......       181         5,037
Selective Insurance Group, Inc. .......       222        12,718
StanCorp Financial Group, Inc. ........       427        19,236
State Auto Financial Corp. ............       110         3,820
Stewart Information Services Corp. ....       135         5,854
The Commerce Group, Inc. ..............       484        14,399
The Midland Co. .......................       105         4,405
The Phoenix Cos., Inc. ................       890        14,142
United America Indemnity, Ltd. (a).....       168         4,255
United Fire & Casualty Co. ............       177         6,239
Universal American Financial Corp.
  (a)..................................       300         5,592
USI Holdings Corp. (a).................       296         4,547
Wesco Financial Corp. .................        11         5,060
Zenith National Insurance Corp. .......       298        13,979
                                                    -----------
                                                        627,861
                                                    -----------
INTERNET & CATALOG RETAIL -- 0.5%
1-800-FLOWERS.COM, Inc. (Class A)
  (a)..................................       204         1,257
Blue Nile, Inc. (a)....................       115         4,242
Coldwater Creek, Inc. (a)..............       474        11,623
FTD Group, Inc. (a)....................       109         1,950
GSI Commerce, Inc. (a).................       135         2,531
Netflix, Inc. (a)......................       470        12,154
Nutri/System, Inc. (a).................       251        15,911
Overstock.com, Inc. (a)................        84         1,327
Priceline.com, Inc. (a)................       274        11,949
Stamps.com, Inc. (a)...................       171         2,693
ValueVision Media, Inc. (Class A)
  (a)..................................       244         3,206
VistaPrint, Ltd. (a)...................       306        10,132
                                                    -----------
                                                         78,975
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 1.4%
aQuantive, Inc. (a)....................       547        13,489
Ariba, Inc. (a)........................       597         4,621
CMGI, Inc. (a).........................     3,674         4,923
CNET Networks, Inc. (a)................     1,088         9,890
DealerTrack Holdings, Inc. (a).........       240         7,061
Digital Insight Corp. (a)..............       248         9,546
Digital River, Inc. (a)................       312        17,406
Digitas, Inc. (a)......................       698         9,360
DivX, Inc. (a).........................        74         1,707
EarthLink, Inc. (a)....................       932         6,617
Equinix, Inc. (a)......................       196        14,821
Infospace, Inc. (a)....................       254         5,210
Interwoven, Inc. (a)...................       291         4,269
Ipass, Inc. (a)........................       458         2,693
j2 Global Communications, Inc. (a).....       395        10,764
Jupitermedia Corp. (a).................       174         1,378
LoopNet, Inc. (a)......................       163         2,442
Marchex, Inc. (Class B) (a)............       194         2,596
Netratings, Inc. (a)...................       115         2,014
NIC, Inc. (a)..........................       312         1,551

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Openwave Systems, Inc. (a).............       772   $     7,126
RealNetworks, Inc. (a).................       850         9,299
S1 Corp. (a)...........................       546         3,008
SAVVIS Inc. (a)........................       108         3,857
SonicWALL, Inc. (a)....................       501         4,218
Travelzoo, Inc. (a)....................        20           599
United Online, Inc. ...................       506         6,720
Valueclick, Inc. (a)...................       789        18,644
Vignette Corp. (a).....................       235         4,011
WebEx Communications, Inc. (a).........       344        12,002
Websense, Inc. (a).....................       387         8,835
                                                    -----------
                                                        210,677
                                                    -----------
IT SERVICES -- 2.0%
Acxiom Corp. ..........................       535        13,723
BearingPoint, Inc. (a).................     1,471        11,577
CACI International, Inc. (Class A)
  (a)..................................       241        13,616
CIBER, Inc. (a)........................       453         3,071
Convergys Corp. (a)....................     1,097        26,087
Covansys Corp. (a).....................       145         3,328
CSG Systems International, Inc. (a)....       384        10,264
eFunds Corp. (a).......................       378        10,395
Euronet Worldwide, Inc. (a)............       259         7,690
Forrester Research, Inc. (a)...........       108         2,928
Gartner, Inc. (a)......................       538        10,647
Gevity HR, Inc. .......................       203         4,809
Heartland Payment Systems, Inc. .......       122         3,447
Hewitt Associates, Inc. (Class A)
  (a)..................................       800        20,600
infoUSA, Inc. .........................       278         3,311
Kanbay International, Inc. (a).........       251         7,221
Keane, Inc. (a)........................       404         4,812
Lionbridge Technologies, Inc. (a)......       434         2,795
Mantech International Corp. (a)........       139         5,119
MAXIMUS, Inc. .........................       169         5,202
MoneyGram International, Inc. .........       673        21,105
MPS Group, Inc. (a)....................       812        11,514
Perot Systems Corp. (Class A) (a)......       676        11,080
Sapient Corp. (a)......................       645         3,541
SRA International, Inc. (a)............       328         8,771
SYKES Enterprises, Inc. (a)............       202         3,563
Syntel, Inc. ..........................       150         4,020
Talx Corp. ............................       249         6,835
The BISYS Group, Inc. (a)..............       969        12,510
TNS, Inc. (a)..........................       182         3,503
Tyler Technologies, Inc. (a)...........       295         4,148
Unisys Corp. (a).......................     2,711        21,254
VeriFone Holdings, Inc. (a)............       466        16,496
Wright Express Corp. (a)...............       324        10,099
                                                    -----------
                                                        309,081
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Callaway Golf Co. .....................       556         8,012
JAKKS Pacific, Inc. (a)................       226         4,936
K2, Inc. (a)...........................       381         5,025
Leapfrog Enterprises, Inc. (a).........       215         2,038
Marine Products Corp. .................       126         1,479
MarineMax, Inc. (a)....................       143         3,708
Marvel Entertainment, Inc. (a).........       507        13,643

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Nautilus Group, Inc. ..................       269   $     3,766
Oakley, Inc. ..........................       209         4,193
Polaris Industries, Inc. ..............       315        14,752
Pool Corp. ............................       409        16,021
RC2 Corp. (a)..........................       165         7,260
                                                    -----------
                                                         84,833
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.0%
Affymetrix, Inc. (a)...................       545        12,568
Albany Molecular Research, Inc. (a)....       167         1,764
Bio-Rad Laboratories, Inc. (Class A)
  (a)..................................       150        12,378
Bruker BioSciences Corp. (a)...........       286         2,148
Cambrex Corp. .........................       218         4,953
Dionex Corp. (a).......................       154         8,733
Enzo Biochem, Inc. (a).................       229         3,268
eResearch Technology, Inc. (a).........       325         2,187
Exelixis, Inc. (a).....................       745         6,705
Illumina, Inc. (a).....................       350        13,758
Molecular Devices Corp. (a)............       146         3,076
Nektar Therapeutics (a)................       724        11,012
PAREXEL International Corp. (a)........       207         5,997
PerkinElmer, Inc. .....................       994        22,097
PharmaNet Development Group, Inc.
  (a)..................................       145         3,200
PRA International (a)..................       153         3,866
Techne Corp. (a).......................       297        16,469
Varian, Inc. (a).......................       247        11,063
Ventana Medical Systems, Inc. (a)......       272        11,704
                                                    -----------
                                                        156,946
                                                    -----------
MACHINERY -- 3.2%
Accuride Corp. (a).....................       168         1,892
Actuant Corp. (Class A)................       219        10,435
AGCO Corp. (a).........................       715        22,122
Albany International Corp. (Class A)...       202         6,648
American Railcar Industries, Inc. .....        72         2,451
American Science & Engineering, Inc.
  (a)..................................        75         4,463
Astec Industries, Inc. (a).............       133         4,668
ASV, Inc. (a)..........................       162         2,636
Barnes Group, Inc. ....................       331         7,199
Blount International, Inc. (a).........       287         3,863
Briggs & Stratton Corp. ...............       398        10,726
Bucyrus International, Inc. (Class
  A)...................................       251        12,992
Cascade Corp. .........................        85         4,496
Chart Industries, Inc. (a).............        99         1,605
CIRCOR International, Inc. ............        96         3,532
CLARCOR, Inc. .........................       416        14,065
Crane Co. .............................       417        15,279
EnPro Industries, Inc. (a).............       161         5,347
ESCO Technologies, Inc. (a)............       201         9,133
Federal Signal Corp. ..................       385         6,175
Flowserve Corp. (a)....................       444        22,409
Freightcar America, Inc. ..............       101         5,600
Gardner Denver, Inc. (a)...............       416        15,521
Harsco Corp. ..........................       328        24,961
IDEX Corp. ............................       420        19,912
Kaydon Corp. ..........................       225         8,941
Kennametal, Inc. ......................       308        18,126
Lincoln Electric Holdings, Inc. .......       316        19,093
Lindsay Manufacturing Co. .............        94         3,069
Middleby Corp. (a).....................        59         6,176

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Mueller Industries, Inc. ..............       293   $     9,288
Mueller Water Products, Inc. (Class A)
  (a)..................................       674        10,043
Mueller Water Products, Inc. (Class
  B)...................................       240         3,569
NACCO Industries, Inc. ................        45         6,147
Navistar International Corp. (a).......       530        17,718
Nordson Corp. .........................       243        12,109
Robbins & Myers, Inc. .................       106         4,867
Tecumseh Products Co. (Class A) (a)....       121         2,045
Tennant Co. ...........................       131         3,799
The Greenbrier Cos., Inc. .............       107         3,210
The Manitowoc Co., Inc. ...............       487        28,942
The Timken Co. ........................       668        19,492
The Toro Co. ..........................       330        15,388
Trinity Industries, Inc. ..............       628        22,106
Valmont Industries, Inc. ..............       144         7,991
Wabash National Corp. .................       255         3,850
Wabtec Corp. ..........................       385        11,696
Watts Water Technologies, Inc. ........       243         9,990
                                                    -----------
                                                        485,785
                                                    -----------
MARINE -- 0.3%
Alexander & Baldwin, Inc. .............       340        15,076
American Commercial Lines, Inc. (a)....       189        12,381
Eagle Bulk Shipping, Inc. .............       205         3,555
Genco Shipping & Trading, Ltd. ........        95         2,654
Horizon Lines, Inc. ...................       196         5,284
Kirby Corp. (a)........................       416        14,198
                                                    -----------
                                                         53,148
                                                    -----------
MEDIA -- 2.2%
ADVO, Inc. ............................       256         8,346
Arbitron, Inc. ........................       231        10,035
Belo Corp. ............................       728        13,373
Carmike Cinemas, Inc. .................        90         1,835
Catalina Marketing Corp. ..............       288         7,920
Charter Communications, Inc. (a).......     3,649        11,166
Citadel Broadcasting Corp. ............       272         2,709
CKX, Inc. (a)..........................       360         4,223
Courier Corp. .........................        94         3,663
Cox Radio, Inc. (Class A) (a)..........       286         4,662
Crown Media Holdings, Inc. (Class A)
  (a)..................................        75           272
Cumulus Media, Inc. (a)................       301         3,127
Dow Jones & Co., Inc. .................       415        15,770
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................       445        13,123
Emmis Communications Corp. ............       269         2,217
Entercom Communications Corp. .........       250         7,045
Entravision Communications Corp. (a)...       454         3,732
Fisher Communications, Inc. (a)........        56         2,476
GateHouse Media, Inc. .................       111         2,060
Gemstar-TV Guide International, Inc.
  (a)..................................     2,014         8,076
Gray Television, Inc. .................       383         2,807
Harte-Hanks, Inc. .....................       412        11,417
Hearst-Argyle Television, Inc. ........       205         5,228
Interactive Data Corp. ................       285         6,851
John Wiley & Sons, Inc. (Class A)......       337        12,964
Journal Communications, Inc. ..........       335         4,224
Journal Register Co. ..................       349         2,548
Lee Enterprises, Inc. .................       329        10,219

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Lin TV Corp. (Class A) (a).............       215   $     2,139
Live Nation, Inc. (a)..................       457        10,237
Martha Stewart Living Omnimedia, Inc.
  (Class A)............................       198         4,336
McClatchy Co. (Class A)................       440        19,052
Media General, Inc. (Class A)..........       177         6,579
Mediacom Communications Corp. (a)......       437         3,513
Meredith Corp. ........................       310        17,468
Morningstar, Inc. (a)..................        80         3,604
Primedia, Inc. (a).....................     1,225         2,070
ProQuest Co. (a).......................       178         1,860
Radio One, Inc. (Class A) (a)..........       647         4,354
RCN Corp. (a)..........................       286         8,623
Reader's Digest Association, Inc. .....       778        12,993
Regal Entertainment Group..............       598        12,749
Salem Communications Corp. ............       101         1,207
Scholastic Corp. (a)...................       265         9,498
Sinclair Broadcast Group, Inc. ........       371         3,896
Spanish Broadcasting System, Inc.
  (a)..................................       320         1,315
Sun-Times Media Group, Inc. ...........       466         2,288
Tivo, Inc. (a).........................       710         3,635
Valassis Communications, Inc. (a)......       375         5,438
Warner Music Group Corp. ..............       370         8,492
Westwood One, Inc. ....................       564         3,982
World Wrestling Entertainment, Inc.
  (Class A)............................       141         2,298
                                                    -----------
                                                        333,714
                                                    -----------
METALS & MINING -- 1.9%
AK Steel Holding Corp. (a).............       917        15,497
AMCOL International Corp. .............       200         5,548
Brush Engineered Materials, Inc. (a)...       144         4,863
Carpenter Technology Corp. ............       201        20,606
Century Aluminum Co. (a)...............       191         8,528
Chaparral Steel Co. (a)................       340        15,052
Cleveland-Cliffs, Inc. ................       327        15,840
Coeur d' Alene Mines Corp. (a).........     2,200        10,890
Commercial Metals Co. .................       953        24,587
Compass Minerals International,
  Inc. ................................       262         8,269
Gibraltar Industries, Inc. ............       222         5,219
Hecla Mining Co. (a)...................       954         7,308
Kaiser Aluminum Corp. (a)..............        94         5,262
Meridian Gold, Inc. (a)................       797        22,149
Metal Management, Inc. ................       209         7,911
Oregon Steel Mills, Inc. (a)...........       282        17,600
Quanex Corp. ..........................       294        10,169
Reliance Steel & Aluminum Co. .........       489        19,257
Royal Gold, Inc. ......................       166         5,973
RTI International Metals, Inc. (a).....       182        14,236
Ryerson Tull, Inc. ....................       178         4,466
Schnitzer Steel Industries, Inc. (Class
  A)...................................       180         7,146
Steel Dynamics, Inc. ..................       729        23,656
Stillwater Mining Co. (a)..............       352         4,396
Worthington Industries, Inc. ..........       570        10,100
                                                    -----------
                                                        294,528
                                                    -----------
MULTI-UTILITIES -- 1.1%
Aquila, Inc. (a).......................     2,957        13,898
Avista Corp. ..........................       393         9,947
CH Energy Group, Inc. .................       125         6,600

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
CMS Energy Corp. (a)...................     1,750   $    29,225
NorthWestern Corp. ....................       282         9,977
OGE Energy Corp. ......................       713        28,520
PNM Resources, Inc. ...................       508        15,799
Puget Energy, Inc. ....................       910        23,077
Vectren Corp. .........................       613        17,336
WPS Resources Corp. ...................       340        18,370
                                                    -----------
                                                        172,749
                                                    -----------
MULTILINE RETAIL -- 0.5%
99 Cents Only Stores (a)...............       390         4,746
Big Lots, Inc. (a).....................       876        20,078
Conn's, Inc. (a).......................        97         2,257
Dillards, Inc. (Class A)...............       510        17,835
Fred's, Inc. (Class A).................       297         3,576
Retail Ventures, Inc. (a)..............       192         3,656
Saks, Inc. ............................       950        16,929
Tuesday Morning Corp. .................       240         3,732
                                                    -----------
                                                         72,809
                                                    -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class A)
  (a)..................................       558        19,413
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 5.8%
Alliance Holdings GP LP................       103         2,035
Alliance Resource Partners LP..........       161         5,558
Alon USA Energy, Inc. .................        76         2,000
Alpha Natural Resources, Inc. (a)......       424         6,033
APCO Argentina, Inc. ..................        19         1,667
Atlas America, Inc. (a)................       140         7,136
Atlas Pipeline Holdings LP.............        29           693
ATP Oil & Gas Corp. (a)................       150         5,935
Aurora Oil & Gas Corp. (a).............       817         2,623
Aventine Renewable Energy Holdings,
  Inc. (a).............................       275         6,479
Berry Petroleum Co. (Class A)..........       317         9,830
Bill Barrett Corp. (a).................       225         6,122
Boardwalk Pipeline Partners LP.........       167         5,147
Bois d'Arc Energy, Inc. (a)............       154         2,253
BP Prudhoe Bay Royalty Trust...........       170        13,087
Brigham Exploration Co. (a)............       266         1,944
Buckeye GP Holdings LP.................        86         1,409
Buckeye Partners LP....................       297        13,805
Cabot Oil & Gas Corp. .................       384        23,290
Calumet Specialty Products Partners
  LP...................................        95         3,804
Carrizo Oil & Gas, Inc. (a)............       177         5,137
Cheniere Energy, Inc. (a)..............       410        11,837
Cimarex Energy Co. ....................       653        23,834
Comstock Resources, Inc. (a)...........       348        10,809
Crosstex Energy LP.....................       123         4,902
Crosstex Energy, Inc. .................       400        12,676
DCP Midstream Partners LP..............        84         2,902
Delek US Holdings, Inc. ...............        88         1,442
Delta Petroleum Corp. (a)..............       426         9,866
Denbury Resources, Inc. (a)............       943        26,206
Dorchester Minerals LP.................       219         4,825
Double Hull Tankers, Inc. .............       134         2,169
Enbridge Energy Management LLC (a).....        78         3,783
Enbridge Energy Partners LP............       395        19,509
Encore Aquisition Co. (a)..............       404         9,910

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Energy Partners, Ltd. (a)..............       275   $     6,715
Energy Transfer Equity LP..............       302         9,483
Enterprise GP Holdings LP..............        85         3,142
Evergreen Energy, Inc. (a).............       643         6,359
EXCO Resources, Inc. (a)...............       669        11,313
Ferrellgas Partners LP.................       302         6,457
Forest Oil Corp. (a)...................       429        14,020
Foundation Coal Holdings, Inc. ........       362        11,497
Frontier Oil Corp. ....................       880        25,291
Gasco Energy, Inc. (a).................       755         1,850
General Maritime Corp. ................       221         7,777
GeoMet, Inc. (a).......................        80           832
Giant Industries, Inc. (a).............       114         8,544
Goodrich Petroleum Corp. (a)...........       112         4,052
Harvest Natural Resources, Inc. (a)....       286         3,040
Helix Energy Solutions Group, Inc.
  (a)..................................       653        20,485
Holly Corp. ...........................       375        19,275
Holly Energy Partners LP...............        51         2,053
Hugoton Royalty Trust..................       327         8,044
Inergy Holdings LP.....................        79         3,160
Inergy LP..............................       299         8,913
International Coal Group, Inc. (a).....       955         5,205
James River Coal Co. (a)...............       138         1,281
Kinder Morgan Management LLC (a).......       411        18,774
Linn Energy LLC........................       116         3,706
Magellan Midstream Holdings LP.........       160         3,568
Magellan Midstream Partners LP.........       524        20,226
Mariner Energy, Inc. (a)...............       652        12,779
Markwest Energy Partners LP............       109         6,502
Massey Energy Co. .....................       598        13,892
McMoRan Exploration Co. (a)............       197         2,801
Meridian Resource Corp. (a)............       698         2,157
Natural Resource Partners LP...........       134         7,765
OMI Corp. .............................       511        10,818
Overseas Shipholding Group, Inc. ......       239        13,456
Pacific Ethanol, Inc. (a)..............       261         4,017
Parallel Petroleum Corp. (a)...........       313         5,499
Penn Virginia Corp. ...................       147        10,296
Penn Virginia Resource Partners LP.....       204         5,306
Petrohawk Energy Corp. (a).............     1,318        15,157
Petroleum Development Corp. (a)........       121         5,209
Plains All American Pipeline LP........       619        31,693
Quicksilver Resources, Inc. (a)........       435        15,917
Regency Energy Partners LP.............       167         4,534
Rentech, Inc. (a)......................     1,054         3,974
Rosetta Resources, Inc. (a)............       407         7,599
Ship Finance International, Ltd. ......       331         7,865
St. Mary Land & Exploration Co. .......       435        16,025
Stone Energy Corp. (a).................       213         7,530
Sunoco Logistics Partners LP...........       129         6,522
Swift Energy Co. (a)...................       236        10,575
Syntroleum Corp. (a)...................       339         1,173
TC Pipelines LP........................       130         4,680
Teekay LNG Partners LP.................        92         3,064
Teekay Shipping Corp. .................       342        14,918
TEPPCO Partners LP.....................       598        24,105
The Houston Exploration Co. (a)........       226        11,702
U.S. Shipping Partners LP..............        47           881
USEC, Inc. ............................       707         8,993

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Valero GP Holdings LLC.................       338   $     8,389
Valero LP..............................       291        16,229
Venoco, Inc. (a).......................       159         2,792
VeraSun Energy Corp. (a)...............       144         2,844
W&T Offshore, Inc. ....................       213         6,543
Warren Resources, Inc. (a).............       395         4,629
Western Refining, Inc. ................       223         5,678
Whiting Petroleum Corp. (a)............       292        13,607
Williams Partners LP...................       158         6,115
World Fuel Services Corp. .............       230        10,226
                                                    -----------
                                                        880,175
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.4%
Bowater, Inc. .........................       448        10,080
Buckeye Technologies, Inc. (a).........       304         3,642
Deltic Timber Corp. ...................        90         5,020
Glatfelter.............................       297         4,603
Louisiana-Pacific Corp. ...............       836        17,999
Neenah Paper, Inc. ....................       124         4,380
Schweitzer-Mauduit International,
  Inc. ................................       116         3,022
Wausau-Mosinee Paper Corp. ............       400         5,996
                                                    -----------
                                                         54,742
                                                    -----------
PERSONAL PRODUCTS -- 0.5%
Bare Escentuals, Inc. (a)..............       129         4,008
Chattem, Inc. (a)......................       117         5,859
Elizabeth Arden, Inc. (a)..............       185         3,524
Herbalife, Ltd. (a)....................       316        12,690
Mannatech, Inc. .......................       120         1,768
NBTY, Inc. (a).........................       479        19,912
Nu Skin Enterprises, Inc. (Class A)....       422         7,693
Playtex Products, Inc. (a).............       466         6,706
Prestige Brands Holdings, Inc. (a).....       280         3,646
Revlon, Inc. (Class A) (a).............     1,210         1,549
USANA Health Sciences, Inc. (a)........        85         4,391
                                                    -----------
                                                         71,746
                                                    -----------
PHARMACEUTICALS -- 0.9%
Adams Respiratory Therapeutics, Inc.
  (a)..................................       249        10,162
Adolor Corp. (a).......................       345         2,594
Alpharma, Inc. (Class A)...............       347         8,363
Atherogenics, Inc. (a).................       317         3,142
KV Pharmaceutical Co. (Class A) (a)....       339         8,061
Medicis Pharmaceutical Corp. (Class
  A)...................................       430        15,106
MGI Pharma, Inc. (a)...................       633        11,654
New River Pharmaceuticals, Inc. (a)....       126         6,893
Noven Pharmaceuticals, Inc. (a)........       191         4,861
Par Pharmaceutical Cos., Inc. (a)......       266         5,950
Perrigo Co. ...........................       612        10,588
Salix Pharmaceuticals, Ltd. (a)........       381         4,637
Sciele Pharma, Inc. (a)................       244         5,856
The Medicines Co. (a)..................       394        12,498
Valeant Pharmaceuticals
  International........................       735        12,671
Viropharma, Inc. (a)...................       566         8,286
                                                    -----------
                                                        131,322
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 7.2%
Acadia Realty Trust....................       222         5,554
Alexander's, Inc. (a)..................        16         6,714
Alexandria Real Estate Equities,
  Inc. ................................       224        22,490
American Financial Realty Trust........     1,037        11,863

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
American Home Mortgage Investment
  Corp. ...............................       366   $    12,854
Annaly Mortgage Management, Inc. ......     1,569        21,825
Anthracite Capital, Inc. ..............       428         5,448
Anworth Mortgage Asset Corp. ..........       370         3,519
Arbor Realty Trust, Inc. ..............       139         4,183
Ashford Hospitality Trust, Inc. .......       501         6,237
BioMed Realty Trust, Inc. .............       520        14,872
Brandywine Realty Trust................       717        23,840
BRE Properties, Inc. (Class A).........       405        26,333
Capital Lease Funding, Inc. ...........       262         3,039
Capital Trust, Inc. (Class A)..........       122         6,093
CBL & Associates Properties, Inc. .....       509        22,065
CBRE Realty Finance, Inc. .............        78         1,225
CentraCore Properties Trust............        94         3,039
Colonial Properties Trust..............       365        17,111
Corporate Office Properties Trust......       336        16,958
Cousins Properties, Inc. ..............       321        11,322
Crescent Real Estate Equities Co. .....       774        15,287
Crystal River Capital, Inc. ...........        60         1,532
Deerfield Triarc Capital Corp. ........       335         5,672
DiamondRock Hospitality Co. ...........       636        11,454
Digital Realty Trust, Inc. ............       359        12,289
Douglas Emmett, Inc. ..................       535        14,226
EastGroup Properties, Inc. ............       183         9,802
Education Realty Trust, Inc. ..........       210         3,102
Entertainment Properties Trust.........       209        12,214
Equity Inns, Inc. .....................       446         7,118
Equity Lifestyle Properties, Inc. .....       176         9,580
Equity One, Inc. ......................       309         8,238
Essex Property Trust, Inc. ............       185        23,911
Extra Space Storage, Inc. .............       569        10,390
FelCor Lodging Trust, Inc. ............       479        10,461
Fieldstone Investment Corp. ...........       395         1,730
First Industrial Realty Trust, Inc. ...       351        16,458
First Potomac Realty Trust.............       196         5,706
Franklin Street Properties Corp. ......       505        10,630
Friedman, Billings, Ramsey Group,
  Inc. ................................     1,194         9,552
Getty Realty Corp. ....................       155         4,790
Glimcher Realty Trust..................       302         8,066
Global Signal, Inc. ...................       171         9,007
GMH Communities Trust..................       340         3,451
Gramercy Capital Corp./New York........       162         5,004
Health Care REIT, Inc. ................       568        24,435
Healthcare Realty Trust, Inc. .........       377        14,907
Highland Hospitality Corp. ............       458         6,527
Highwoods Properties, Inc. ............       428        17,445
Home Properties, Inc. .................       264        15,647
HomeBanc Corp. ........................       352         1,489
HRPT Properties Trust..................     1,660        20,501
Impac Mortgage Holdings, Inc. .........       559         4,919
Inland Real Estate Corp. ..............       484         9,061
Innkeepers USA Trust...................       334         5,177
Investors Real Estate Trust............       351         3,601
JER Investors Trust, Inc. .............       209         4,320
Kilroy Realty Corp. ...................       256        19,968
KKR Financial Corp. ...................       637        17,065
LaSalle Hotel Properties...............       316        14,489
Lexington Corporate Properties Trust...       413         9,259

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Longview Fibre Co. ....................       529   $    11,612
LTC Properties, Inc. ..................       173         4,725
Luminent Mortgage Capital, Inc. .......       359         3,486
Maguire Properties, Inc. ..............       286        11,440
Medical Properties Trust, Inc. ........       322         4,927
MFA Mortgage Investments, Inc. ........       628         4,829
Mid-America Apartment Communities,
  Inc. ................................       197        11,276
Mills Corp. ...........................       424         8,480
National Health Investors, Inc. .......       203         6,699
National Retail Properties, Inc. ......       465        10,672
Nationwide Health Properties, Inc. ....       656        19,824
New Century Financial Corp. ...........       402        12,699
Newcastle Investment Corp. ............       362        11,338
Newkirk Realty Trust, Inc. ............       118         2,129
Novastar Financial, Inc. ..............       278         7,409
Omega Healthcare Investors, Inc. ......       465         8,240
Parkway Properties, Inc. ..............       114         5,815
Pennsylvania Real Estate Investment
  Trust................................       299        11,775
Post Properties, Inc. .................       342        15,629
Potlatch Corp. ........................       311        13,628
PS Business Parks, Inc. ...............       130         9,192
RAIT Investment Trust..................       412        14,206
Ramco-Gershenson Properties Trust......       137         5,225
Rayonier, Inc. ........................       602        24,712
Realty Income Corp. ...................       857        23,739
Reckson Associates Realty Corp. .......       652        29,731
Redwood Trust, Inc. ...................       198        11,500
Saul Centers, Inc. ....................        91         5,022
Senior Housing Properties Trust........       603        14,761
Sovran Self Storage, Inc. .............       162         9,279
Spirit Finance Corp. ..................       777         9,689
Strategic Hotels & Resorts, Inc. ......       587        12,791
Sun Communities, Inc. .................       135         4,369
Sunstone Hotel Investors, Inc. ........       462        12,349
Tanger Factory Outlet Centers, Inc. ...       242         9,457
Taubman Centers, Inc. .................       419        21,310
Trustreet Properties, Inc. ............       524         8,829
U-Store-It Trust.......................       382         7,850
Universal Health Realty Income Trust...        96         3,742
Urstadt Biddle Properties (Class A)....       150         2,864
Washington Real Estate Investment
  Trust................................       357        14,280
                                                    -----------
                                                      1,106,593
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Affordable Residential Communities
  (a)..................................       279         3,250
Jones Lang LaSalle, Inc. ..............       287        26,453
Move, Inc. (a).........................     1,107         6,099
Tejon Ranch Co. (a)....................        90         5,026
                                                    -----------
                                                         40,828
                                                    -----------
ROAD & RAIL -- 1.4%
Amerco, Inc. (a).......................        61         5,308
Arkansas Best Corp. ...................       182         6,552
Avis Budget Group, Inc. ...............       792        17,179
Con-way, Inc. .........................       381        16,779
Dollar Thrifty Automotive Group (a)....       179         8,164
Florida East Coast Industries, Inc. ...       166         9,894
Genesee & Wyoming, Inc. (Class A)
  (a)..................................       306         8,029
Heartland Express, Inc. ...............       475         7,135
Kansas City Southern (a)...............       598        17,330

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Knight Transportation, Inc. ...........       446   $     7,604
Laidlaw International, Inc. ...........       652        19,840
Landstar Systems, Inc. ................       451        17,219
Old Dominion Freight Line, Inc. (a)....       259         6,234
RailAmerica, Inc. (a)..................       285         4,583
Ryder Systems, Inc. ...................       484        24,713
Swift Transportation Co., Inc. (a).....       372         9,773
Werner Enterprises, Inc. ..............       432         7,551
YRC Worldwide, Inc. (a)................       460        17,356
                                                    -----------
                                                        211,243
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
Actel Corp. (a)........................       203         3,687
Advanced Analogic Technologies, Inc.
  (a)..................................       233         1,256
Advanced Energy Industries, Inc. (a)...       286         5,397
Agere Systems, Inc. (a)................     1,340        25,688
AMIS Holdings, Inc. (a)................       363         3,837
Amkor Technology, Inc. (a).............       816         7,621
Applied Micro Circuits Corp. (a).......     2,339         8,327
Atheros Communications, Inc. (a).......       405         8,635
Atmel Corp. (a)........................     3,551        21,484
ATMI, Inc. (a).........................       280         8,548
Axcelis Technologies, Inc. (a).........       804         4,687
Brooks Automation, Inc. (a)............       585         8,424
Cabot Microelectronics Corp. (a).......       192         6,517
Cirrus Logic, Inc. (a).................       605         4,162
Cohu, Inc. ............................       152         3,064
Conexant Systems, Inc. (a).............     3,821         7,795
Credence Systems Corp. (a).............       609         3,167
Cree, Inc. (a).........................       609        10,548
Cymer, Inc. (a)........................       301        13,229
Cypress Semiconductor Corp. (a)........     1,127        19,013
Diodes, Inc. (a).......................       159         5,641
DSP Group, Inc. (a)....................       234         5,078
Entegris, Inc. (a).....................       957        10,355
Exar Corp. (a).........................       282         3,666
Fairchild Semiconductor International,
  Inc. (a).............................       962        16,171
FEI Co. (a)............................       267         7,041
Formfactor, Inc. (a)...................       335        12,479
Genesis Microchip, Inc. (a)............       252         2,555
Hittite Microwave Corp. (a)............       107         3,458
Integrated Device Technology, Inc.
  (a)..................................     1,586        24,551
Kopin Corp. (a)........................       582         2,078
Kulicke & Soffa Industries, Inc. (a)...       468         3,931
Lattice Semiconductor Corp. (a)........       861         5,579
Mattson Technology, Inc. (a)...........       418         3,896
Micrel, Inc. (a).......................       462         4,980
Microsemi Corp. (a)....................       546        10,729
MKS Instruments, Inc. (a)..............       306         6,910
Netlogic Microsystems, Inc. (a)........       136         2,950
OmniVision Technologies, Inc. (a)......       417         5,692
ON Semiconductor Corp. (a).............     1,492        11,294
PDF Solutions, Inc. (a)................       180         2,601
Photronics, Inc. (a)...................       297         4,853
PMC-Sierra, Inc. (a)...................     1,657        11,118
PortalPlayer, Inc. (a).................       194         2,609
Power Integrations, Inc. (a)...........       239         5,605

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Rambus, Inc. (a).......................       774   $    14,652
RF Micro Devices, Inc. (a).............     1,515        10,287
Semtech Corp. (a)......................       578         7,554
Silicon Image, Inc. (a)................       644         8,192
Silicon Laboratories, Inc. (a).........       404        13,999
Silicon Storage Technology, Inc. (a)...       722         3,256
Sirf Technology Holdings, Inc. (a).....       373         9,519
Skyworks Solutions, Inc. (a)...........     1,262         8,935
Spansion, Inc. (a).....................       672         9,986
Standard Microsystems Corp. (a)........       182         5,092
Tessera Technologies, Inc. (a).........       365        14,724
Trident Microsystems, Inc. (a).........       463         8,417
TriQuint Semiconductor, Inc. (a).......     1,095         4,928
Ultratech, Inc. (a)....................       177         2,209
Varian Semiconductor Equipment
  Associates, Inc. (a).................       443        20,165
Veeco Instruments, Inc. (a)............       199         3,727
Zoran Corp. (a)........................       387         5,642
                                                    -----------
                                                        502,190
                                                    -----------
SOFTWARE -- 2.9%
Advent Software, Inc. (a)..............       156         5,505
Agile Software Corp. (a)...............       372         2,288
Altiris, Inc. (a)......................       195         4,949
Ansys, Inc. (a)........................       252        10,959
Aspen Technology, Inc. (a).............       410         4,518
Blackbaud, Inc. .......................       348         9,048
Blackboard, Inc. (a)...................       194         5,828
Borland Software Corp. (a).............       667         3,628
Commvault Systems, Inc. (a)............        90         1,801
Compuware Corp. (a)....................     2,790        23,241
Concur Technologies, Inc. (a)..........       274         4,395
Epicor Software Corp. (a)..............       365         4,931
eSpeed, Inc. (a).......................       237         2,069
Factset Research Systems, Inc. ........       299        16,887
Fair Isaac Corp. ......................       507        20,610
FalconStor Software, Inc. (a)..........       200         1,730
Hyperion Solutions Corp. (a)...........       466        16,748
i2 Technologies, Inc. (a)..............       110         2,510
Informatica Corp. (a)..................       698         8,523
InterVoice, Inc. (a)...................       307         2,352
Jack Henry & Associates, Inc. .........       672        14,381
JDA Software Group, Inc. (a)...........       238         3,277
Kronos, Inc. (a).......................       247         9,075
Lawson Software, Inc. (a)..............     1,106         8,173
Macrovision Corp. (a)..................       417        11,784
Magma Design Automation, Inc. (a)......       233         2,081
Manhattan Associates, Inc. (a).........       219         6,587
Mentor Graphics Corp. (a)..............       646        11,647
MICROS Systems, Inc. (a)...............       314        16,548
MicroStrategy, Inc. (a)................        79         9,007
Midway Games, Inc. (a).................        79           551
MSC Software Corp. (a).................       316         4,813
NAVTEQ Corp. (a).......................       732        25,598
Novell, Inc. (a).......................     2,683        16,635
Nuance Communications, Inc. (a)........     1,109        12,709
Open Solutions, Inc. (a)...............       165         6,211
Opsware, Inc. (a)......................       744         6,562
Parametric Technology Corp. (a)........       880        15,858

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Progress Software Corp. (a)............       335   $     9,357
Quality Systems, Inc. .................       138         5,143
Quest Software, Inc. (a)...............       449         6,578
Sonic Solutions, Inc. (a)..............       212         3,456
Sybase, Inc. (a).......................       723        17,858
Take-Two Interactive Software, Inc.
  (a)..................................       573        10,176
THQ, Inc. (a)..........................       504        16,390
TIBCO Software, Inc. (a)...............     1,666        15,727
Transaction Systems Architects, Inc.
  (a)..................................       296         9,641
Ulticom, Inc. (a)......................       100           959
Verint Systems, Inc. (a)...............       100         3,428
Wind River Systems, Inc. (a)...........       661         6,775
Witness Systems, Inc. (a)..............       275         4,821
                                                    -----------
                                                        444,326
                                                    -----------
SPECIALTY RETAIL -- 3.2%
Aaron Rents, Inc. (Class B)............       384        11,052
AC Moore Arts & Crafts, Inc. (a).......       111         2,405
Aeropostale, Inc. (a)..................       423        13,058
AnnTaylor Stores Corp. (a).............       579        19,014
Asbury Automotive Group, Inc. .........       204         4,806
Barnes & Noble, Inc. ..................       420        16,678
Bebe Stores, Inc. .....................       184         3,641
Big 5 Sporting Goods Corp. ............       168         4,103
Blockbuster, Inc. (Class A) (a)........     1,397         7,390
Borders Group, Inc. ...................       500        11,175
Buckle, Inc. ..........................        79         4,017
Build-A-Bear Workshop, Inc. (a)........       121         3,390
Cabela's, Inc. (a).....................       350         8,446
Charming Shoppes, Inc. (a).............       990        13,395
Christopher & Banks Corp. .............       294         5,486
Claire's Stores, Inc. .................       716        23,728
Cost Plus, Inc. (a)....................       132         1,360
CSK Auto Corp. (a).....................       346         5,934
DEB Shops, Inc. .......................        29           766
Dick's Sporting Goods, Inc. (a)........       267        13,080
Dress Barn, Inc. (a)...................       371         8,656
DSW, Inc. (Class A) (a)................       120         4,628
GameStop Corp. (Class A) (a)...........       519        28,602
Genesco, Inc. (a)......................       182         6,789
Group 1 Automotive, Inc. ..............       170         8,792
Guess ?, Inc. (a)......................       246        15,604
Guitar Center, Inc. (a)................       221        10,047
Gymboree Corp. (a).....................       254         9,693
Hibbett Sporting Goods, Inc. (a).......       265         8,091
Hot Topic, Inc. (a)....................       351         4,682
J Crew Group, Inc. (a).................       244         9,406
Jo-Ann Stores, Inc. (a)................       184         4,526
Jos. A. Bank Clothiers, Inc. (a).......       146         4,285
Lithia Motors, Inc. (Class A)..........       116         3,336
Mens Wearhouse, Inc. ..................       381        14,577
New York & Co., Inc. (a)...............       180         2,354
OfficeMax, Inc. .......................       577        28,648
Pacific Sunwear of California, Inc.
  (a)..................................       556        10,887
Payless ShoeSource, Inc. (a)...........       525        17,231
Pier 1 Imports, Inc. ..................       645         3,838
Rent-A-Center, Inc. (a)................       549        16,201
Select Comfort Corp. (a)...............       420         7,304
Sonic Automotive, Inc. (Class A).......       231         6,708

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Stage Stores, Inc. ....................       219   $     6,655
Stein Mart, Inc. ......................       217         2,877
Talbots, Inc. .........................       176         4,242
The Cato Corp. (Class A)...............       254         5,819
The Children's Place Retail Stores,
  Inc. (a).............................       189        12,005
The Finish Line, Inc. (Class A)........       322         4,598
The Pep Boys -- Manny, Moe & Jack......       338         5,023
Tractor Supply Co. (a).................       273        12,206
Tween Brands, Inc. (a).................       266        10,621
United Auto Group, Inc. ...............       322         7,590
West Marine, Inc. (a)..................       110         1,900
Zale Corp. (a).........................       381        10,748
Zumiez, Inc. (a).......................       130         3,840
                                                    -----------
                                                        495,933
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Brown Shoe Co., Inc. (a)...............       224        10,694
Carter's, Inc. (a).....................       401        10,226
Columbia Sportswear Co. ...............       107         5,960
CROCS, Inc. (a)........................       298        12,874
Deckers Outdoor Corp. (a)..............        85         5,096
Fossil, Inc. (a).......................       387         8,738
Hanesbrands, Inc. (a)..................       757        17,880
Heelys, Inc. (a).......................        29           931
K-Swiss, Inc. (Class A)................       209         6,425
Kellwood Co. ..........................       189         6,146
Kenneth Cole Productions, Inc. (Class
  A)...................................        98         2,351
Maidenform Brands, Inc. (a)............       125         2,265
Movado Group, Inc. ....................       145         4,205
Oxford Industries, Inc. ...............       126         6,256
Phillips-Van Heusen Corp. .............       436        21,874
Quiksilver, Inc. (a)...................       964        15,183
Skechers USA, Inc. (a).................       185         6,162
Steven Madden, Ltd. ...................       159         5,579
Stride Rite Corp. .....................       276         4,162
The Timberland Co. (Class A) (a).......       412        13,011
Under Armour, Inc. (Class A) (a).......       229        11,553
UniFirst Corp. ........................       109         4,187
Volcom, Inc. (a).......................       112         3,312
Warnaco Group, Inc. (a)................       367         9,314
Wolverine World Wide, Inc. ............       444        12,663
Xerium Technologies, Inc. .............       166         1,625
                                                    -----------
                                                        208,672
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 1.8%
Accredited Home Lenders Holding Co.
  (a)..................................       189         5,156
Anchor Bancorp Wisconsin, Inc. ........       162         4,669
Bank Mutual Corp. .....................       475         5,752
BankAtlantic Bancorp, Inc. (Class A)...       370         5,110
BankUnited Financial Corp. ............       287         8,025
Brookline Bancorp, Inc. ...............       507         6,677
Capitol Federal Financial..............       170         6,531
Charter Financial Corp. ...............        30         1,546
CharterMac.............................       407         8,738
City Bank..............................       115         4,099
Clayton Holdings, Inc. (a).............        90         1,684
Clifton Savings Bancorp, Inc. .........       112         1,365
Corus Bankshares, Inc. ................       273         6,298
Dime Community Bancshares..............       270         3,783
Doral Financial Corp. .................       756         2,170

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Downey Financial Corp. ................       164   $    11,903
Fidelity Bankshares, Inc. .............       184         7,299
First Busey Corp. .....................       131         3,020
First Financial Holdings, Inc. ........        95         3,722
First Niagara Financial Group, Inc. ...       880        13,077
First Place Financial Corp. ...........       132         3,101
FirstFed Financial Corp. (a)...........       132         8,840
Flagstar Bancorp, Inc. ................       310         4,600
Flushing Financial Corp. ..............       160         2,731
Franklin Bank Corp. (a)................       191         3,923
Fremont General Corp. .................       535         8,672
IndyMac Bancorp, Inc. .................       548        24,748
Kearny Financial Corp. ................       174         2,794
KNBT Bancorp, Inc. ....................       220         3,681
MAF Bancorp, Inc. .....................       246        10,994
NetBank, Inc. .........................       375         1,740
NewAlliance Bancshares, Inc. ..........       814        13,350
Northwest Bancorp, Inc. ...............       169         4,641
OceanFirst Financial Corp. ............        67         1,536
Ocwen Financial Corp. (a)..............       299         4,742
Partners Trust Financial Group,
  Inc. ................................       346         4,027
PFF Bancorp, Inc. .....................       171         5,901
Provident Financial Services, Inc. ....       483         8,757
Provident New York Bancorp.............       337         5,048
Roma Financial Corp. (a)...............        81         1,341
TierOne Corp. .........................       137         4,331
Triad Guaranty, Inc. (a)...............        98         5,377
TrustCo Bank Corp. NY..................       601         6,683
United Community Financial Corp. ......       220         2,693
W Holding Co., Inc. ...................     1,071         6,383
Washington Federal, Inc. ..............       698        16,424
Wauwatosa Holdings, Inc. (a)...........        80         1,426
WSFS Financial Corp. ..................        50         3,346
                                                    -----------
                                                        282,454
                                                    -----------
TOBACCO -- 0.1%
Universal Corp. .......................       205        10,047
Vector Group, Ltd. ....................       238         4,225
                                                    -----------
                                                         14,272
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aircastle, Ltd. .......................        73         2,154
Applied Industrial Technologies,
  Inc. ................................       315         8,288
Beacon Roofing Supply, Inc. (a)........       350         6,587
BlueLinx Holdings, Inc. ...............        95           988
GATX Corp. ............................       356        15,426
H&E Equipment Services, Inc. (a).......       129         3,195
Interline Brands, Inc. (a).............       243         5,460
Kaman Corp. (Class A)..................       187         4,187
Lawson Products, Inc. .................        34         1,560
MSC Industrial Direct Co., Inc. (Class
  A)...................................       371        14,525
TAL International Group, Inc. .........       134         3,576
TransDigm Group, Inc. (a)..............       110         2,916
UAP Holding Corp. .....................       315         7,932

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
United Rentals, Inc. (a)...............       524   $    13,325
Watsco, Inc. ..........................       195         9,196
Wesco International, Inc. (a)..........       388        22,818
Williams Scotsman International, Inc.
  (a)..................................       192         3,767
                                                    -----------
                                                        125,900
                                                    -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. .......................        82         1,916
Macquarie Infrastructure Co. Trust.....       273         9,686
                                                    -----------
                                                         11,602
                                                    -----------
WATER UTILITIES -- 0.3%
American States Water Co. .............       135         5,214
Aqua America, Inc. ....................     1,044        23,782
California Water Service Group.........       154         6,222
SJW Corp. .............................        96         3,721
                                                    -----------
                                                         38,939
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
Centennial Communications Corp. .......       190         1,366
Dobson Communications Corp. (Class A)
  (a)..................................     1,186        10,330
FiberTower Corp. (a)...................       937         5,510
ICO Global Communications Holdings,
  Ltd. (a).............................       879         4,017
iPCS, Inc. (a).........................        87         4,816
Leap Wireless International, Inc.
  (a)..................................       374        22,242
SBA Communications Corp. (a)...........       701        19,277
Syniverse Holdings, Inc. (a)...........       225         3,373
USA Mobility, Inc. ....................       201         4,496
                                                    -----------
                                                         75,427
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $15,160,490)...................              15,270,129
                                                    -----------
RIGHTS -- 0.0% (B)
Affordable Residential Communities,
  Inc. (expiring 1/23/07) (a) (c)......       389           343
Revlon, Inc. (expiring 1/19/07) (a)....     1,860            93
                                                    -----------
TOTAL RIGHTS
  (Cost $0)............................                     436
                                                    -----------
WARRANTS -- 0.0% (B)
Pegasus (a)
  (Cost $0)............................        97            --
                                                    -----------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime
  Fund (Cost $58,609)..................    58,609        58,609
                                                    -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $15,219,099)...................              15,329,174
OTHER ASSETS AND
  LIABILITIES -- (0.2)%................                 (26,906)
                                                    -----------
NET ASSETS -- 100.0%...................             $15,302,268
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.6%
AAR Corp. (a).........................      3,267   $    95,364
Argon ST, Inc. (a)....................      1,272        27,399
Armor Holdings, Inc. (a)..............      2,954       162,027
BE Aerospace, Inc. (a)................      6,945       178,347
Ceradyne, Inc. (a)....................      2,234       126,221
DynCorp International, Inc. (a).......      2,272        36,057
EDO Corp. ............................      1,357        32,215
Hexcel Corp. (a)......................      8,281       144,172
Innovative Solutions & Support, Inc.
  (a).................................      1,058        18,018
Ionatron, Inc. (a)....................      2,444        10,020
K&F Industries Holdings, Inc. (a).....      1,577        35,814
Moog, Inc. (a)........................      3,381       129,120
MTC Technologies, Inc. (a)............        900        21,195
Orbital Sciences Corp. (a)............      5,373        99,078
Taser International, Inc. (a).........      5,428        41,307
Teledyne Technologies, Inc. (a).......      2,844       114,130
United Industrial Corp. ..............        833        42,275
                                                    -----------
                                                      1,312,759
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.8%
ABX Air, Inc. (a).....................      5,180        35,898
Atlas Air Worldwide Holdings, Inc.
  (a).................................      1,306        58,117
EGL, Inc. (a).........................      2,915        86,809
Forward Air Corp. ....................      2,695        77,966
HUB Group, Inc. (Class A) (a).........      3,513        96,783
Pacer International, Inc. ............      3,243        96,544
UTI Worldwide, Inc. ..................      7,159       214,054
                                                    -----------
                                                        666,171
                                                    -----------
AIRLINES -- 1.4%
AirTran Holdings, Inc. (a)............      8,042        94,413
Allegiant Travel Co. (a)..............        400        11,224
Continental Airlines, Inc. (Class B)
  (a).................................      7,922       326,783
ExpressJet Holdings, Inc. (a).........      4,375        35,438
JetBlue Airways Corp. (a).............     14,487       205,715
Republic Airways Holdings, Inc. (a)...      2,898        48,628
SkyWest, Inc. ........................      5,675       144,769
US Airways Group, Inc. (a)............      5,767       310,553
                                                    -----------
                                                      1,177,523
                                                    -----------
AUTO COMPONENTS -- 0.8%
Drew Industries, Inc. (a).............      1,695        44,087
Gentex Corp. .........................     12,753       198,437
LKQ Corp. (a).........................      4,424       101,708
The Goodyear Tire & Rubber Co. (a)....     13,981       293,461
                                                    -----------
                                                        637,693
                                                    -----------
AUTOMOBILES -- 0.3%
Fleetwood Enterprises, Inc. (a).......      5,647        44,668
Thor Industries, Inc. ................      3,385       148,906
Winnebago Industries, Inc. ...........      2,615        86,060
                                                    -----------
                                                        279,634
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a).............        881   $    31,699
Coca-Cola Hellenic Bottling Co. SA....        340        23,266
Hansen Natural Corp. (a)..............      6,400       215,552
Jamba, Inc. (a).......................      1,900        19,133
                                                    -----------
                                                        289,650
                                                    -----------
BIOTECHNOLOGY -- 4.0%
Alexion Pharmaceuticals, Inc. (a).....      3,037       122,664
Alkermes, Inc. (a)....................      8,959       119,782
Altus Pharmaceuticals, Inc. (a).......      1,162        21,904
Applera Corp. -- Celera Genomics Group
  (a).................................      6,863        96,013
Arena Pharmaceuticals, Inc. (a).......      5,066        65,402
Ariad Pharmaceuticals, Inc. (a).......      5,521        28,378
BioMarin Pharmaceuticals, Inc. (a)....      8,158       133,710
Cepheid, Inc. (a).....................      4,867        41,370
Coley Pharmaceutical Group, Inc.
  (a).................................      1,609        15,591
Cubist Pharmaceuticals, Inc. (a)......      4,863        88,069
CV Therapeutics, Inc. (a).............      4,837        67,525
Dendreon Corp. (a)....................      6,410        26,730
Digene Corp. (a)......................      1,999        95,792
Encysive Pharmaceuticals, Inc. (a)....      5,063        21,315
Enzon Pharmaceuticals, Inc. (a).......      3,934        33,478
Geron Corp. (a).......................      5,941        52,162
Human Genome Sciences, Inc. (a).......     11,530       143,433
ICOS Corp. (a)........................      5,349       180,743
Idenix Pharmaceuticals, Inc. (a)......      1,799        15,633
ImClone Systems, Inc. (a).............      5,300       141,828
InterMune, Inc. (a)...................      2,261        69,526
Isis Pharmaceuticals, Inc. (a)........      6,952        77,306
Keryx Biopharmaceuticals, Inc. (a)....      3,619        48,133
Lexicon Genetics, Inc. (a)............      5,881        21,230
Ligand Pharmaceuticals, Inc. (Class B)
  (a).................................      5,188        56,809
MannKind Corp. (a)....................      3,560        58,704
Martek Biosciences Corp. (a)..........      2,815        65,702
Maxygen, Inc. (a).....................      2,631        28,336
Medarex, Inc. (a).....................     10,811       159,895
Momenta Pharmaceuticals, Inc. (a).....      2,269        35,691
Myriad Genetics, Inc. (a).............      3,528       110,426
Neurocrine Biosciences, Inc. (a)......      3,421        35,647
Northfield Laboratories, Inc. (a).....      2,247         9,145
Nuvelo, Inc. (a)......................      4,332        17,328
Onyx Pharmaceuticals, Inc. (a)........      3,677        38,903
OSI Pharmaceuticals, Inc. (a).........      5,121       179,133
PDL BioPharma, Inc. (a)...............     10,161       204,643
Pharmion Corp. (a)....................      2,393        61,596
Progenics Pharmaceuticals, Inc. (a)...      2,003        51,557
Regeneron Pharmaceuticals, Inc. (a)...      5,702       114,439
Renovis, Inc. (a).....................      2,078         6,566
Tanox, Inc. (a).......................      2,138        42,546
Telik, Inc. (a).......................      4,648        20,591
Theravance, Inc. (a)..................      4,144       128,008
United Therapeutics Corp. (a).........      1,902       103,412
Zymogenetics, Inc. (a)................      3,416        53,187
                                                    -----------
                                                      3,309,981
                                                    -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BUILDING PRODUCTS -- 0.3%
Griffon Corp. (a).....................      2,357   $    60,104
Jacuzzi Brands, Inc. (a)..............      6,914        85,941
Simpson Manufacturing Co., Inc. ......      3,350       106,027
Trex Co., Inc. (a)....................      1,124        25,728
                                                    -----------
                                                        277,800
                                                    -----------
CAPITAL MARKETS -- 1.1%
ACA Capital Holdings, Inc. (a)........        614         9,492
Affiliated Managers Group, Inc. (a)...      2,665       280,172
Calamos Asset Management, Inc. (Class
  B)..................................      2,028        54,411
GFI Group, Inc. (a)...................      1,375        85,608
Greenhill & Co., Inc. ................      1,046        77,195
Investors Financial Services Corp. ...      5,727       244,371
KBW, Inc. (a).........................        607        17,840
optionsXpress Holdings, Inc. .........      3,967        90,011
Penson Worldwide, Inc. (a)............      1,535        42,074
TradeStation Group, Inc. (a)..........      3,100        42,625
                                                    -----------
                                                        943,799
                                                    -----------
CHEMICALS -- 0.9%
American Vanguard Corp. ..............      1,835        29,177
CF Industries Holdings, Inc. .........      4,423       113,406
Nalco Holding Co. (a).................      8,393       171,721
Rockwood Holdings, Inc. (a)...........      3,198        80,781
Symyx Technologies, Inc. (a)..........      2,914        62,913
Terra Industries, Inc. (a)............      8,190        98,116
The Scotts Miracle-Gro Co. (Class
  A)..................................      4,076       210,525
                                                    -----------
                                                        766,639
                                                    -----------
COMMERCIAL BANKS -- 2.3%
Bank of the Ozarks, Inc. .............      1,102        36,432
Boston Private Financial Holdings,
  Inc. ...............................      3,235        91,259
Cascade Bancorp.......................      1,892        58,709
Cathay General Bancorp................      3,937       135,866
CoBiz, Inc. ..........................      1,317        29,027
East West Bancorp, Inc. ..............      5,132       181,775
First Community Bancorp, Inc. ........      2,398       125,343
Hanmi Financial Corp. ................      4,370        98,456
Nara Bancorp, Inc. ...................      1,975        41,317
Old Second Bancorp, Inc. .............      1,129        33,080
PrivateBancorp, Inc. .................      1,872        77,931
Prosperity Bancshares, Inc. ..........      2,913       100,528
Signature Bank (a)....................      2,612        80,920
Sterling Financial
  Corp. -- Washington.................      3,720       125,773
Texas Capital Bancshares, Inc. (a)....      2,310        45,923
Trico Bancshares......................      1,344        36,570
UCBH Holdings, Inc. ..................      8,373       147,030
Umpqua Holdings Corp. ................      5,106       150,270
United Community Banks, Inc. .........      3,555       114,898
Virginia Commerce Bancorp, Inc. (a)...      1,662        33,040
Western Alliance Bancorp (a)..........      1,727        60,048
Wintrust Financial Corp. .............      2,298       110,350
                                                    -----------
                                                      1,914,545
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.7%
ACCO Brands Corp. (a).................      4,295       113,689
Administaff, Inc. ....................      2,220        94,949
Advisory Board Co. (a)................      1,638        87,698
American Reprographics Co. (a)........      2,295        76,446

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
CBIZ, Inc. (a)........................      4,909   $    34,216
Cenveo, Inc. (a)......................      3,795        80,454
Clean Harbors, Inc. (a)...............      1,358        65,741
Copart, Inc. (a)......................      5,997       179,910
Corrections Corp. of America (a)......      5,305       239,945
CoStar Group, Inc. (a)................      1,664        89,124
Covanta Holding Corp. (a).............      7,935       174,887
CRA International, Inc. (a)...........      1,014        53,134
Diamond Management & Technology
  Consultants, Inc. ..................      2,863        35,616
ExlService Holdings, Inc. (a).........        446         9,384
First Advantage Corp. (Class A) (a)...        659        15,131
FTI Consulting, Inc. (a)..............      3,560        99,288
Fuel Tech, Inc. (a)...................      1,500        36,960
Global Cash Access, Inc. (a)..........      4,065        65,975
Healthcare Services Group, Inc. ......      2,138        61,916
HNI Corp. ............................      3,557       157,966
Hudson Highland Group, Inc. (a).......      2,129        35,512
Huron Consulting Group, Inc. (a)......      1,317        59,713
IHS, Inc. (a).........................      2,664       105,175
Kforce, Inc. (a)......................      3,533        42,997
Knoll, Inc. ..........................      3,840        84,480
Korn/Ferry International (a)..........      3,804        87,340
Labor Ready, Inc. (a).................      4,613        84,556
LECG Corp. (a)........................      2,087        38,568
Mine Safety Appliances Co. ...........      2,473        90,635
Mobile Mini, Inc. (a).................      3,134        84,430
Navigant Consulting, Inc. (a).........      4,905        96,923
Pike Electric Corp. (a)...............      1,543        25,197
Resources Connection, Inc. (a)........      4,059       129,239
Rollins, Inc. ........................      3,148        69,602
SAIC, Inc. (a)........................      7,642       135,951
Spherion Corp. (a)....................      5,130        38,116
Steelcase, Inc. (Class A).............      5,574       101,224
Stericycle, Inc. (a)..................      3,897       294,223
TeleTech Holdings, Inc. (a)...........      3,160        75,461
Tetra Tech, Inc. (a)..................      5,099        92,241
The Brink's Co. ......................      3,968       253,635
Waste Connections, Inc. (a)...........      4,089       169,898
                                                    -----------
                                                      3,967,545
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 3.0%
Acme Packet, Inc. (a).................      1,016        20,970
Adtran, Inc. .........................      5,658       128,437
Arris Group, Inc. (a).................      9,485       118,657
Avocent Corp. (a).....................      3,967       134,283
C-COR.net Corp. (a)...................      3,842        42,800
Comtech Telecommunications Corp.
  (a).................................      2,035        77,472
Extreme Networks, Inc. (a)............      9,469        39,675
F5 Networks, Inc. (a).................      3,580       265,672
Finisar Corp. (a).....................     22,014        71,105
Foundry Networks, Inc. (a)............     11,225       168,151
Harmonic, Inc. (a)....................      6,415        46,637
Hughes Communications, Inc. (a).......        568        26,554
InterDigital Communications Corp.
  (a).................................      4,630       155,337
Ixia (a)..............................      3,144        30,182
Loral Space & Communications, Ltd.
  (a).................................      1,147        46,706
Netgear, Inc. (a).....................      2,965        77,831
Optium Corp. (a)......................        464        11,572

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Packeteer, Inc. (a)...................      2,956   $    40,202
Plantronics, Inc. ....................      4,264        90,397
Polycom, Inc. (a).....................      7,821       241,747
Redback Networks, Inc. (a)............      5,264       131,284
Riverbed Technology, Inc. (a).........        780        23,946
SafeNet, Inc. (a).....................      2,290        54,823
Sonus Networks, Inc. (a)..............     22,624       149,092
Symmetricom, Inc. (a).................      3,948        35,216
Tekelec (a)...........................      5,960        88,387
Utstarcom, Inc. (a)...................      9,441        82,609
Viasat, Inc. (a)......................      2,373        70,739
                                                    -----------
                                                      2,470,483
                                                    -----------
COMPUTERS & PERIPHERALS -- 1.2%
Avid Technology, Inc. (a).............      3,774       140,619
Brocade Communications Systems, Inc.
  (a).................................     23,998       197,024
Hypercom Corp. (a)....................      4,385        27,845
Intermec, Inc. (a)....................      4,337       105,259
Komag, Inc. (a).......................      2,753       104,284
McDATA Corp. (Class A) (a)............     14,263        79,160
Novatel Wireless, Inc. (a)............      2,560        24,755
Palm, Inc. (a)........................      8,397       118,314
Presstek, Inc. (a)....................      2,471        15,715
Rackable Systems, Inc. (a)............      2,427        75,164
Stratasys, Inc. (a)...................        904        28,395
Synaptics, Inc. (a)...................      2,234        66,327
                                                    -----------
                                                        982,861
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.2%
Infrasource Services, Inc. (a)........      3,567        77,654
Perini Corp. (a)......................      1,821        56,050
                                                    -----------
                                                        133,704
                                                    -----------
CONSTRUCTION MATERIALS -- 0.6%
Eagle Materials, Inc. ................      4,309       186,278
Florida Rock Industries, Inc. ........      4,564       196,480
Headwaters, Inc. (a)..................      3,740        89,611
                                                    -----------
                                                        472,369
                                                    -----------
CONSUMER FINANCE -- 1.0%
Advance America Cash Advance Centers,
  Inc. ...............................      5,288        77,469
Cash America International, Inc. .....      2,633       123,488
CompuCredit Corp. (a).................      2,902       115,529
Credit Acceptance Corp. (a)...........        183         6,099
First Cash Financial Services, Inc.
  (a).................................      2,563        66,305
First Marblehead Corp. ...............      5,381       294,044
Nelnet, Inc. (a)......................      1,919        52,504
World Acceptance Corp. (a)............      1,484        69,674
                                                    -----------
                                                        805,112
                                                    -----------
CONTAINERS & PACKAGING -- 0.2%
Graphic Packaging Corp. (a)...........      8,895        38,515
Myers Industries, Inc. ...............      2,419        37,882
Silgan Holdings, Inc. ................      2,025        88,938
                                                    -----------
                                                        165,335
                                                    -----------
DISTRIBUTORS -- 0.1%
Keystone Automotive Industries, Inc.
  (a).................................      1,458        49,557
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
DIVERSIFIED CONSUMER SERVICES -- 2.3%
Bright Horizons Family Solutions, Inc.
  (a).................................      2,351   $    90,890
Career Education Corp. (a)............      8,420       208,648
Coinstar, Inc. (a)....................      2,463        75,294
Corinthian Colleges, Inc. (a).........      7,636       104,079
DeVry, Inc. ..........................      5,426       151,928
Educate, Inc. (a).....................      1,799        12,809
ITT Educational Services, Inc. (a)....      3,696       245,303
Jackson Hewitt Tax Service, Inc. .....      2,800        95,116
Laureate Education, Inc. (a)..........      4,249       206,629
Lincoln Educational Services Corp.
  (a).................................        321         4,330
Matthews International Corp. (Class
  A)..................................      2,811       110,613
Pre-Paid Legal Services, Inc. (a).....      1,134        44,373
Regis Corp. ..........................      4,027       159,228
Sotheby's Holdings, Inc. .............      5,676       176,069
Steiner Leisure, Ltd. (a).............      1,463        66,566
Strayer Education, Inc. ..............      1,271       134,790
Universal Technical Institute, Inc.
  (a).................................      2,078        46,152
                                                    -----------
                                                      1,932,817
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
Asset Acceptance Capital Corp. (a)....      1,351        22,724
Encore Capital Group, Inc. (a)........      1,542        19,429
IntercontinentalExchange, Inc. (a)....      4,807       518,675
International Securities Exchange,
  Inc. ...............................      3,161       147,903
Nasdaq Stock Market, Inc. (a).........      8,665       266,796
Portfolio Recovery Associates, Inc.
  (a).................................      1,368        63,872
                                                    -----------
                                                      1,039,399
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
Broadwing Corp. (a)...................      5,855        91,455
Cbeyond, Inc. (a).....................      1,440        44,050
Cincinnati Bell, Inc. (a).............     21,829        99,759
Covad Communications Group, Inc.
  (a).................................     26,068        35,974
General Communication, Inc. (Class A)
  (a).................................      4,228        66,506
Global Crossing, Ltd. (a).............      1,645        40,385
Globalstar, Inc. (a)..................        668         9,292
NeuStar, Inc. (Class A) (a)...........      6,564       212,936
NTELOS Holdings Corp. (a).............      1,289        23,047
Premiere Global Services, Inc. (a)....      6,251        59,009
Time Warner Telecom, Inc. (Class A)
  (a).................................     11,026       219,748
Vonage Holdings Corp. (a).............      3,599        24,977
                                                    -----------
                                                        927,138
                                                    -----------
ELECTRIC UTILITIES -- 0.1%
ITC Holdings Corp. ...................      2,479        98,912
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.4%
Acuity Brands, Inc. ..................      3,813       198,428
American Superconductor Corp. (a).....      2,932        28,763
Encore Wire Corp. (a).................      1,467        32,289
Energy Conversion Devices, Inc. (a)...      3,459       117,537
EnerSys (a)...........................      2,241        35,856
Evergreen Solar, Inc. (a).............      5,956        45,087
First Solar, Inc. (a).................      1,800        53,640
Franklin Electric Co., Inc. ..........      1,458        74,927
FuelCell Energy, Inc. (a).............      4,331        27,978
General Cable Corp. (a)...............      4,565       199,536
Genlyte Group, Inc. (a)...............      2,243       175,201
II-VI, Inc. (a).......................      2,141        59,820

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Medis Technologies, Ltd. (a)..........      1,787   $    31,147
Plug Power, Inc. (a)..................      5,741        22,332
Power-One, Inc. (a)...................      6,705        48,812
Vicor Corp. ..........................      1,687        18,743
                                                    -----------
                                                      1,170,096
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.1%
Aeroflex, Inc. (a)....................      6,637        77,786
Benchmark Electronics, Inc. (a).......      5,726       139,485
Brightpoint, Inc. (a).................      4,469        60,108
Cogent, Inc. (a)......................      3,486        38,381
Cognex Corp. .........................      3,578        85,228
CTS Corp. ............................      3,197        50,193
Daktronics, Inc. .....................      3,260       120,131
Dolby Laboratories, Inc. (a)..........      2,923        90,671
Echelon Corp. (a).....................      2,927        23,416
FLIR Systems, Inc. (a)................      6,148       195,691
Global Imaging Systems, Inc. (a)......      4,668       102,462
Insight Enterprises, Inc. (a).........      4,278        80,726
Itron, Inc. (a).......................      2,271       117,729
L-1 Identity Solutions, Inc. (a)......      5,975        90,402
Measurement Specialties, Inc. (a).....      1,214        26,271
Mercury Computer System, Inc. (a).....      1,903        25,424
Mettler Toledo International, Inc.
  (a).................................      3,506       276,448
MTS Systems Corp. ....................      1,615        62,371
Multi-Fineline Electronix, Inc. (a)...        845        17,145
National Instruments Corp. ...........      4,678       127,429
Rofin-Sinar Technologies, Inc. (a)....      1,350        81,621
Rogers Corp. (a)......................      1,567        92,688
Sanmina-SCI Corp. (a).................     47,726       164,655
Scansource, Inc. (a)..................      2,250        68,400
Smart Modular Technologies
  (WWH), Inc. (a).....................      1,981        26,664
Sunpower Corp. (a)....................      1,339        49,771
Trimble Navigation, Ltd. (a)..........      4,878       247,461
TTM Technologies, Inc. (a)............      3,682        41,717
                                                    -----------
                                                      2,580,474
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.8%
Atwood Oceanics, Inc. (a).............      2,387       116,891
Basic Energy Services, Inc. (a).......      1,430        35,250
CARBO Ceramics, Inc. .................      1,748        65,323
Complete Production Services, Inc.
  (a).................................      3,693        78,292
Dresser-Rand Group, Inc. (a)..........      5,899       144,349
Dril-Quip, Inc. (a)...................      2,100        82,236
Global Industries, Inc. (a)...........      7,602        99,130
Grey Wolf, Inc. (a)...................     17,344       118,980
Gulfmark Offshore, Inc. (a)...........      1,598        59,781
Helmerich & Payne, Inc. ..............      8,472       207,310
Hercules Offshore, Inc. (a)...........      2,781        80,371
Hornbeck Offshore Services, Inc.
  (a).................................      2,111        75,363
Hydril (a)............................      1,644       123,612
Input/Output, Inc. (a)................      6,255        85,256
Lufkin Industries, Inc. ..............      1,317        76,491
NATCO Group, Inc. (a).................      1,263        40,264
Newpark Resources, Inc. (a)...........      7,987        57,586
Oceaneering International, Inc. (a)...      4,793       190,282
Oil States International, Inc. (a)....      4,106       132,336
Parker Drilling Co. (a)...............      9,670        79,004
Pioneer Drilling Co. (a)..............      4,407        58,525

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RPC, Inc. ............................      3,546   $    59,856
Superior Energy Services, Inc. (a)....      7,042       230,133
Superior Well Services, Inc. (a)......        911        23,285
Tetra Technologies, Inc. (a)..........      6,372       162,996
Todco (Class A) (a)...................      5,116       174,814
Unit Corp. (a)........................      4,147       200,922
Universal Compression Holdings, Inc.
  (a).................................      2,750       170,802
W-H Energy Services, Inc. (a).........      2,639       128,493
                                                    -----------
                                                      3,157,933
                                                    -----------
FOOD & STAPLES RETAILING -- 1.1%
BJ'S Wholesale Club, Inc. (a).........      5,766       179,380
Central European Distribution Corp.
  (a).................................      2,587        76,834
Pantry, Inc. (a)......................      2,024        94,804
Performance Food Group Co. (a)........      2,887        79,797
Rite Aid Corp. (a)....................     46,714       254,124
Smart & Final, Inc. (a)...............      1,159        21,905
The Andersons, Inc. ..................      1,504        63,755
United Natural Foods, Inc. (a)........      3,484       125,145
                                                    -----------
                                                        895,744
                                                    -----------
FOOD PRODUCTS -- 0.4%
Flowers Foods, Inc. ..................      5,042       136,083
J&J Snack Foods Corp. ................      1,230        50,922
Peet's Coffee & Tea, Inc. (a).........      1,240        32,538
Sanderson Farms, Inc. ................      1,583        47,949
Seaboard Corp. .......................         33        58,245
                                                    -----------
                                                        325,737
                                                    -----------
GAS UTILITIES -- 0.3%
Energen Corp. ........................      5,818       273,097
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.6%
Align Technology, Inc. (a)............      4,938        68,984
American Medical Systems Holdings,
  Inc. (a)............................      6,177       114,398
Analogic Corp. .......................      1,227        68,884
Arrow International, Inc. ............      2,012        71,185
Arthrocare Corp. (a)..................      2,323        92,734
Aspect Medical Systems, Inc. (a)......      1,494        28,102
Biosite, Inc. (a).....................      1,521        74,301
Conor Medsystems, Inc. (a)............      3,336       104,517
Cyberonics, Inc. (a)..................      1,794        37,028
Edwards Lifesciences Corp. (a)........      5,193       244,279
ev3, Inc. (a).........................      1,755        30,239
Foxhollow Technologies, Inc. (a)......      1,680        36,254
Gen-Probe, Inc. (a)...................      4,624       242,159
Greatbatch, Inc. (a)..................      1,912        51,471
Haemonetics Corp. (a).................      2,389       107,553
Hologic, Inc. (a).....................      4,725       223,398
I-Flow Corp. (a)......................      2,081        31,111
ICU Medical, Inc. (a).................      1,175        47,799
IDEXX Laboratories, Inc. (a)..........      2,792       221,406
Immucor, Inc. (a).....................      6,045       176,695
Integra LifeSciences Holdings Corp.
  (a).................................      1,779        75,768
Intuitive Surgical, Inc. (a)..........      3,276       314,168
Inverness Medical Innovations, Inc.
  (a).................................      3,024       117,029
Kensey Nash Corp. (a).................      1,012        32,182
Kinetic Concepts, Inc. (a)............      4,569       180,704
Kyphon, Inc. (a)......................      3,919       158,328
Life Cell Corp. (a)...................      2,994        72,275

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Mentor Corp. .........................      3,725   $   182,041
Meridian Bioscience, Inc. ............      1,987        48,741
Merit Medical Systems, Inc. (a).......      2,359        37,367
NuVasive, Inc. (a)....................      2,835        65,488
OraSure Technologies, Inc. (a)........      3,711        30,653
Palomar Medical Technologies, Inc.
  (a).................................      1,460        73,978
PolyMedica Corp. .....................      2,101        84,901
ResMed, Inc. (a)......................      6,763       332,875
Respironics, Inc. (a).................      6,461       243,903
Sirona Dental Systems, Inc. ..........      1,607        61,886
SonoSite, Inc. (a)....................      1,444        44,663
SurModics, Inc. (a)...................      1,460        45,435
Symmetry Medical, Inc. (a)............      2,644        36,566
Thoratec Corp. (a)....................      4,313        75,822
Viasys Healthcare, Inc. (a)...........      2,858        79,509
Vital Signs, Inc. ....................        720        35,942
West Pharmaceutical Services, Inc. ...      2,860       146,518
Wright Medical Group, Inc. (a)........      3,037        70,701
                                                    -----------
                                                      4,719,940
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.8%
Alliance Imaging, Inc. (a)............      1,846        12,276
Amedisys, Inc. (a)....................      2,253        74,056
AMERIGROUP Corp. (a)..................      4,632       166,243
AMN Healthcare Services, Inc. (a).....      3,083        84,906
Amsurg Corp. (a)......................      2,590        59,570
Apria Healthcare Group, Inc. (a)......      3,756       100,097
Assisted Living Concepts, Inc. (a)....      5,006        49,509
Centene Corp. (a).....................      3,808        93,563
Cross Country Healthcare, Inc. (a)....      2,248        49,051
Gentiva Health Services, Inc. (a).....      2,239        42,675
HealthExtras, Inc. (a)................      2,611        62,925
Healthsouth Corp. (a).................      7,094       160,679
Healthspring, Inc. (a)................      4,043        82,275
Healthways, Inc. (a)..................      3,083       147,090
inVentiv Health, Inc. (a).............      2,568        90,779
LCA-Vision, Inc. .....................      1,851        63,600
LifePoint Hospitals, Inc. (a).........      4,818       162,367
Matria Healthcare, Inc. (a)...........      1,866        53,610
Molina Healthcare, Inc. (a)...........      1,248        40,572
National Healthcare Corp. ............        715        39,468
Nighthawk Radiology Holdings, Inc.
  (a).................................      1,584        40,392
Odyssey Healthcare, Inc. (a)..........      3,042        40,337
Option Care, Inc. ....................      2,151        30,652
Pediatrix Medical Group, Inc. (a).....      4,340       212,226
PSS World Medical, Inc. (a)...........      6,003       117,239
Psychiatric Solutions, Inc. (a).......      4,695       176,156
Radiation Therapy Services, Inc.
  (a).................................      1,017        32,056
Sierra Health Services, Inc. (a)......      4,638       167,154
Sunrise Assisted Living, Inc. (a).....      3,884       119,316
Symbion, Inc. (a).....................      1,966        36,391
United Surgical Partners (a)..........      3,979       112,805
VCA Antech, Inc. (a)..................      7,345       236,436
Visicu, Inc. (a)......................      1,617        18,110
WellCare Health Plans, Inc. (a).......      3,051       210,214
                                                    -----------
                                                      3,184,795
                                                    -----------
HEALTH CARE TECHNOLOGY -- 1.0%
Allscripts Healthcare Solutions, Inc.
  (a).................................      3,938       106,287
Cerner Corp. (a)......................      5,436       247,338

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Dendrite International, Inc. (a)......      3,375   $    36,146
Eclipsys Corp. (a)....................      4,181        85,961
Emdeon Corp. (a)......................     13,271       164,428
Per-Se Technologies, Inc. (a).........      3,016        83,784
The TriZetto Group, Inc. (a)..........      3,841        70,559
WebMD Health Corp. (a)................        735        29,415
                                                    -----------
                                                        823,918
                                                    -----------
HOTELS RESTAURANTS & LEISURE -- 3.5%
American Real Estate Partners LP......        552        47,323
Ameristar Casinos, Inc. ..............      2,130        65,476
Applebees International, Inc. ........      6,586       162,477
Bally Technologies, Inc. (a)..........      4,167        77,840
BJ's Restaurants, Inc. (a)............      1,240        25,060
Burger King Holdings, Inc. (a)........      2,915        61,506
California Pizza Kitchen, Inc. (a)....      1,789        59,592
CEC Entertainment, Inc. (a)...........      3,000       120,750
Chipotle Mexican Grill, Inc. (a)......      2,851       162,507
Choice Hotels International, Inc. ....      3,255       137,035
CKE Restaurants, Inc. ................      5,607       103,169
Gaylord Entertainment Co. (a).........      3,615       184,112
Great Wolf Resorts, Inc. (a)..........      2,535        35,389
Isle of Capri Casinos, Inc. (a).......      1,773        47,126
Krispy Kreme Doughnuts, Inc. (a)......      5,113        56,754
Life Time Fitness, Inc. (a)...........      2,658       128,940
Multimedia Games, Inc. (a)............      2,472        23,731
O'Charleys, Inc. (a)..................      2,124        45,199
P F Chang's China Bistro, Inc. (a)....      2,352        90,270
Panera Bread Co. (Class A) (a)........      2,779       155,374
Papa John's International, Inc. (a)...      2,057        59,674
Rare Hospitality International, Inc.
  (a).................................      3,046       100,305
Red Robin Gourmet Burgers, Inc. (a)...      1,323        47,429
Ruby Tuesday, Inc. ...................      5,149       141,288
Ruth's Chris Steak House, Inc. (a)....      1,551        28,352
Scientific Games Corp. (Class A)
  (a).................................      6,064       183,315
Shuffle Master, Inc. (a)..............      3,148        82,478
Sonic Corp. (a).......................      6,185       148,131
Texas Roadhouse, Inc. (Class A) (a)...      4,967        65,862
The Cheesecake Factory, Inc. (a)......      6,725       165,435
The Steak n Shake Co. (a).............      2,277        40,075
WMS Industries, Inc. (a)..............      2,540        88,544
                                                    -----------
                                                      2,940,518
                                                    -----------
HOUSEHOLD DURABLES -- 1.0%
Brookfield Homes Corp. ...............      1,024        38,451
Champion Enterprises, Inc. (a)........      6,802        63,667
Helen of Troy, Ltd. (a)...............      2,525        61,257
Hovnanian Enterprises, Inc. (a).......      3,147       106,683
Interface, Inc. (Class A) (a).........      4,678        66,521
iRobot Corp. (a)......................        988        17,843
Jarden Corp. (a)......................      5,646       196,424
Sealy Corp. ..........................      3,940        58,115
Technical Olympic USA, Inc. ..........      1,766        17,960
Tempur-Pedic International, Inc.
  (a).................................      5,516       112,858
The Yankee Candle, Inc. ..............      3,534       121,146
                                                    -----------
                                                        860,925
                                                    -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HOUSEHOLD PRODUCTS -- 0.3%
Church & Dwight Co., Inc. ............      5,699   $   243,062
Spectrum Brands, Inc. (a).............      3,460        37,714
                                                    -----------
                                                        280,776
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
Ormat Technologies, Inc. .............        945        34,795
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. ...............      1,603        42,960
Walter Industries, Inc. ..............      4,508       121,942
                                                    -----------
                                                        164,902
                                                    -----------
INSURANCE -- 1.2%
American Equity Investment Life
  Holding Co. ........................      4,694        61,163
First Acceptance Corp. (a)............      1,710        18,331
HCC Insurance Holdings, Inc. .........      9,822       315,188
Hilb Rogal and Hobbs Co. .............      3,176       133,773
National Financial Partners Corp. ....      2,973       130,723
Philadelphia Consolidated Holding
  Corp. (a)...........................      5,264       234,564
Scottish R Egroup, Ltd. ..............      4,211        22,487
Universal American Financial Corp.
  (a).................................      3,380        63,003
USI Holdings Corp. (a)................      3,374        51,824
                                                    -----------
                                                      1,031,056
                                                    -----------
INTERNET & CATALOG RETAIL -- 1.1%
1-800-FLOWERS.COM, Inc. (Class A)
  (a).................................      2,248        13,848
Blue Nile, Inc. (a)...................      1,255        46,297
Coldwater Creek, Inc. (a).............      5,275       129,343
FTD Group, Inc. (a)...................      1,234        22,076
GSI Commerce, Inc. (a)................      1,567        29,381
Netflix, Inc. (a).....................      5,335       137,963
Nutri/System, Inc. (a)................      2,962       187,761
Overstock.com, Inc. (a)...............        834        13,177
Priceline.com, Inc. (a)...............      3,168       138,157
Stamps.com, Inc. (a)..................      2,008        31,626
ValueVision Media, Inc. (Class A)
  (a).................................      2,760        36,267
VistaPrint, Ltd. (a)..................      3,439       113,865
                                                    -----------
                                                        899,761
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 2.7%
aQuantive, Inc. (a)...................      6,152       151,708
Ariba, Inc. (a).......................      6,831        52,872
CMGI, Inc. (a)........................     40,511        54,285
CNET Networks, Inc. (a)...............     12,275       111,580
DealerTrack Holdings, Inc. (a)........      2,694        79,258
Digital Insight Corp. (a).............      2,651       102,037
Digital River, Inc. (a)...............      3,541       197,552
Digitas, Inc. (a).....................      7,700       103,257
DivX, Inc. (a)........................        805        18,571
EarthLink, Inc. (a)...................     10,214        72,519
Equinix, Inc. (a).....................      2,252       170,296
Infospace, Inc. (a)...................      2,771        56,833
Interwoven, Inc. (a)..................      3,440        50,465
Ipass, Inc. (a).......................      5,137        30,206
j2 Global Communications, Inc. (a)....      4,398       119,846
Jupitermedia Corp. (a)................      1,912        15,143

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
LoopNet, Inc. (a).....................      1,750   $    26,215
Marchex, Inc. (Class B) (a)...........      2,119        28,352
Netratings, Inc. (a)..................      1,286        22,518
NIC, Inc. (a).........................      3,508        17,435
Openwave Systems, Inc. (a)............      8,281        76,434
RealNetworks, Inc. (a)................      9,346       102,245
S1 Corp. (a)..........................      5,980        32,950
SAVVIS Inc. (a).......................      1,151        41,102
SonicWALL, Inc. (a)...................      5,833        49,114
Travelzoo, Inc. (a)...................        240         7,188
Valueclick, Inc. (a)..................      8,691       205,368
Vignette Corp. (a)....................      2,589        44,194
WebEx Communications, Inc. (a)........      4,002       139,630
Websense, Inc. (a)....................      4,221        96,365
                                                    -----------
                                                      2,275,538
                                                    -----------
IT SERVICES -- 2.6%
Acxiom Corp. .........................      5,913       151,669
CACI International, Inc. (Class A)
  (a).................................      2,725       153,963
CIBER, Inc. (a).......................      4,946        33,534
eFunds Corp. (a)......................      4,148       114,070
Euronet Worldwide, Inc. (a)...........      2,851        84,646
Gartner, Inc. (a).....................      6,146       121,629
Heartland Payment Systems, Inc. ......      1,389        39,239
Hewitt Associates, Inc. (Class A)
  (a).................................      9,007       231,930
Kanbay International, Inc. (a)........      2,819        81,103
Keane, Inc. (a).......................      4,564        54,357
Lionbridge Technologies, Inc. (a).....      5,071        32,657
MoneyGram International, Inc. ........      7,537       236,360
Sapient Corp. (a).....................      7,110        39,034
SRA International, Inc. (a)...........      3,656        97,761
SYKES Enterprises, Inc. (a)...........      2,200        38,808
Syntel, Inc. .........................      1,675        44,890
Talx Corp. ...........................      2,701        74,142
The BISYS Group, Inc. (a).............     10,646       137,440
TNS, Inc. (a).........................      2,151        41,407
Tyler Technologies, Inc. (a)..........      3,147        44,247
VeriFone Holdings, Inc. (a)...........      5,264       186,346
Wright Express Corp. (a)..............      3,599       112,181
                                                    -----------
                                                      2,151,413
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Leapfrog Enterprises, Inc. (a)........      3,053        28,942
Marine Products Corp. ................      1,353        15,884
MarineMax, Inc. (a)...................      1,561        40,477
Marvel Entertainment, Inc. (a)........      5,620       151,234
Oakley, Inc. .........................      2,360        47,342
Pool Corp. ...........................      4,537       177,714
RC2 Corp. (a).........................      1,800        79,200
                                                    -----------
                                                        540,793
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.7%
Affymetrix, Inc. (a)..................      5,996       138,268
Albany Molecular Research, Inc. (a)...      2,030        21,437
Bio-Rad Laboratories, Inc. (Class A)
  (a).................................      1,658       136,818
Bruker BioSciences Corp. (a)..........      3,999        30,032
Dionex Corp. (a)......................      1,679        95,216
Enzo Biochem, Inc. (a)................      2,605        37,173
eResearch Technology, Inc. (a)........      3,546        23,865
Exelixis, Inc. (a)....................      8,268        74,412

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Illumina, Inc. (a)....................      3,872   $   152,208
Molecular Devices Corp. (a)...........      1,475        31,078
Nektar Therapeutics (a)...............      7,971       121,239
PAREXEL International Corp. (a).......      2,377        68,862
PharmaNet Development Group,
  Inc. (a)............................      1,568        34,606
PRA International (a).................      1,794        45,334
Techne Corp. (a)......................      3,316       183,872
Varian, Inc. (a)......................      2,788       124,875
Ventana Medical Systems, Inc. (a).....      3,056       131,500
                                                    -----------
                                                      1,450,795
                                                    -----------
MACHINERY -- 1.3%
Accuride Corp. (a)....................      2,010        22,633
Actuant Corp. (Class A)...............      2,402       114,455
American Railcar Industries, Inc. ....        804        27,368
American Science & Engineering,
  Inc. (a)............................        794        47,251
ASV, Inc. (a).........................      1,801        29,302
Bucyrus International, Inc. (Class
  A)..................................      2,793       144,566
Chart Industries, Inc. (a)............      1,096        17,766
CLARCOR, Inc. ........................      4,564       154,309
ESCO Technologies, Inc. (a)...........      2,271       103,194
Gardner Denver, Inc. (a)..............      4,657       173,753
Middleby Corp. (a)....................        659        68,978
The Toro Co. .........................      3,672       171,225
                                                    -----------
                                                      1,074,800
                                                    -----------
MARINE -- 0.4%
American Commercial Lines, Inc. (a)...      2,114       138,488
Kirby Corp. (a).......................      4,725       161,264
                                                    -----------
                                                        299,752
                                                    -----------
MEDIA -- 2.1%
ADVO, Inc. ...........................      2,837        92,486
Arbitron, Inc. .......................      2,601       112,987
Charter Communications, Inc. (a)......     40,717       124,594
CKX, Inc. (a).........................      4,046        47,460
Crown Media Holdings, Inc.
  (Class A) (a).......................        897         3,256
Dow Jones & Co., Inc. ................      4,687       178,106
DreamWorks Animation SKG, Inc. (Class
  A) (a)..............................      4,975       146,713
Entravision Communications Corp.
  (a).................................      4,956        40,738
GateHouse Media, Inc. ................      1,228        22,792
Gemstar-TV Guide International,
  Inc. (a)............................     22,166        88,886
Gray Television, Inc. ................      4,154        30,449
Harte-Hanks, Inc. ....................      4,562       126,413
Interactive Data Corp. ...............      3,152        75,774
John Wiley & Sons, Inc. (Class A).....      3,772       145,109
Live Nation, Inc. (a).................      5,352       119,885
Martha Stewart Living Omnimedia, Inc.
  (Class A)...........................      2,223        48,684
Mediacom Communications Corp. (a).....      4,984        40,071
Morningstar, Inc. (a).................        896        40,365
Primedia, Inc. (a)....................     13,815        23,347
ProQuest Co. (a)......................      2,024        21,151
Salem Communications Corp. ...........      1,028        12,285
Spanish Broadcasting System, Inc.
  (a).................................      3,492        14,352

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Tivo, Inc. (a)........................      8,587   $    43,965
Valassis Communications, Inc. (a).....      4,231        61,349
Warner Music Group Corp. .............      4,054        93,039
                                                    -----------
                                                      1,754,256
                                                    -----------
METALS & MINING -- 0.9%
AK Steel Holding Corp. (a)............      9,765       165,028
Coeur d' Alene Mines Corp. (a)........     24,636       121,948
Hecla Mining Co. (a)..................     10,473        80,223
Meridian Gold, Inc. (a)...............      8,988       249,777
Metal Management, Inc. ...............      2,294        86,828
Royal Gold, Inc. .....................      1,912        68,794
                                                    -----------
                                                        772,598
                                                    -----------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores (a)..............      4,384        53,353
Conn's, Inc. (a)......................      1,078        25,085
Fred's, Inc. (Class A)................      3,264        39,299
Retail Ventures, Inc. (a).............      2,083        39,660
                                                    -----------
                                                        157,397
                                                    -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class A)
  (a).................................      6,255       217,611
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 6.4%
Alliance Holdings GP LP...............      1,111        21,953
Alliance Resource Partners LP.........      1,835        63,344
Alon USA Energy, Inc. ................        902        23,732
Alpha Natural Resources, Inc. (a).....      4,608        65,572
APCO Argentina, Inc. .................        222        19,480
Atlas America, Inc. (a)...............      1,507        76,812
ATP Oil & Gas Corp. (a)...............      1,738        68,773
Aurora Oil & Gas Corp. (a)............      8,159        26,190
Berry Petroleum Co. (Class A).........      3,481       107,946
Bill Barrett Corp. (a)................      2,474        67,318
Bois d'Arc Energy, Inc. (a)...........      1,642        24,022
BP Prudhoe Bay Royalty Trust..........      1,913       147,263
Brigham Exploration Co. (a)...........      2,988        21,842
Buckeye GP Holdings LP................        923        15,119
Cabot Oil & Gas Corp. ................      4,338       263,100
Carrizo Oil & Gas, Inc. (a)...........      2,106        61,116
Cheniere Energy, Inc. (a).............      4,633       133,755
Cimarex Energy Co. ...................      7,312       266,888
Comstock Resources, Inc. (a)..........      3,803       118,121
Crosstex Energy, Inc. ................      3,710       117,570
Delek US Holdings, Inc. ..............        900        14,751
Delta Petroleum Corp. (a).............      4,739       109,755
Denbury Resources, Inc. (a)...........     10,573       293,824
Enbridge Energy Management LLC (a)....        939        45,541
Encore Aquisition Co. (a).............      4,469       109,625
Energy Partners, Ltd. (a).............      3,142        76,728
Energy Transfer Equity LP.............      3,360       105,504
Enterprise GP Holdings LP.............        905        33,458
EXCO Resources, Inc. (a)..............      7,482       126,521
Foundation Coal Holdings, Inc. .......      4,024       127,802
Frontier Oil Corp. ...................      9,784       281,192
Gasco Energy, Inc. (a)................      7,660        18,767
GeoMet, Inc. (a)......................        911         9,474
Goodrich Petroleum Corp. (a)..........      1,212        43,850
Helix Energy Solutions Group, Inc.
  (a).................................      7,308       229,252
Holly Corp. ..........................      4,205       216,137

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
International Coal Group, Inc. (a)....     10,748   $    58,577
Kinder Morgan Management LLC (a)......      4,596       209,959
Magellan Midstream Holdings LP........      1,956        43,619
Mariner Energy, Inc. (a)..............      7,160       140,336
OMI Corp. ............................      5,623       119,039
Pacific Ethanol, Inc. (a).............      3,130        48,171
Parallel Petroleum Corp. (a)..........      3,352        58,895
Penn Virginia Corp. ..................      1,672       117,107
Petroleum Development Corp. (a).......      1,266        54,501
Quicksilver Resources, Inc. (a).......      4,917       179,913
Regency Energy Partners LP............      2,140        58,101
Rentech, Inc. (a).....................     11,476        43,264
Rosetta Resources, Inc. (a)...........      4,535        84,668
St. Mary Land & Exploration Co. ......      4,874       179,558
Syntroleum Corp. (a)..................      3,714        12,850
Valero GP Holdings LLC................      3,235        80,293
Venoco, Inc. (a)......................      1,100        19,316
W&T Offshore, Inc. ...................      2,368        72,745
Warren Resources, Inc. (a)............      4,372        51,240
Western Refining, Inc. ...............      2,534        64,516
World Fuel Services Corp. ............      2,546       113,195
                                                    -----------
                                                      5,361,960
                                                    -----------
PERSONAL PRODUCTS -- 0.8%
Bare Escentuals, Inc. (a).............      1,415        43,964
Chattem, Inc. (a).....................      1,345        67,358
Elizabeth Arden, Inc. (a).............      2,250        42,862
Herbalife, Ltd. (a)...................      3,544       142,327
Mannatech, Inc. ......................      1,351        19,900
NBTY, Inc. (a)........................      5,366       223,065
Prestige Brands Holdings, Inc. (a)....      3,146        40,961
Revlon, Inc. (Class A) (a)............     19,700        25,216
USANA Health Sciences, Inc. (a).......        881        45,512
                                                    -----------
                                                        651,165
                                                    -----------
PHARMACEUTICALS -- 1.4%
Adams Respiratory Therapeutics,
  Inc. (a)............................      2,820       115,084
Adolor Corp. (a)......................      4,065        30,569
Atherogenics, Inc. (a)................      3,516        34,844
Medicis Pharmaceutical Corp. (Class
  A)..................................      4,863       170,837
MGI Pharma, Inc. (a)..................      6,981       128,520
New River Pharmaceuticals, Inc. (a)...      1,425        77,962
Noven Pharmaceuticals, Inc. (a).......      2,110        53,699
Par Pharmaceutical Cos., Inc. (a).....      3,083        68,967
Salix Pharmaceuticals, Ltd. (a).......      4,162        50,651
Sciele Pharma, Inc. (a)...............      2,662        63,888
The Medicines Co. (a).................      4,432       140,583
Valeant Pharmaceuticals
  International.......................      8,316       143,368
Viropharma, Inc. (a)..................      6,073        88,909
                                                    -----------
                                                      1,167,881
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
Alexander's, Inc. (a).................        178        74,698
Anworth Mortgage Asset Corp. .........      4,040        38,420
BioMed Realty Trust, Inc. ............      5,905       168,883
Corporate Office Properties Trust.....      3,759       189,717
Digital Realty Trust, Inc. ...........      3,930       134,524
Essex Property Trust, Inc. ...........      2,058       265,996

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
First Potomac Realty Trust............      2,091   $    60,869
Global Signal, Inc. ..................      1,895        99,810
Maguire Properties, Inc. .............      3,208       128,320
                                                    -----------
                                                      1,161,237
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Jones Lang LaSalle, Inc. .............      3,214       296,234
Move, Inc. (a)........................     12,349        68,043
                                                    -----------
                                                        364,277
                                                    -----------
ROAD & RAIL -- 0.9%
Florida East Coast Industries,
  Inc. ...............................      1,820       108,472
Genesee & Wyoming, Inc.
  (Class A) (a).......................      3,479        91,289
Heartland Express, Inc. ..............      5,404        81,168
Knight Transportation, Inc. ..........      5,001        85,267
Landstar Systems, Inc. ...............      5,068       193,496
Old Dominion Freight Line, Inc. (a)...      2,959        71,223
RailAmerica, Inc. (a).................      3,437        55,267
Swift Transportation Co., Inc. (a)....      4,010       105,343
                                                    -----------
                                                        791,525
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.0%
Advanced Analogic Technologies, Inc.
  (a).................................      3,023        16,294
Agere Systems, Inc. (a)...............     15,088       289,237
AMIS Holdings, Inc. (a)...............      4,049        42,798
Amkor Technology, Inc. (a)............      9,177        85,713
Applied Micro Circuits Corp. (a)......     26,353        93,817
Atheros Communications, Inc. (a)......      4,642        98,967
Atmel Corp. (a).......................     39,823       240,929
ATMI, Inc. (a)........................      3,131        95,589
Brooks Automation, Inc. (a)...........      6,636        95,558
Cabot Microelectronics Corp. (a)......      2,164        73,446
Cirrus Logic, Inc. (a)................      6,859        47,190
Conexant Systems, Inc. (a)............     42,916        87,549
Cree, Inc. (a)........................      6,843       118,521
Cymer, Inc. (a).......................      3,286       144,420
Diodes, Inc. (a)......................      1,734        61,522
DSP Group, Inc. (a)...................      2,603        56,485
FEI Co. (a)...........................      2,919        76,974
Formfactor, Inc. (a)..................      3,723       138,682
Genesis Microchip, Inc. (a)...........      3,356        34,030
Hittite Microwave Corp. (a)...........      1,177        38,041
Kopin Corp. (a).......................      6,193        22,109
Mattson Technology, Inc. (a)..........      4,809        44,820
Micrel, Inc. (a)......................      5,011        54,019
Microsemi Corp. (a)...................      6,324       124,267
Netlogic Microsystems, Inc. (a).......      1,517        32,904
OmniVision Technologies, Inc. (a).....      4,815        65,725
ON Semiconductor Corp. (a)............     16,799       127,168
PDF Solutions, Inc. (a)...............      2,022        29,218
PMC-Sierra, Inc. (a)..................     18,741       125,752
PortalPlayer, Inc. (a)................      2,186        29,402
Power Integrations, Inc. (a)..........      2,634        61,767
Rambus, Inc. (a)......................      8,641       163,574
RF Micro Devices, Inc. (a)............     17,164       116,544
Semtech Corp. (a).....................      6,450        84,301
Silicon Image, Inc. (a)...............      7,244        92,144
Silicon Laboratories, Inc. (a)........      4,510       156,271
Silicon Storage Technology, Inc.
  (a).................................      7,907        35,661

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Sirf Technology Holdings, Inc. (a)....      4,170   $   106,418
Skyworks Solutions, Inc. (a)..........     14,178       100,380
Spansion, Inc. (a)....................      7,343       109,117
Tessera Technologies, Inc. (a)........      4,098       165,313
Trident Microsystems, Inc. (a)........      5,115        92,991
Ultratech, Inc. (a)...................      1,919        23,949
Varian Semiconductor Equipment
  Associates, Inc. (a)................      4,849       220,726
Zoran Corp. (a).......................      4,369        63,700
                                                    -----------
                                                      4,184,002
                                                    -----------
SOFTWARE -- 5.1%
Advent Software, Inc. (a).............      1,707        60,240
Agile Software Corp. (a)..............      4,744        29,176
Altiris, Inc. (a).....................      2,216        56,242
Ansys, Inc. (a).......................      3,047       132,514
Blackbaud, Inc. ......................      3,862       100,412
Blackboard, Inc. (a)..................      2,140        64,286
Commvault Systems, Inc. (a)...........        984        19,690
Concur Technologies, Inc. (a).........      3,009        48,264
Epicor Software Corp. (a).............      4,174        56,391
eSpeed, Inc. (a)......................      2,593        22,637
Factset Research Systems, Inc. .......      3,365       190,055
Fair Isaac Corp. .....................      5,554       225,770
FalconStor Software, Inc. (a).........      2,256        19,514
Hyperion Solutions Corp. (a)..........      5,183       186,277
i2 Technologies, Inc. (a).............      1,240        28,297
Informatica Corp. (a).................      7,657        93,492
InterVoice, Inc. (a)..................      3,386        25,937
Jack Henry & Associates, Inc. ........      7,466       159,772
JDA Software Group, Inc. (a)..........      2,589        35,650
Kronos, Inc. (a)......................      2,826       103,827
Lawson Software, Inc. (a).............     12,400        91,636
Macrovision Corp. (a).................      4,576       129,318
Magma Design Automation, Inc. (a).....      2,816        25,147
Manhattan Associates, Inc. (a)........      2,390        71,891
Mentor Graphics Corp. (a).............      7,156       129,023
MICROS Systems, Inc. (a)..............      3,456       182,131
MicroStrategy, Inc. (a)...............        895       102,039
Midway Games, Inc. (a)................      1,114         7,776
MSC Software Corp. (a)................      3,500        53,305
NAVTEQ Corp. (a)......................      8,204       286,894
Nuance Communications, Inc. (a).......     12,408       142,196
Open Solutions, Inc. (a)..............      1,779        66,961
Opsware, Inc. (a).....................      8,102        71,460
Parametric Technology Corp. (a).......      9,962       179,515
Progress Software Corp. (a)...........      3,627       101,302
Quality Systems, Inc. ................      1,522        56,725
Quest Software, Inc. (a)..............      4,880        71,492
Sonic Solutions, Inc. (a).............      2,272        37,034
Take-Two Interactive Software, Inc.
  (a).................................      6,437       114,321
THQ, Inc. (a).........................      5,725       186,177
TIBCO Software, Inc. (a)..............     18,699       176,518
Transaction Systems Architects, Inc.
  (a).................................      3,295       107,318
Ulticom, Inc. (a).....................      1,127        10,808
Verint Systems, Inc. (a)..............      1,127        38,634
Wind River Systems, Inc. (a)..........      7,166        73,451
Witness Systems, Inc. (a).............      2,996        52,520
                                                    -----------
                                                      4,224,035
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SPECIALTY RETAIL -- 4.5%
Aaron Rents, Inc. (Class B)...........      4,272   $   122,948
AC Moore Arts & Crafts, Inc. (a)......      1,367        29,623
Aeropostale, Inc. (a).................      4,659       143,823
AnnTaylor Stores Corp. (a)............      6,445       211,654
Bebe Stores, Inc. ....................      2,028        40,134
Big 5 Sporting Goods Corp. ...........      1,888        46,105
Build-A-Bear Workshop, Inc. (a).......      1,352        37,883
Cabela's, Inc. (a)....................      3,887        93,793
Charming Shoppes, Inc. (a)............     10,846       146,746
Christopher & Banks Corp. ............      3,277        61,149
Claire's Stores, Inc. ................      8,001       265,153
Cost Plus, Inc. (a)...................      1,450        14,935
Dick's Sporting Goods, Inc. (a).......      2,962       145,108
Dress Barn, Inc. (a)..................      4,046        94,393
DSW, Inc. (Class A) (a)...............      1,347        51,954
GameStop Corp. (Class A) (a)..........      5,856       322,724
Genesco, Inc. (a).....................      2,059        76,801
Guess ?, Inc. (a).....................      2,798       177,477
Guitar Center, Inc. (a)...............      2,628       119,469
Gymboree Corp. (a)....................      2,849       108,718
Hibbett Sporting Goods, Inc. (a)......      2,883        88,018
Hot Topic, Inc. (a)...................      4,052        54,054
J Crew Group, Inc. (a)................      2,791       107,593
Jos. A. Bank Clothiers, Inc. (a)......      1,639        48,105
Mens Wearhouse, Inc. .................      4,324       165,436
New York & Co., Inc. (a)..............      1,992        26,055
Pacific Sunwear of California, Inc.
  (a).................................      6,154       120,495
Rent-A-Center, Inc. (a)...............      6,225       183,700
Select Comfort Corp. (a)..............      4,686        81,490
Stein Mart, Inc. .....................      2,403        31,864
The Children's Place Retail Stores,
  Inc. (a)............................      2,102       133,519
The Finish Line, Inc. (Class A).......      3,780        53,979
Tractor Supply Co. (a)................      3,070       137,260
Tween Brands, Inc. (a)................      2,939       117,354
West Marine, Inc. (a).................      1,240        21,415
Zumiez, Inc. (a)......................      1,574        46,496
                                                    -----------
                                                      3,727,423
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
Carter's, Inc. (a)....................      4,507       114,928
Columbia Sportswear Co. ..............      1,144        63,721
CROCS, Inc. (a).......................      3,254       140,573
Deckers Outdoor Corp. (a).............        936        56,113
Fossil, Inc. (a)......................      4,239        95,717
Heelys, Inc. (a)......................        600        19,266
K-Swiss, Inc. (Class A)...............      2,303        70,794
Maidenform Brands, Inc. (a)...........      1,402        25,404
Quiksilver, Inc. (a)..................     10,785       169,864
Steven Madden, Ltd. ..................      1,692        59,372
The Timberland Co. (Class A) (a)......      4,629       146,184
Under Armour, Inc. (Class A) (a)......      2,546       128,446
Volcom, Inc. (a)......................      1,193        35,277
Warnaco Group, Inc. (a)...............      4,133       104,895
                                                    -----------
                                                      1,230,554
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Clayton Holdings, Inc. (a)............      1,018        19,047
Franklin Bank Corp. (a)...............      2,034        41,778

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
KNBT Bancorp, Inc. ...................      2,282   $    38,178
NetBank, Inc. ........................      4,157        19,288
NewAlliance Bancshares, Inc. .........      9,094       149,142
Ocwen Financial Corp. (a).............      3,231        51,244
W Holding Co., Inc. ..................     11,813        70,405
                                                    -----------
                                                        389,082
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Beacon Roofing Supply, Inc. (a).......      3,896        73,323
H&E Equipment Services, Inc. (a)......      1,418        35,124
Interline Brands, Inc. (a)............      2,685        60,332
MSC Industrial Direct Co., Inc.
  (Class A)...........................      4,124       161,454
TAL International Group, Inc. ........      1,584        42,277
TransDigm Group, Inc. (a).............      1,217        32,262
Wesco International, Inc. (a).........      4,338       255,118
Williams Scotsman International,
  Inc. (a)............................      2,240        43,949
                                                    -----------
                                                        703,839
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
Centennial Communications Corp. ......      2,136        15,358
Dobson Communications Corp. (Class A)
  (a).................................     13,336       116,157
FiberTower Corp. (a)..................     10,470        61,564
ICO Global Communications Holdings,
  Ltd. (a)............................      9,618        43,954

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
iPCS, Inc. (a)........................      1,017   $    56,301
Leap Wireless International, Inc.
  (a).................................      4,377       260,300
SBA Communications Corp. (a)..........      7,858       216,095
Syniverse Holdings, Inc. (a)..........      2,481        37,190
                                                    -----------
                                                        806,919
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $76,765,005)..................               83,424,745
                                                    -----------
RIGHTS -- 0.0% (B)
Revlon, Inc. (expiring 1/19/07) (a)
  (Cost $0)...........................     14,700           735
                                                    -----------
WARRANTS -- 0.0% (b)
Pegasus (a)
  (Cost $0)...........................        569            --
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment
  Class Prime Fund
  (Cost $225,471).....................    225,471       225,471
                                                    -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $76,990,476)..................               83,650,951
OTHER ASSETS AND
  LIABILITIES -- (0.1)%...............                  (90,195)
                                                    -----------
NET ASSETS -- 100.0%..................              $83,560,756
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.7%
Cubic Corp. ..........................      1,629   $    35,349
Curtiss-Wright Corp. .................      4,215       156,292
DRS Technologies, Inc. ...............      3,837       202,133
Esterline Technologies Corp. (a) .....      2,476        99,610
GenCorp, Inc. (a) ....................      4,440        62,249
Heico Corp. ..........................      1,975        64,346
Triumph Group, Inc. ..................      1,533        80,375
                                                    -----------
                                                        700,354
                                                    -----------
AIRLINES -- 0.2%
Alaska Air Group, Inc. (a) ...........      3,883       153,378
Frontier Airlines Holdings, Inc.
  (a) ................................      3,504        25,930
                                                    -----------
                                                        179,308
                                                    -----------
AUTO COMPONENTS -- 1.1%
American Axle & Manufacturing
  Holdings, Inc. .....................      4,331        82,246
ArvinMeritor, Inc. ...................      6,546       119,334
Bandag, Inc. .........................      1,197        60,365
Cooper Tire & Rubber Co. .............      5,960        85,228
Lear Corp. ...........................      6,538       193,067
Modine Manufacturing Co. .............      2,959        74,064
Sauer-Danfoss, Inc. ..................      1,020        32,895
Superior Industries International,
  Inc. ...............................      2,099        40,448
Tenneco Automotive, Inc. (a)..........      4,418       109,213
TRW Automotive Holdings Corp. (a).....      4,058       104,980
Visteon Corp. (a).....................     12,547       106,398
                                                    -----------
                                                      1,008,238
                                                    -----------
AUTOMOBILES -- 0.0% (B)
Monaco Coach Corp. ...................      2,674        37,864
                                                    -----------
BEVERAGES -- 0.1%
PepsiAmericas, Inc. ..................      6,326       132,719
                                                    -----------
BIOTECHNOLOGY -- 0.1%
Cell Genesys, Inc. (a) ...............      5,420        18,374
Incyte, Inc. (a) .....................      7,500        43,800
Nabi Biopharmaceuticals (a)...........      5,884        39,893
                                                    -----------
                                                        102,067
                                                    -----------
BUILDING PRODUCTS -- 1.1%
American Woodmark Corp. ..............      1,018        42,603
Ameron International Corp. ...........        771        58,881
Apogee Enterprises, Inc. .............      2,763        53,354
Armstrong World Industries, Inc.
  (a).................................      1,676        71,046
Builders FirstSource, Inc. (a)........      1,552        27,672
ElkCorp...............................      1,877        77,126
Goodman Global, Inc. (a)..............      3,079        52,959
Lennox International, Inc. ...........      6,184       189,292
NCI Building Systems, Inc. (a)........      1,951       100,964
Owens Corning, Inc. (a)...............      8,192       244,941
PGT Inc. (a)..........................      1,480        18,722
Universal Forest Products, Inc. ......      1,865        86,946
                                                    -----------
                                                      1,024,506
                                                    -----------
CAPITAL MARKETS -- 1.9%
Cohen & Steers, Inc. .................      1,059        42,540
GAMCO Investors, Inc. ................        584        22,461
Investment Technology Group, Inc.
  (a).................................      4,168       178,724

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Jefferies Group, Inc. ................      9,977   $   267,583
Knight Capital Group, Inc. (a)........     10,115       193,905
LaBranche & Co., Inc. (a).............      5,616        55,205
Lazard, Ltd. .........................      4,876       230,830
Piper Jaffray Cos., Inc. (a)..........      1,856       120,918
Raymond James Financial, Inc. ........      9,093       275,609
Thomas Weisel Partners Group, Inc.
  (a).................................      2,313        48,804
W.P. Carey & Co. LLC..................      2,728        82,031
W.P. Stewart & Co., Ltd. .............      2,204        34,911
Waddell & Reed Financial, Inc. (Class
  A)..................................      8,198       224,297
                                                    -----------
                                                      1,777,818
                                                    -----------
CHEMICALS -- 4.2%
A. Schulman, Inc. ....................      2,368        52,688
Airgas, Inc. .........................      6,524       264,352
Albemarle Corp. ......................      3,768       270,542
Arch Chemicals, Inc. .................      2,296        76,480
Cabot Corp. ..........................      5,505       239,853
Celanese Corp. .......................     13,458       348,293
Chemtura Corp. .......................     23,246       223,859
Cytec Industries, Inc. ...............      3,769       212,986
Ferro Corp. ..........................      4,119        85,222
FMC Corp. ............................      3,526       269,915
Georgia Gulf Corp. ...................      3,229        62,352
H.B. Fuller Co. ......................      5,841       150,815
Hercules, Inc. (a)....................     10,986       212,140
Kronos Worldwide, Inc. ...............        351        11,429
MacDermid, Inc. ......................      2,510        85,591
Minerals Technologies, Inc. ..........      1,867       109,761
NewMarket Corp. ......................      1,448        85,504
NL Industries, Inc. ..................        775         8,013
Olin Corp. ...........................      7,072       116,829
OM Group, Inc. (a)....................      2,806       127,056
PolyOne Corp. (a).....................      8,358        62,685
RPM International, Inc. ..............     11,488       239,984
Sensient Technologies Corp. ..........      4,501       110,725
Spartech Corp. .......................      3,158        82,803
Terra Nitrogen Co. LP.................        676        23,018
Tronox, Inc. .........................      4,049        64,744
Valhi, Inc. ..........................      1,205        31,306
Valspar Corp. ........................      9,131       252,381
W.R. Grace & Co. (a)..................      5,463       108,167
Westlake Chemical Corp. ..............      1,804        56,610
                                                    -----------
                                                      4,046,103
                                                    -----------
COMMERCIAL BANKS -- 8.1%
1st Source Corp. .....................      1,294        41,576
Alabama National Bancorp..............      1,805       124,058
AMCORE Financial, Inc. ...............      2,118        69,195
Arrow Financial Corp. ................        970        24,027
Bancfirst Corp. ......................        676        36,504
BancorpSouth, Inc. ...................      7,144       191,602
Banner Corp. .........................      1,117        49,528
BOK Financial Corp. ..................      2,191       120,461
Capital City Bank Group, Inc. ........      1,272        44,902
Capitol Bancorp, Ltd. ................      1,463        67,591
Centennial Bank Holdings, Inc. (a)....      5,476        51,803
Central Pacific Financial Corp. ......      2,984       115,660
Chemical Financial Corp. .............      2,205        73,427
Chittenden Corp. .....................      4,431       135,987

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Citizens Banking Corp. ...............      4,190   $   111,035
City Holding Co. .....................      1,695        69,309
Columbia Banking System, Inc. ........      1,530        53,734
Community Bank System, Inc. ..........      2,890        66,470
Community Banks, Inc. ................      2,330        64,681
Community Trust Bancorp, Inc. ........      1,272        52,826
Cullen/Frost Bankers, Inc. ...........      5,444       303,884
CVB Financial Corp. ..................      5,977        86,427
F N B Corp. ..........................      5,798       105,929
First BanCorp- Puerto Rico............      7,336        69,912
First Bancorp-North Carolina..........      1,359        29,681
First Charter Corp. ..................      3,283        80,762
First Citizens BancShares, Inc. (Class
  A)..................................        511       103,549
First Commonwealth Financial Corp. ...      6,649        89,296
First Financial Bancorp...............      3,920        65,111
First Financial Bankshares, Inc. .....      1,702        71,246
First Financial Corp. ................      1,032        36,584
First Indiana Corp. ..................      1,389        35,225
First Merchants Corp. ................      1,789        48,643
First Midwest Bancorp, Inc. ..........      4,833       186,940
First Republic Bank...................      3,036       118,647
First State Bancorp...................      1,972        48,807
FirstMerit Corp. .....................      7,288       175,932
Frontier Financial Corp. .............      4,427       129,401
Glacier Bancorp, Inc. ................      5,103       124,717
Great Southern Bancorp, Inc. .........        906        26,736
Greater Bay Bancorp...................      4,946       130,228
Hancock Holding Co. ..................      2,673       141,241
Harleysville National Corp. ..........      2,872        55,458
IBERIABANK Corp. .....................        845        49,897
Independent Bank Corp.-
  Massachusetts.......................      1,437        51,775
Independent Bank Corp.- Michigan......      2,150        54,374
Integra Bank Corp. ...................      1,704        46,894
Interchange Financial Services
  Corp. ..............................      1,959        45,037
International Bancshares Corp. .......      4,881       150,872
Irwin Financial Corp. ................      2,461        55,692
MB Financial, Inc. ...................      3,519       132,350
Mid-State Bancshares..................      2,115        76,965
Midwest Banc Holdings, Inc. ..........      1,958        46,503
National Penn Bancshares, Inc. .......      4,286        86,791
NBT Bancorp, Inc. ....................      3,355        85,586
Old National Bancorp..................      5,920       112,006
Omega Financial Corp. ................      1,104        35,240
Oriental Financial Group..............      2,141        27,726
Pacific Capital Bancorp...............      4,574       153,595
Park National Corp. ..................      1,068       105,732
Placer Sierra Bancshares..............      1,875        44,569
Provident Bankshares Corp. ...........      3,238       115,273
Republic Bancorp, Inc. -- Kentucky....        990        24,839
Republic Bancorp, Inc. -- Michigan....      7,847       105,621
S&T Bancorp, Inc. ....................      2,477        85,878
S.Y. Bancorp, Inc. ...................      1,263        35,364
Sandy Spring Bancorp, Inc. ...........      1,458        55,666
Santander BanCorp.....................        511         9,121
Seacoast Banking Corp. of Florida.....      1,516        37,597
Simmons First National Corp. .........      1,266        39,942
South Financial Group, Inc. ..........      7,257       192,964
Sterling Bancorp......................      1,782        35,105

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Sterling Bancshares, Inc. ............      7,073   $    92,090
Sterling Financial
  Corp. -- Pennsylvania...............      2,367        56,027
Suffolk Bancorp.......................      1,026        39,121
Sun Bancorp, Inc. (a).................      1,733        36,514
Susquehanna Bancshares, Inc. .........      5,023       135,018
SVB Financial Group (a)...............      3,384       157,762
Tompkins Trustco, Inc. ...............        750        34,088
Trustmark Corp. ......................      4,962       162,307
UMB Financial Corp. ..................      2,892       105,587
United Bankshares, Inc. ..............      3,754       145,092
USB Holding Co., Inc. ................      1,190        28,679
Washington Trust Bancorp, Inc. .......      1,193        33,273
WesBanco, Inc. .......................      1,867        62,601
West Coast Bancorp....................      1,456        50,436
Westamerica Bancorp...................      3,017       152,751
Whitney Holding Corp. ................      6,392       208,507
Wilmington Trust Corp. ...............      6,646       280,262
Yardville National Bancorp............      1,027        38,738
                                                    -----------
                                                      7,746,559
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.5%
ABM Industries, Inc. .................      4,354        98,879
ADESA, Inc. ..........................      8,311       230,630
Banta Corp. ..........................      2,349        85,504
Bowne & Co., Inc. ....................      2,962        47,214
Brady Corp. ..........................      4,642       173,054
CDI Corp. ............................      1,288        32,071
Central Parking Corp. ................      1,804        32,472
Consolidated Graphics, Inc. (a).......      1,197        70,707
Deluxe Corp. .........................      4,934       124,337
Ennis, Inc. ..........................      2,470        60,416
G & K Services, Inc. (Class A)........      2,089        81,241
Heidrick & Struggles International,
  Inc. (a)............................      1,687        71,461
Herman Miller, Inc. ..................      6,342       230,595
IKON Office Solutions, Inc. ..........      9,163       149,998
John H. Harland Co. ..................      2,461       123,542
Kelly Services, Inc. (Class A)........      1,874        54,234
McGrath Rentcorp......................      2,156        66,038
PHH Corp. (a).........................      5,167       149,171
School Specialty, Inc. (a)............      2,013        75,468
United Stationers, Inc. (a)...........      2,894       135,121
Viad Corp. ...........................      2,019        81,972
Volt Information Sciences, Inc. (a)...        854        42,879
Watson Wyatt Worldwide, Inc. (Class
  A)..................................      4,092       184,754
                                                    -----------
                                                      2,401,758
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
3Com Corp. (a)........................     38,098       156,583
ADC Telecommunications, Inc. (a)......     11,245       163,390
Andrew Corp. (a)......................     15,470       158,258
Bel Fuse, Inc. (Class B)..............      1,017        35,381
Black Box Corp. ......................      1,706        71,635
CIENA Corp. (a).......................      8,133       225,365
CommScope, Inc. (a)...................      5,842       178,064
Dycom Industries, Inc. (a)............      3,884        82,030
Inter-Tel, Inc. ......................      2,003        44,387
Mastec, Inc. (a)......................      4,199        48,456

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Powerwave Technologies, Inc. (a)......     11,029   $    71,137
Sycamore Networks, Inc. (a)...........     18,443        69,346
                                                    -----------
                                                      1,304,032
                                                    -----------
COMPUTERS & PERIPHERALS -- 0.7%
Adaptec, Inc. (a).....................     10,875        50,677
Electronics for Imaging, Inc. (a).....      5,572       148,104
Emulex Corp. (a)......................      8,346       162,830
Gateway, Inc. (a).....................     24,910        50,069
Hutchinson Technology, Inc. (a).......      2,558        60,292
Imation Corp. ........................      3,348       155,448
Quantum Corp. (a).....................     19,655        45,600
                                                    -----------
                                                        673,020
                                                    -----------
CONSTRUCTION & ENGINEERING -- 1.7%
EMCOR Group, Inc. (a).................      3,084       175,325
Foster Wheeler, Ltd. (a)..............      6,673       367,949
Granite Construction, Inc. ...........      3,306       166,358
Insituform Technologies, Inc. (a).....      2,610        67,495
Quanta Services, Inc. (a).............      9,846       193,671
The Shaw Group, Inc. (a)..............      7,313       244,985
URS Corp. (a).........................      5,054       216,564
Washington Group International, Inc.
  (a).................................      2,863       171,179
                                                    -----------
                                                      1,603,526
                                                    -----------
CONSTRUCTION MATERIALS -- 0.2%
Texas Industries, Inc. ...............      2,346       150,684
                                                    -----------
CONSUMER FINANCE -- 0.1%
Advanta Corp. (Class B)...............      2,128        92,845
                                                    -----------
CONTAINERS & PACKAGING -- 0.9%
Aptargroup, Inc. .....................      3,085       182,138
Chesapeake Corp. .....................      1,940        33,019
Greif, Inc. (Class A).................      1,448       171,443
Owens-Illinois, Inc. (a)..............     13,787       254,370
Packaging Corp. of America............      7,906       174,723
Rock-Tenn Co. ........................      3,064        83,065
                                                    -----------
                                                        898,758
                                                    -----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)..........      1,895        26,701
Building Material Holding Corp. ......      2,815        69,502
                                                    -----------
                                                         96,203
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Coinmach Service Corp. ...............      2,771        32,975
Service Corp. International...........     28,591       293,058
Stewart Enterprises, Inc. (Class A)...      9,490        59,312
                                                    -----------
                                                        385,345
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Financial Federal Corp. ..............      2,555        75,142
Resource America, Inc. ...............      1,454        38,386
                                                    -----------
                                                        113,528
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Commonwealth Telephone Enterprises,
  Inc. ...............................      1,945        81,418
Consolidated Communications Holdings,
  Inc. ...............................      1,989        41,570
Fairpoint Communications, Inc. .......      2,739        51,904
IDT Corp. (Class B) (a)...............      6,306        82,483

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Iowa Telecommunications Services,
  Inc. ...............................      2,651   $    52,251
North Pittsburgh Systems, Inc. .......      1,371        33,096
SureWest Communications...............      1,276        35,141
                                                    -----------
                                                        377,863
                                                    -----------
ELECTRIC UTILITIES -- 2.3%
ALLETE, Inc. .........................      2,476       115,233
Cleco Corp. ..........................      5,540       139,774
Duquesne Light Holdings, Inc. ........      8,481       168,348
El Paso Electric Co. (a)..............      4,498       109,616
Empire District Electric Co. .........      2,961        73,107
Great Plains Energy, Inc. ............      7,756       246,641
Hawaiian Electric Industries, Inc. ...      7,845       212,992
IDACORP, Inc. ........................      4,128       159,547
MGE Energy, Inc. .....................      1,959        71,660
Otter Tail Corp. .....................      2,563        79,863
Portland General Electric Co. ........      2,601        70,877
Sierra Pacific Resources (a)..........     21,552       362,720
UIL Holdings Corp. ...................      2,125        89,654
Unisource Energy Corp. ...............      3,390       123,837
Westar Energy, Inc. ..................      8,480       220,141
                                                    -----------
                                                      2,244,010
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.1%
A.O. Smith Corp. .....................      2,012        75,571
Baldor Electric Co. ..................      2,795        93,409
Belden CDT, Inc. .....................      4,298       168,009
GrafTech International, Ltd. (a)......      9,660        66,847
Regal-Beloit Corp. ...................      3,010       158,055
Superior Essex, Inc. (a)..............      1,926        64,040
Thomas & Betts Corp. (a)..............      5,830       275,642
Woodward Governor Co. ................      2,806       111,426
                                                    -----------
                                                      1,012,999
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Agilysys, Inc. .......................      3,051        51,074
Anixter International, Inc. (a).......      3,350       181,905
Avnet, Inc. (a).......................     14,158       361,454
AVX Corp. ............................      5,024        74,305
Checkpoint Systems, Inc. (a)..........      3,852        77,810
Coherent, Inc. (a)....................      2,983        94,173
Electro Scientific Industries, Inc.
  (a).................................      2,537        51,095
KEMET Corp. (a).......................      8,089        59,050
Littelfuse, Inc. (a)..................      2,212        70,519
Methode Electronics, Inc. (Class A)...      3,506        37,970
Newport Corp. (a).....................      3,755        78,667
Park Electrochemical Corp. ...........      1,747        44,810
Paxar Corp. (a).......................      3,570        82,324
Plexus Corp. (a)......................      4,473       106,815
SYNNEX Corp. (a)......................      1,419        31,133
Tech Data Corp. (a)...................      5,294       200,484
Technitrol, Inc. .....................      3,919        93,625
Tektronix, Inc. ......................      8,167       238,231
Vishay Intertechnology, Inc. (a)......     16,368       221,623
                                                    -----------
                                                      2,157,067
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 1.2%
Bristow Group, Inc. (a)...............      2,134        77,016
Hanover Compressor Co. (a)............      8,391       158,506
Horizon Offshore, Inc. (a)............      2,629        42,853
Lone Star Technologies, Inc. (a)......      3,016       146,005

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SEACOR Holdings, Inc. (a).............      2,064   $   204,625
Tidewater, Inc. ......................      5,582       269,945
Veritas DGC, Inc. (a).................      3,299       282,493
                                                    -----------
                                                      1,181,443
                                                    -----------
FOOD & STAPLES RETAILING -- 0.5%
Casey's General Stores, Inc. .........      4,875       114,806
Great Atlantic & Pacific Tea Co. .....      1,604        41,287
Ingles Markets, Inc. .................      1,172        34,914
Longs Drug Stores Corp. ..............      2,944       124,767
Nash Finch Co. .......................      1,278        34,889
Ruddick Corp. ........................      3,509        97,375
The Topps Co., Inc. ..................      3,332        29,655
Weis Markets, Inc. ...................        937        37,583
                                                    -----------
                                                        515,276
                                                    -----------
FOOD PRODUCTS -- 2.0%
Alico, Inc. ..........................        333        16,860
Chiquita Brands International,
  Inc. ...............................      4,122        65,828
Corn Products International, Inc. ....      7,216       249,241
Del Monte Foods Co. ..................     19,282       212,680
Delta and Pine Land Co. ..............      3,523       142,505
Farmer Brothers Co. ..................        595        12,703
Fresh Del Monte Produce, Inc. ........      2,781        41,465
Gold Kist, Inc. (a)...................      4,940       103,839
Hain Celestial Group, Inc. (a)........      3,771       117,693
Lancaster Colony Corp. ...............      2,457       108,870
Lance, Inc. ..........................      2,901        58,252
Pilgrim's Pride Corp. ................      4,039       118,868
Premium Standard Farms, Inc. .........      1,800        33,426
Ralcorp Holdings, Inc. (a)............      2,592       131,907
Reddy Ice Holdings, Inc. .............      1,646        42,500
The J.M. Smucker Co. .................      5,539       268,475
Tootsie Roll Industries, Inc. ........      2,456        80,311
TreeHouse Foods, Inc. (a).............      2,988        93,226
                                                    -----------
                                                      1,898,649
                                                    -----------
GAS UTILITIES -- 3.0%
AGL Resources, Inc. ..................      7,602       295,794
Amerigas Partners LP..................      3,163       102,892
Atmos Energy Corp. ...................      7,943       253,461
Laclede Group, Inc. ..................      1,969        68,974
National Fuel Gas Co. ................      7,699       296,720
New Jersey Resources Corp. ...........      2,680       130,194
Nicor, Inc. ..........................      4,254       199,087
Northwest Natural Gas Co. ............      2,669       113,272
Peoples Energy Corp. .................      3,758       167,494
Piedmont Natural Gas Co., Inc. .......      6,830       182,703
South Jersey Industries, Inc. ........      2,812        93,949
Southern Union Co. ...................     10,938       305,717
Southwest Gas Corp. ..................      4,026       154,478
Suburban Propane Partners LP..........      3,171       120,530
UGI Corp. ............................     10,174       277,547
WGL Holdings, Inc. ...................      4,707       153,354
                                                    -----------
                                                      2,916,166
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Advanced Medical Optics, Inc. (a).....      5,798       204,090
CONMED Corp. (a)......................      2,624        60,667
Datascope Corp. ......................      1,190        43,364

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
DJO, Inc. (a).........................      2,232   $    95,574
Invacare Corp. .......................      3,066        75,270
STERIS Corp. .........................      6,217       156,482
The Cooper Cos., Inc. ................      4,363       194,153
                                                    -----------
                                                        829,600
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Chemed Corp. .........................      2,554        94,447
Genesis HealthCare Corp. (a)..........      1,864        88,037
Kindred Healthcare, Inc. (a)..........      3,267        82,492
Landauer, Inc. .......................        848        44,494
Magellan Health Services, Inc. (a)....      3,652       157,839
Owens & Minor, Inc. ..................      3,929       122,860
RehabCare Group, Inc. (a).............      1,614        23,968
                                                    -----------
                                                        614,137
                                                    -----------
HOTELS RESTAURANTS & LEISURE -- 2.2%
AFC Enterprises, Inc. (a).............      2,520        44,528
Aztar Corp. (a).......................      3,530       192,103
Bob Evans Farms, Inc. ................      3,571       122,200
CBRL Group, Inc. .....................      3,028       135,533
Cedar Fair LP.........................      4,904       136,429
Churchill Downs, Inc. ................        957        40,902
Domino's Pizza, Inc. .................      3,867       108,276
IHOP Corp. ...........................      1,508        79,472
Jack in the Box, Inc. (a).............      3,406       207,902
Landry's Restaurants, Inc. ...........      1,707        51,364
Marcus Corp. .........................      2,042        52,234
Orient-Express Hotels, Ltd. (Class
  A)..................................      3,848       182,087
OSI Restaurant Partners, Inc. ........      6,784       265,933
Pinnacle Entertainment, Inc. (a)......      4,639       153,736
Six Flags, Inc. (a)...................      7,303        38,268
Speedway Motorsports, Inc. ...........      1,307        50,189
Triarc Cos., Inc. (Class B)...........      4,825        96,500
Vail Resorts, Inc. (a)................      2,935       131,547
                                                    -----------
                                                      2,089,203
                                                    -----------
HOUSEHOLD DURABLES -- 2.0%
American Greetings Corp. (Class A)....      5,520       131,762
Avatar Holdings, Inc. (a).............        527        42,608
Beazer Homes USA, Inc. ...............      3,625       170,411
Blyth, Inc. ..........................      2,802        58,142
CSS Industries, Inc. .................        766        27,094
Ethan Allen Interiors, Inc. ..........      2,868       103,564
Furniture Brands International,
  Inc. ...............................      4,431        71,915
Kimball International, Inc. (Class
  B)..................................      2,385        57,956
La-Z-Boy, Inc. .......................      4,921        58,412
M.D.C. Holdings, Inc. ................      3,328       189,862
M/I Homes, Inc. ......................      1,191        45,484
Meritage Homes Corp. (a)..............      2,111       100,737
Palm Harbor Homes, Inc. (a)...........      1,021        14,314
Russ Berrie & Co., Inc. (a)...........      1,022        15,790
Ryland Group, Inc. ...................      4,180       228,312
Skyline Corp. ........................        685        27,551
Snap-on, Inc. ........................      5,079       241,964
Standard Pacific Corp. ...............      6,256       167,598
Tupperware Corp. .....................      5,840       132,042
WCI Communities, Inc. (a).............      3,341        64,080
                                                    -----------
                                                      1,949,598
                                                    -----------

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (a)..........      2,077   $   100,568
WD-40 Co. ............................      1,535        53,526
                                                    -----------
                                                        154,094
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Black Hills Corp. ....................      3,216       118,799
Dynegy, Inc. (Class A) (a)............     38,757       280,601
                                                    -----------
                                                        399,400
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.7%
Carlisle Cos., Inc. ..................      3,025       237,462
Sequa Corp. (a).......................        693        79,737
Standex International Corp. ..........      1,113        33,535
Teleflex, Inc. .......................      3,402       219,633
Tredegar Corp. .......................      2,686        60,730
                                                    -----------
                                                        631,097
                                                    -----------
INSURANCE -- 6.8%
21st Century Insurance Group..........      2,561        45,202
Alfa Corp. ...........................      3,673        69,089
Alleghany Corp. (a)...................        490       178,164
Allied World Assurance Holdings,
  Ltd. ...............................        968        42,234
American Financial Group, Inc. .......      6,706       240,812
American National Insurance Co. ......      1,556       177,555
Amtrust Financial Services, Inc. .....      2,500        21,375
Argonaut Group, Inc. (a)..............      3,178       110,785
Aspen Insurance Holdings, Ltd. .......      5,520       145,507
Assured Guaranty, Ltd. ...............      4,657       123,876
Baldwin & Lyons, Inc. (Class B).......        946        24,161
Bristol West Holdings, Inc. ..........      1,691        26,768
CNA Surety Corp. (a)..................      1,534        32,981
Delphi Financial Group................      4,082       165,158
eHealth, Inc. (a).....................        484         9,733
Endurance Specialty Holdings, Ltd. ...      5,694       208,286
Enstar Group, Inc. (a)................        427        40,949
Erie Indemnity Co. (Class A)..........      5,014       290,712
FBL Financial Group, Inc. (Class A)...      1,188        46,427
Great American Financial Resources,
  Inc. ...............................        766        17,656
Hanover Insurance Group, Inc. ........      4,994       243,707
Harleysville Group, Inc. .............      1,371        47,738
Horace Mann Educators Corp. ..........      4,153        83,891
Infinity Property & Casualty Corp. ...      1,946        94,167
IPC Holdings, Ltd. ...................      6,181       194,392
Kansas City Life Insurance Co. .......        435        21,785
LandAmerica Financial Group,
Inc. .................................      2,029       128,050
Max Re Capital, Ltd. .................      4,362       108,265
Mercury General Corp. ................      2,581       136,096
Montpelier Re Holdings, Ltd. .........     10,125       188,426
National Western Life Insurance Co.
  (Class A)...........................        219        50,401
Navigators Group, Inc. (a)............      1,310        63,116
Odyssey Re Holdings Corp. ............      2,209        82,396
Ohio Casualty Corp. ..................      5,959       177,638
OneBeacon Insurance Group, Ltd. (a)...      2,326        65,128
PartnerRe, Ltd. ......................      5,506       391,091
Platinum Underwriters Holdings,
  Ltd. ...............................      5,704       176,482
Presidential Life Corp. ..............      2,109        46,293

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ProAssurance Corp. (a)................      2,945   $   147,014
Reinsurance Group America, Inc. ......      2,858       159,191
RenaissanceRe Holdings, Ltd. .........      6,092       365,520
RLI Corp. ............................      2,120       119,610
Safety Insurance Group, Inc. .........      1,368        69,371
Security Capital Assurance, Ltd. .....      2,094        58,276
Selective Insurance Group, Inc. ......      2,820       161,558
StanCorp Financial Group, Inc. .......      5,194       233,990
State Auto Financial Corp. ...........      1,364        47,372
Stewart Information Services Corp. ...      1,609        69,766
The Commerce Group, Inc. .............      5,929       176,388
The Midland Co. ......................      1,268        53,193
The Phoenix Cos., Inc. ...............     10,930       173,678
United America Indemnity, Ltd. (a)....      1,920        48,634
United Fire & Casualty Co. ...........      2,139        75,400
Wesco Financial Corp. ................        136        62,560
Zenith National Insurance Corp. ......      3,653       171,362
                                                    -----------
                                                      6,509,375
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. ..................      6,365        84,527
                                                    -----------
IT SERVICES -- 1.5%
BearingPoint, Inc. (a)................     18,248       143,612
Convergys Corp. (a)...................     13,326       316,892
Covansys Corp. (a)....................      1,788        41,035
CSG Systems International, Inc. (a)...      4,540       121,354
Forrester Research, Inc. (a)..........      1,404        38,062
Gevity HR, Inc. ......................      2,453        58,112
infoUSA, Inc. ........................      3,490        41,566
Mantech International Corp. (a).......      1,745        64,268
MAXIMUS, Inc. ........................      2,016        62,052
MPS Group, Inc. (a)...................     10,054       142,566
Perot Systems Corp. (Class A) (a).....      8,068       132,235
Unisys Corp. (a)......................     33,152       259,912
                                                    -----------
                                                      1,421,666
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Callaway Golf Co. ....................      6,693        96,446
JAKKS Pacific, Inc. (a)...............      2,579        56,325
K2, Inc. (a)..........................      4,614        60,859
Nautilus Group, Inc. .................      3,173        44,422
Polaris Industries, Inc. .............      3,770       176,549
                                                    -----------
                                                        434,601
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Cambrex Corp. ........................      2,632        59,799
PerkinElmer, Inc. ....................     12,210       271,428
                                                    -----------
                                                        331,227
                                                    -----------
MACHINERY -- 5.0%
AGCO Corp. (a)........................      8,718       269,735
Albany International Corp. (Class
  A)..................................      2,427        79,873
Astec Industries, Inc. (a)............      1,729        60,688
Barnes Group, Inc. ...................      4,014        87,305
Blount International, Inc. (a)........      3,664        49,317
Briggs & Stratton Corp. ..............      4,792       129,144
Cascade Corp. ........................      1,016        53,746
CIRCOR International, Inc. ...........      1,283        47,202
Crane Co. ............................      5,115       187,414
EnPro Industries, Inc. (a)............      2,044        67,881

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Federal Signal Corp. .................      4,685   $    75,147
Flowserve Corp. (a)...................      5,456       275,364
Freightcar America, Inc. .............      1,211        67,150
Harsco Corp. .........................      4,004       304,704
IDEX Corp. ...........................      5,131       243,261
Kaydon Corp. .........................      2,722       108,172
Kennametal, Inc. .....................      3,812       224,336
Lincoln Electric Holdings, Inc. ......      3,830       231,409
Lindsay Manufacturing Co. ............      1,015        33,140
Mueller Industries, Inc. .............      3,533       111,996
Mueller Water Products, Inc. (Class
  B)..................................     11,232       167,020
NACCO Industries, Inc. ...............        513        70,076
Navistar International Corp. (a)......      6,445       215,456
Nordson Corp. ........................      2,936       146,301
Robbins & Myers, Inc. ................      1,218        55,931
Tecumseh Products Co. (Class A) (a)...      1,531        25,874
Tennant Co. ..........................      1,546        44,834
The Greenbrier Cos., Inc. ............      1,402        42,060
The Manitowoc Co., Inc. ..............      6,022       357,887
The Timken Co. .......................      8,254       240,852
Trinity Industries, Inc. .............      7,695       270,864
Valmont Industries, Inc. .............      1,816       100,770
Wabash National Corp. ................      2,879        43,473
Wabtec Corp. .........................      4,693       142,573
Watts Water Technologies, Inc. .......      2,944       121,028
                                                    -----------
                                                      4,751,983
                                                    -----------
MARINE -- 0.3%
Alexander & Baldwin, Inc. ............      4,149       183,967
Eagle Bulk Shipping, Inc. ............      2,721        47,182
Genco Shipping & Trading, Ltd. .......      1,106        30,901
Horizon Lines, Inc. ..................      2,349        63,329
                                                    -----------
                                                        325,379
                                                    -----------
MEDIA -- 2.2%
Belo Corp. ...........................      8,843       162,446
Carmike Cinemas, Inc. ................      1,111        22,653
Catalina Marketing Corp. .............      3,548        97,570
Citadel Broadcasting Corp. ...........      3,470        34,561
Courier Corp. ........................      1,108        43,179
Cox Radio, Inc. (Class A) (a).........      3,507        57,164
Cumulus Media, Inc. (a)...............      3,427        35,607
Emmis Communications Corp. ...........      3,239        26,689
Entercom Communications Corp. ........      3,065        86,372
Fisher Communications, Inc. (a).......        714        31,566
Hearst-Argyle Television, Inc. .......      2,397        61,123
Journal Communications, Inc. .........      4,612        58,157
Journal Register Co. .................      3,711        27,090
Lee Enterprises, Inc. ................      4,010       124,551
Lin TV Corp. (Class A) (a)............      2,640        26,268
McClatchy Co. (Class A)...............      5,326       230,616
Media General, Inc. (Class A).........      2,150        79,915
Meredith Corp. .......................      3,794       213,792
Radio One, Inc. (Class A) (a).........      7,601        51,155
RCN Corp. (a).........................      3,579       107,907
Reader's Digest Association, Inc. ....      9,446       157,748
Regal Entertainment Group.............      6,477       138,090
Scholastic Corp. (a)..................      3,257       116,731
Sinclair Broadcast Group, Inc. .......      4,579        48,080
Sun-Times Media Group, Inc. ..........      5,413        26,578

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Westwood One, Inc. ...................      7,102   $    50,140
World Wrestling Entertainment, Inc.
  (Class A)...........................      1,788        29,144
                                                    -----------
                                                      2,144,892
                                                    -----------
METALS & MINING -- 2.9%
AMCOL International Corp. ............      2,480        68,795
Brush Engineered Materials, Inc.
  (a).................................      2,075        70,073
Carpenter Technology Corp. ...........      2,507       257,018
Century Aluminum Co. (a)..............      2,392       106,803
Chaparral Steel Co. (a)...............      4,108       181,861
Cleveland-Cliffs, Inc. ...............      4,038       195,601
Commercial Metals Co. ................     11,689       301,576
Compass Minerals International,
  Inc. ...............................      3,063        96,668
Gibraltar Industries, Inc. ...........      2,622        61,643
Kaiser Aluminum Corp. (a).............      1,153        64,545
Oregon Steel Mills, Inc. (a)..........      3,494       218,061
Quanex Corp. .........................      3,568       123,417
Reliance Steel & Aluminum Co. ........      6,016       236,910
RTI International Metals, Inc. (a)....      2,210       172,866
Ryerson Tull, Inc. ...................      2,244        56,302
Schnitzer Steel Industries, Inc.
  (Class A)...........................      2,198        87,261
Steel Dynamics, Inc. .................      8,896       288,675
Stillwater Mining Co. (a).............      4,348        54,307
Worthington Industries, Inc. .........      7,041       124,766
                                                    -----------
                                                      2,767,148
                                                    -----------
MULTI-UTILITIES -- 2.2%
Aquila, Inc. (a)......................     36,202       170,150
Avista Corp. .........................      4,745       120,096
CH Energy Group, Inc. ................      1,535        81,048
CMS Energy Corp. (a)..................     21,439       358,031
NorthWestern Corp. ...................      3,480       123,122
OGE Energy Corp. .....................      8,792       351,680
PNM Resources, Inc. ..................      6,169       191,856
Puget Energy, Inc. ...................     11,156       282,916
Vectren Corp. ........................      7,407       209,470
WPS Resources Corp. ..................      4,153       224,387
                                                    -----------
                                                      2,112,756
                                                    -----------
MULTILINE RETAIL -- 0.7%
Big Lots, Inc. (a)....................     10,558       241,989
Dillards, Inc. (Class A)..............      6,278       219,542
Saks, Inc. ...........................     11,654       207,674
Tuesday Morning Corp. ................      2,867        44,582
                                                    -----------
                                                        713,787
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 5.1%
Atlas Pipeline Holdings LP............        339         8,095
Aventine Renewable Energy Holdings,
  Inc. (a)............................      3,080        72,565
Boardwalk Pipeline Partners LP........      2,014        62,071
Buckeye Partners LP...................      3,525       163,842
Calumet Specialty Products Partners
  LP..................................      1,146        45,886
Crosstex Energy LP....................      1,606        63,999
DCP Midstream Partners LP.............        974        33,652
Dorchester Minerals LP................      2,654        58,468
Double Hull Tankers, Inc. ............      1,630        26,390
Enbridge Energy Partners LP...........      4,835       238,801
Evergreen Energy, Inc. (a)............      7,984        78,962
Ferrellgas Partners LP................      3,686        78,807

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Forest Oil Corp. (a)..................      5,270   $   172,224
General Maritime Corp. ...............      2,600        91,494
Giant Industries, Inc. (a)............      1,477       110,701
Harvest Natural Resources, Inc. (a)...      3,566        37,907
Holly Energy Partners LP..............        771        31,033
Hugoton Royalty Trust.................      3,849        94,685
Inergy Holdings LP....................        935        37,400
Inergy LP.............................      3,566       106,302
James River Coal Co. (a)..............      1,420        13,178
Linn Energy LLC.......................      1,389        44,379
Magellan Midstream Partners LP........      6,456       249,202
Markwest Energy Partners LP...........      1,394        83,152
Massey Energy Co. ....................      7,288       169,300
McMoRan Exploration Co. (a)...........      2,319        32,976
Meridian Resource Corp. (a)...........      8,538        26,382
Natural Resource Partners LP..........      1,639        94,980
Overseas Shipholding Group, Inc. .....      2,940       165,522
Penn Virginia Resource Partners LP....      2,489        64,739
Petrohawk Energy Corp. (a)............     16,158       185,817
Plains All American Pipeline LP.......      7,741       396,339
Ship Finance International, Ltd. .....      3,973        94,398
Stone Energy Corp. (a)................      2,573        90,956
Sunoco Logistics Partners LP..........      1,619        81,857
Swift Energy Co. (a)..................      2,841       127,305
TC Pipelines LP.......................      1,530        55,080
Teekay LNG Partners LP................      1,040        34,642
Teekay Shipping Corp. ................      4,183       182,462
TEPPCO Partners LP....................      7,321       295,109
The Houston Exploration Co. (a).......      2,772       143,534
U.S. Shipping Partners LP.............        885        16,594
USEC, Inc. ...........................      8,574       109,061
Valero LP.............................      3,515       196,032
VeraSun Energy Corp. (a)..............      1,754        34,641
Whiting Petroleum Corp. (a)...........      3,553       165,570
Williams Partners LP..................      1,935        74,884
                                                    -----------
                                                      4,841,375
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.7%
Bowater, Inc. ........................      5,459       122,827
Buckeye Technologies, Inc. (a)........      3,668        43,943
Deltic Timber Corp. ..................      1,112        62,027
Glatfelter............................      3,926        60,853
Louisiana-Pacific Corp. ..............     10,268       221,070
Neenah Paper, Inc. ...................      1,453        51,320
Schweitzer-Mauduit International,
  Inc. ...............................      1,442        37,564
Wausau-Mosinee Paper Corp. ...........      4,637        69,509
                                                    -----------
                                                        669,113
                                                    -----------
PERSONAL PRODUCTS -- 0.2%
Nu Skin Enterprises, Inc. (Class A)...      5,199        94,778
Playtex Products, Inc. (a)............      5,787        83,275
                                                    -----------
                                                        178,053
                                                    -----------
PHARMACEUTICALS -- 0.3%
Alpharma, Inc. (Class A)..............      4,099        98,786
KV Pharmaceutical Co. (Class A) (a)...      4,094        97,355
Perrigo Co. ..........................      7,489       129,560
                                                    -----------
                                                        325,701
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
REAL ESTATE INVESTMENT TRUSTS -- 12.8%
Acadia Realty Trust...................      2,730   $    68,305
Alexandria Real Estate Equities,
  Inc. ...............................      2,836       284,734
American Financial Realty Trust.......     12,482       142,794
American Home Mortgage Investment
  Corp. ..............................      4,424       155,371
Annaly Mortgage Management, Inc. .....     19,305       268,532
Anthracite Capital, Inc. .............      5,449        69,366
Arbor Realty Trust, Inc. .............      1,622        48,806
Ashford Hospitality Trust, Inc. ......      6,549        81,535
Brandywine Realty Trust...............      8,741       290,638
BRE Properties, Inc. (Class A)........      4,913       319,443
Capital Lease Funding, Inc. ..........      3,106        36,030
Capital Trust, Inc. (Class A).........      1,587        79,255
CBL & Associates Properties, Inc. ....      6,234       270,244
CBRE Realty Finance, Inc. ............        927        14,563
CentraCore Properties Trust...........      1,114        36,016
Colonial Properties Trust.............      4,445       208,382
Cousins Properties, Inc. .............      3,896       137,412
Crescent Real Estate Equities Co. ....      9,279       183,260
Crystal River Capital, Inc. ..........        699        17,845
Deerfield Triarc Capital Corp. .......      4,009        67,872
DiamondRock Hospitality Co. ..........      6,942       125,025
Douglas Emmett, Inc. .................      6,424       170,814
EastGroup Properties, Inc. ...........      2,326       124,581
Education Realty Trust, Inc. .........      2,485        36,703
Entertainment Properties Trust........      2,592       151,476
Equity Inns, Inc. ....................      5,229        83,455
Equity Lifestyle Properties, Inc. ....      2,135       116,208
Equity One, Inc. .....................      3,606        96,136
Extra Space Storage, Inc. ............      6,227       113,705
FelCor Lodging Trust, Inc. ...........      6,019       131,455
Fieldstone Investment Corp. ..........      4,876        21,357
First Industrial Realty Trust,
  Inc. ...............................      4,295       201,393
Franklin Street Properties Corp. .....      6,185       130,194
Friedman, Billings, Ramsey Group,
  Inc. ...............................     14,595       116,760
Getty Realty Corp. ...................      1,869        57,752
Glimcher Realty Trust.................      3,490        93,218
GMH Communities Trust.................      4,042        41,026
Gramercy Capital Corp./New York.......      2,072        64,004
Health Care REIT, Inc. ...............      7,003       301,269
Healthcare Realty Trust, Inc. ........      4,620       182,675
Highland Hospitality Corp. ...........      5,528        78,774
Highwoods Properties, Inc. ...........      5,401       220,145
Home Properties, Inc. ................      3,210       190,257
HomeBanc Corp. .......................      4,430        18,739
HRPT Properties Trust.................     20,337       251,162
Impac Mortgage Holdings, Inc. ........      6,891        60,641
Inland Real Estate Corp. .............      5,973       111,815
Innkeepers USA Trust..................      4,381        67,905
Investors Real Estate Trust...........      4,424        45,390
JER Investors Trust, Inc. ............      2,667        55,127
Kilroy Realty Corp. ..................      3,203       249,834
KKR Financial Corp. ..................      7,845       210,168
LaSalle Hotel Properties..............      3,856       176,798
Lexington Corporate Properties
  Trust...............................      5,114       114,656
Longview Fibre Co. ...................      6,383       140,107
LTC Properties, Inc. .................      2,042        55,767
Luminent Mortgage Capital, Inc. ......      4,370        42,433

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Medical Properties Trust, Inc. .......      3,796   $    58,079
MFA Mortgage Investments, Inc. .......      7,683        59,082
Mid-America Apartment Communities,
  Inc. ...............................      2,378       136,117
Mills Corp. ..........................      4,934        98,680
National Health Investors, Inc. ......      2,484        81,972
National Retail Properties, Inc. .....      5,720       131,274
Nationwide Health Properties, Inc. ...      8,162       246,656
New Century Financial Corp. ..........      4,931       155,770
Newcastle Investment Corp. ...........      4,444       139,186
Newkirk Realty Trust, Inc. ...........      1,445        26,068
Novastar Financial, Inc. .............      3,567        95,061
Omega Healthcare Investors, Inc. .....      5,727       101,482
Parkway Properties, Inc. .............      1,465        74,730
Pennsylvania Real Estate Investment
  Trust...............................      3,580       140,980
Post Properties, Inc. ................      4,175       190,797
Potlatch Corp. .......................      3,719       162,967
PS Business Parks, Inc. ..............      1,629       115,187
RAIT Investment Trust.................      5,055       174,296
Ramco-Gershenson Properties Trust.....      1,616        61,634
Rayonier, Inc. .......................      7,380       302,949
Realty Income Corp. ..................      9,704       268,801
Reckson Associates Realty Corp. ......      8,060       367,536
Redwood Trust, Inc. ..................      2,397       139,218
Saul Centers, Inc. ...................      1,113        61,426
Senior Housing Properties Trust.......      7,397       181,079
Sovran Self Storage, Inc. ............      1,947       111,524
Spirit Finance Corp. .................      9,467       118,053
Strategic Hotels & Resorts, Inc. .....      7,317       159,437
Sun Communities, Inc. ................      1,675        54,203
Sunstone Hotel Investors, Inc. .......      5,596       149,581
Tanger Factory Outlet Centers,
  Inc. ...............................      2,977       116,341
Taubman Centers, Inc. ................      5,116       260,200
Trustreet Properties, Inc. ...........      6,621       111,564
U-Store-It Trust......................      4,610        94,735
Universal Health Realty Income
  Trust...............................      1,114        43,424
Urstadt Biddle Properties (Class A)...      1,887        36,023
Washington Real Estate Investment
  Trust...............................      4,331       173,240
                                                    -----------
                                                     12,228,679
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Affordable Residential Communities
  (a).................................      3,407        39,691
Tejon Ranch Co. (a)...................      1,145        63,937
                                                    -----------
                                                        103,628
                                                    -----------
ROAD & RAIL -- 1.8%
Amerco, Inc. (a)......................        743        64,648
Arkansas Best Corp. ..................      2,220        79,920
Avis Budget Group, Inc. ..............      9,704       210,480
Con-way, Inc. ........................      4,698       206,900
Dollar Thrifty Automotive
Group (a).............................      2,205       100,570
Kansas City Southern (a)..............      7,391       214,191
Laidlaw International, Inc. ..........      7,934       241,432
Ryder Systems, Inc. ..................      5,934       302,990
Werner Enterprises, Inc. .............      5,310        92,819
YRC Worldwide, Inc. (a)...............      5,578       210,458
                                                    -----------
                                                      1,724,408
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
Actel Corp. (a).......................      2,501   $    45,418
Advanced Energy Industries, Inc.
  (a).................................      3,418        64,498
Axcelis Technologies, Inc. (a)........      9,934        57,915
Cohu, Inc. ...........................      1,957        39,453
Credence Systems Corp. (a)............      8,610        44,772
Cypress Semiconductor Corp. (a).......     13,902       234,527
Entegris, Inc. (a)....................     11,508       124,517
Exar Corp. (a)........................      3,458        44,954
Fairchild Semiconductor International,
  Inc. (a)............................     11,815       198,610
Integrated Device Technology, Inc.
  (a).................................     19,412       300,498
Kulicke & Soffa Industries, Inc.
  (a).................................      5,626        47,258
Lattice Semiconductor Corp. (a).......     10,557        68,409
MKS Instruments, Inc. (a).............      3,693        83,388
Photronics, Inc. (a)..................      3,692        60,327
Standard Microsystems Corp. (a).......      2,131        59,625
TriQuint Semiconductor, Inc. (a)......     13,604        61,218
Veeco Instruments, Inc. (a)...........      2,580        48,324
                                                    -----------
                                                      1,583,711
                                                    -----------
SOFTWARE -- 0.8%
Aspen Technology, Inc. (a)............      4,778        52,654
Borland Software Corp. (a)............      7,601        41,349
Compuware Corp. (a)...................     34,124       284,253
Novell, Inc. (a)......................     32,830       203,546
Sybase, Inc. (a)......................      8,692       214,692
                                                    -----------
                                                        796,494
                                                    -----------
SPECIALTY RETAIL -- 2.1%
Asbury Automotive Group, Inc. ........      2,662        62,717
Barnes & Noble, Inc. .................      5,111       202,958
Blockbuster, Inc. (Class A) (a).......     16,895        89,375
Borders Group, Inc. ..................      6,047       135,150
Buckle, Inc. .........................        938        47,697
CSK Auto Corp. (a)....................      4,260        73,059
DEB Shops, Inc. ......................        332         8,765
Group 1 Automotive, Inc. .............      2,128       110,060
Jo-Ann Stores, Inc. (a)...............      2,320        57,072
Lithia Motors, Inc. (Class A).........      1,437        41,328
OfficeMax, Inc. ......................      7,264       360,658
Payless ShoeSource, Inc. (a)..........      6,364       208,867
Pier 1 Imports, Inc. .................      7,876        46,862
Sonic Automotive, Inc. (Class A)......      2,906        84,390
Stage Stores, Inc. ...................      2,852        86,672
Talbots, Inc. ........................      2,157        51,984
The Cato Corp. (Class A)..............      2,997        68,661
The Pep Boys -- Manny, Moe & Jack.....      4,171        61,981
United Auto Group, Inc. ..............      4,034        95,081
Zale Corp. (a)........................      4,633       130,697
                                                    -----------
                                                      2,024,034
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Brown Shoe Co., Inc. (a)..............      2,702       128,993
Hanesbrands, Inc. (a).................      9,313       219,973
Kellwood Co. .........................      2,355        76,585
Kenneth Cole Productions, Inc. (Class
  A)..................................      1,107        26,557
Movado Group, Inc. ...................      1,799        52,171
Oxford Industries, Inc. ..............      1,501        74,525

See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Phillips-Van Heusen Corp. ............      5,355   $   268,660
Skechers USA, Inc. (a)................      2,507        83,508
Stride Rite Corp. ....................      3,219        48,542
UniFirst Corp. .......................      1,255        48,205
Wolverine World Wide, Inc. ...........      5,480       156,290
Xerium Technologies, Inc. ............      1,966        19,247
                                                    -----------
                                                      1,203,256
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 3.2%
Accredited Home Lenders Holding Co.
  (a).................................      2,220        60,562
Anchor Bancorp Wisconsin, Inc. .......      2,016        58,101
Bank Mutual Corp. ....................      5,659        68,530
BankAtlantic Bancorp, Inc. (Class
  A)..................................      4,595        63,457
BankUnited Financial Corp. ...........      3,628       101,439
Brookline Bancorp, Inc. ..............      5,964        78,546
Capitol Federal Financial.............      2,041        78,415
Charter Financial Corp. ..............        430        22,154
CharterMac............................      5,018       107,736
City Bank.............................      1,406        50,317
Clifton Savings Bancorp, Inc. ........      1,364        16,627
Corus Bankshares, Inc. ...............      3,250        74,978
Dime Community Bancshares.............      3,310        46,373
Doral Financial Corp. ................      9,035        25,930
Downey Financial Corp. ...............      2,072       150,386
Fidelity Bankshares, Inc. ............      2,304        91,400
First Busey Corp. ....................      1,531        35,290
First Financial Holdings, Inc. .......      1,197        46,898
First Niagara Financial Group,
  Inc. ...............................     10,781       160,206
First Place Financial Corp. ..........      1,701        39,956
FirstFed Financial Corp. (a)..........      1,629       109,094
Flagstar Bancorp, Inc. ...............      3,656        54,255
Flushing Financial Corp. .............      1,861        31,767
Fremont General Corp. ................      6,464       104,781
IndyMac Bancorp, Inc. ................      6,913       312,191
Kearny Financial Corp. ...............      2,131        34,224
MAF Bancorp, Inc. ....................      3,039       135,813
Northwest Bancorp, Inc. ..............      1,958        53,767
OceanFirst Financial Corp. ...........        857        19,651
Partners Trust Financial Group,
  Inc. ...............................      3,940        45,862
PFF Bancorp, Inc. ....................      2,230        76,957
Provident Financial Services, Inc. ...      5,884       106,677
Provident New York Bancorp............      4,021        60,235
Roma Financial Corp. (a)..............        960        15,898
TierOne Corp. ........................      1,629        51,493
Triad Guaranty, Inc. (a)..............      1,201        65,899
TrustCo Bank Corp. NY.................      7,283        80,987
United Community Financial Corp. .....      2,739        33,525
Washington Federal, Inc. .............      8,387       197,346
Wauwatosa Holdings, Inc. (a)..........      1,031        18,372
WSFS Financial Corp. .................        687        45,981
                                                    -----------
                                                      3,032,076
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
TOBACCO -- 0.2%
Universal Corp. ......................      2,470   $   121,054
Vector Group, Ltd. ...................      2,953        52,416
                                                    -----------
                                                        173,470
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aircastle, Ltd. ......................        847        24,987
Applied Industrial Technologies,
  Inc. ...............................      3,769        99,162
BlueLinx Holdings, Inc. ..............      1,198        12,459
GATX Corp. ...........................      4,359       188,876
Kaman Corp. (Class A).................      2,178        48,765
Lawson Products, Inc. ................        326        14,960
UAP Holding Corp. ....................      3,784        95,281
United Rentals, Inc. (a)..............      6,759       171,881
Watsco, Inc. .........................      2,410       113,656
                                                    -----------
                                                        770,027
                                                    -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. ......................      1,028        24,014
Macquarie Infrastructure Co. Trust....      3,221       114,281
                                                    -----------
                                                        138,295
                                                    -----------
WATER UTILITIES -- 0.5%
American States Water Co. ............      1,622        62,642
Aqua America, Inc. ...................     12,757       290,605
California Water Service Group........      1,823        73,649
SJW Corp. ............................      1,278        49,535
                                                    -----------
                                                        476,431
                                                    -----------
WIRELESS TELECOMMUNICATION
  SERVICES -- 0.1%
USA Mobility, Inc. ...................      2,389        53,442
                                                    -----------
TOTAL COMMON STOCKS --
(Cost $84,571,845)....................               95,365,371
                                                    -----------
RIGHTS -- 0.0% (B)
Affordable Residential Communities,
  Inc. (expiring 1/23/07) (a) (c)
  (Cost $0)...........................      3,407         3,010
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment
  Class Prime Fund
  (Cost $282,096).....................    282,096       282,096
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $84,853,941)..................               95,650,477
OTHER ASSETS AND
  LIABILITIES -- 0.0%(B)..............                    7,863
                                                    -----------
NET ASSETS -- 100.0%..................              $95,658,340
                                                    ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President, and Gary L. French, the Registrant's Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; This Form N-CSR is a Semi-Annual
Report.

   (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

   (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STREETTRACKS(R) SERIES TRUST

By:      /s/ James E. Ross
         ---------------------------
         James E. Ross
         President and Principal Executive Officer

Date:    March 2, 2007
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James E. Ross
         ---------------------------
         James E. Ross
         President and Principal Executive Officer

Date:    March 2, 2007
         ---------------------------


By:      /s/Gary L. French
         ---------------------------
         Gary L. French
         Treasurer and Principal Financial Officer

Date:    March 2, 2007
         ---------------------------